AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2007


                                                      REGISTRATION NO. 333-90737
                                                               AND NO. 811-09693

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 10 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 12 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485
            |X| on May 1, 2007 pursuant to paragraph (b) of Rule 485
        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_| on          , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

        |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

                                                      [JEFFERSON NATIONAL LOGO]
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                                 ADVANTAGE PLUS
                         THE FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY


   This prospectus describes the Advantage Plus individual flexible premium deferred annuity Contract, fixed and variable accounts (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both.

   The Contract has a Purchase Payment Credit feature. Each time you make a Purchase Payment, We will credit an additional 4% to that payment. The expenses for this Contract are higher than other annuity Contracts We offer that do not have a Purchase Payment Credit (also referred to as a bonus). The benefit of the Purchase Payment Credit may be more than offset by the higher expenses, relative to other annuity Contracts We offer, attributable to the Purchase Payment Credit.

   The Contract has a variety of Investment Options, which include a Fixed Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account and/or the Sub-accounts. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account offers interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account option.

A I M VARIABLE INSURANCE FUNDS
MANAGED BY A I M ADVISORS, INC.
   o AIM V.I. Basic Value - Series II shares
   o AIM V.I. Core Equity - Series I shares
   o AIM V.I. Financial Services - Series I shares
   o AIM V.I. Global Health Care - Series I shares
   o AIM V.I. Global Real Estate Fund - Series I shares
   o AIM V.I. High Yield - Series I shares
   o AIM V.I. Mid Cap Core Equity - Series II shares
   o AIM V.I. Technology - Series I shares

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.
   o Alger American Growth - Class O
   o Alger American Leveraged AllCap - Class O
   o Alger American MidCap Growth P- Class O
   o Alger American Small Capitalization -Class O

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   MANAGED BY ALLIANCEBERNSTEIN L.P.
   o AllianceBernstein Growth and Income
   o AllianceBernstein Small-Mid Cap Value

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
   o American Century VP Balanced (Class I)
   o American Century VP Income & Growth (Class I)
   o American Century VP Inflation Protection (Class II)
   o American Century VP Value (Class I)
MANAGED BY AMERICAN CENTURY GLOBAL INVESTMENT MANAGEMENT, INC.
   o American Century VP International (Class I)

THE DIREXION INSURANCE TRUST
MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC
   o DireXion Dynamic VP HY Bond

THE DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)
MANAGED BY THE DREYFUS CORPORATION
   o DREYFUS IP - SMALL CAP STOCK INDEX

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES) MANAGED BY THE DREYFUS CORPORATION

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION
   o Dreyfus VIF--International Value (Initial Shares)

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   o Federated Capital Income II
   o Federated High Income Bond II (Primary Shares)
MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o Federated International Equity II

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL MANAGEMENT LLC
   o Janus Aspen Growth and Income (Institutional Shares)
   o Janus Aspen International Growth (Institutional Shares)
   o Janus Aspen Large Cap Growth (Institutional Shares)
   o Janus Aspen Mid Cap Growth (Institutional Shares)
   o Janus Aspen Worldwide Growth (Institutional Shares)


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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

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LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT LLC
   o Lazard Retirement Emerging Markets
   o Lazard Retirement International Equity
   o Lazard Retirement Small Cap
   o Lazard Retirement US Strategic Equity

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUBADVISED BY CLEARBRIDGE ADVISORS, LLC
   o Legg Mason Partners Variable Aggressive Growth
   o Legg Mason Partners Variable Capital and Income (Formerly Legg Mason Partners Variable Total Return Portfolio)
   o Legg Mason Partners Variable Fundamental Value (Formerly Legg Mason Partners Variable All Cap Portfolio)
   o Legg Mason Partners Variable Large Cap Growth

LEGG MASON PARTNERS VARIABLE INCOME TRUST
SUBADVISED BY WEST ASSET MANAGEMENT COMPANY
   o Legg Mason Partners Variable Global High Yield Bond
   o Legg Mason Partners Variable Government Portfolio
   o Legg Mason Partners Variable Strategic Bond

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO. LLC
   o Lord Abbett Series Fund, Inc. - America's Value
   o Lord Abbett Series Fund, Inc. - Growth and Income

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT")
MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.
   o Lehman Brothers High Income Bond (Formerly High Income Bond Portfolio, a series of Neuberger Berman AMT)
   o Lehman Brothers Short Duration Bond (Formerly Limited Maturity
     Bond Portfolio)
   o Neuberger Berman AMT Fasciano (Class S)
   o Neuberger Berman AMT Mid-Cap Growth
   o Neuberger Berman AMT Partners
   o Neuberger Berman AMT Regency
   o Neuberger Berman AMT Socially Responsive

NORTHERN LIGHTS VARIABLE TRUST
MANAGED BY JNF ADVISORS, INC.
   o JNF Chicago Equity Partners Balanced
   o JNF Chicago Equity Partners Equity

PIMCO VARIABLE INSURANCE TRUST
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   o PIMCO VIT Money Market (Administrative Class)
   o PIMCO VIT Real Return (Administrative Class)
   o PIMCO VIT Short-Term (Administrative Class)
   o PIMCO VIT Total Return (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
   o Pioneer Core Bond VCT
   o Pioneer Equity Income VCT
   o Pioneer Fund VCT
   o Pioneer High Yield VCT
   o Pioneer International Value VCT
   o Pioneer Mid Cap Value VCT

ROYCE CAPITAL FUND
MANAGED BY ROYCE & ASSOCIATES, LLC
   o Royce Micro-Cap
   o Royce Small-Cap

RYDEX VARIABLE TRUST
MANAGED BY RYDEX INVESTMENTS
   o Rydex Banking
   o Rydex Basic Materials
   o Rydex Biotechnology
   o Rydex Commodities Strategy
   o Rydex Consumer Products
   o Rydex Dynamic Dow
   o Rydex Dynamic OTC
   o Rydex Dynamic S&P 500
   o Rydex Dynamic Strengthening Dollar
   o Rydex Dynamic Weakening Dollar
   o Rydex Electronics
   o Rydex Energy
   o Rydex Energy Services
   o Rydex Europe Advantage
   o Rydex Financial Services
   o Rydex Government Long Bond Advantage
   o Rydex Health Care
   o Rydex Internet
   o Rydex Inverse Dynamic Dow
   o Rydex Inverse Government Long Bond
   o Rydex Inverse Mid-Cap
   o Rydex Inverse OTC
   o Rydex Inverse Russell 2000
   o Rydex Inverse S&P 500
   o Rydex Japan Advantage
   o Rydex Large-Cap Growth
   o Rydex Large-Cap Value
   o Rydex Leisure o Rydex Mid Cap Advantage
   o Rydex Mid-Cap Growth
   o Rydex Mid-Cap Value
   o Rydex Nova
   o Rydex OTC
   o Rydex Precious Metals
   o Rydex Real Estate
   o Rydex Retailing
   o Rydex Russell 2000 Advantage
   o Rydex Sector Rotation
   o Rydex Small-Cap Growth
   o Rydex Small-Cap Value
   o Rydex Technology
   o Rydex Telecommunications
   o Rydex Transportation
   o Rydex U.S. Government Money Market
   o Rydex Utilities
   o CLS AdvisorOne Amerigo
   o CLS AdvisorOne Clermont

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED
   o Seligman Communications and Information
   o Seligman Global Technology
THIRD AVENUE VARIABLE SERIES TRUST
MANAGED BY THIRD AVENUE MANAGEMENT LLC.

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   o Third Avenue Value

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION
   o Van Eck Worldwide Absolute Return
   o Van Eck Worldwide Bond
   o Van Eck Worldwide Emerging Markets
   o Van Eck Worldwide Hard Assets
   o Van Eck Worldwide Real Estate

WELLS FARGO ADVANTAGE FUNDS
MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC

   o Wells Fargo Advantage VT Discovery
   o Wells Fargo Advantage VT Opportunity

     Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

     To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2007. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

  o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

  o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

  THE CONTRACTS:
  o  ARE NOT BANK DEPOSITS
  o  ARE NOT FEDERALLY INSURED
  o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
  o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL
  May 1, 2007

--------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS
                                                                                                                      PAGE
DEFINITIONS OF SPECIAL TERMS..........................................................................................6
HIGHLIGHTS............................................................................................................8
FEE TABLE.............................................................................................................9
CONDENSED FINANCIAL INFORMATION.......................................................................................12
THE COMPANY...........................................................................................................13
THE ADVANTAGE PLUS ANNUITY CONTRACT...................................................................................13
   Free Look..........................................................................................................13
   Ownership..........................................................................................................13
   Beneficiary........................................................................................................13
   Assignment.........................................................................................................13
   Requesting Transaction or Obtaining Information About Your Contract................................................13
PURCHASE..............................................................................................................14
   Purchase Payments..................................................................................................14
   Purchase Payment Credit Feature....................................................................................14
   Allocation of Purchase Payments....................................................................................14
 INVESTMENT OPTIONS...................................................................................................15
   Investment Portfolios..............................................................................................15
   The Fixed Account..................................................................................................16
   The General Account................................................................................................16
   Voting Rights......................................................................................................16
   Substitution.......................................................................................................16
   Transfers..........................................................................................................16
   Excessive Trading Limits...........................................................................................17
   Dollar Cost Averaging Program......................................................................................18
   Rebalancing Program................................................................................................18
   Asset Allocation Program...........................................................................................18
   Interest Sweep Program.............................................................................................18
EXPENSES..............................................................................................................18
   Insurance Charges..................................................................................................18
   Contract Maintenance Charge........................................................................................19
   Contingent Deferred Sales Charge...................................................................................19
   Waiver of Contingent Deferred Sales Charge.........................................................................19
   Reduction or Elimination of Contingent Deferred Sales Charge.......................................................20
   Investment Portfolio Expenses......................................................................................20
   Transfer Fee.......................................................................................................20
   Premium Taxes......................................................................................................20
   Income Taxes.......................................................................................................20
CONTRACT VALUE........................................................................................................20
   Accumulation Units.................................................................................................20
ACCESS TO YOUR MONEY..................................................................................................21
   Systematic Withdrawal Program......................................................................................21
   Suspension of Payments or Transfers................................................................................21
DEATH BENEFIT.........................................................................................................21
   Upon Your Death During the Accumulation Period.....................................................................21
   Standard Death Benefit Amount During the Accumulation Period.......................................................21
   Optional Guaranteed Minimum Death Benefit..........................................................................22
   Payment of the Death Benefit During the Accumulation Period........................................................22
   Death of Contract Owner During the Annuity Period..................................................................22
   Death of Annuitant.................................................................................................22

------------------------------------------------------------------------------------------------------------------------
ANNUITY PAYMENTS (THE ANNUITY PERIOD).................................................................................22
   Annuity Payment Amount.............................................................................................23
   Optional Guaranteed Minimum Income Benefit (GMIB)..................................................................23
   Annuity Options....................................................................................................23
TAXES.................................................................................................................24
   Annuity Contracts in General.......................................................................................24
   Tax Status of the Contracts........................................................................................24
   Taxation of Non-Qualified Contracts................................................................................25
   Taxation of Qualified Contracts....................................................................................25
   Possible Tax Law Changes...........................................................................................25
OTHER INFORMATION.....................................................................................................25
   Legal Proceedings..................................................................................................25
   The Separate Account...............................................................................................26
   Distributor........................................................................................................26
   Financial Statements...............................................................................................26
   Independent Registered Public Accounting Firm......................................................................26
APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS..........................................................28
APPENDIX B--CONDENSED FINANCIAL INFORMATION...........................................................................39
PRIVACY POLICY........................................................................................................58
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..........................................................59

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

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DEFINITIONS OF SPECIAL TERMS

     Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

     ACCUMULATION PERIOD: The period during which you invest money in your Contract.

     ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

     ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable Contingent Deferred Sales Charges and premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

     ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

     ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

     ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

     ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

     ANNUITY PERIOD: The period during which We make income payments to you.

     ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

     BENEFICIARY: The person designated to receive any benefits under the Contract if you, or under certain circumstances, the Annuitant dies.

     BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

     COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

     CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

     CONTRACT: The Advantage Plus individual flexible premium deferred annuity contract, which provides fixed and variable Investment Options offered by the Company.

     CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

     CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

     DEATH BENEFIT AMOUNT: The Death Benefit Amount is amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision or the optional Guaranteed Minimum Death Benefit Rider.

     FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

     FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Contingent Deferred Sales Charge. This period of time is generally 10 Business Days from receipt, but certain states require a longer period.

     INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Separate Account Annual Expenses, the charges for the optional Guaranteed Minimum Death Benefit, and charges for the optional Guaranteed Minimum Income Benefit. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

     INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

     INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

     INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the Fixed Account.

     INVESTMENT PORTFOLIOS: The variable Investment Options available under the contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

     JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

     NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

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


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     OWNER: You, the purchaser of the Contract are the Owner.

     PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

     PURCHASE PAYMENT CREDIT: The Purchase Payment Credit is an additional amount added to your Contract. We contribute the Purchase Payment Credit on each Purchase Payment added to the Contract. Purchase Payment Credits are considered earnings under the Contract.

     QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

     REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

     SEPARATE ACCOUNT: Jefferson National Life Annuity Account H of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

     SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

     TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

     WEBSITE: WWW.JEFFNAT.COM , which is the Website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

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



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HIGHLIGHTS

     The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account H (Separate Account) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

     The Contract has a Purchase Payment Credit feature under which We will credit an additional 4% to each Purchase Payment (Purchase Payment Credit or bonus) you make. We call this the bonus feature.

     The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Standard Death Benefit During the Accumulation Period."

     The Contract also offers a Guaranteed Minimum Death Benefit option. This benefit is guaranteed by Us. There is an additional charge for this option. This option may not be available in your state. This benefit is described in detail under the heading "Optional Guaranteed Minimum Death Benefit."

     We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect the Guaranteed Minimum Death Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value, on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

     All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 8% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

     You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

     FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation (less the Purchase Payment Credit). This may be more or less than your original payment. We will return your original payment if required by law.

     TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

     INQUIRIES. If you need more information, please visit Our Website (WWW.JEFFNAT.COM) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE (as a percentage of
Purchase Payments withdrawn)(1)...........................  8%
TRANSFER FEE(2)...........................................  You may make a transfer once very 30 days without charge. If you transfer more often, We may charge a fee of $25 per transfer.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                                 CURRENT CHARGE               MAXIMUM CHARGE
CONTRACT MAINTENANCE CHARGE(3)...........................................   $30 per Contract per year   $60 per Contract per year
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk and Administrative Charges....................             1.40%                       1.65%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(without optional riders)................................................             1.40%                       1.65%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER
(as a percentage of average Separate Account Contract Value).............             0.30%                       0.45%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT AND OPTIONAL GUARANTEED MINIMUM
INCOME BENEFIT RIDERS
(as a percentage of average Separate Account Contract Value) (4).........             0.60%                       0.65%
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
(assuming Optional Guaranteed Minimum Death Benefit and Optional
Guaranteed Minimum Income Benefit riders)................................             2.00%                       2.30%

--------------------------------------------------------------------------------

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.


                                                                                                        MINIMUM         MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including management fees,              Gross: 0.27%    Gross: 5.89%
distribution and/or service (12b-1) fees, and other expenses)(5)...................................    Net: 0.27%      Net: 5.12%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:


NUMBER OF CONTRACT YEARS FROM                                                                              CONTINGENT DEFERRED
RECEIPT OF PURCHASE PAYMENT                                                                               SALES CHARGE PERCENT
0-1................................................................................................                8%
2..................................................................................................                8%
3..................................................................................................                8%
4..................................................................................................                8%
5..................................................................................................                7%
6..................................................................................................                6%
7..................................................................................................                5%
8..................................................................................................                3%
9..................................................................................................                1%
10 and more........................................................................................                0%

Subject to any applicable limitations, each Contract year, you can take money out of your Contract without a Contingent Deferred Sales Charge. The amount of money you can withdraw without a Contingent Deferred Sales Charge is the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis)(excluding payments made by Us to Your Investment Adviser); (ii) the IRS minimum distribution requirement for your Contract if issued in connection with certain Individual Retirement Annuities or Qualified Plans; or (iii) the total of your Purchase Payments that have been in the Contract more than 9 complete Contract years.


(2) Transfers made for the Dollar Cost Averaging Program, Interest Sweep Program or Rebalancing Program do not count toward the one transfer per 30-day limit. All reallocations made on the same Business Day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) You can purchase the Guaranteed Minimum Income Benefit rider only if you purchase the Guaranteed Minimum Death Benefit rider.

(5) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least May 1, 2008. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,597.97      $3,217.16      $4,641.13        $7,364.27

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,008.82      $1,548.36      $2,022.74        $2,933.49

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,597.97      $3,217.16      $3,975.20        $7,364.27

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,008.82      $1,548.36      $1,377.03        $2,933.49

(3) If you do not surrender your Contract and have not purchased any riders:

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $846.56       $2,460.77      $3,975.20        $7,364.27

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $262.08        $805.90       $1,377.03         $2933.49

(4) If you surrender your Contract at the end of the applicable time period and have purchased the optional Guaranteed Minimum Death Benefit and optional Guaranteed Minimum Income Benefit riders with a maximum charge of 2.30%:

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,666.11      $3,397.76      $4,905.21        $7,730.08

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,076.96      $1,751.40      $2,358.14        $3,581.97

(5) If you annuitize at the end of the applicable time period and have purchased the optional Guaranteed Minimum Death Benefit and optional Guaranteed Minimum Income Benefit riders with a maximum charge of 2.30% (except under certain circumstances):

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,666.11      $3,397.76      $4,237.22        $7,730.08

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................     $1,076.96      $1,751.40      $1,709.85        $3,581.97

(6) If you do not surrender your Contract and have purchased the optional Guaranteed Minimum Death Benefit and optional Guaranteed Minimum Income Benefit riders with a maximum charge of 2.30%:

-------------------------------------------------------------------------------

ASSUMING MAXIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES......................................      $914.16       $2,639.85      $4,237.22        $7,730.08

ASSUMING MINIMUM INVESTMENT                                             1 YEAR         3 YEARS        5 YEARS          10 YEARS
PORTFOLIO OPERATING EXPENSES.......................................     $329.68       $1,007.25      $1,709.85        $3,581.97

CONDENSED FINANCIAL INFORMATION

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE COMPANY

     Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

     We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp. and an indirect wholly-owned subsidiary of Inviva, Inc.

     The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ADVANTAGE PLUS ANNUITY CONTRACT

     This prospectus describes the variable annuity Contract We are offering. An annuity is a Contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period.

     The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

     The Contract is called a variable annuity because you can choose to invest in the Investment Portfolios through the Sub-accounts of the Separate Account, and depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

     In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

     You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

FREE LOOK

     If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges and Investment Portfolio operating expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return the value of your Contract, less the Purchase Payment Credits. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to return your Purchase Payment if you decide to cancel your Contract within 10 Business Days after receiving it (or whatever period is required in your state).

OWNERSHIP

     OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

     A CHANGE OF OWNER MAY BE A TAXABLE EVENT.

     JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

BENEFICIARY

     The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

ASSIGNMENT

     Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

     If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

     AN ASSIGNMENT MAY BE A TAXABLE EVENT.

REQUESTING TRANSACTIONS OR OBTAINING INFORMATION ABOUT YOUR CONTRACT

     You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S.

-------------------------------------------------------------------------------
Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

     TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

     We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

     We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

PURCHASE

PURCHASE PAYMENTS

     A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. We will accept up to $2,000,000 in Purchase Payments without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.

     You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. If you select the systematic payment option or electronic funds transfer (EFT), you can make additional Purchase Payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

PURCHASE PAYMENT CREDIT FEATURE

     Each time you make a Purchase Payment, We will credit an additional 4% to that Purchase Payment. We refer to these amounts as Purchase Payment Credits or the Bonus. In the future, We may increase the percentage of the Purchase Payment Credit. Purchase Payment Credits will be allocated in the same way as your Purchase Payment. An amount equal to the Purchase Payment Credits will be deducted if you make a withdrawal during the Free Look Period. After the Free Look Period ends, you will have a vested interest in the Purchase Payment Credit.

     Contract charges are deducted from Contract Value. Therefore, when We credit your Contract with a Purchase Payment Credit, your Contract incurs expenses on the total Contract Value, which includes the Purchase Payment Credits and earnings on these amounts. When you cancel your Contract during the Free Look Period, you will forfeit your Purchase Payment Credit. Since charges will have been assessed during the Free Look Period against the higher amount (that is, the Purchase Payment plus the Purchase Payment Credit), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the Purchase Payment Credit. We expect to profit from certain charges assessed under the Contract, including certain charges (i.e., the Contingent Deferred Sales Charge and the Insurance Charges) associated with the Purchase Payment Credit. The Purchase Payment Credit feature may not be available in your state.

ALLOCATION OF PURCHASE PAYMENTS

     You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment and any Purchase Payment Credit according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them and any Purchase Payment Credit based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

     Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Any transaction involving a Rydex Investment Portfolio listed below received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

------------------------------------------------------------------

                  15 MINUTES BEFORE NYSE CLOSE
------------------------------------------------------------------
Dynamic Dow              Dynamic OTC            Dynamic S&P 500
------------------------------------------------------------------
Dynamic Strengthening    Dynamic Weakening      Europe Advantage
Dollar                   Dollar
------------------------------------------------------------------
Government Long Bond     Inverse Dynamic Dow    Inverse
Advantage                                       Government Long
                                                Bond
------------------------------------------------------------------
Inverse Mid-Cap          Inverse OTC            Inverse Russell
------------------------------------------------------------------
Inverse S&P 500          Japan Advantage        Large-Cap Growth
------------------------------------------------------------------
Large-Cap Value          Mid Cap Advantage      Mid-Cap Growth
------------------------------------------------------------------
Mid-Cap Value            Nova                   OTC
------------------------------------------------------------------
Russell 2000 Advantage   Small-Cap Growth       Small-Cap Value
------------------------------------------------------------------
U.S. Govt Money Mkt
------------------------------------------------------------------

--------------------------------------------------------------------------------

                  30 MINUTES BEFORE NYSE CLOSE
------------------------------------------------------------------
Banking                  Basic Materials        Biotechnology
------------------------------------------------------------------
Commodities Strategy     Consumer Products      Electronics
------------------------------------------------------------------
Energy                   Energy Services        Financial
                                                Services
------------------------------------------------------------------
Health Care              Internet               Leisure
------------------------------------------------------------------
Precious Metals          Real Estate            Retailing
------------------------------------------------------------------
Technology               Telecommunication      Transportation
------------------------------------------------------------------
Utilities
------------------------------------------------------------------

     Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

     The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

     You should read the prospectuses for the Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at: (866) 667-0561 or visit Our Website. See Appendix A for a summary of investment objectives and strategies for each Investment Portfolio.

     The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

     A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact a Investment Portfolios' ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

     Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

     We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The table below describes the annual payments we generally receive, and whether the fee is made pursuant to a 12b-1 plan approved by the fund or a separate administrative fee. Certain funds within the listed fund families may have fees that vary from the general payment structure. The amounts described may change at any time without notice.

------------------------------------------------------------------
          FUND FAMILY                12b-1       ADMINISTRATIVE
------------------------------------------------------------------
Alliance Bernstein Variable       0             .10%
Products Series Fund, Inc. -
Class A
------------------------------------------------------------------
AIM Variable Insurance Funds -    0             .30%
Series I
------------------------------------------------------------------
AIM Variable Insurance Funds -    .25%          .25%
Series II
------------------------------------------------------------------
Alger American Fund               0             .25%
------------------------------------------------------------------
American Century Variable         0             .25%
Portfolios, Inc. - Class I
------------------------------------------------------------------
American Century Variable         .25%          .05%
Portfolios, Inc.- Class II
------------------------------------------------------------------
DireXion Insurance Trust          0             .45%
------------------------------------------------------------------
Dreyfus Variable Investment       0             .25%
Fund - Initial
------------------------------------------------------------------
Dreyfus Investment Portfolios -   .25%          0
Service
------------------------------------------------------------------
Federated Insurance Series        0             .25%
------------------------------------------------------------------
Janus  Aspen Series -             N/A           .20%
Institutional Shares
------------------------------------------------------------------
Janus Aspen Series - Service      .25%          .20%
Shares
------------------------------------------------------------------
Lazard Retirement Series, Inc.    .25%          0
------------------------------------------------------------------
Legg Mason Partners Variable      0             .25%
Income Trust and Variable
Equity Trust
------------------------------------------------------------------
Lord Abbett Series Fund, Inc.     0             .25%
------------------------------------------------------------------
Neuberger Berman Advisers         0             .25%
Management Trust
------------------------------------------------------------------
Northern Lights Variable Trust    .25%          0
------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------
PIMCO Variable Insurance Trust    .15%          .10%
------------------------------------------------------------------
Pioneer Variable Contracts Trust  .25%          .25%
------------------------------------------------------------------
Royce Capital Fund                0             .25%
------------------------------------------------------------------
Rydex Variable Trust              0             .30%
------------------------------------------------------------------
Seligman Portfolios, Inc.         .10%          .15%
------------------------------------------------------------------
Third Avenue Variable Series      0             .25%
Trust
------------------------------------------------------------------
Van Eck Worldwide Insurance       0             .25%
Trust
------------------------------------------------------------------
Wells Fargo Advantage Funds       0             .25%
------------------------------------------------------------------

THE FIXED ACCOUNT

     During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state. See your Contract for more information on the Fixed Account.

     The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

     See your Contract for more information regarding the Fixed Account.

THE GENERAL ACCOUNT

     During the Annuity Period, the portion of you annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

VOTING RIGHTS

     Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

     It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

     You can transfer money among the Fixed Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

     TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the Fixed Account, and to or from any Sub-account. Transfers may be made by contacting our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

     1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

     2. Limits on transfers out of the Fixed Account may apply.

     3. Your request for a transfer must clearly state which Sub-account(s) are involved in the transfer.

     4. Your request for transfer must clearly state how much the transfer is for.

     5. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

        a. the requirement of a minimum time period between each transfer;

        b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one Owner; or

        c. limiting the dollar amount that may be transferred between Sub-accounts by an Owner at any one time.

     6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

  TRANSFERS DURING THE ANNUITY PERIOD. You can make two transfers per Contract year during the Annuity Period. Thereafter, We may impose a transfer fee $25 charge per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. We reserve the right to change the amount of the transfer fee and the frequency of permitted transfers. The following rules also apply to any transfer during the Annuity Period:

     1. Transfers made between the Fixed Account and the Investment Portfolios are limited to 20% of the Fixed Account Value every six months. We reserve the right to waive this restriction.

     2. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

     THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING STRATEGIES BY THIRD PARTIES. WE RESERVE THE RIGHT TO MODIFY

--------------------------------------------------------------------------------

(INCLUDING TERMINATING) THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

     The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

     We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

     o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

     o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

     o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

     The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

     We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

     SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

     The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

     As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

     We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading and the PIMCO VIT Money Market Portfolio. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund and CLS AdvisorOne Clermont Fund, which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, and the PIMCO VIT Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

-------------------------------------------------------------
                        30 DAY HOLD
-------------------------------------------------------------
CLS AdvisorOne        CLS AdvisorOne       Federated
Amerigo               Clermont             Capital Income
                                           Fund II
-------------------------------------------------------------
Federated High        Federated            Legg Mason
Income Bond Fund II   International        Aggressive Growth
                      Equity Fund II
-------------------------------------------------------------
Legg Mason Capital    Legg Mason           Legg Mason
and Income            Fundamental Value    Government
-------------------------------------------------------------
Legg Mason High       Legg Mason Large     Legg Mason
Yield Bond            Cap Growth           Strategic Bond
-------------------------------------------------------------
Lord Abbett           Lord Abbett Growth   Rydex Sector
America's Value       and Income           Rotation
-------------------------------------------------------------
                        60 DAY HOLD
-------------------------------------------------------------
Dreyfus               Dreyfus Small Cap    Dreyfus Socially
International Value   Stock Index          Responsible
                                           Growth
-------------------------------------------------------------
Dreyfus Stock Index
-------------------------------------------------------------
                        90 DAY HOLD
-------------------------------------------------------------
AllianceBernstein     Janus Aspen Growth   Janus Aspen
Growth and Income     and Income           International
                                           Growth
-------------------------------------------------------------
Janus Aspen Large     Janus Aspen Mid
Cap Growth            Cap Growth
-------------------------------------------------------------
Janus Aspen Small     Janus Aspen          Third Avenue
Company Value         Worldwide Growth     Value
-------------------------------------------------------------

--------------------------------------------------------------------------------
This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

     We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Portfolio in Contract 2. With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

     The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

     Subject to Our administrative procedures, you may specify the day of the month on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

     The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

REBALANCING PROGRAM

     Once your money has been allocated among the Sub-accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. Rebalancing does not include assets allocated to the Fixed Account. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

     EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, We would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-account to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

     Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

     Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

     You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

EXPENSES

     There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

     Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account. The Insurance Charges will vary depending on whether, at the time you apply for the

--------------------------------------------------------------------------------
Contract, you choose the Guaranteed Minimum Death Benefit (GMDB) and/or the Guaranteed Minimum Income Benefit (GMIB).

     The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

     The Insurance Charges will be as follows:


                                     CURRENT           MAXIMUM
   GMDB            GMIB             INSURANCE         INSURANCE
 ELECTED         ELECTED             CHARGE             CHARGE
    No             No                 1.40%             1.65%
   Yes             No                 1.70%             2.10%
   Yes             Yes                2.00%             2.30%

CONTRACT MAINTENANCE CHARGE

     On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

     We do not deduct the Contract Maintenance Charge if the value of your Contract is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and the Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

     The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance.

     No Contract Maintenance Charge is deducted during the Annuity Period.

CONTINGENT DEFERRED SALES CHARGE

     During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract. The charge is as follows:

 NUMBER OF YEARS                              CONTINGENT
FROM RECEIPT OF                             DEFERRED SALES
PURCHASE PAYMENT                                CHARGE
  0-1                                              8%
  2                                                8%
  3                                                8%
  4                                                8%
  5                                                7%
  6                                                6%
  7                                                5%
  8                                                3%
  9                                                1%
  10 or more                                       0%

     FREE WITHDRAWALS. Once each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

     o 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

     o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

     o the total of your Purchase Payments that have been in the Contract for 10 or more complete years.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

     In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

     UNEMPLOYMENT. You may make one free withdrawal of up to 50% of your Contract Value if:

     o  your Contract has been in force for at least 1 year;

     o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

     o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

     o  your employment was involuntarily terminated by your employer; and

     o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

     This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

     NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

     o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

     o  confinement begins after the first Contract year;

     o confinement is prescribed by a qualified physician and is medically necessary;

     o  request for this benefit is made during confinement or

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--------------------------------------------------------------------------------
        within 60 days after confinement ends; and

     o  We receive due proof of confinement.

     This benefit may be used by only one person including in the case of Joint Owners or If the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

     TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

     o To qualify, the diagnosis and notice must occur after the first Contract year ends.

     o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

     o This benefit may only be used one time including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner.

     This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

     We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person. INVESTMENT

PORTFOLIO OPERATING EXPENSES

     There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

TRANSFER FEE

     You can make one transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

     During the Accumulation Period, the transfer fee is deducted from the Investment Option that you transfer your funds from. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, and then from the Sub-account with the largest balance that is involved in the transfer.

     During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

     If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

PREMIUM TAXES

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

     We will deduct from the Contract any income taxes which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

     Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

     Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

     1. dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and

     2. subtracting the daily amount of the Insurance Charges.

     The value of an Accumulation Unit may go up or down from Business Day to Business Day.

     When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated, including any Purchase Payment Credit, to an Sub-account by the value of the Accumulation Unit for that Sub-account. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of

--------------------------------------------------------------------------------
the request or the Purchase Payment.

     We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

     EXAMPLE: On Wednesday, We receive an additional Purchase Payment of $4,000 from you and We credit your Contract with the 4% Purchase Payment Credit. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,160 ($4,000 Purchase Payment plus $160 Purchase Payment Credit) by $12.25 and credit your Contract on Wednesday night with 339.59 Accumulation Units for the Equity Portfolio Sub-account.

ACCESS TO YOUR MONEY

     You can have access to the money in your Contract:

     o  by making a withdrawal (either a partial or a complete withdrawal);

     o  by electing to receive Annuity Payments; or

     o  when a death benefit is paid to your Beneficiary.

     Withdrawals can only be made during the Accumulation Period.

     When you make a complete withdrawal, you will receive your Contract Value on the Business Day you made the withdrawal, (i) less any applicable Contingent Deferred Sales Charge; (ii) less any Contract Maintenance Charge; and (iii) less any applicable premium tax.

     You must tell Us which Investment Option you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Option must be at least $500. There must be at least $500 left in at least one Sub-Account after you make a partial withdrawal. If you do not have at least $500 in one Sub-Account, We reserve the right to terminate the Contract and pay you the Contract Value less any applicable fees and charges.

     Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 Business Days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

     A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

     Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

SYSTEMATIC WITHDRAWAL PROGRAM

     The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

     Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

     4. during any other period when the SEC, by order, so permits for the protection of Owners.

     We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

     If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to a Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

     If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

     The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Sub-Accounts and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount that is invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

STANDARD DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

     If death occurs prior to age 80 and you did not elect the optional Guaranteed Minimum Death Benefit, the Death Benefit Amount will be the greater of:

     (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

     (2) the total Purchase Payments you have made, less any partial withdrawals and Contingent Deferred Sales Charges. If you are age 80 or over, the Death Benefit Amount will be

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equal to the Contract Value as of the Business Day We receive due proof of death and a payment election.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT.

     For an extra charge, at the time you purchase the Contract, you can choose the optional Guaranteed Minimum Death Benefit. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

     (1) the total Purchase Payments you have made, less all partial withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

     (2) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

     (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals.

     If death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or (2) the death benefit as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

     If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner.

     It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Death Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

     If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.

     If the Beneficiary is the spouse of the Owner of the Contact and elects to continue the Contract after the Owner's death, the Beneficiary may not elect to continue the optional Guaranteed Minimum Death Benefit.

     THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

     Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period.

     OPTION 1--lump sum payment of the Death Benefit Amount; or

     OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

     OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

     Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

     o continue the Contract in his or her own name at the Death Benefit Amount;

     o elect a lump sum payment of the Death Benefit Amount; or

     o apply the Death Benefit Amount to an Annuity Option.

     If the spouse elects to continue the Contract, the Contract Value will be the Death Benefit Amount for the purpose of determining benefits under the Contract for the continuing spouse. The spouse may not elect the optional guaranteed minimum death benefit.

     If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

     If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

DEATH OF ANNUITANT

     If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

     Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

     Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

     The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date. The Annuity Date may not be later than the earlier of the date the Annuitant reaches attained age 90 or the maximum date permitted under applicable state law. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

  For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally

                                                                              22

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may not be later than (i) April 1 of the year after the year in which the
Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

     During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

ANNUITY PAYMENT AMOUNT

     If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

     1) The value of your Contract in the Sub-Account(s) on the Annuity Date or the Death Benefit Amount if the Annuity Option is selected to pay the death benefit

     2) the 3% or 5% (as you selected) Assumed Investment Rate used in the annuity table for the Contract;

     3) the performance of the Investment Portfolio(s) you selected; and

     4) the Annuity Option you selected.

     You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

     On the Annuity Date, your Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 5th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you elect.

     Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, We may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50.

     Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

     For an extra charge, you can elect the Guaranteed Minimum Income Benefit. You may not select this benefit unless you also select the optional Guaranteed Minimum Death Benefit.

     Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 80th birthday, this amount is equal to:

     1) the largest Contract Value on any Contract Anniversary; less

     2) any partial withdrawals; and

     3) limited to no more than twice the amount of Purchase Payments made less any Adjusted Partial Withdrawals.

     This amount is limited to no more than twice the amount of Purchase Payments made less any partial withdrawals.

     The Guaranteed Minimum Income Benefit base after your 80th birthday is equal to the greater of:

     1) the value of your Contract, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge; or

     2) the Guaranteed Minimum Income Benefit base as of the last Contract Anniversary, prior to age 80, less any partial withdrawals.

     If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

     o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will be applied.

     o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

     o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

     o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

     o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

     On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

     It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

     THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

     You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

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     OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, if the Annuitant dies and We have made Annuity Payments for less than the specified number of years, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

     OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate
(AIR) for a variable Annuity Option.

     OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

     OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. The Annuitant must be at least 50 years old, and the joint Annuitant must be at least 45 years old at the time of the first monthly Annuity Payment.

TAXES

     NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. FURTHER INFORMATION ON TAXES IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

     OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

     If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

     For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The

                                                                              24


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owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

     Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     o made on or after the taxpayer reaches age 59 1/2;

     o made on or after the death of an Owner;

     o attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in
Section 408 of the Code, ROTH IRAs, as described in Code Section 408A, CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code, TAX SHELTERED ANNUITIES under section 403(b) of the Code and CERTAIN DEFERRED COMPENSATION PLANS under Code Section 457

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

LEGAL PROCEEDINGS

     Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material

                                                                              25


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importance in relation to their total assets or that relates to the Separate
Account.

     On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

     On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

THE SEPARATE ACCOUNT

     We established a Separate Account, Jefferson National Life Annuity Account H (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account
H. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on November 1, 1999. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

     The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

     Where permitted by law, We may:

     o  create new separate accounts;

     o combine separate Accounts, including combining the Separate Account with another separate account established by the Company;

     o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

     o  transfer the Separate Account to another insurance company;

     o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

     o  make the Sub-accounts available under other policies We issue;

     o  add new Investment Portfolios or remove existing Investment Portfolios;

     o substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

     o deregister the Separate Account under the Investment Company Act of 1940; and

     o operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

     Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

     Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealer commissions may be paid up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

     In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

     Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

     The financial statements of Jefferson National Life Annuity Account H are included in the Statement of Additional Information.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2005 and 2006, and for the years then ended, and the financial statements of Jefferson National Life Annuity Account H as of December 31, 2006 and for each of the two years in the

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period then ended December 31, 2006 appearing in this Statement of Additional
Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A -- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

     Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

     The Investment Portfolio prospectuses contain more omplete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

     The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I. Global Real Estate Fund (Effective July 3, 2006 AIM V.I. Real Estate Fund was renamed AIM V.I. Global Real Estate Fund). The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE - SERIES II SHARES

     The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.

AIM V.I. CORE EQUITY -- SERIES I SHARES

     The fund's investment objective is growth of capital. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. FINANCIAL SERVICES - SERIES I SHARES

     The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. GLOBAL HEALTH CARE - SERIES I SHARES

     The fund's investment objective is capital growth. The fund seeks to meet his objective by normally investing at least 80% of its assets in securities of health care industry companies.

AIM V.I. GLOBAL REAL ESTATE - SERIES I SHARES

     The fund's investment objective is to achieve high total return through growth of capital and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. HIGH YIELD - SERIES I SHARES

     The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. MID CAP CORE EQUITY - SERIES II SHARES

     The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. TECHNOLOGY - SERIES I SHARES

     The fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP

     The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size that the Manager believes demonstrate promising growth potential. The portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH

     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium capitalization stocks.

ALGER AMERICAN SMALL CAPITALIZATION

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

     AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $579 billion in assets under management at December 31, 2005. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

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ALLIANCEBERNSTEIN GROWTH AND INCOME

     The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED

     The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH

     The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION

     The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL

     The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

AMERICAN CENTURY INVESTMENTS VP VALUE

     The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

THE DIREXION INSURANCE TRUST

     The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DIREXION DYNAMIC VP HY BOND

     DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

     The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX

     The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)

     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

     The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--INTERNATIONAL VALUE

     The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II and the Federated Market Opportunity Fund II. The following Investment Portfolios are available under the Contract:

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FEDERATED CAPITAL INCOME II

     The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

FEDERATED HIGH INCOME BOND II (PRIMARY SHARES)

     The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY II

     The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

JANUS ASPEN SERIES

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN GROWTH & INCOME (INSTITUTIONAL SHARES)

     The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN INTERNATIONAL GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may at times invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN LARGE CAP GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stock of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN MID CAP GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Within the parameters of its specific investments policies, the Portfolio may invest without limitation in foreign equity and debt securities, which may include investments in emerging markets.

JANUS ASPEN WORLDWIDE GROWTH (INSTITUTIONAL SHARES)

     The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest without limitation in foreign equity and debit securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

LAZARD RETIREMENT EMERGING MARKETS

     The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging

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market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT INTERNATIONAL EQUITY

     The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

LAZARD RETIREMENT SMALL CAP

     The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

o The potential to become a larger factor in the company's business sector

o Significant debt but high levels of free cash flow

o A relatively short corporate history with the expectation that the business may grow

o The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LAZARD RETIREMENT U.S. STRATEGIC EQUITY

     The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC

     Legg Mason Partners Fund Advisor, LLC ("LMPFA") is the fund's investment manager. LMPFA, with office at 399 Park Avenue, New York, New York 10022, is a recently organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds.

     ClearBridge Advisors, LLC ("ClearBridge") and Western Asset Management Company ("Western Asset") provide the day-to-day portfolio management of the funds. ClearBridge has office at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.

     Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of December 31, 2006, Western Asset's total assets under management were approximately $403 billion.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH

     The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME (FORMERLY LEGG MASON PARTNERS VARIABLE TOTAL RETURN PORTFOLIO)

     The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with option on securities indices. Securities rated below investment grade are commonly referred to as "junk bonds." Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the funds seeks to produce a pattern of total return that moves with the S&P 500 Index, while generated high income. The fund may also use options, future and options on futures to

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increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities. The portfolio managers employ fundamental research and due diligence to assess a company's:

o Growth potential, stock price, potential appreciation and valuation

o Credit quality, taking into account financial condition and profitability

o Future capital needs

o Potential for change in bond rating and industry outlook

o Competitive environment and management ability

LEGG MASON PARTNERS VARIABLE
FUNDAMENTAL VALUE (FORMERLY LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO)

     The fund seeks Long term capital growth. Current income is secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND

     The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds." The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

LEGG MASON PARTNERS VARIABLE GOVERNMENT

     The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities consist primarily of U.S. Treasury securities, and mortgage-related securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government or only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH

     The fund seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of similar to companies in the Russell 1000 Index. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may also invest up to 20% of its assets in equity securities of companies whose market capitalizations are below $5 billion.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND

     The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

o U.S. government obligations

o Mortgage and asset-backed

o Investment and non-investment securities grade U.S. and foreign corporate debt; and

o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as "junk bonds". The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the
Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE

     The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose

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securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME

     The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of June 30, 2006, the market capitalization range of the Russell 1000 Index was $1.7 billion to $371.2 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management, Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliated of Neuberger Berman. The following portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO (CLASS S)

     The Fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

LEHMAN BROTHERS HIGH INCOME BOND (FORMERLY, HIGH INCOME BOND, A SERIES OF NEUBERGER BERMAN AMT)

     The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

LEHMAN BROTHERS LIMITED MATURITY BOND (FORMERLY, LIMITED MATURITY BOND, A SERIES OF NEUBERGER BERMAN AMT)

     The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MID-CAP GROWTH

     The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

     The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

NEUBERGER BERMAN AMT REGENCY

     The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE

     The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

     The Northern Lights Variable Insurance Trust is managed by JNF Advisors, Inc. JNF Advisors, Inc. is a mutual fund with multiple portfolios. The following Investment Portfolios are available under the Contract:

JNF CHICAGO EQUITY PARTNERS BALANCED

     The JNF Chicago Equity Partners Balanced Portfolio seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level. EFFECTIVE MAY 1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST BALANCED WERE SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS BALANCED.

JNF CHICAGO EQUITY PARTNERS EQUITY

     The JNF Chicago Equity Partners Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. EFFECTIVE MAY


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1, 2007, THE ASSETS FORMERLY INVESTED IN 40|86 SERIES TRUST EQUITY WERE
SUBSTITUTED INTO THE JNF CHICAGO EQUITY PARTNERS EQUITY.

PIMCO VARIABLE INSURANCE TRUST

     The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:


PIMCO VIT MONEY MARKET

     Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REAL RETURN

     The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM

     Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT TOTAL RETURN

     The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

     Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER CORE BOND VCT

     The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The Portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio. Normally, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities; debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper; and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

PIONEER EQUITY INCOME VCT

     The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER FUND VCT

     The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER HIGH YIELD VCT

     The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

PIONEER INTERNATIONAL VALUE VCT

     The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

PIONEER MID CAP VALUE VCT

     The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

ROYCE CAPITAL FUND

     Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP

     This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may

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invest up to 10% of its assets in the securities of foreign issuers.

ROYCE CAPITAL FUND--SMALL-CAP

     This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund and CLS AdvisorOne Clermont Fund which do not permit active trading). This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the
Contract:

RYDEX BASIC MATERIALS

     The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY

     The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX COMMODITIES STRATEGY

     The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

RYDEX CONSUMER PRODUCTS

     The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX  DYNAMIC DOW

     The Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

RYDEX DYNAMIC OTC

     The Dynamic OTC Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

RYDEX DYNAMIC S&P 500

     The Dynamic S&P 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX DYNAMIC STRENGTHENING DOLLAR

     The Dynamic Strengthening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX DYNAMIC WEAKENING DOLLAR

     The Dynamic Weakening Dollar Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

RYDEX ELECTRONICS

     The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY

     The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES

     The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX EUROPE ADVANTAGE

     The Europe Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX FINANCIAL SERVICES

     The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX GOVERNMENT LONG BOND ADVANTAGE

     The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is

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120% of the price movement of the Long Treasury Bond.

RYDEX HEALTH CARE

     The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX INTERNET

     The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW

     The Inverse Dynamic Dow Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE GOVERNMENT LONG BOND

     The Inverse Government Long Bond Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

RYDEX INVERSE MID-CAP

     The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE OTC

     The Inverse OTC Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX INVERSE RUSSELL 2000

     The Inverse Russell 2000 Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE S&P 500

     The Inverse S&P 500 Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX JAPAN ADVANTAGE

     The Japan Advantage Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH

     The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

RYDEX LARGE CAP VALUE

     The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

RYDEX LEISURE

     The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX MID CAP ADVANTAGE

     The Mid Cap Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MID-CAP GROWTH

     The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

RYDEX MID-CAP VALUE

     The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

RYDEX NOVA

     The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

RYDEX PRECIOUS METALS

     The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE

     The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING

     The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX RUSSELL 2000 ADVANTAGE

     The Russell 2000 Advantage Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

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RYDEX SECTOR ROTATION

     The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH

     The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

RYDEX SMALL-CAP VALUE

     The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

RYDEX TECHNOLOGY

     The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS

     The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TRANSPORTATION

     The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX U.S. GOVERNMENT MONEY MARKET

     The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES

     The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS ADVISORONE AMERIGO

     The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT

     The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

SELIGMAN COMMUNICATIONS AND INFORMATION

     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY

     The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

     The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE

     The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN

     The Van Eck Worldwide Absolute ReturnFund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND

     The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

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VAN ECK WORLDWIDE EMERGING MARKETS

     The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS

     The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE

     The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

     The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

WELLS FARGO ADVANTAGE VT OPPORTUNITY

     The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE VT DISCOVERY

     The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The range of the Russell Midcap(R) Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

APPENDIX B--CONDENSED FINANCIAL INFORMATION

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account H's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account H's financial statements and related notes which are included in the Statement of Additional Information. Each Sub-account has 2 sets of Accumulation Unit values that reflect the minimum and maximum levels of Insurance Charges under the Contract. The Accumulation Unit value does not reflect the deduction of other charges, such as the Contingent Deferred Sales Charge or the Contract Maintenance Charge. The table reflects three different levels of charges:

o Line (a) shows the Contract without any optional benefits which is the minimum charge.

o Line (b) shows the Contract with both the Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit elected which is the maximum charge.


                                          2006           2005          2004          2003           2002          2001         2000
====================================================================================================================================
AIM VARIABLE INSURANCE FUNDS:
BASIC VALUE FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $14.673        $14.113       $12.913       $10.000      N/A           N/A          N/A
                                (b)         $14.439        $13.972       $12.860       $10.000      N/A           N/A          N/A

Ending AUV                      (a)         $16.342        $14.673       $14.113       $12.913      N/A           N/A          N/A
                                (b)         $15.986        $14.439       $13.972       $12.860      N/A           N/A          N/A

Ending Number of AUs                          4,511          4,898         4,278         5,618      N/A           N/A          N/A

CORE EQUITY FUND (INCEPTION DATE MAY 1, 2006)
Beginning AUV                   (a)         $10.043      N/A            N/A           N/A           N/A           N/A          N/A
                                (b)         $10.043      N/A            N/A           N/A           N/A           N/A          N/A

Ending AUV                      (a)         $10.861      N/A            N/A           N/A           N/A           N/A          N/A
                                (b)         $10.817      N/A            N/A           N/A           N/A           N/A          N/A

Ending Number of AUs                         22,132      N/A            N/A           N/A           N/A           N/A          N/A

FINANCIAL SERVICES FUND (INCEPTION DATE MAY 1, 2001)
Beginning AUV                   (a)         $11.629        $11.135       $10.391        $8.132         $9.691      $10.078     N/A
                                (b)         $11.308        $10.892       $10.225        $8.051         $9.652      $10.078     N/A

Ending AUV                      (a)         $13.354        $11.629       $11.135       $10.391         $8.132       $9.691     N/A
                                (b)         $12.907        $11.308       $10.892       $10.225         $8.051       $9.652     N/A

Ending Number of AUs                         17,354         14,454        18,295        17,189         42,470       39,618     N/A

GLOBAL HEALTH CARE FUND (INCEPTION DATE MAY 1, 2001)
Beginning AUV                   (a)         $10.859        $10.182        $9.599        $7.618        $10.226      $10.050     N/A
                                (b)         $10.559         $9.960        $9.447        $7.542        $10.185      $10.050     N/A

Ending AUV                      (a)         $11.269        $10.859       $10.182        $9.599         $7.618      $10.226     N/A
                                (b)         $10.892        $10.559        $9.960        $9.447         $7.542      $10.185     N/A

Ending Number of AUs                         10,807         11,148        16,692        13,781         21,633       44,001     N/A

GLOBAL REAL ESTATE FUND (INCEPTION DATE MAY 1, 2001)
Beginning AUV                   (a)         $22.024        $19.551       $14.517       $10.604        $10.110      $10.030     N/A
                                (b)         $21.416        $19.125       $14.286       $10.499        $10.069      $10.030     N/A

Ending AUV                      (a)         $30.971        $22.024       $19.551       $14.517        $10.604      $10.110     N/A
                                (b)         $29.937        $21.416       $19.125       $14.286        $10.499      $10.069     N/A
Ending Number of AUs                         32,512         20,420       16,802         14,229         19,234          547     N/A

                                          2006           2005         2004         2003          2002          2001         2000
====================================================================================================================================
AIM VARIABLE INSURANCE FUNDS: (CONTINUED)
HIGH YIELD FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.907        $10.768       $9.966     N/A          N/A           N/A          N/A
                                (b)         $10.798        $10.724       $9.965     N/A          N/A           N/A          N/A

Ending AUV                      (a)         $11.911        $10.907      $10.768     N/A          N/A           N/A          N/A
                                (b)         $11.722        $10.798      $10.724     N/A          N/A           N/A          N/A

Ending Number of AUs                         33,646         29,267       38,758     N/A          N/A           N/A          N/A

MID CAP CORE EQUITY FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $14.694        $13.891      $12.404       $9.958     N/A           N/A          N/A
                                (b)         $14.461        $13.752      $12.354       $9.958     N/A           N/A          N/A

Ending AUV                      (a)         $16.082        $14.694      $13.891      $12.404     N/A           N/A          N/A
                                (b)         $15.732        $14.461      $13.752      $12.354     N/A           N/A          N/A

Ending Number of AUs                          8,763          8,801       10,133        8,079     N/A           N/A          N/A

TECHNOLOGY FUND (INCEPTION DATE MAY 1, 2001)
Beginning AUV                   (a)          $5.649         $5.607       $5.434       $3.793        $7.236      $10.251     N/A
                                (b)          $5.493         $5.484       $5.348       $3.754        $7.207      $10.251     N/A

Ending AUV                      (a)          $6.155         $5.649       $5.607       $5.434        $3.793       $7.236     N/A
                                (b)          $5.949         $5.493       $5.484       $5.348        $3.754       $7.207     N/A

Ending Number of AUs                         11,089          8,006       14,377       15,614        11,734       29,853     N/A
====================================================================================================================================
THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $13.572        $12.284      $11.808       $8.859       $13.409      $15.421      $18.274
                                (b)         $13.078        $11.908      $11.516       $8.692       $13.235      $15.313      $18.243

Ending AUV                      (a)         $14.073        $13.572      $12.284      $11.808        $8.859      $13.409      $15.421
                                (b)         $13.480        $13.078      $11.908      $11.516        $8.692      $13.235      $15.313

Ending Number of AUs                         97,968        117,092      109,087       85,781        97,572      173,741      136,434

LEVERAGED ALLCAP PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $16.721        $14.816      $13.888      $10.454       $16.041      $19.351      $27.188
                                (b)         $16.113        $14.362      $13.544      $10.256       $15.833      $19.216      $27.141

Ending AUV                      (a)         $19.666        $16.721      $14.816      $13.888       $10.454      $16.041      $19.351
                                (b)         $18.837        $16.113      $14.362      $13.544       $10.256      $15.833      $19.216

Ending Number of AUs                         68,376         77,705      105,441      160,451       132,760      153,735      144,826

MIDCAP GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $19.542        $18.044      $16.187      $11.107       $15.987      $17.345      $16.997
                                (b)         $18.831        $17.491      $15.787      $10.897       $15.779      $17.224      $16.968

Ending AUV                      (a)         $21.225        $19.542      $18.044      $16.187       $11.107      $15.987      $17.345
                                (b)         $20.331        $18.831      $17.491      $15.787       $10.897      $15.779      $17.224

Ending Number of AUs                         74,407        102,078      129,081      137,546       155,522      258,585      195,894

SMALL CAPITALIZATION PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $10.689         $9.273       $8.068       $5.747        $7.901      $11.368      $17.030
                                (b)         $10.299         $8.989       $7.867       $5.639        $7.798      $11.288      $17.001

Ending AUV                      (a)         $12.650        $10.689       $9.273       $8.068        $5.747       $7.901      $11.368
                                (b)         $12.117        $10.299       $8.989       $7.867        $5.639       $7.798      $11.288

Ending Number of AUs                         72,137         67,625       89,935      151,159        49,224      198,979      100,287
====================================================================================================================================


                                          2006           2005         2004         2003          2002          2001         2000
====================================================================================================================================

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
GROWTH & INCOME (INCEPTION DATE OCTOBER 26, 2001)
Beginning AUV                   (a)         $11.719        $11.332      $10.311       $7.890       $10.266      $10.046     N/A
                                (b)         $11.428        $11.118      $10.176       $7.835       $10.255      $10.046     N/A

Ending AUV                      (a)         $13.554        $11.719      $11.332      $10.311        $7.890      $10.266     N/A
                                (b)         $13.139        $11.428      $11.118      $10.176        $7.835      $10.255     N/A

Ending Number of AUs                          6,922          6,393       11,130       12,799         9,625       16,127     N/A

====================================================================================================================================

AMERICAN CENTURY VARIABLE PORTFOLIO, INC.
VP BALANCED FUND (INCEPTION DATE MAY 1, 2005)
Beginning AUV                   (a)         $10.599        $10.042     N/A          N/A          N/A           N/A          N/A
                                (b)         $10.556        $10.041     N/A          N/A          N/A           N/A          N/A

Ending AUV                      (a)         $11.457        $10.599     N/A          N/A          N/A           N/A          N/A
                                (b)         $11.343        $10.556     N/A          N/A          N/A           N/A          N/A

Ending Number of AUs                            787              0     N/A          N/A          N/A           N/A          N/A

VP INCOME & GROWTH FUND (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $13.034        $12.632      $11.337       $8.887       $11.178      $12.370      $13.065
                                (b)         $12.560        $12.246      $11.057       $8.719       $11.033      $12.283      $13.042

Ending AUV                      (a)         $15.049        $13.034      $12.632      $11.337        $8.887      $11.178      $12.370
                                (b)         $14.416        $12.560      $12.246      $11.057        $8.719      $11.033      $12.283

Ending Number of AUs                         47,332         46,149       84,575       66,614        92,079       82,725       55,251

VP INFLATION PROTECTION FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.569        $10.553      $10.044     N/A          N/A           N/A          N/A
                                (b)         $10.464        $10.511      $10.043     N/A          N/A           N/A          N/A

Ending AUV                      (a)         $10.587        $10.569      $10.553     N/A          N/A           N/A          N/A
                                (b)         $10.419        $10.464      $10.511     N/A          N/A           N/A          N/A

Ending Number of AUs                          3,576          4,220        4,935     N/A          N/A           N/A          N/A

VP INTERNATIONAL FUND (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $12.561        $11.247       $9.925       $8.083       $10.295      $14.741      $19.265
                                (b)         $12.104        $10.903       $9.679       $7.931       $10.161      $14.638      $19.232

Ending AUV                      (a)         $15.487        $12.561      $11.247       $9.925        $8.083      $10.295      $14.741
                                (b)         $14.834        $12.104      $10.903       $9.679        $7.931      $10.161      $14.638

Ending Number of AUs                         40,790         33,385       38,954       39,726        53,317       61,191       89,074

VP VALUE FUND (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $16.566        $15.994       $14.186       $11.156       $12.947     $11.638      $8.867
                                (b)         $15.964        $15.505       $13.835       $10.945       $12.779     $11.557      $8.852

Ending AUV                      (a)         $19.384        $16.566       $15.994       $14.186       $11.156     $12.947     $11.638
                                (b)         $18.567        $15.964       $15.505       $13.835       $10.945     $12.779     $11.557

Ending Number of AUs                        106,212        106,929       121,736       128,153       143,921     205,580      97,583

====================================================================================================================================


                                          2006           2005          2004          2003          2002         2001        2000
====================================================================================================================================
DIREXION INSURANCE TRUST
DYNAMIC VP HY BOND FUND (INCEPTION DATE MAY 1, 2005)
Beginning AUV                   (a)         $10.431        $10.056      N/A           N/A          N/A          N/A         N/A
                                (b)         $10.389        $10.055      N/A           N/A          N/A          N/A         N/A

Ending AUV                      (a)         $10.925        $10.431      N/A           N/A          N/A          N/A         N/A
                                (b)         $10.816        $10.389      N/A           N/A          N/A          N/A         N/A

Ending Number of AUs                            986          1,103      N/A           N/A          N/A          N/A         N/A

====================================================================================================================================

THE DREYFUS INVESTMENT PORTFOLIOS:
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO (INCEPTION DATE MAY 1, 2005)
Beginning AUV                   (a)         $11.492        $10.131      N/A           N/A          N/A          N/A         N/A
                                (b)         $11.446        $10.131      N/A           N/A          N/A          N/A         N/A

Ending AUV                      (a)         $12.966        $11.492      N/A           N/A          N/A          N/A         N/A
                                (b)         $12.837        $11.446      N/A           N/A          N/A          N/A         N/A

Ending Number of AUs                          3,355          1,289      N/A           N/A          N/A          N/A         N/A
====================================================================================================================================

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)          $9.813         $9.604        $9.170        $7.380       $10.534     $13.798     $15.216
                                (b)          $9.456         $9.310        $8.943        $7.241       $10.397     $13.702     $15.189

Ending AUV                      (a)         $10.568         $9.813        $9.604        $9.170        $7.380     $10.534     $13.798
                                (b)         $10.122         $9.456        $9.310        $8.943        $7.241     $10.397     $13.702

Ending Number of AUs                         21,460         27,679        74,387        38,489        43,424      53,322      45,515

====================================================================================================================================

DREYFUS STOCK INDEX FUND (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $12.187        $11.805       $10.820        $8.548       $11.166     $12.895     $13.601
                                (b)         $11.744        $11.443       $10.552        $8.387       $11.021     $12.804     $13.577

Ending AUV                      (a)         $13.881        $12.187       $11.805       $10.820        $8.548     $11.166     $12.895
                                (b)         $13.296        $11.744       $11.443       $10.552        $8.387     $11.021     $12.804

Ending Number of AUs                        211,248        223,223       294,063       261,098       390,970     389,128     236,454

DREYFUS VARIABLE INVESTMENT FUND:
INTERNATIONAL VALUE PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $14.676        $13.300      $11.238       $8.358        $9.657      $11.285      $10.970
                                (b)         $14.142        $12.894      $10.960       $8.200        $9.531      $11.206      $10.951

Ending AUV                      (a)         $17.742        $14.676      $13.300      $11.238        $8.358       $9.657      $11.285
                                (b)         $16.995        $14.142      $12.894      $10.960        $8.200       $9.531      $11.206

Ending Number of AUs                         56,610         43,643       60,351      104,766        39,655       17,400        8,588
====================================================================================================================================

FEDERATED INSURANCE SERIES:
CAPITAL INCOME FUND II (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)          $8.843         $8.437       $7.784       $6.542        $8.723      $10.254      $11.425
                                (b)          $8.522         $8.179       $7.591       $6.418        $8.610      $10.182      $11.406

Ending AUV                      (a)         $10.085         $8.843       $8.437       $7.784        $6.542       $8.723      $10.254
                                (b)          $9.660         $8.522       $8.179       $7.591        $6.418       $8.610      $10.182

Ending Number of AUs                         34,173         15,752       21,934       31,101       128,278       48,490       31,998


                                          2006           2005         2004         2003          2002          2001         2000
====================================================================================================================================
FEDERATED INSURANCE SERIES: (CONTINUED)
HIGH INCOME BOND FUND II (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $11.905        $11.760      $10.797       $8.959        $8.963       $8.966       $9.909
                                (b)         $11.471        $11.400      $10.529       $8.789        $8.847       $8.903       $9.892

Ending AUV                      (a)         $13.009        $11.905      $11.760      $10.797        $8.959       $8.963       $8.966
                                (b)         $12.460        $11.471      $11.400      $10.529        $8.789       $8.847       $8.903

Ending Number of AUs                         79,751         54,058       72,940      120,823       187,163      123,507       39,697

INTERNATIONAL EQUITY FUND II (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $13.292        $12.357      $10.986       $8.449       $11.094      $15.941      $23.610
                                (b)         $12.808        $11.979      $10.714       $8.290       $10.950      $15.830      $23.569

Ending AUV                      (a)         $15.583        $13.292      $12.357      $10.986        $8.449      $11.094      $15.941
                                (b)         $14.927        $12.808      $11.979      $10.714        $8.290      $10.950      $15.830

Ending Number of AUs                         28,132         27,805       38,895       51,741        39,681       29,140       25,959

====================================================================================================================================

JANUS ASPEN SERIES:
GROWTH AND INCOME PORTFOLIO (INCEPTION DATE MARCH 21, 2003)
Beginning AUV                   (a)         $14.998        $13.539      $12.266      $10.227     N/A           N/A          N/A
                                (b)         $14.750        $13.395      $12.208      $10.227     N/A           N/A          N/A

Ending AUV                      (a)         $15.982        $14.998      $13.539      $12.266     N/A           N/A          N/A
                                (b)         $15.624        $14.750      $13.395      $12.208     N/A           N/A          N/A

Ending Number of AUs                         54,593         63,956       61,727       67,990     N/A           N/A          N/A

INTERNATIONAL GROWTH PORTFOLIO (INCEPTION DATE MARCH 21, 2003)
Beginning AUV                   (a)         $22.093        $16.934      $14.438      $10.136     N/A           N/A          N/A
                                (b)         $21.727        $16.754      $14.370      $10.136     N/A           N/A          N/A

Ending AUV                      (a)         $32.031        $22.093      $16.934      $14.438     N/A           N/A          N/A
                                (b)         $31.314        $21.727      $16.754      $14.370     N/A           N/A          N/A

Ending Number of AUs                         41,231         15,112        4,538        2,157     N/A           N/A          N/A

LARGE CAP GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $11.218        $10.908      $10.584       $8.147       $11.243      $15.150      $18.730
                                (b)         $10.809        $10.574      $10.321       $7.993       $11.097      $15.044      $18.697

Ending AUV                      (a)         $12.321        $11.218      $10.908      $10.584        $8.147      $11.243      $15.150
                                (b)         $11.801        $10.809      $10.574      $10.321        $7.993      $11.097      $15.044

Ending Number of AUs                        124,855        138,814      194,648      219,841       258,519      305,481      324,873

MID CAP GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $14.328        $12.937      $10.865       $8.156       $11.477      $19.224      $32.871
                                (b)         $13.806        $12.541      $10.596       $8.001       $11.328      $19.089      $32.819

Ending AUV                      (a)         $16.052        $14.328      $12.937      $10.865        $8.156      $11.477      $19.224
                                (b)         $15.375        $13.806      $12.541      $10.596        $8.001      $11.328      $19.089

Ending Number of AUs                         77,154         96,221      124,120      125,233       141,232      189,429      200,530



                                          2006           2005         2004         2003          2002          2001         2000
====================================================================================================================================
JANUS ASPEN SERIES: (CONTINUED)
WORLDWIDE GROWTH PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $11.878        $11.378      $11.012       $9.006       $12.260      $16.031      $21.113
                                (b)         $11.446        $11.029      $10.739       $8.836       $12.101      $15.919      $21.077

Ending AUV                      (a)         $13.845        $11.878      $11.378      $11.012        $9.006      $12.260      $16.031
                                (b)         $13.262        $11.446      $11.029      $10.739        $8.836      $12.101      $15.919

Ending Number of AUs                         91,390        106,339      143,925      161,794       194,934      263,602      249,957
====================================================================================================================================

LAZARD RETIREMENT SERIES INC.:
EMERGING MARKETS PORTFOLIO (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $17.566        $12.653       $9.816     N/A          N/A           N/A          N/A
                                (b)         $17.391        $12.602       $9.816     N/A          N/A           N/A          N/A

Ending AUV                      (a)         $22.510        $17.566      $12.653     N/A          N/A           N/A          N/A
                                (b)         $22.153        $17.391      $12.602     N/A          N/A           N/A          N/A

Ending Number of AUs                         28,729         32,640        6,259     N/A          N/A           N/A          N/A

INTERNATIONAL EQUITY PORTFOLIO (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $12.321        $11.292       $9.932     N/A          N/A           N/A          N/A
                                (b)         $12.199        $11.247       $9.931     N/A          N/A           N/A          N/A

Ending AUV                      (a)         $14.888        $12.321      $11.292     N/A          N/A           N/A          N/A
                                (b)         $14.652        $12.199      $11.247     N/A          N/A           N/A          N/A

Ending Number of AUs                          7,627          7,440          929     N/A          N/A           N/A          N/A

SMALL CAP PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $17.200        $16.772      $14.805      $10.941       $13.478      $11.522       $9.382
                                (b)         $16.575        $16.259      $14.439      $10.735       $13.303      $11.442       $9.366

Ending AUV                      (a)         $19.687        $17.200      $16.772      $14.805       $10.941      $13.478      $11.522
                                (b)         $18.858        $16.575       $16.259       $14.439       $10.735     $13.303     $11.442

Ending Number of AUs                         34,759         43,740        80,488       110,673        90,146     110,878      33,692

US STRATEGIC EQUITY PORTFOLIO (FORMERLY EQUITY PORTFOLIO) (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $11.915        $11.687       $10.602        $8.670       $10.498     $11.507     $10.639
                                (b)         $11.481        $11.330       $10.340        $8.506       $10.362     $11.426     $10.621

Ending AUV                      (a)         $13.804        $11.915       $11.687       $10.602        $8.670     $10.498     $11.507
                                (b)         $13.222        $11.481       $11.330       $10.340        $8.506     $10.362     $11.426

Ending Number of AUs                         15,022         12,738        15,404        19,301        20,925       9,027       4,286

====================================================================================================================================

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
GLOBAL HIGH YIELD BOND PORTFOLIO (INCEPTION DATE MAY 1, 2005)
Beginning AUV                   (a)         $10.551        $10.009      N/A           N/A          N/A          N/A         N/A
                                (b)         $10.509        $10.009      N/A           N/A          N/A          N/A         N/A

Ending AUV                      (a)         $11.512        $10.551      N/A           N/A          N/A          N/A         N/A
                                (b)         $11.398        $10.509      N/A           N/A          N/A          N/A         N/A

Ending Number of AUs                         10,857         34,219      N/A           N/A          N/A          N/A         N/A

                                          2006           2005          2004          2003          2002         2001        2000
====================================================================================================================================
LEGG MASON PARTNERS VARIABLE INCOME TRUST: (CONTINUED)
GOVERNMENT PORTFOLIO (INCEPTION DATE MAY 1, 2005)
Beginning AUV                   (a)         $10.013         $9.999      N/A           N/A          N/A          N/A         N/A
                                (b)          $9.972         $9.998      N/A           N/A          N/A          N/A         N/A

Ending AUV                      (a)         $10.279        $10.013      N/A           N/A          N/A          N/A         N/A
                                (b)         $10.176         $9.972      N/A           N/A          N/A          N/A         N/A

Ending Number of AUs                              0          6,713      N/A           N/A          N/A          N/A         N/A

STRATEGIC BOND PORTFOLIO (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.724        $10.613        $9.998      N/A          N/A          N/A         N/A
                                (b)         $10.617        $10.570        $9.998      N/A          N/A          N/A         N/A

Ending AUV                      (a)         $11.107        $10.724       $10.613      N/A          N/A          N/A         N/A
                                (b)         $10.931        $10.617       $10.570      N/A          N/A          N/A         N/A

Ending Number of AUs                         16,182         14,781         1,170      N/A          N/A          N/A         N/A

====================================================================================================================================

LORD ABBETT SERIES FUND, INC.:
AMERICA'S VALUE (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $14.358        $14.029       $12.215       $10.000     N/A          N/A         N/A
                                (b)         $14.130        $13.889       $12.166       $10.000     N/A          N/A         N/A

Ending AUV                      (a)         $16.219        $14.358       $14.029       $12.215     N/A          N/A         N/A
                                (b)         $15.867        $14.130       $13.889       $12.166     N/A          N/A         N/A

Ending Number of AUs                          4,542          6,852         5,390           409     N/A          N/A         N/A

GROWTH AND INCOME PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $15.437        $15.162       $13.649       $10.565       $13.071     $14.211     $11.333
                                (b)         $14.875        $14.698       $13.311       $10.365       $12.902     $14.112     $11.314

Ending AUV                      (a)         $17.852        $15.437       $15.162       $13.649       $10.565     $13.071     $14.211
                                (b)         $17.100        $14.875       $14.698       $13.311       $10.365     $12.902     $14.112

Ending Number of AUs                         90,918         98,837       152,944       166,653       200,817     166,589      71,692

====================================================================================================================================

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
FASCIANO PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $14.038        $13.835       $12.541       $10.040     N/A          N/A         N/A
                                (b)         $13.815        $13.697       $12.491       $10.040     N/A          N/A         N/A

Ending AUV                      (a)         $14.571        $14.038       $13.835       $12.541     N/A          N/A         N/A
                                (b)         $14.254        $13.815       $13.697       $12.491     N/A          N/A         N/A

Ending Number of AUs                            298            205         1,986         5,830     N/A          N/A         N/A

LEHMAN BROTHERS HIGH INCOME BOND PORTFOLIO (FORMERLY HIGH INCOME BOND PORTFOLIO) (INCEPTION DATE MAY 1, 2005)
Beginning AUV                   (a)         $10.322         $9.999      N/A           N/A          N/A          N/A         N/A
                                (b)         $10.280         $9.998      N/A           N/A          N/A          N/A         N/A

Ending AUV                      (a)         $10.939        $10.322      N/A           N/A          N/A          N/A         N/A
                                (b)         $10.830        $10.280      N/A           N/A          N/A          N/A         N/A

Ending Number of AUs                          1,171              0      N/A           N/A          N/A          N/A         N/A



                                          2006           2005          2004          2003          2002         2001        2000
====================================================================================================================================
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (CONTINUED)
LEHMAN BROTHERS SHORT DURATION BOND PORTFOLIO (FORMERLY LIMITED MATURITY BOND PORTFOLIO) (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $12.058        $12.053       $12.129       $12.009       $11.561     $10.779     $10.212
                                (b)         $11.619        $11.685       $11.830       $11.783       $11.411     $10.703     $10.194

Ending AUV                      (a)         $12.390        $12.058       $12.053       $12.129       $12.009     $11.561     $10.779
                                (b)         $11.869        $11.619       $11.685       $11.830       $11.783     $11.411     $10.703

Ending Number of AUs                         45,722         54,583        82,604        97,477       179,433     104,394      39,731

MID CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2001)
Beginning AUV                   (a)          $9.746         $8.689        $7.576        $5.999        $8.610     $10.077    N/A
                                (b)          $9.477         $8.500        $7.456        $5.939        $8.575     $10.077    N/A

Ending AUV                      (a)         $11.023         $9.746        $8.689        $7.576        $5.999      $8.610    N/A
                                (b)         $10.655         $9.477        $8.500        $7.456        $5.939      $8.575    N/A

Ending Number of AUs                         52,273         43,809        88,770         9,060         4,730      36,241    N/A

PARTNERS PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $13.786        $11.843       $10.094        $7.578       $10.131     $10.573     $10.062
                                (b)         $13.285        $11.480        $9.845        $7.435        $9.999     $10.499     $10.044

Ending AUV                      (a)         $15.259        $13.786       $11.843       $10.094        $7.578     $10.131     $10.573
                                (b)         $14.616        $13.285       $11.480        $9.845        $7.435      $9.999     $10.499
Ending Number of AUs                         64,203         79,324        48,719        37,951        32,320      33,020      13,605

REGENCY PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $17.368        $15.725       $13.033       $10.010     N/A          N/A         N/A
                                (b)         $17.092        $15.568       $12.981       $10.010     N/A          N/A         N/A

Ending AUV                      (a)         $19.039        $17.368       $15.725       $13.033     N/A          N/A         N/A
                                (b)         $18.625        $17.092       $15.568       $12.981     N/A          N/A         N/A

Ending Number of AUs                          9,262         10,657         6,357             0     N/A          N/A         N/A

SOCIALLY RESPONSIVE PORTFOLIO (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $11.902        $11.295       $10.015      N/A          N/A          N/A         N/A
                                (b)         $11.783        $11.249       $10.014      N/A          N/A          N/A         N/A

Ending AUV                      (a)         $13.345        $11.902       $11.295      N/A          N/A          N/A         N/A
                                (b)         $13.133        $11.783       $11.249      N/A          N/A          N/A         N/A

Ending Number of AUs                          7,303          8,698             0      N/A          N/A          N/A         N/A

====================================================================================================================================

PIMCO VARIABLE INSURANCE TRUST:
MONEY MARKET PORTFOLIO (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.110         $9.976        $9.999      N/A          N/A          N/A         N/A
                                (b)         $10.010         $9.936        $9.999      N/A          N/A          N/A         N/A

Ending AUV                      (a)         $10.430        $10.110        $9.976      N/A          N/A          N/A         N/A
                                (b)         $10.265        $10.010        $9.936      N/A          N/A          N/A         N/A

Ending Number of AUs                         57,045         11,522             0      N/A          N/A          N/A         N/A


                                          2006           2005          2004          2003          2002         2001        2000
====================================================================================================================================
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
REAL RETURN PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $11.370        $11.294       $10.516       $10.035     N/A          N/A         N/A
                                (b)         $11.190        $11.181       $10.474       $10.035     N/A          N/A         N/A

Ending AUV                      (a)         $11.292        $11.370       $11.294       $10.516     N/A          N/A         N/A
                                (b)         $11.046        $11.190       $11.181       $10.474     N/A          N/A         N/A

Ending Number of AUs                         27,445         25,710        16,400         8,171     N/A          N/A         N/A

SHORT TERM PORTFOLIO (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.120        $10.011       $10.000      N/A          N/A          N/A         N/A
                                (b)         $10.020         $9.970        $9.999      N/A          N/A          N/A         N/A

Ending AUV                      (a)         $10.407        $10.120       $10.011      N/A          N/A          N/A         N/A
                                (b)         $10.242        $10.020        $9.970      N/A          N/A          N/A         N/A

Ending Number of AUs                         31,401         12,569         3,884      N/A          N/A          N/A         N/A

TOTAL RETURN PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $10.566        $10.458       $10.112       $10.010     N/A          N/A         N/A
                                (b)         $10.398        $10.354       $10.071       $10.010     N/A          N/A         N/A
Ending AUV                      (a)         $10.819        $10.566       $10.458       $10.112      N/A           N/A          N/A
                                (b)         $10.584        $10.398       $10.354       $10.071      N/A           N/A          N/A

Ending Number of AUs                         66,501         50,410        29,957         3,393      N/A           N/A          N/A

====================================================================================================================================

PIONEER VARIABLE CONTRACT TRUST:
CORE BOND PORTFOLIO (INCEPTION DATE JULY 15, 2005)
Beginning AUV                   (a)          $9.977        $10.000      N/A           N/A           N/A           N/A          N/A
                                (b)          $9.950        $10.000      N/A           N/A           N/A           N/A          N/A

Ending AUV                      (a)         $10.197         $9.977      N/A           N/A           N/A           N/A          N/A
                                (b)         $10.108         $9.950      N/A           N/A           N/A           N/A          N/A

Ending Number of AUs                            453            124      N/A           N/A           N/A           N/A          N/A

EQUITY INCOME PORTFOLIO (INCEPTION DATE JANUARY 2, 2001)
Beginning AUV                   (a)         $10.880        $10.456        $9.138        $7.579         $9.155       $9.867     N/A
                                (b)         $10.558        $10.208        $8.974        $7.488         $9.100       $9.867     N/A

Ending AUV                      (a)         $13.103        $10.880       $10.456        $9.138         $7.579       $9.155     N/A
                                (b)         $12.640        $10.558       $10.208        $8.974         $7.488       $9.100     N/A

Ending Number of AUs                         75,231         45,757        35,771        41,134         28,175       28,729     N/A

FUND PORTFOLIO (INCEPTION DATE JANUARY 2, 2001)
Beginning AUV                   (a)          $9.708         $9.293        $8.496        $6.980         $8.766       $9.835     N/A
                                (b)          $9.421         $9.072        $8.344        $6.896         $8.714       $9.835     N/A

Ending AUV                      (a)         $11.139         $9.708        $9.293        $8.496         $6.980       $8.766     N/A
                                (b)         $10.745         $9.421        $9.072        $8.344         $6.896       $8.714     N/A

Ending Number of AUs                         32,828         38,874        53,460        28,717         17,787       11,282     N/A


                                          2006           2005          2004          2003           2002          2001         2000
====================================================================================================================================
PIONEER VARIABLE CONTRACT TRUST: (CONTINUED)
HIGH YIELD PORTFOLIO (INCEPTION DATE MAY 1, 2005)
Beginning AUV                   (a)         $10.445        $10.003      N/A           N/A           N/A           N/A          N/A
                                (b)         $10.403        $10.003      N/A           N/A           N/A           N/A          N/A

Ending AUV                      (a)         $11.149        $10.445      N/A           N/A           N/A           N/A          N/A
                                (b)         $11.038        $10.403      N/A           N/A           N/A           N/A          N/A

Ending Number of AUs                         18,624          3,384      N/A           N/A           N/A           N/A          N/A

INTERNATIONAL VALUE PORTFOLIO (DECEMBER 15, 2006))
Beginning AUV                   (a)          $9.982      N/A            N/A           N/A           N/A           N/A          N/A
                                (b)          $9.981      N/A            N/A           N/A           N/A           N/A          N/A

Ending AUV                      (a)         $10.049      N/A            N/A           N/A           N/A           N/A          N/A
                                (b)         $10.046      N/A            N/A           N/A           N/A           N/A          N/A

Ending Number of AUs                         14,206      N/A            N/A           N/A           N/A           N/A          N/A

MID CAP VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2005)
Beginning AUV                   (a)         $10.904        $10.057      N/A           N/A           N/A           N/A          N/A
                                (b)         $10.861        $10.057      N/A           N/A           N/A           N/A          N/A

Ending AUV                      (a)         $12.073        $10.904      N/A           N/A           N/A           N/A          N/A
                                (b)         $11.952        $10.861      N/A           N/A           N/A           N/A          N/A

Ending Number of AUs                          2,769          8,711      N/A           N/A           N/A           N/A          N/A

====================================================================================================================================

ROYCE CAPITAL FUNDS:
MICRO-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $18.234        $16.567       $14.758       $10.052      N/A           N/A          N/A
                                (b)         $17.945        $16.402       $14.698       $10.052      N/A           N/A          N/A

Ending AUV                      (a)         $21.770        $18.234       $16.567       $14.758      N/A           N/A          N/A
                                (b)         $21.297        $17.945       $16.402       $14.698      N/A           N/A          N/A

Ending Number of AUs                         14,393         12,400        31,198        11,106      N/A           N/A          N/A

SMALL-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $18.373        $17.163       $13.929        $9.982      N/A           N/A          N/A
                                (b)         $18.082        $16.991       $13.873        $9.982      N/A           N/A          N/A

Ending AUV                      (a)         $20.939        $18.373       $17.163       $13.929      N/A           N/A          N/A
                                (b)         $20.484        $18.082       $16.991       $13.873      N/A           N/A          N/A

Ending Number of AUs                         36,131         43,422        38,418        11,892      N/A           N/A          N/A

====================================================================================================================================

RYDEX VARIABLE TRUST:
CLS ADVISORONE AMERIGO FUND (INCEPTION DATE MAY 1, 2005)
Beginning AUV                   (a)         $11.267        $10.041      N/A           N/A           N/A           N/A          N/A
                                (b)         $11.222        $10.040      N/A           N/A           N/A           N/A          N/A

Ending AUV                      (a)         $12.481        $11.267      N/A           N/A           N/A           N/A          N/A
                                (b)         $12.357        $11.222      N/A           N/A           N/A           N/A          N/A

Ending Number of AUs                          3,119              0      N/A           N/A           N/A           N/A          N/A


                                          2006           2005          2004          2003           2002          2001         2000
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)
CLS ADVISORONE CLERMONT FUND (INCEPTION DATE MAY 1, 2005)
Beginning AUV                   (a)         $10.527        $10.027      N/A           N/A           N/A           N/A          N/A
                                (b)         $10.485        $10.027      N/A           N/A           N/A           N/A          N/A

Ending AUV                      (a)         $11.250        $10.527      N/A           N/A           N/A           N/A          N/A
                                (b)         $11.138        $10.485      N/A           N/A           N/A           N/A          N/A

Ending Number of AUs                            869              0      N/A           N/A           N/A           N/A          N/A

BANKING FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $11.100        $11.576       $10.096      N/A           N/A           N/A          N/A
                                (b)         $10.989        $11.529       $10.095      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $12.177        $11.100       $11.576      N/A           N/A           N/A          N/A
                                (b)         $11.984        $10.989       $11.529      N/A           N/A           N/A          N/A

Ending Number of AUs                            492          5,240         1,628      N/A           N/A           N/A          N/A

BASIC MATERIALS FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $12.688        $12.367        $9.969      N/A           N/A           N/A          N/A
                                (b)         $12.562        $12.317        $9.968      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $15.302        $12.688       $12.367      N/A           N/A           N/A          N/A
                                (b)         $15.059        $12.562       $12.317      N/A           N/A           N/A          N/A

Ending Number of AUs                         17,041         14,240         2,445      N/A           N/A           N/A          N/A

BIOTECHNOLOGY FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.095         $9.250        $9.795      N/A           N/A           N/A          N/A
                                (b)          $9.994         $9.212        $9.795      N/A           N/A           N/A          N/A

Ending AUV                      (a)          $9.624        $10.095        $9.250      N/A           N/A           N/A          N/A
                                (b)          $9.471         $9.994        $9.212      N/A           N/A           N/A          N/A

Ending Number of AUs                              0          3,193             0      N/A           N/A           N/A          N/A

COMMODITIES STRATEGY FUND (INCEPTION DATE OCTOBER 21, 2005)
Beginning AUV                   (a)          $9.635        $10.048      N/A           N/A           N/A           N/A          N/A
                                (b)          $9.624        $10.047      N/A           N/A           N/A           N/A          N/A

Ending AUV                      (a)          $7.803         $9.635      N/A           N/A           N/A           N/A          N/A
                                (b)          $7.748         $9.624      N/A           N/A           N/A           N/A          N/A

Ending Number of AUs                            879            673      N/A           N/A           N/A           N/A          N/A

CONSUMER PRODUCTS FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.218        $10.403       $10.096      N/A           N/A           N/A          N/A
                                (b)         $10.116        $10.361       $10.096      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $11.832        $10.218       $10.403      N/A           N/A           N/A          N/A
                                (b)         $11.644        $10.116       $10.361      N/A           N/A           N/A          N/A

Ending Number of AUs                          5,768          1,402             0      N/A           N/A           N/A          N/A

DYNAMIC DOW FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                   (a)         $10.470        $11.038        $9.918      N/A           N/A           N/A          N/A
                                (b)         $10.381        $11.009        $9.918      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $13.479        $10.470       $11.038      N/A           N/A           N/A          N/A
                                (b)         $13.284        $10.381       $11.009      N/A           N/A           N/A          N/A

Ending Number of AUs                          5,286          1,389         2,225      N/A           N/A           N/A          N/A


                                          2006           2005          2004          2003           2002          2001         2000
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)
DYNAMIC OTC FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $11.581        $12.111        $9.767      N/A           N/A           N/A          N/A
                                (b)         $11.465        $12.062        $9.766      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $11.975        $11.581       $12.111      N/A           N/A           N/A          N/A
                                (b)         $11.785        $11.465       $12.062      N/A           N/A           N/A          N/A

Ending Number of AUs                          9,592          5,827         1,013      N/A           N/A           N/A          N/A

DYNAMIC S&P 500 FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $11.784        $11.559       $10.054      N/A           N/A           N/A          N/A
                                (b)         $11.667        $11.512       $10.053      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $14.375        $11.784       $11.559      N/A           N/A           N/A          N/A
                                (b)         $14.147        $11.667       $11.512      N/A           N/A           N/A          N/A

Ending Number of AUs                         20,140         11,510           407      N/A           N/A           N/A          N/A

DYNAMIC STRENGTHENING DOLLAR FUND (INCEPTION DATE OCTOBER 21, 2005)
Beginning AUV                   (a)         $10.350        $10.120      N/A           N/A           N/A           N/A          N/A
                                (b)         $10.338        $10.120      N/A           N/A           N/A           N/A          N/A

Ending AUV                      (a)          $9.122        $10.350      N/A           N/A           N/A           N/A          N/A
                                (b)          $9.057        $10.338      N/A           N/A           N/A           N/A          N/A

Ending Number of AUs                              0              0      N/A           N/A           N/A           N/A          N/A

DYNAMIC WEAKENING DOLLAR FUND (INCEPTION DATE JULY 15, 2005)
Beginning AUV                   (a)          $9.659         $9.880      N/A           N/A           N/A           N/A          N/A
                                (b)          $9.648         $9.880      N/A           N/A           N/A           N/A          N/A

Ending AUV                      (a)         $11.117         $9.659      N/A           N/A           N/A           N/A          N/A
                                (b)         $11.038         $9.648      N/A           N/A           N/A           N/A          N/A

Ending Number of AUs                            657              0      N/A           N/A           N/A           N/A          N/A

ELECTRONICS FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)          $9.319         $9.098        $9.740      N/A           N/A           N/A          N/A
                                (b)          $9.226         $9.061        $9.740      N/A           N/A           N/A          N/A

Ending AUV                      (a)          $9.419         $9.319        $9.098      N/A           N/A           N/A          N/A
                                (b)          $9.269         $9.226        $9.061      N/A           N/A           N/A          N/A

Ending Number of AUs                          3,011          1,614             0      N/A           N/A           N/A          N/A

ENERGY FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $16.525        $12.095       $10.225      N/A           N/A           N/A          N/A
                                (b)         $16.360        $12.047       $10.224      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $18.239        $16.525       $12.095      N/A           N/A           N/A          N/A
                                (b)         $17.950        $16.360       $12.047      N/A           N/A           N/A          N/A

Ending Number of AUs                         32,806         50,857        12,506      N/A           N/A           N/A          N/A

ENERGY SERVICES FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $17.674        $12.085       $10.174      N/A           N/A           N/A          N/A
                                (b)         $17.498        $12.037       $10.173      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $19.343        $17.674       $12.085      N/A           N/A           N/A          N/A
                                (b)         $19.036        $17.498       $12.037      N/A           N/A           N/A          N/A

Ending Number of AUs                         17,860         26,884        10,781      N/A           N/A           N/A          N/A

                                          2006           2005          2004          2003           2002          2001         2000
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)
EUROPE ADVANTAGE FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $12.625        $12.038       $10.113      N/A           N/A           N/A          N/A
                                (b)         $12.500        $11.989       $10.112      N/A           N/A           N/A          N/A
Ending AUV                      (a)         $16.124        $12.625       $12.038      N/A           N/A           N/A          N/A
                                (b)         $15.869        $12.500       $11.989      N/A           N/A           N/A          N/A

Ending Number of AUs                         23,304              0         2,716      N/A           N/A           N/A          N/A

FINANCIAL SERVICES FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $11.692        $11.469       $10.048      N/A           N/A           N/A          N/A
                                (b)         $11.576        $11.423       $10.047      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $13.460        $11.692       $11.469      N/A           N/A           N/A          N/A
                                (b)         $13.246        $11.576       $11.423      N/A           N/A           N/A          N/A

Ending Number of AUs                         10,361          6,713           452      N/A           N/A           N/A          N/A

GOVERNMENT LONG BOND ADVANTAGE FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $10.979        $10.336        $9.667        $9.985      N/A           N/A          N/A
                                (b)         $10.805        $10.233        $9.629        $9.985      N/A           N/A          N/A

Ending AUV                      (a)         $10.487        $10.979       $10.336        $9.667      N/A           N/A          N/A
                                (b)         $10.259        $10.805       $10.233        $9.629      N/A           N/A          N/A

Ending Number of AUs                         17,053         18,077         9,290         3,065      N/A           N/A          N/A

HEALTH CARE FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.975        $10.059       $10.065      N/A           N/A           N/A          N/A
                                (b)         $10.866        $10.018       $10.065      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $11.376        $10.975       $10.059      N/A           N/A           N/A          N/A
                                (b)         $11.195        $10.866       $10.018      N/A           N/A           N/A          N/A

Ending Number of AUs                         13,754         29,536             8      N/A           N/A           N/A          N/A

INTERNET FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.882        $11.189        $9.793      N/A           N/A           N/A          N/A
                                (b)         $10.773        $11.144        $9.792      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $11.772        $10.882       $11.189      N/A           N/A           N/A          N/A
                                (b)         $11.585        $10.773       $11.144      N/A           N/A           N/A          N/A

Ending Number of AUs                          4,126          1,214           608      N/A           N/A           N/A          N/A

INVERSE DYNAMIC DOW FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                   (a)          $8.730         $8.711       $10.077      N/A           N/A           N/A          N/A
                                (b)          $8.655         $8.688       $10.077      N/A           N/A           N/A          N/A

Ending AUV                      (a)          $6.735         $8.730        $8.711      N/A           N/A           N/A          N/A
                                (b)          $6.637         $8.655        $8.688      N/A           N/A           N/A          N/A

Ending Number of AUs                          4,624          1,253             0      N/A           N/A           N/A          N/A

INVERSE GOVERNMENT LONG BOND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)          $8.096         $8.664        $9.835       $10.000      N/A           N/A          N/A
                                (b)          $7.967         $8.577        $9.796       $10.000      N/A           N/A          N/A

Ending AUV                      (a)          $8.631         $8.096        $8.664        $9.835      N/A           N/A          N/A
                                (b)          $8.443         $7.967        $8.577        $9.796      N/A           N/A          N/A

Ending Number of AUs                         49,093         56,017        85,611           236      N/A           N/A          N/A

                                          2006           2005          2004          2003           2002          2001         2000
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)
INVERSE MID CAP FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                   (a)          $7.918         $8.742        $9.942      N/A           N/A           N/A          N/A
                                (b)          $7.850         $8.720        $9.942      N/A           N/A           N/A          N/A

Ending AUV                      (a)          $7.509         $7.918        $8.742      N/A           N/A           N/A          N/A
                                (b)          $7.400         $7.850        $8.720      N/A           N/A           N/A          N/A

Ending Number of AUs                            966          1,243             0      N/A           N/A           N/A          N/A

INVERSE OTC FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)          $8.622         $8.634       $10.109      N/A           N/A           N/A          N/A
                                (b)          $8.536         $8.599       $10.109      N/A           N/A           N/A          N/A

Ending AUV                      (a)          $8.383         $8.622        $8.634      N/A           N/A           N/A          N/A
                                (b)          $8.250         $8.536        $8.599      N/A           N/A           N/A          N/A

Ending Number of AUs                          1,723            702             0      N/A           N/A           N/A          N/A

INVERSE RUSSELL 2000 FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                   (a)          $8.086         $8.458        $9.964      N/A           N/A           N/A          N/A
                                (b)          $8.017         $8.436        $9.964      N/A           N/A           N/A          N/A

Ending AUV                      (a)          $7.021         $8.086        $8.458      N/A           N/A           N/A          N/A
                                (b)          $6.919         $8.017        $8.436      N/A           N/A           N/A          N/A

Ending Number of AUs                          6,020          1,679             0      N/A           N/A           N/A          N/A

INVERSE S&P 500 FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)          $6.948         $7.100        $8.020        $9.985      N/A           N/A          N/A
                                (b)          $6.837         $7.029        $7.987        $9.985      N/A           N/A          N/A

Ending AUV                      (a)          $6.337         $6.948        $7.100        $8.020      N/A           N/A          N/A
                                (b)          $6.199         $6.837        $7.029        $7.987      N/A           N/A          N/A

Ending Number of AUs                          1,331          1,014           286           286      N/A           N/A          N/A

JAPAN ADVANTAGE FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $12.246        $10.318        $9.875      N/A           N/A           N/A          N/A
                                (b)         $12.124        $10.277        $9.874      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $12.696        $12.246       $10.318      N/A           N/A           N/A          N/A
                                (b)         $12.495        $12.124       $10.277      N/A           N/A           N/A          N/A

Ending Number of AUs                         11,367         25,878            91      N/A           N/A           N/A          N/A

LARGE CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                   (a)         $10.527        $10.489        $9.955      N/A           N/A           N/A          N/A
                                (b)         $10.438        $10.462        $9.955      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $10.942        $10.527       $10.489      N/A           N/A           N/A          N/A
                                (b)         $10.784        $10.438       $10.462      N/A           N/A           N/A          N/A

Ending Number of AUs                         12,632          3,064            62      N/A           N/A           N/A          N/A

LARGE CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                   (a)         $11.474        $11.167        $9.964      N/A           N/A           N/A          N/A
                                (b)         $11.376        $11.138        $9.964      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $13.313        $11.474       $11.167      N/A           N/A           N/A          N/A
                                (b)         $13.121        $11.376       $11.138      N/A           N/A           N/A          N/A

Ending Number of AUs                         37,551            110             0      N/A           N/A           N/A          N/A



                                          2006           2005          2004          2003           2002          2001         2000
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)
LEISURE FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.794        $11.507       $10.021      N/A          N/A          N/A         N/A
                                (b)         $10.687        $11.460       $10.020      N/A          N/A          N/A         N/A

Ending AUV                      (a)         $13.143        $10.794       $11.507      N/A          N/A          N/A         N/A
                                (b)         $12.934        $10.687       $11.460      N/A          N/A          N/A         N/A

Ending Number of AUs                          7,093            255         1,531      N/A          N/A          N/A         N/A

MID CAP ADVANTAGE PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $20.086        $17.856       $14.826       $10.000     N/A          N/A         N/A
                                (b)         $19.767        $17.678       $14.766       $10.000     N/A          N/A         N/A

Ending AUV                      (a)         $21.880        $20.086       $17.856       $14.826     N/A          N/A         N/A
                                (b)         $21.404        $19.767       $17.678       $14.766     N/A          N/A         N/A

Ending Number of AUs                          2,628          3,699        10,211         5,196     N/A          N/A         N/A

MID CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                   (a)         $12.158        $11.061       $10.057      N/A          N/A          N/A         N/A
                                (b)         $12.054        $11.032       $10.057      N/A          N/A          N/A         N/A

Ending AUV                      (a)         $12.364        $12.158       $11.061      N/A          N/A          N/A         N/A
                                (b)         $12.186        $12.054       $11.032      N/A          N/A          N/A         N/A

Ending Number of AUs                          4,909          9,904             0      N/A          N/A          N/A         N/A

MID CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                   (a)         $12.091        $11.319       $10.040      N/A          N/A          N/A         N/A
                                (b)         $11.988        $11.290       $10.040      N/A          N/A          N/A         N/A

Ending AUV                      (a)         $13.960        $12.091       $11.319      N/A          N/A          N/A         N/A
                                (b)         $13.758        $11.988       $11.290      N/A          N/A          N/A         N/A

Ending Number of AUs                         21,730            103             0      N/A          N/A          N/A         N/A

NOVA FUND (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $11.498        $11.214        $9.922        $7.228       $11.405     $15.135     $18.407
                                (b)         $11.113        $10.904        $9.706        $7.113       $11.291     $15.074     $18.407

Ending AUV                      (a)         $13.523        $11.498       $11.214        $9.922        $7.228     $11.405     $15.135
                                (b)         $12.993        $11.113       $10.904        $9.706        $7.113     $11.291     $15.074

Ending Number of AUs                         38,895         37,636        67,415       123,701        65,223     254,850      83,067

OTC FUND (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $14.039        $14.079       $13.058        $9.106       $15.102     $23.626     $39.086
                                (b)         $13.568        $13.689       $12.773        $8.960       $14.951     $23.531     $39.086

Ending AUV                      (a)         $14.643        $14.039       $14.079       $13.058        $9.106     $15.102     $23.626
                                (b)         $14.068        $13.568       $13.689       $12.773        $8.960     $14.951     $23.531

Ending Number of AUs                         32,959         32,962        72,156        84,834       105,086     178,136      70,102

PRECIOUS METALS FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $13.658        $11.457        $9.998      N/A           N/A           N/A          N/A
                                (b)         $13.521        $11.410        $9.998      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $16.354        $13.658       $11.457      N/A           N/A           N/A          N/A
                                (b)         $16.095        $13.521       $11.410      N/A           N/A           N/A          N/A

Ending Number of AUs                         35,796         14,799           381      N/A           N/A           N/A          N/A

                                          2006           2005          2004          2003          2002         2001        2000
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)
REAL ESTATE FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $14.129        $13.372       $10.091      N/A           N/A           N/A          N/A
                                (b)         $13.989        $13.318       $10.091      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $18.214        $14.129       $13.372      N/A           N/A           N/A          N/A
                                (b)         $17.926        $13.989       $13.318      N/A           N/A           N/A          N/A

Ending Number of AUs                         11,060          4,384           341      N/A           N/A           N/A          N/A

RETAILING FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $11.093        $10.665        $9.991      N/A           N/A           N/A          N/A
                                (b)         $10.982        $10.622        $9.990      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $12.041        $11.093       $10.665      N/A           N/A           N/A          N/A
                                (b)         $11.850        $10.982       $10.622      N/A           N/A           N/A          N/A

Ending Number of AUs                            434            472             0      N/A           N/A           N/A          N/A

RUSSELL 2000 ADVANTAGE PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $20.012        $19.529       $15.818       $10.014      N/A           N/A          N/A
                                (b)         $19.694        $19.334       $15.755       $10.014      N/A           N/A          N/A

Ending AUV                      (a)         $23.849        $20.012       $19.529       $15.818      N/A           N/A          N/A
                                (b)         $23.331        $19.694       $19.334       $15.755      N/A           N/A          N/A

Ending Number of AUs                          6,713            272        15,412        10,953      N/A           N/A          N/A

SECTOR ROTATION PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $15.300        $13.644       $12.498       $10.025      N/A           N/A          N/A
                                (b)         $15.057        $13.508       $12.448       $10.025      N/A           N/A          N/A

Ending AUV                      (a)         $16.806        $15.300       $13.644       $12.498      N/A           N/A          N/A
                                (b)         $16.440        $15.057       $13.508       $12.448      N/A           N/A          N/A

Ending Number of AUs                          3,618          6,758         4,022         5,621      N/A           N/A          N/A

SMALL CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                   (a)         $12.075        $11.530       $10.056      N/A           N/A           N/A          N/A
                                (b)         $11.972        $11.500       $10.056      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $12.828        $12.075       $11.530      N/A           N/A           N/A          N/A
                                (b)         $12.643        $11.972       $11.500      N/A           N/A           N/A          N/A

Ending Number of AUs                         12,849          3,251             0      N/A           N/A           N/A          N/A

SMALL CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)
Beginning AUV                   (a)         $11.750        $11.497       $10.043      N/A           N/A           N/A          N/A
                                (b)         $11.650        $11.468       $10.043      N/A           N/A           N/A          N/A

Ending AUV                      (a)         $13.813        $11.750       $11.497      N/A           N/A           N/A          N/A
                                (b)         $13.613        $11.650       $11.468      N/A          N/A          N/A         N/A

Ending Number of AUs                          9,617            935             0      N/A          N/A          N/A         N/A

TECHNOLOGY FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.639        $10.463        $9.844      N/A          N/A          N/A         N/A
                                (b)         $10.533        $10.421        $9.843      N/A          N/A          N/A         N/A

Ending AUV                      (a)         $11.110        $10.639       $10.463      N/A          N/A          N/A         N/A
                                (b)         $10.933        $10.533       $10.421      N/A          N/A          N/A         N/A

Ending Number of AUs                          3,386          1,165             0      N/A          N/A          N/A         N/A

                                          2006           2005          2004          2003           2002          2001         2000
====================================================================================================================================
RYDEX VARIABLE TRUST: (CONTINUED)
TELECOMMUNICATIONS FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $10.803        $10.829        $9.887      N/A          N/A          N/A         N/A
                                (b)         $10.696        $10.785        $9.886      N/A          N/A          N/A         N/A

Ending AUV                      (a)         $12.732        $10.803       $10.829      N/A          N/A          N/A         N/A
                                (b)         $12.530        $10.696       $10.785      N/A          N/A          N/A         N/A

Ending Number of AUs                          1,798          1,399             0      N/A          N/A          N/A         N/A

TRANSPORTATION FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $13.437        $12.561       $10.022      N/A          N/A          N/A         N/A
                                (b)         $13.303        $12.510       $10.022      N/A          N/A          N/A         N/A

Ending AUV                      (a)         $14.229        $13.437       $12.561      N/A          N/A          N/A         N/A
                                (b)         $14.004        $13.303       $12.510      N/A          N/A          N/A         N/A

Ending Number of AUs                          4,011          8,692           901      N/A          N/A          N/A         N/A

U.S. GOVERNMENT MONEY MARKET PORTFOLIO (INCEPTION DATE MAY 1, 2001)
Beginning AUV                   (a)          $9.754         $9.696        $9.809        $9.947       $10.040     $10.000    N/A
                                (b)          $9.484         $9.485        $9.654        $9.847       $10.000     $10.000    N/A

Ending AUV                      (a)          $9.987         $9.754        $9.696        $9.809        $9.947     $10.040    N/A
                                (b)          $9.653         $9.484        $9.485        $9.654        $9.847     $10.000    N/A

Ending Number of AUs                         75,962        343,324       373,637        44,469     2,946,729     276,865    N/A

UTILITIES FUND (INCEPTION DATE MAY 1, 2004)
Beginning AUV                   (a)         $12.570        $11.529       $10.058      N/A          N/A          N/A         N/A
                                (b)         $12.445        $11.482       $10.057      N/A          N/A          N/A         N/A

Ending AUV                      (a)         $14.994        $12.570       $11.529      N/A          N/A          N/A         N/A
                                (b)         $14.756        $12.445       $11.482      N/A          N/A          N/A         N/A

Ending Number of AUs                         29,191         18,443        11,505      N/A          N/A          N/A         N/A

====================================================================================================================================

SELIGMAN PORTFOLIOS, INC.
COMMUNICATIONS AND INFORMATION PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)          $5.945         $5.606        $5.129        $3.610        $5.742      $5.542     $10.000
                                (b)          $5.745         $5.451        $5.016        $3.553        $5.684      $5.520     $10.000

Ending AUV                      (a)          $7.153         $5.945        $5.606        $5.129        $3.610      $5.742      $5.542
                                (b)          $6.872         $5.745        $5.451        $5.016        $3.553      $5.684      $5.520

Ending Number of AUs                         54,742         42,633        61,967        68,908        82,694     176,741     128,113

GLOBAL TECHNOLOGY PORTFOLIO (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)          $5.077         $4.769        $4.658        $3.472        $5.162      $6.729     $10.000
                                (b)          $4.907         $4.637        $4.556        $3.416        $5.110      $6.702     $10.000

Ending AUV                      (a)          $5.893         $5.077        $4.769        $4.658        $3.472      $5.162      $6.729
                                (b)          $5.661         $4.907        $4.637        $4.556        $3.416      $5.110      $6.702

Ending Number of AUs                         28,216         28,210        36,292        39,725        34,956      80,633      74,199

====================================================================================================================================

THIRD AVENUE VARIABLE SERIES TRUST:
VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)         $18.368        $16.249       $13.744        $9.999     N/A          N/A         N/A
                                (b)         $18.076        $16.087       $13.689        $9.999     N/A          N/A         N/A

Ending AUV                      (a)         $20.971        $18.368       $16.249       $13.744     N/A          N/A         N/A
                                (b)         $20.515        $18.076       $16.087       $13.689     N/A          N/A         N/A

Ending Number of AUs                         50,516         37,937        16,000         5,617     N/A          N/A         N/A

====================================================================================================================================


                                          2006           2005          2004          2003          2002         2001        2000
====================================================================================================================================
VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE ABSOLUTE RETURN FUND (INCEPTION DATE MAY 1, 2003)
Beginning AUV                   (a)          $9.643         $9.759        $9.926       $10.000     N/A          N/A         N/A
                                (b)          $9.490         $9.661        $9.886       $10.000     N/A          N/A         N/A

Ending AUV                      (a)         $10.332         $9.643        $9.759        $9.926     N/A          N/A         N/A
                                (b)         $10.108         $9.490        $9.661        $9.886     N/A          N/A         N/A

Ending Number of AUs                          2,842          2,580         1,574             0     N/A          N/A         N/A

WORLDWIDE BOND FUND (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $13.537        $14.156       $13.153       $11.288        $9.409     $10.057      $9.858
                                (b)         $13.045        $13.723       $12.827       $11.075        $9.287      $9.986      $9.841

Ending AUV                      (a)         $14.214        $13.537       $14.156       $13.153       $11.288      $9.409     $10.057
                                (b)         $13.616        $13.045       $13.723       $12.827       $11.075      $9.287      $9.986

Ending Number of AUs                         18,423         18,631        15,124        18,605        42,391      15,138       9,753

WORLDWIDE EMERGING MARKETS FUND (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $17.365        $13.341       $10.747        $7.068        $7.382      $7.625     $14.919
                                (b)         $16.734        $12.932       $10.481        $6.934        $7.286      $7.571     $14.893

Ending AUV                      (a)         $23.887        $17.365       $13.341       $10.747        $7.068      $7.382      $7.625
                                (b)         $22.881        $16.734       $12.932       $10.481        $6.934      $7.286      $7.571

Ending Number of AUs                         67,425         53,543        61,515        72,276        57,303      39,317      32,748

WORLDWIDE HARD ASSETS FUND (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $20.474        $13.689       $11.197        $7.827        $8.170      $9.253      $7.839
                                (b)         $19.730        $13.270       $10.920        $7.679        $8.064      $9.188      $7.825

Ending AUV                      (a)         $25.135        $20.474       $13.689       $11.197        $7.827      $8.170      $9.253
                                (b)         $24.077        $19.730       $13.270       $10.920        $7.679      $8.064      $9.188

Ending Number of AUs                         46,573         48,104        44,915        51,114        43,348       7,218       1,197

WORLDWIDE REAL ESTATE FUND (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $20.322        $17.030       $12.679        $9.560       $10.150      $9.772      $8.068
                                (b)         $19.583        $16.509       $12.366        $9.379       $10.018      $9.704      $8.054

Ending AUV                      (a)         $26.236        $20.322       $17.030       $12.679        $9.560     $10.150      $9.772
                                (b)         $25.132        $19.583       $16.509       $12.366        $9.379     $10.018      $9.704

Ending Number of AUs                         19,382         15,330        17,318        14,958        29,226      36,153       9,298

====================================================================================================================================

WELLS FARGO ADVANTAGE VARIABLE TRUST:
DISCOVERY FUND  (INCEPTION DATE APRIL 8, 2005)
Beginning AUV                   (a)         $11.355         $9.303      N/A           N/A          N/A          N/A         N/A
                                (b)         $11.306         $9.299      N/A           N/A          N/A          N/A         N/A

Ending AUV                      (a)         $12.838        $11.355      N/A           N/A          N/A          N/A         N/A
                                (b)         $12.705        $11.306      N/A           N/A          N/A          N/A         N/A

Ending Number of AUs                         64,397         75,909      N/A           N/A          N/A          N/A         N/A



                                          2006           2005          2004          2003          2002         2001        2000
====================================================================================================================================
WELLS FARGO ADVANTAGE VARIABLE TRUST: (CONTINUED)
OPPORTUNITY FUND: (INCEPTION DATE FEBRUARY 11, 2000)
Beginning AUV                   (a)         $17.478        $16.428       $14.093       $10.431       $14.455     $15.224     $14.103
                                (b)         $16.842        $15.926       $13.744       $10.234       $14.267     $15.117     $14.079

Ending AUV                      (a)         $19.341        $17.478       $16.428       $14.093       $10.431     $14.455     $15.224
                                (b)         $18.527        $16.842       $15.926       $13.744       $10.234     $14.267     $15.117

Ending Number of AUs                         49,552         66,847        86,584        71,566       113,045     113,065      60,409

====================================================================================================================================


--------------------------------------------------------------------------------
                                PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                         01/2007

We take your privacy seriously. This notice describes how we treat data about our customers.

We DO NOT SELL our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

o The Medical Information Bureau
o Consumer Reporting Agencies
o Service Providers who conduct marketing services on our behalf
o Motor Vehicle Bureaus
o Other Data Providers

Data we collect may include:

o Name, address, e-mail address, phone number
o Social Security Number
o Demographic Data
o Health data (for life insurance buyers) or other data about illness, disability or injury
o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

o Insurance companies, agents, reinsurers
o Group policyholders for purpose of reporting claims experience
o Medical Laboratories and Prescription or Pharmacy Database Managers
o Medical Information and Motor Vehicle Bureaus or similar institutions
o A court or governmental agency when there is a lawful request
o Law enforcement officials to prevent criminal activity and/or fraud
o Service providers that perform marketing services for us
o Service providers that perform administrative services for us
o Joint Marketing Partners o Unaffiliated Fund Families
o Unaffiliated Third Parties

We do not share your health data with anyone without your written consent.

We use your health data to:

o Underwrite policies
o Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 CORPORATE CAMPUS DRIVE, SUITE 1000
                              LOUISVILLE, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account H

Certain Federal Income Tax Consequences

Published Ratings

Administration

Annuity Provisions

Distribution

   Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-PLUS-SAI-H-0507) dated May 1, 2007 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account H fixed and variable annuity at the following address:

Name:
     ---------------------------------------------------------------------------

Mailing Address:
                ----------------------------------------------------------------

--------------------------------------------------------------------------------


                                   Sincerely,

--------------------------------------------------------------------------------

                                   (Signature)

--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233






(C) 2007, Jefferson National Life Insurance Company         JNL-PLUS-PROS-H-0507

                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233

                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2007

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account H (the "Separate Account"), dated May 1, 2007. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                         PAGE
GENERAL INFORMATION                                                       B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                   B-3

PUBLISHED RATINGS                                                         B-6

ADMINISTRATION                                                            B-6

ANNUITY PROVISIONS                                                        B-6

DISTRIBUTION                                                              B-7

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                 B-7

FINANCIAL STATEMENTS                                                      B-7

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation, and an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H:

Jefferson National Life Annuity Account H, also referred to as the "Separate Account", was established on November 1, 1999 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account
H. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.



REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account H, dated May 1, 2007.



                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                            JEFFERSON NATIONAL LIFE
                                  INSURANCE COMPANY







                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                              JEFFERSON NATIONAL LIFE
                                                    INSURANCE COMPANY











================================================================================
                                            STATUTORY BASIS FINANCIAL STATEMENTS
                                                       AND SUPPLEMENTAL MATERIAL
                                          YEARS ENDED DECEMBER 31, 2006 AND 2005

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                                                    CONTENTS

============================================================================================

INDEPENDENT AUDITORS' REPORT                                                            3-4
STATUTORY BASIS FINANCIAL STATEMENTS:
   Statements of admitted assets, liabilities and capital and surplus                     5
   Statements of operations                                                               6
   Statements of changes in capital and surplus                                           7
   Statements of cash flows                                                               8
   Notes to statutory basis financial statements                                       9-42

INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL                                    43

SUPPLEMENTAL MATERIAL:
   Selected financial data                                                            44-45
   Summary investment schedule
   Investment risk interrogatories

[BDO LOGO] BDO SELDMAN, LLP                       330 Madison Ave
           Accountants and Consultants            New York, New York 10017-5001
                                                  Telephone: 212 885-8000
                                                  Fax: 212 697-1299



INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2006 and 2005, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying statutory basis financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005 or the results of its operations or its cash flows for the years then ended.

[BDO LOGO] BDO SELDMAN, LLP
           Accountants and Consultants




However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.



/s/ BDO Seidman, LLP


Certified Public Accountants


New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                                                             CAPITAL AND SURPLUS
                                       (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                      2006             2005
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
Investments and cash:
   Bonds                                                      $   450,090      $   505,107
   Preferred stock                                                 30,173           25,735
   Common stock                                                        92               68
   Mortgage loans on real estate                                    2,014                -
   Policyholder loans                                              18,371           19,369
   Cash and short-term investments                                  9,549            6,375
-------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                                  510,289          556,654
Accrued investment income                                           8,729            6,284
Deferred taxes                                                      2,353            2,230
Amounts recoverable on reinsurance ceded                            7,014            1,380
Receivable on securities lending collateral                         6,221           18,650
Other admitted assets                                                 499            6,709
Separate account assets                                         1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                                   $ 1,675,872      $ 1,642,571
===========================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                               $   489,191      $   537,133
   Claim reserves                                                     590            1,448
   Accounts payable and accrued expenses                              288              677
   Payable on reinsurance                                           3,334                -
   Due to parent and affiliates                                     2,438            3,371
   Asset valuation reserve                                          5,090            4,923
   Interest maintenance reserve                                     1,898            3,968
   Transfers from separate accounts                               (19,032)         (25,050)
   Federal income tax payable                                           -              115
   Securities lending liability                                     6,221           18,650
   Other liabilities                                                4,023            6,186
   Separate account liabilities                                 1,140,767        1,050,664
-------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                         1,634,808        1,602,085
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
      authorized, 1,043,565 shares issued and outstanding           5,009            5,009
   Paid-in surplus                                                 23,991           16,490
   Unassigned surplus                                               8,004           10,355
   Special surplus funds                                            4,060            8,632
-------------------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                                    41,064           40,486
-------------------------------------------------------------------------------------------
                                                              $ 1,675,872      $ 1,642,571
===========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF OPERATIONS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                    2006          2005
--------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other considerations            $ 148,580     $ 106,438
   Net investment income                                   27,193        28,340
   Reserve adjustment on reinsurance ceded                (14,413)      (11,402)
   Commission and expense allowances on
      reinsurance ceded                                    10,863        12,860
   Amortization of interest maintenance reserve             1,168         1,815
   Fee income                                              12,791        12,821
   Other revenues                                           5,934         5,887
--------------------------------------------------------------------------------
      TOTAL REVENUES                                      192,116       156,759
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Death and disability benefits                             (544)          753
   Annuity and surrender benefits                         230,938       181,869
   Decrease in policy and contract reserves               (45,120)       (4,572)
   Other benefits                                           5,694         5,939
   Commissions                                              9,089        10,985
   General and administrative expenses                     21,009        20,701
   Taxes, licenses and fees                                 1,043          (852)
   Net transfers from separate accounts                   (27,466)      (56,485)
   Other expenses                                            (227)          427
--------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                         194,416       158,765
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE FEDERAL INCOME
         TAX BENEFITS AND NET REALIZED CAPITAL GAINS
         (LOSSES)                                          (2,300)       (2,006)
FEDERAL INCOME TAX BENEFITS                                  (114)         (704)
--------------------------------------------------------------------------------
      LOSS FROM OPERATIONS BEFORE NET REALIZED
         CAPITAL GAINS (LOSSES)                            (2,186)       (1,302)
NET REALIZED CAPITAL GAINS (LOSSES), NET OF TRANSFERS
   TO IMR                                                    (879)          354
--------------------------------------------------------------------------------
NET LOSS                                                $  (3,065)    $    (948)
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                            2006          2005
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                          $ 40,486      $ 51,821
----------------------------------------------------------------------------------------
Adjustments to surplus:
   Net loss                                                       (3,065)         (948)
   Change in net unrealized capital gains (losses)                    59           (15)
   Change in deferred income tax                                   3,759         5,773
   Change in nonadmitted assets                                   (2,936)       (7,638)
   Change in asset valuation reserve                                (167)         (878)
   Paid-in surplus                                                 7,500             -
   Change in surplus as a result of reinsurance, net of tax       (4,572)       (7,629)
----------------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                                     578       (11,335)
----------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                                $ 41,064      $ 40,486
========================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                        STATUTORY BASIS STATEMENTS OF CASH FLOWS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                              2006           2005
--------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Premiums collected net of reinsurance                          $ 151,871       $ 104,384
   Net investment income                                             26,532          29,332
   Miscellaneous income                                              23,530          24,324
--------------------------------------------------------------------------------------------
         TOTAL INCOME RECEIVED                                      201,933         158,040
--------------------------------------------------------------------------------------------
   Benefit and loss related payments                                247,602         259,437
   Net transfers to separate accounts                               (33,483)        (62,606)
   Commissions, expenses paid and aggregate write-ins for
      deductions                                                     33,230          36,956
   Federal and foreign income taxes received                             (9)           (704)
--------------------------------------------------------------------------------------------
         TOTAL OPERATING EXPENSES PAID                              247,340         233,083
--------------------------------------------------------------------------------------------
         NET CASH USED IN OPERATING ACTIVITIES                      (45,407)        (75,043)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from investments sold, matured or repaid:
      Bonds and stocks                                              188,854         264,419
      Mortgage loans                                                      2               -
      Miscellaneous proceeds                                              -              95
--------------------------------------------------------------------------------------------
         TOTAL INVESTMENT PROCEEDS                                  188,856         264,514
--------------------------------------------------------------------------------------------
   Cost of investments acquired:
      Bonds and stocks                                             (141,804)       (368,173)
      Mortgage loans                                                 (2,016)              -
      Miscellaneous investments                                      (3,540)              -
--------------------------------------------------------------------------------------------
         TOTAL COST OF INVESTMENTS ACQUIRED                        (147,360)       (368,173)
--------------------------------------------------------------------------------------------
   Net decrease in policy loans                                         968           2,959
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         42,464        (100,700)
--------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND MISCELLANEOUS
   SOURCES:
      Net deposit-type contract fund and other liabilities           (2,821)         (2,602)
      Paid-in surplus                                                 7,500               -
      Other cash applied                                              1,438           1,874
--------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) FINANCING
            ACTIVITIES AND MISCELLANEOUS SOURCES                      6,117            (728)
--------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                         3,174        (176,471)
CASH AND SHORT-TERM INVESTMENTS:
   Beginning of year                                                  6,375         182,846
--------------------------------------------------------------------------------------------
   End of year                                                    $   9,549       $   6,375
============================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================

 1.   ORGANIZATION      Jefferson National Life Insurance Company (the "Company"
                        or "JNL"),  is a life insurance  company founded in 1937
                        and domiciled in the State of Texas. The Company markets
                        primarily  variable  annuities and, in 2005,  launched a
                        revolutionary flat insurance fee variable annuity called
                        Monument Advisor.  In 2005 the Company also offered term
                        life insurance products. In December 2005, Inviva, Inc.,
                        the Company's  ultimate Parent,  changed its strategy to
                        focus  entirely on its annuity  business.  As such,  the
                        Company's  in-force life insurance business was marketed
                        for a bulk  reinsurance  transaction,  and a  definitive
                        agreement   with  Wilton  Re.,  a  leading   U.S.   life
                        reinsurer, was executed. This agreement was approved and
                        completed  in  the  third  quarter  of  2006,   with  an
                        effective  date of  January  1,  2006.

                        The Company is licensed in all states and the District of Columbia except New York. Approximately 16%, 9% and 8% of premiums collected during 2006 were on policies issued in Texas, California and Florida, respectively. Approximately 23%, 19% and 9% of premiums collected during 2005 were on policies issued in California, Texas and Florida, respectively. No other state comprised greater than 5% of premiums collected in 2006 and 2005.

                        In 2002, the Company was acquired by JNF Holding Company, Inc. ("JNF"), a wholly-owned subsidiary of Inviva, a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As of June 30, 2006, all outstanding shares of the Company were owned by JNF. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF, all of the outstanding common stock of the Company was transferred from JNF to a new holding company, Jefferson National Financial Corp. ("JN Financial") and from then forward is wholly-owned by JN Financial. JN Financial is a wholly-owned subsidiary of Inviva, Inc. and JNF, collectively.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations", for the consolidated financial statements of Inviva, Inc. Accordingly, all amounts and balances were carried at historical cost.

 2.   BASIS OF          The  statutory  basis  financial  statements  have  been
      PRESENTATION      prepared on the basis of accounting practices prescribed
                        or permitted by the Texas  Department of Insurance  (the
                        "Department").  Insurance  companies  domiciled in Texas
                        are  required  to  prepare   statutory  basis  financial
                        statements in accordance  with the National  Association
                        of   Insurance    Commissioners'   ("NAIC")   ACCOUNTING
                        PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to
                        certain  modifications  prescribed  or  permitted by the
                        Department  ("Texas SAP").  The Department has the right
                        to  permit   specific   practices   that   deviate  from
                        prescribed practices. The Company has no such practices.

                        Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

                        o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                        o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

                        o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

                        o bonds are carried principally at amortized cost, but at fair value for GAAP;

                        o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 10 which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

                        o   assets  and   liabilities   are   reported   net  of
                            reinsurance for statutory purposes and gross of reinsurance for GAAP;

                        o   premiums   from   interest   sensitive  and  annuity
                            policies are recognized as income, whereas under GAAP future policy liabilities are increased;

                        o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

                        o   goodwill  and  other   intangibles  are  subject  to
                            certain limitations as admitted assets;

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        o certain "nonadmitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

                        A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2006 and 2005 is as follows:

                                  Net income (loss)        Capital and surplus
                              ------------------------  ------------------------
                                     Year ended
                                    December 31,              December 31,
                              ------------------------  ------------------------
                                  2006          2005        2006         2005
--------------------------------------------------------------------------------
Statutory amounts              $ (3,065)     $   (948)    $ 41,064     $ 40,486
Add (deduct) adjustments:
   Investments                   (1,354)       (2,334)      11,589       10,657
   Deferred Acquisition
      Costs and Valuation
      of Business
      Acquired                   (8,659)         (374)      46,050       57,162
   Goodwill and other
      intangibles                     -        (5,738)           -        2,287
   Nonadmitted assets                 -             -          330          867
   Policy reserves                7,782        11,414      (21,336)     (29,148)
   Deferred taxes                     1        (4,084)       1,804        2,932
   Ceding commissions            (6,762)       (7,445)           -            -
   Other                          1,101        (1,226)         (43)      (1,378)
--------------------------------------------------------------------------------
GAAP-basis amounts             $(10,956)     $(10,735)    $ 79,458     $ 83,865
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


3. SUMMARY OF           INVESTMENTS
   SIGNIFICANT
   ACCOUNTING           BONDS - Bonds not in  default  are  generally  stated at
   POLICIES             amortized  cost  using  the  interest  method or at fair
                        value for NAIC rated 6  securities.  All other bonds are
                        stated at the  lower of  amortized  cost or fair  value.
                        Mortgage-backed securities and structured securities not
                        in default  are  stated at  amortized  cost,  net of any
                        other  than  temporary  impairment,   or  the  lower  of
                        amortized cost or fair value. Mortgage-backed securities
                        are adjusted for changes in prepayment assumptions using
                        the retrospective  method.  The retrospective  method is
                        used to value all  securities  except for interest  only
                        securities  or  securities  where the  yield had  become
                        negative; these are valued using the prospective method.
                        Prepayment   assumptions  for   loan-backed   bonds  and
                        structured  securities  were obtained from the broker at
                        the date of purchase and are updated semi-annually based
                        on   market   rate.   Mortgage-backed   and   structured
                        securities  in  default  are  valued  at  the  lower  of
                        amortized   cost  (net  of  any  other  than   temporary
                        impairments)  or  undiscounted   estimated  future  cash
                        flows. Investment market valuations are prescribed by the NAIC.

                        Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

                        PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

                        POLICY LOANS - Policy loans are reported at unpaid balances.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

                        MORTGAGE LOANS - Mortgage loans are reported at unpaid principal balances, less any allowances for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

                        SECURITIES LENDING AGREEMENT - Per an agreement with the Company's Investment Custodian, JNL may lend its securities to certain borrowers as deemed appropriate by the Custodian. The loans are collateralized at all times with cash or cash equivalents with a market value at least equal to 102% of the market value of the securities on loan. Any deficiencies of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. At December 31, 2006 and 2005, JNL loaned securities having a total market value of $6,097 and $18,271, respectively, and received related collateral of $6,221 and $18,650, respectively. The collateral consisted primarily of cash and short-term investments. JNL receives compensation, which is the net investment earnings on the collateral, and these earnings are divided between JNL and the Custodian. JNL's portion of this income is included in the statements of operations.

                        REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

                        NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

                        SPECIAL SURPLUS FUNDS

                        Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

                        POLICY AND CONTRACT RESERVES

                        Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

                        LIFE RESERVES

                        Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 6%), in accordance with Department regulations.

                        Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                        The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        ANNUITY RESERVES

                        Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, and, for contracts in which Guaranteed Minimum Death Benefits ("GMDBs") are offered, Actuarial Guideline 34 ("AG 34"). Calculations are performed at a seriatim basis at the contract and AG 34 fund type level. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations. The Company has de minimus account balances with Guaranteed Minimum Income Benefit ("GMIB") and Guaranteed Minimum Withdrawal Benefit ("GMWB") balances. Reserves for these benefits are based on accumulated fees.

                        Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.3% to 13.3%), in accordance with Department regulations.

                        Transfers   from   separate   accounts   represent   the
                        difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        REINSURANCE

                        Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

                        FEDERAL INCOME TAX

                        The federal income tax provision (benefit) included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

                        DEFERRED INCOME TAXES

                        Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        SEPARATE ACCOUNT ASSETS/LIABILITIES

                        Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

                        PREMIUMS AND ANNUITY CONSIDERATIONS

                        Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

                        FEE INCOME

                        Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

                        GENERAL AND ADMINISTRATIVE EXPENSES

                        General  and  administrative  expenses  are  charged  to
                        expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company prior to July 1, 2006, and then by Jefferson National Financial Corp. from July 1, 2006 forward, pursuant to an administrative services agreement.

                        ESTIMATES

                        The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        RECLASSIFICATIONS

                        Certain  2005  amounts   included  in  the  accompanying
                        statutory   basis   financial   statements   have   been
                        reclassified to conform to the 2006 presentation.

4. INVESTMENTS          FIXED MATURITY AND EQUITY SECURITIES

                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2006 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  14,806   $     129    $     (96)   $  14,839
   States and political
      subdivisions                  10,123         335          (54)      10,404
   Foreign governments                 376          14            -          390
   Corporate bonds                 247,315       3,079       (4,798)     245,596
   Mortgage-backed securities:
      U.S. government
         agencies                   97,368         947         (819)      97,496
      Corporate                     80,102         105       (1,491)      78,716
--------------------------------------------------------------------------------
                                   450,090       4,609       (7,258)     447,441
Preferred stock                     30,173         166       (3,256)      27,083
Common stock                            63          29            -           92
--------------------------------------------------------------------------------
Total                            $ 480,326   $   4,804    $ (10,514)   $ 474,616
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The amortized cost and NAIC market value of investments in fixed maturity securities and preferred stock at December 31, 2005 are as follows:


                                                Gross unrealized         NAIC
                                  Amortized  -----------------------    market
                                    cost       Gains        Losses       value
--------------------------------------------------------------------------------
Fixed maturities:
   U.S. Treasury                 $  17,286   $     189    $     (70)   $  17,405
   States and political
      subdivisions                  12,425         424         (163)      12,686
   Foreign governments               2,290          50          (15)       2,325
   Corporate bonds                 326,960       4,870       (6,487)     325,343
   Mortgage-backed
      securities:
      U.S. government
         agencies                   99,726         975         (796)      99,905
      Corporate                     46,420          10       (1,009)      45,421
--------------------------------------------------------------------------------
                                   505,107       6,518       (8,540)     503,085
Preferred stock                     25,735         868            -       26,603
Common stock                            82           -          (14)          68
--------------------------------------------------------------------------------
Total                            $ 530,924   $   7,386    $  (8,554)   $ 529,756
================================================================================


                        As of December 31, 2006 and 2005, the Company had fixed maturity securities with a statement value of $12,736 and $11,563, respectively, on deposit with various state regulatory agencies.

                        The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2006 are as follows:


                                                  Amortized          NAIC market
                                                     cost                value
--------------------------------------------------------------------------------
Due in one year or less                            $ 23,033           $ 22,944
Due after one year through five
   years                                             86,371             86,156
Due after five years through ten
   years                                            105,314            104,319
Due after ten years                                  57,902             57,810
Mortgage-backed securities                          177,470            176,212
--------------------------------------------------------------------------------
Total                                              $450,090           $447,441
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                        Net realized capital gains consisted of the following:

                                                         2006             2005
--------------------------------------------------------------------------------
Bonds                                                  $(1,779)         $   358
Preferred stocks                                             8                -
Common stocks                                              (10)               -
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                          (1,781)             358
Transfer to IMR                                            902               (4)
--------------------------------------------------------------------------------
   Net realized capital gains
      (losses)                                         $  (879)         $   354
================================================================================


                        In 2006, net realized capital gains on bonds consisted of $1,013 gross realized gains and $2,792 gross realized losses. In 2005, net realized capital gains on bonds consisted of $1,917 gross realized gains and $1,559 gross realized losses. For the years ended December 31, 2006 and 2005, proceeds from the sales and maturities of fixed maturity securities were $188,525 and $264,419, respectively.

                        At December 31, 2006 and 2005, there were impairment writedowns of $863 and $95, respectively.

                        At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate bonds of $35,230 and $33,052, respectively, with an aggregate fair value of $35,802 and $31,203, respectively. Those holdings amounted to 7.8% and 6.5% of the Company's investments in bonds at December 31, 2006 and 2005, respectively, and 2.0% of the Company's total admitted assets at December 31, 2006 and 2005, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        NET INVESTMENT INCOME

                        Net investment income for the years ended December 31, 2006 and 2005, including accrual of discount and amortization of premiums, arose from the following sources:

                                                        2006             2005
--------------------------------------------------------------------------------
Bonds                                                $ 25,383          $ 25,694
Preferred stocks                                        1,400               693
Mortgage loans on real estate                              16                 -
Policy loans                                              667             1,630
Cash and short-term investments                           773             1,427
Miscellaneous investment
   income                                                  64               101
--------------------------------------------------------------------------------
      Total gross investment
         income                                        28,303            29,545
Investment expense                                     (1,110)           (1,205)
--------------------------------------------------------------------------------
Net investment income                                $ 27,193          $ 28,340
================================================================================


                        There was no accrued investment income excluded from surplus during 2006 and 2005.

                        ANALYSIS  OF   UNREALIZED   LOSSES  ON  FIXED   MATURITY
                        SECURITIES

                        The   Company   has  a  process  in  place  to  identify
                        securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                        There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include
                        (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

                        At December 31, 2006, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 318 securities with a carrying value of $251,914 and an unrealized loss of $6,466 with an average price of $97.4 (NAIC market value/amortized cost).

                        At December 31, 2006, for securities that have been in a continuous loss position less than or equal to twelve months, the Company held 198 securities with a carrying value of $95,444 and an unrealized loss of $4,048 with an average price of $95.8 (NAIC market value/amortized cost).

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Unrealized losses on securities - where the estimated fair value had declined and remained below amortized cost as of December 31, 2006 and 2005 follows:

DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  2,128       $    (43)       $  1,979       $    (53)       $  4,107       $    (96)
  States and political
    subdivisions                                    --             --           1,131            (54)          1,131            (54)
  Corporate bonds                               33,519           (656)        130,460         (4,142)        163,979         (4,798)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                29,073            (77)         42,745           (742)         71,818           (819)
      Corporate                                  4,263            (16)         69,135         (1,475)         73,398         (1,491)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                           68,983           (792)        245,450         (6,466)        314,433         (7,258)
Preferred stock                                 22,412         (3,256)             --             --          22,412         (3,256)
Common stock                                        --             --              --             --              --             --
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 91,395       $ (4,048)       $245,450       $ (6,466)       $336,845       $(10,514)
====================================================================================================================================

DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                Less than 12 months -          12 months or more -
                                                     at a loss                      at a loss                        Total
                                             --------------------------     ---------------------------   --------------------------
                                               NAIC                           NAIC                           NAIC
                                               market       Unrealized        market       Unrealized        market      Unrealized
                                               value          losses          value          losses          value         losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                               $  3,863       $    (14)       $  1,525       $    (56)       $  5,388       $    (70)
  States and political
    subdivisions                                 1,900            (98)          1,132            (65)          3,032           (163)
  Foreign government                               769            (15)             --             --             769            (15)
  Corporate bonds                              200,770         (4,901)         15,003         (1,586)        215,773         (6,487)
  Mortgage-backed
    securities:
      U.S. government
        agencies                                52,166           (675)          3,300           (121)         55,466           (796)
      Corporate                                 39,877           (878)          5,077           (131)         44,954         (1,009)
------------------------------------------------------------------------------------------------------------------------------------
Total debt securities                          299,345         (6,581)         26,037         (1,959)        325,382         (8,540)
Preferred stock                                     --             --              --             --              --             --
Common stock                                        68            (14)             --             --              68            (14)
------------------------------------------------------------------------------------------------------------------------------------
Total                                         $299,413       $ (6,595)       $ 26,037       $ (1,959)       $325,450       $ (8,554)
====================================================================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


5.   POLICY AND CLAIM   As of  December  31,  2006 and  2005,  the  Company  had
     RESERVES           $3,672,847 and $3,820,598,  respectively,  of individual
                        and group life insurance in force. On $308,164 and $297,928 of insurance in force as of December 31, 2006 and 2005, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,704 and $2,180 at December
                        31, 2006 and 2005, respectively. As previously stated, the Company changed its strategy to focus entirely on its annuity business. Accordingly, the Company had ceded
                        100% of its life reserves at December 31, 2006.

                        Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

                        GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                        At December 31, 2006, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $872,201    $21,908      $12,847
                        GMIB                   12,971         91           56
                        GMWB                    4,438         34           --
                        ========================================================

                        At December 31, 2005, the Company had the following with guaranteed benefits:

                        Benefit and type    Subjected     Gross    Reinsurance
                            of risk       account value  reserve  reserve credit
                        --------------------------------------------------------
                        GMDB                 $907,291     $25,879     $16,016
                        GMIB                   10,086          65          48
                        GMWB                    4,199          20          --
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The following table provides information on the GMDB features outstanding at December 31, 2006 and 2005. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2006 and 2005 is as follows:

                                                           2006         2005
                        --------------------------------------------------------
                                                        (in the event of death)

                        Return of net deposit:
                          Account value                   $415,455    $422,925
                          Net amount at risk                30,414      43,563
                          Average attained age of
                            contract holders                    51          50
                        Return of net deposits plus a
                         minimum return                    441,938     469,193
                        Net amount at risk                 180,371     223,666
                        Average attained age of contract
                         holders                                59          58
                        Guaranteed minimum return                5%          5%
                        Highest specified anniversary
                         account value minus:
                           Withdrawals post
                             anniversary:
                               Account value                14,808      15,172
                               Net amount at risk            1,521       2,172
                               Average attained age
                                 of contract holders            60          59
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $12,333 and $8,795 at December 31, 2006 and 2005, respectively.

                        GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                        Separate  account  balances  attributable   to  variable
                        annuity contracts with guarantees at December 31, 2006 and 2005 are as follows:

                                                              2006         2005
                        --------------------------------------------------------
                        Asset type:
                          Domestic equity                 $589,581     $603,288
                          International equity              30,309       24,234
                          Bonds                             70,664       81,931
                          Balanced bond/equity              36,039       36,883
                        --------------------------------------------------------
                              Total                        726,593      746,336
                        Money market                        57,762       59,172
                        --------------------------------------------------------
                              Total                       $784,355     $805,508
                        ========================================================
                        Percent of total variable annuity
                          separate account values             68.8%        76.7%
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        At December 31, 2006, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                  2006
                                                        ------------------------
                                                           Amount    % of total
              ------------------------------------------------------------------
              A. Subject to discretionary withdrawal:
                 1. With market value adjustment         $    1,206        .1%
                 2. At book value less current surrender
                      charge of 5% or more                   65,315       3.9
                 3. At fair value                         1,120,166      66.9
              ------------------------------------------------------------------
                 4. Total with adjustment or at fair
                      value                               1,186,687      70.9
                 5. At book value without adjustment
                      (minimal or no charge or
                      adjustment)                           441,891      26.4
              B. Not subject to discretionary withdrawal     45,226       2.7
              ------------------------------------------------------------------
              C. Total (gross: direct + assumed)          1,673,804     100.0
              D. Reinsurance ceded                           72,371        --
              ------------------------------------------------------------------
              E. Total (net) (C)-(D)                     $1,601,433     100.0%
              ==================================================================

6.   FAIR VALUES OF     The estimated fair values of financial  instruments have
     FINANCIAL          been  determined by using available  market  information
     INSTRUMENTS        and  the  valuation   methodologies   described   below.
                        Considerable  judgment is often required in interpreting
                        market  data  to  develop   estimates   of  fair  value.
                        Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Amounts related to the Company's financial instruments as of December 31, 2006 are as follows:


                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $450,090    $447,441
                        Preferred stocks                    30,173      27,083
                        Common stocks                           92          92
                        Cash and short-term investments      9,549       9,549
                        Mortgage loans                       2,014       2,014
                        Policy loans                        18,371      18,371
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $489,191    $488,839
                        ========================================================

                        Amounts related to the Company's financial instruments as of December 31, 2005 are as follows:

                                                         Carrying
                                                           value     Fair value
                        --------------------------------------------------------
                        ADMITTED ASSETS
                        Bonds                             $505,107    $503,085
                        Preferred stocks                    25,735      26,603
                        Common stocks                           68          68
                        Cash and short-term investments      6,375       6,375
                        Policy loans                        19,369      19,369
                        ========================================================
                        LIABILITIES
                        Policy and contract reserves      $537,133    $535,092
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        BONDS AND EQUITY SECURITIES

                        Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

                        CASH AND SHORT-TERM INVESTMENTS

                        The carrying value for cash and  short-term  investments
                        approximates   fair   values   due  to  the   short-term
                        maturities of these instruments.

                        POLICY LOANS

                        The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

                        POLICY AND CONTRACT RESERVES

                        Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

                        The fair values of other policyholder liabilities were calculated using the Company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


7.   REINSURANCE        In  2002,  the  Company  reinsured  100% of its life and
                        accident  and  health   business  to   Protective   Life
                        Insurance Company  ("Protective"),  Washington  National
                        Insurance  Company  ("WNIC") and Conseco Life  Insurance
                        Co. of Texas ("Conseco"). The total reserves transferred
                        under these  agreements  were  $403,998 and $420,325 for
                        the   years   ended   December   31,   2006  and   2005,
                        respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

                        During 2004, the Company began to issue simplified-issue term life business. The Company retained between 20% to 30% of the risk during 2005. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

                        The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

                        The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $11,469 and $14,288 of its $16,811 and $20,181, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2006 and 2005.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE (through affiliates) has made sizable investments in Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2006 and 2005 were approximately $6 and $30, respectively.

                        No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2006 and 2005, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                        Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                            2006        2005
                        --------------------------------------------------------
                        Premiums, annuity and fund
                          deposits                       $  48,431   $  50,366
                        Policyholder benefits               48,947      47,092
                        Change in insurance and annuity
                          reserves                         (19,191)    (20,935)
                        Policy and contract reserves       468,732     489,269
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $520, which will be amortized to income over the expected life of the underlying business using the straight-line method.

                        There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2006 and 2005. During 2006 and 2005, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                        The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2006 and 2005 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $696 and $592 as of December 31, 2006 and 2005,
                        respectively):

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Short duration contracts:
                          Direct premiums                 $  8,446    $  8,567
                          Reinsurance ceded                  8,446       8,567
                        --------------------------------------------------------
                            Total premiums                $     --    $     --
                        ========================================================
                        Long duration contracts:
                          Direct premiums                 $187,868    $147,645
                          Reinsurance ceded                 39,984      41,799
                        --------------------------------------------------------
                            Total premiums                $147,884    $105,846
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The Company has reinsurance agreements which the reinsurer may unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits. The Company held no reduction in surplus in anticipation of a unilateral cancellation by a reinsurer as of the date of the financial statements.

8. COMMITMENTS AND Various lawsuits against the Company may arise in the CONTINGENCIES ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

                        On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

                        On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        As of  December  31,  2006 and  2005,  the  Company  has
                        estimated probable recoveries through premium tax credits to be $911 and $1,800, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9.   FEDERAL INCOME     Current  income  taxes  incurred  for  the  years  ended
     TAXES              December  31,  2006 and 2005  consist  of the  following
                        major components:

                        YEAR ENDED DECEMBER 31,               2006      2005
                        --------------------------------------------------------
                        Income tax expense on current
                          year operating income              $  --     $  --
                        Prior year overaccrual of tax         (114)     (704)
                        --------------------------------------------------------
                        Current income taxes incurred        $(114)    $(704)
                        ========================================================


                        As of December 31, 2006, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. If the benefits of newly legislated rules are not properly utilized, this amount could become taxable to the extent that future shareholder dividends are paid from this account.

                        Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2006 and 2005 are as follows:

                        DECEMBER 31,                            2006      2005
                        --------------------------------------------------------
                        Gross deferred tax asset             $47,568   $43,141
                        Gross deferred tax liabilities           668        --
                        --------------------------------------------------------
                                                              46,900    43,141
                        Less: Nonadmitted deferred tax
                                asset                         44,547    40,911
                        --------------------------------------------------------
                        Net deferred tax asset               $ 2,353   $ 2,230
                        ========================================================
                        Increase in nonadmitted gross
                          deferred tax asset                 $ 3,636   $ 6,946
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2006 and 2005 are as follows:

                                                   2006        2005     Change
         -----------------------------------------------------------------------
         DTAs resulting from book./tax
           differences in:
              Net operating loss carryforward   $19,227     $11,866     $ 7,361
              Capital loss carryforward          10,724      10,914        (190)
              Insurance reserves                  2,396       3,199        (803)
              Section 807(f) reserve basis
                change                            8,872      10,674      (1,802)
              Proxy DAC                           4,724       4,951        (227)
              Investments                         1,625       1,296         329
              Other                                  --         241        (241)
         -----------------------------------------------------------------------
         Gross DTAs                             $47,568     $43,141     $ 4,427
         =======================================================================
         Nonadmitted DTAs                       $44,547     $40,911     $ 3,636
         =======================================================================
         DTLs resulting from book./tax
           differences in:
              Investments                       $    --     $    --     $    --
              Other                                 668          --        (668)
         -----------------------------------------------------------------------
         Gross DTLs                                 668          --        (668)
         =======================================================================
         Net admitted deferred tax assets       $ 2,353     $ 2,230     $   123
         =======================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        The significant book to tax differences in 2006 are as follows:

                                                               100%         35%
                        --------------------------------------------------------
                        Statutory loss before taxes       $ (2,300)   $   (805)
                        Net realized capital gains            (879)       (307)
                        --------------------------------------------------------
                             Total pre-tax statutory loss   (3,179)     (1,112)
                        --------------------------------------------------------
                         Reinsurance ceding
                           commission                       (6,762)     (2,367)
                        Amounts related to prior years -
                          current                              354         124
                        IMR/AVR                             (1,168)       (409)
                        Fines and penalties                     16           5
                        --------------------------------------------------------
                             Total adjustments              (7,560)     (2,647)
                        --------------------------------------------------------
                        Taxable loss from operations      $(10,739)   $ (3,759)
                        ========================================================
                        Federal statutory income taxes    $     --    $     --
                        Change in net deferred income
                          tax                                   --      (3,759)
                        --------------------------------------------------------
                        Total statutory income tax        $     --    $ (3,759)
                        ========================================================


                        As of December 31, 2006 and 2005, the Company had operating loss carryforwards of approximately $54,900 and $33,900, respectively, which begin to expire in 2018. As of December 31, 2006 and 2005, the Company had capital loss carryforwards of approximately $30,600 and $31,200, respectively, which begin to expire in 2007.

                        The Company files a separate life insurance company federal income tax return.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


10.  RELATED PARTY      From January 1, 2006 to June 30, 2006, the Company had a
     TRANSACTIONS       service  agreement with Inviva,  Inc.  Effective July 1,
                        2006, the Company entered into a service  agreement with
                        Jefferson  National  Financial  Corp.,  a  newly  formed
                        intermediate  parent of the  Company.  These  agreements
                        covered  certain  general and  administrative  expenses.
                        During 2006 and 2005,  operating expenses of $19,160 and
                        $19,587,  respectively,  were charged to the Company and
                        are  reflected  in  the  accompanying   statutory  basis
                        statements of operations. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

                        Effective  May  2003,  the  Company   entered  into  two
                        servicing agreements with its affiliate, Jefferson National Securities Corporation, formerly Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Jefferson National Securities Corporation and the Company agrees to reimburse Jefferson National Securities Corporation for all variable commissions paid. The Distribution Agreement stipulates that Jefferson National Securities Corporation agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2006 and 2005 under these agreements was $3,839 and $5,022, respectively.

                        The Company provided a guarantee of the indemnification obligations of Inviva, Inc. under the stock purchase agreement pursuant to which Inviva, Inc. sold its subsidiary,  and the  Company's  former  affiliate,  The
                        American Life Insurance Company of New York. The Company's exposure under the guarantee is capped at $7.5 million in the aggregate. The guarantee was approved by the Texas Department of Insurance.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Beginning in 2003, Inviva, Inc. entered into several Trust Preferred Pools ("TPP") in the aggregate principal amount of $91.5 million. Pursuant to the terms of the TPP, Inviva, Inc. is permitted to consolidate or merge with or into any other entity or sell, convey, transfer or dispose of all or substantially all of its assets so long as the successor entity assumes all of the obligations under the TPP.

                        The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

                        During 2006 and 2005, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

11.  SEPARATE ACCOUNTS  Separate  account assets and related policy  liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


                        Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2006 and 2005 are as follows:

YEAR ENDED DECEMBER 31,                    2006                    2005
--------------------------------------------------------------------------------
                                   Separate               Separate
                                   accounts      Non-     accounts      Non-
                                     with     guaranteed    with     guaranteed
                                   guarantees  separate   guarantees  separate
                                   nonindexed  accounts   nonindexed  accounts
--------------------------------------------------------------------------------
Premiums, deposits and other
  considerations                     $   --   $  147,115   $   --   $   91,153
================================================================================
For accounts with assets at market
  value                              $1,082   $1,120,521   $1,240   $1,024,494
================================================================================
Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary
      withdrawal:
        With market value
          adjustment                 $1,082   $       --   $1,240   $       --
        At market value                  --    1,116,352       --    1,020,855
    Not subject to discretionary
      withdrawal                         --        4,169       --        3,639
--------------------------------------------------------------------------------
    Total separate account
       liabilities                   $1,082   $1,120,521   $1,240   $1,024,494
================================================================================


                        Amounts transferred to and from non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2006 and 2005 are as follows:

                        YEAR ENDED DECEMBER 31,               2006        2005
                        --------------------------------------------------------
                        Transfers to separate accounts   $ 147,309   $  91,124
                        Transfers from separate
                          accounts                         175,722     148,470
                        --------------------------------------------------------
                        Net transfers from separate
                          accounts                       $ (28,413)  $ (57,346)
                        ========================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                   NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                                                          (DOLLARS IN THOUSANDS)
================================================================================


12.  EMPLOYEE BENEFITS  The Company  provides  certain life insurance and health care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc.'s acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $702 and $703 at December 31, 2006 and 2005, respectively, and included in other liabilities. The expenses for these plans were $(36) and ($22) at December 31, 2006 and 2005, respectively.

13.  CAPITAL AND        The maximum amount of dividends which can be paid by the
     SURPLUS            State of Texas life insurance  companies to shareholders
                        without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net loss from operations before realized capital gains or losses for 2006 was $2,186. Statutory surplus with regards to policyholders as of December 31, 2006 was $41,064 The maximum dividend payout which may be made without prior approval in 2007 is $4,106.

                        Life and  health  insurance  companies  are  subject  to
                        certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006 and 2005, the Company meets its RBC requirements.

INDEPENDENT AUDITORS' REPORT ON
  SUPPLEMENTAL MATERIAL

Our audit was conducted for the purpose of forming an opinion on the statutory basis financial statements taken as a whole. The accompanying supplemental schedule of selected data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the statutory basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance departments to whose jurisdiction the Company is subject and is not intended to be and should not be used by anyone other than these specified parties.



/s/ BDO Seidman, LLP


Certified Public Accountants






New York, New York

March 26, 2007

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds                                                    $   1,009
  Other bonds (unaffiliated)                                             24,374
  Preferred stocks (unaffiliated)                                         1,400
  Mortgage loans on real estate                                              16
  Policy loans                                                              667
  Cash and short-term investments                                           773
  Miscellaneous investment income                                            64
--------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME                                          $  28,303
================================================================================

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity-statement value:
  Due within one year or less                                         $  65,402
  Over 1 year through 5 years                                           165,683
  Over 5 years through 10 years                                         151,107
  Over 10 years through 20 years                                         34,024
  Over 20 years                                                          46,194
--------------------------------------------------------------------------------
     TOTAL BY MATURITY                                                $ 462,410
================================================================================

Bonds by class-statement value:
  Class 1                                                             $ 354,381
  Class 2                                                                72,799
  Class 3                                                                10,321
  Class 4                                                                16,917
  Class 5                                                                 7,859
  Class 6                                                                   133
--------------------------------------------------------------------------------
     TOTAL BY CLASS                                                   $ 462,410
================================================================================

Total bonds publicly traded                                           $ 422,672
Total bonds privately placed                                             39,738


Preferred stocks-statement value                                         30,173
Short-term investments-book value                                        12,320
Cash on deposit                                                          (2,771)
================================================================================

LIFE INSURANCE IN-FORCE:
  Ordinary                                                            $     582
================================================================================

                                       JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                                         SELECTED FINANCIAL DATA
                                                          (DOLLARS IN THOUSANDS)
================================================================================


DECEMBER 31, 2006
------------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary                                                                 $   96,646
  Group life                                                                       34

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable        4,594
  Ordinary - involving life contingencies - amount of income payable            3,112
  Group - not involving life contingencies - amount of income payable             470
  Group - involving life contingencies - amount of income payable                 628

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable                                        1,054
    Deferred - fully paid account balance                                      27,769
    Deferred - not fully paid -account balance                              1,510,765
==========================================================================================

          ANNUAL STATEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL
                             LIFE INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Admitted Assets
                                                                                                               as Reported in the
                                                                                  Gross Investment Holdings     Annual Statement
                                                                                 ---------------------------------------------------
                                                                                       1             2          3             4
                                   Investment Categories                             Amount      Percentage   Amount      Percentage
------------------------------------------------------------------------------------------------------------------------------------
 1.  Bonds

     1.1 U.S. treasury securities ...............................................  14,461,683       2.799   14,480,128       2.802

     1.2 U.S. government agency obligations (excluding mortgage-backed securities):

         1.21 Issued by U.S. government agencies ................................                   0.000                    0.000

         1.22 Issued by U.S. government sponsored agencies ......................     325,416       0.063      325,416       0.063

     1.3 Foreign government (including Canada, excluding mortgaged-backed
         securities) ............................................................     376,391       0.073      376,391       0.073

     1.4 Securities issued by states, territories, and possessions and political subdivisions in the U.S.

         1.41 States, territories and possessions general obligations ...........                   0.000                    0.000

         1.42 Political subdivisions of states, territories and possessions and
              political subdivisions general obligations ........................                   0.000                    0.000

         1.43 Revenue and assessment obligations ................................  10,122,977       1.959   10,122,977       1.959

         1.44 Industrial development and similar obligations ....................                   0.000                    0.000

     1.5 Mortgage-backed securities (includes residential and commercial
         MBS):

         1.51 Pass-through securities:

              1.511 Issued or guaranteed by GNMA ................................   1,976,727       0.383    1,976,727       0.383

              1.512 Issued or guaranteed by FNMA and FHLMC ......................  87,456,516      16.925   87,456,516      16.925

              1.513 All other ...................................................                   0.000                    0.000

         1.52 CMOs and RFMICs

              1.521 Issued or guaranteed by GNMA, FNMA, FHLMC or VA .............   7,934,487       1.536    7,934,487       1.536

              1.522 Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by
                    agencies shown in Line 1.521 ................................   1,713,933       0.332    1,713,933       0.332

              1.523 All other ...................................................  42,584,170       8.241   42,584,170       8.241

 2.  Other debt and other fixed income securities (excluding short-term):

     2.1 Unaffiliated domestic securities (includes credit tenant loans rated by
         the SVO) ............................................................... 248,556,640      48.103  248,553,411      48.102

     2.2 Unaffiliated foreign securities ........................................  34,565,658       6.689   34,565,658       6.689

     2.3 Affiliated securities ..................................................                   0.000                    0.000

 3.  Equity interests:

     3.1 Investments in mutual funds ............................................                   0.000                    0.000

     3.2 Preferred stocks:

         3.21 Affiliated ........................................................                   0.000                    0.000

         3.22 Unaffiliated ......................................................  30,173,443       5.839   30,173,443       5.839

     3.3 Publicly traded equity securities (excluding preferred stocks):

         3.31 Affiliated ........................................................                   0.000                    0.000

         3.32 Unaffiliated ......................................................                   0.000                    0.000

     3.4 Other equity securities:

          3.41 Affiliated .......................................................                   0.000                    0.000

          3.42 Unaffiliated .....................................................      62,773       0.012       92,181       0.018

     3.5 Other equity interests including tangible personal property under lease:

         3.51 Affiliated ........................................................                   0.000                    0.000

         3.52 Unaffiliated .....................................................                    0.000                    0.000

 4.  Mortgage loans:

     4.1 Construction and land development ......................................                   0.000                    0.000

     4.2 Agricultural ...........................................................                   0.000                    0.000

     4.3 Single family residential properties ...................................                   0.000                    0.000

     4.4 Multifamily residential properties .....................................                   0.000                    0.000

     4.5 Commercial loans .......................................................   2,013,910       0.390    2,013,910       0.390

     4.6 Mezzanine real estate lows .............................................                   0.000                    0.000

 5.  Real estate investments

     5.1 Property occupied by the company .......................................                   0.000                    0.000

     5.2 Property held for the production of income (including
         $ ...............  of property acquired in satisfaction of
         debt) ..................................................................                   0.000                    0.000

     5.3 Property held for sale (including $ .................
         property acquired in satisfaction of debt) .............................                   0.000                    0.000

 6.  Contract loans .............................................................  18,415,439       3.564   18,371,290       3.555

 7.  Receivables for securities .................................................   6,427,382       1.244    6,427,382       1.244

 8.  Cash, cash equivalents and short-term investments ..........................   9,548,515       1.848    9,548,515       1.848

 9.  Other invested assets ......................................................                   0.000                    0.000
                                                                                 ---------------------------------------------------
10.  Total invested assets ...................................................... 516,716,060     100.000  516,716,535     100.000
------------------------------------------------------------------------------------------------------------------------------------

                                                               [BARCODE OMITTED]

                 SUPPLEMENTAL INVESTMENT RISKS' INTERROGATORIES
                      FOR THE YEAR ENDED DECEMBER 31, 2006
                            (TO BE FILED BY APRIL 1)

OF The JEFFERSON NATIONAL LIFE INSURANCE COMPANY ...............................

ADDRESS (City, State and Zip Code) Louisville, KY 40223 ........................

NAIC Group Code 0000 ...................  NAIC Company Code 64017 ..............

Federal Employer's Identification Number (FFIN)     75-0300900..................

The Investment Risks Interrogatories we to be filed Py April 1. They we also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

 1.  Reporting entity's total admitted assets as reported on Page 2 of this annual statement..................... $535,105,411 ........................

 2.  Ten largest exposures to a single issuer/borrower/investment.

               1                                            2                                3                    4
                                                                                                         Percentage of Total
             Issuer                              Description of Exposure                   Amount          Admitted Assets
     --------------------------------------------------------------------------------  --------------   ---------------------
2.01 Investors Guaranty Assurance ... Preferred Stock ............................... $    25,000,000                 4.7%

2.02 Bear Stearns Comm Mtge Sec ..... CMO ........................................... $     9,078,545                 1.7%

2.03 General Electric Capital Corp .. Issuer Obligation ............................. $     8,395,813                 1.6%

2.04 LB-UBC Comm Mtg Trust .......... CMO ........................................... $     8,351,918                 1.6%

2.05 Citigroup Inc .................. Issuer Obligation ............................. $     7,459,842                 1.4%

2.06 Fifth Third Bank ............... Money Market .................................. $     6,474,399                 1.2%

2.07 State Street Bank .............. Money Market .................................. $     5,283,241                 1.0%

2.06 JP Morgan Chase & Co. .......... Issuer Obligation ............................. $     5,261,860                 1.0%

2.09 Conseco Funding LTD ............ CBO ........................................... $     4,873,948                 0.9%

2.10 Wachovia Bank Comm Mtge Trust .. CMO ........................................... $     4,816,786                 0.9%


 3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            Bonds             1                2                      Preferred Stocks             3              4
     -----------------   -------------  --------------            -----------------------     ------------   ------------
3.01 NAIC-1 .......... $   354,381,141            66.2%    3.07   P/RP-1                    $    4,813,443            0.9%

3.02 NAIC-2 .......... $    72,798,920            13.6%    3.06   P/RP-2                    $      360,000            0.1%

3.03 NAIC-3 .......... $    10,320,564             1.9%    3.09   P/RP-3                    $   25,000,000            4.7%

3.04 NAIC-4 .......... $    16,916,820             3.2%    3.10   P/RP-4                    $                         0.0%

3.05 NAIC-5 .......... $     7,859,139             1.5%    3.11   P/RP-5                    $                         0.0%

3.06 NAIC-6 .......... $       133,095             0.0%    3.12   P/RP-6                    $                         0.0%

 4.  Assets held in foreign investments:

     If response to 4.01 above is yes, responses we not required for interrogatories 5 - 10.

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ]  No [ X ]

4.02 Total admitted assets held in foreign investments .. $   25,907,049    4.8%

4.03 Foreign-currency-denominated investments ........... $                 0.0%

4.04 Insurance liabilities denominated in that same
     foreign currency ................................... $                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
5.01 Countries rated NAIC-1 .......................................................... $     25,530,658                 4.8%

5.02 Countries rated INAIC-2 ......................................................... $        376,391                 0.1%

5.03 Countries rated INAIC-3 or below ................................................ $                                0.0%

 6. Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

6.01 Country:   Cayman Islands ....................................................... $      6,614,977                 1.2%

6.02 Country:   Netherlands .......................................................... $      4,418,188                 0.8%

     Countries rated NAIC - 2

6.03 Country:   Mexico ............................................................... $        376,391                 0.1%

6.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

6.05 Country: ........................................................................ $                                0.0%

6.06 Country: ........................................................................ $                                0.0%

                                                                                               1                   2
                                                                                         --------------      --------------
 7.  Aggregate unhedged foreign currency exposure .................................... $                                0.0%

 8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
8.01 Countries rated NAIC-1 .......................................................... $                                0.0%

8.02 Countries rated NAIC-2 .......................................................... $                                0.0%

8.03 Countries rated NAIC-3 or below ................................................. $                                0.0%

 9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                                                               1                   2
                                                                                         --------------      --------------
     Countries rated NAIC - 1

9.01 Country: ........................................................................ $                                0.0%

9.02 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 2

9.03 Country: ........................................................................ $                                0.0%

9.04 Country: ........................................................................ $                                0.0%

     Countries rated NAIC - 3 or below

9.05 Country: ........................................................................ $                                0.0%

9.06 Country: ........................................................................ $                                0.0%

 10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                       1                                                   2                   3                   4
                     Issuer                                           NAIC Rating
      -------------------------------------------------------------------------------   ---------------      --------------
10.01 Conseco Funding LTD ...................................... 2                     $      4,873,948                 0.9%

10.02 RAS Laffan Liq Nat Gas ................................... 1                     $      3,075,244                 0.6%

10.03 FBG Finance LTD .......................................... 2                     $      2,992,268                 0.6%

10.04 British Telecom PLC ...................................... 2                     $      1,605,746                 0.3%

10.05 Deutsche Telekom Int Fin ................................. 1                     $      1,564,468                 0.3%

10.06 Philips Electronics ...................................... 1                     $      1,553,153                 0.3%

10.07 Scottish Power PLC ....................................... 2                     $      1,122,282                 0.2%

10.06 Incaps Funding I LTD ..................................... 1                     $        967,533                 0.2%

10.09 Vodafone Group PLC ....................................... 1                     $        908,198                 0.2%

10.10 L-Bank BW Foerderbank .................................... 1                     $        896,864                 0.2%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                               1                   2
                                                                                         --------------      --------------
11.02 Total admitted assets held in Canadian investments ............................. $                                0.0%

11.03 Canadian-currency-denominated investments ...................................... $                                0.0%

11.04 Canadian-denominated insurance liabilities ..................................... $                                0.0%

11.05 Unhedged Canadian currency exposure ............................................ $                                0.0%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 12.01 is yes, responses we not required for the remainder of Interrogatory 12.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
12.02 Aggregate statement value of investments with contractual sales
      restrictions ................................................................... $                                0.0%

      Largest three investments with contractual sales restrictions:

12.03 ................................................................................ $                                0.0%

12.04 ................................................................................ $                                0.0%

12.05 ................................................................................ $                                0.0%

 13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [  ] No [ X ]

      If response to 13.01 above eyes, responses are not required for the remainder of Interrogatory 13.

                                        1                                                      2                   3
                                  Name of Issuer
      --------------------------------------------------------------------------------   --------------      --------------
13.02 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

13.03 CIT Capital Trust 1 ............................................................ $      2,490,617                 0.5%

13.04 BankAmerica Instit ............................................................. $      1,034,912                 0.2%

13.05 JPM Capital Trust 11 ........................................................... $        494,335                 0.1%

13.06 Bank of America Corp ........................................................... $        393,500                 0.1%

13.07 Sumitomo Mitsui Banking ........................................................ $        274,852                 0.1%

13.06 Metlife Inc .................................................................... $        180,000                 0.0%

13.09 Principal Finl Group ........................................................... $        180,000                 0.0%

13.10 FHLMC .......................................................................... $        125,228                 0.0%

13.11 Curative Health Services Inc ................................................... $         92,178                 0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [  ] No [ X ]

      If response to 14.01 above eyes, responses are not required for the remainder of Interrogatory 14.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
14.02 Aggregate statement value of investments held in nonaffiliated,
      privately pieced equities ...................................................... $     25,000,000                 4.7%

      Largest three investments held in nonaffiliated, privately placed equities:

14.03 Investors Guaranty Assurance ................................................... $     25,000,000                 4.7%

14.04 Curative Health Services Inc ................................................... $         92,178                 0.0%

14.05 ................................................................................ $                                0.0%

  15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? .............. Yes [ X ] No [  ]

      If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
15.02 Aggregate statement value of investments held in general partnership interests . $                                0.0%

      Largest three investments in general partnership interests:

15.03 ................................................................................ $                                0.0%

15.04 ................................................................................ $                                0.0%

15.05 ................................................................................ $                                0.0%

 16. Amounts and percentages of the reporting entity s total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                        1                                                      2                   3
                    Type (Residential, Commercial, Agricultural)
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.07 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

16.09 ................................................................................ $                                0.0%

16.10 ................................................................................ $                                0.0%

16.11 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      Amount and percentage of the reporting entity s total admitted assets held in the following categories of mortgage loans:

                                                                                                       Loans
                                                                                         --------------      --------------
16.12 Construction loans ............................................................. $                                0.0%

16.13 Mortgage loans over 90 days past due ........................................... $                                0.0%

16.14 Mortgage loans in the process of foreclosure ................................... $                                0.0%

16.15 Mortgage loans foreclosed ...................................................... $                                0.0%

16.16 Restructured mortgage loans .................................................... $                                0.0%

 17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date

                               Residential                           Commercial                        Agricultural
 Loan to Value               1            2                        3            4                     5             6
---------------------   -----------  ------------             -----------  ------------           -----------  ------------
17.01 above 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.02 91 to 95% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.03 81 to 90% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.04 71 to 60% ..... $                       0.0%          $                       0.0%        $                       0.0%

17.05 below 70% ..... $                       0.0%          $                       0.0%        $                       0.0%


  18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? ........................ Yes [ X ] No [  ]

      If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

      Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                   Description
                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------
16.02 ................................................................................ $                                0.0%

16.03 ................................................................................ $                                0.0%

16.04 ................................................................................ $                                0.0%

16.05 ................................................................................ $                                0.0%

16.06 ................................................................................ $                                0.0%

 19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted
      assets? ................................................ Yes [ X ] No [  ]

      If response to 19.01 is yes, responses we not required for the remainder of Interrogatory 19.

                                        1                                                      2                   3
      --------------------------------------------------------------------------------   --------------      --------------

19.02 Aggregate statement value of investments held in mezzanine real estate loans: .. $                                0.0%

      Largest three investments held in mezzanine real estate loans:

19.03 ................................................................................ $                                0.0%

19.04 ................................................................................ $                                0.0%

19.05 ................................................................................ $                                0.0%

 SUPPLEMENT FOR THE YEAR 2006 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

 20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
20.01 Securities lending agreements (do not include
      assets held as collateral for such transactions)   $    6,097,348            1.1%   $             $             $

20.02 Repurchase agreements ............................ $                         0.0%   $             $             $

20.03 Reverse repurchase agreements .................... $                         0.0%   $             $             $

20.04 Dollar repurchase agreements ..................... $                         0.0%   $             $             $

20.05 Dollar reverse repurchase agreements ............. $                         0.0%   $             $             $

 21. Amounts and percentages of the reporting entity s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                      Owned                                 Written
                                                                1               2                      3               4
                                                          --------------  --------------         --------------  --------------
21.01 Hedging ......................................... $                            0.0%      $                            0.0%

21.02 Income generation ............................... $                            0.0%      $                            0.0%

21.03 Other ........................................... $                            0.0%      $                            0.0%

 22. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for collars, swaps, and forwards:


                                                                   At Year End                      At End of Each Quarter
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
22.01 Hedging .......................................... $                         0.0%   $             $             $

22.02 Income generation ................................ $                         0.0%   $             $             $

22.03 Replications ..................................... $                         0.0%   $             $             $

22.04 Other ............................................ $                         0.0%   $             $             $


23. Amounts and percentages of the reporting entity s total admitted assets of potential exposure for futures contracts


                                                                   At Year End                      At End of Each Quarter
                                                           ---------------------------     -----------------------------------------
                                                                                           1st Quarter    2nd Quarter   3rd Quarter
                                                                1               2               3              4             5
                                                           ------------    -----------     ------------   -----------   ------------
23.01 Hedging .......................................... $                         0.0%   $             $             $

23.02 Income generation ................................ $                         0.0%   $             $             $

23.03 Replications ..................................... $                         0.0%   $             $             $

23.04 Other ............................................ $                         0.0%   $             $             $

JEFFERSON NATIONAL LIFE INSURANCE COMPANY




ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2006




                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS


DECEMBER 31, 2006

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H                                   PAGE
Statement of Assets and Liabilities as of December 31, 2006..............      2
Statements of Operations and Changes in Net Assets
  for the year ended December 31, 2006...................................     14
Statements of Operations and Changes in Net Assets
  for the year ended December 31, 2005...................................     34
Notes to Financial Statements............................................     52
Report of Independent Registered Public Accounting Firms.................     76

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

====================================================================================================================================

                                                                                                SHARES       COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     40|86 Series Trust:
       Balanced Portfolio .............................................................       136,102.288 $1,796,977   $ 2,105,501
       Equity Portfolio ...............................................................        96,482.955  2,428,423     2,391,812
       Fixed Income Portfolio .........................................................        84,897.568    845,898       835,393
       Government Securities Portfolio ................................................        93,619.723  1,081,386     1,057,903
       Money Market Portfolio .........................................................     3,077,015.699  3,077,016     3,077,016
     AIM Variable Insurance Funds:
       Basic Value Fund................................................................         6,144.251     73,301        81,350
       Core Equity Fund................................................................         8,830.797    226,374       240,374
       Financial Services Fund.........................................................        13,265.138    209,211       230,946
       Global Health Care Fund.........................................................         5,660.353    108,710       121,754
       Global Real Estate Fund.........................................................        34,981.904    865,065     1,005,380
       High Yield Fund.................................................................        65,476.612    406,008       400,716
       Mid Cap Core Equity Fund........................................................        10,501.161    134,607       140,926
       Technology Fund.................................................................         4,839.466     62,758        67,849
     The Alger American Fund:
       Growth Portfolio ...............................................................        33,329.364  1,196,719     1,373,836
       Leveraged AllCap Portfolio .....................................................        32,322.367  1,055,156     1,340,731
       MidCap Growth Portfolio.........................................................        75,706.740  1,489,562     1,570,916
       Small Capitalization Portfolio .................................................        32,258.861    819,727       916,796
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income  Portfolio....................................................         3,425.203     71,251        93,131
     American Century Variable Portfolios, Inc.:
       Balanced Fund...................................................................         1,197.280      8,325         9,015
       Income & Growth Fund............................................................        82,324.920    595,669       710,464
       Inflation Protection Fund.......................................................         3,756.138     38,082        37,862
       International Fund..............................................................        62,281.057    511,795       630,284
       Value Fund......................................................................       234,799.667  1,861,451     2,052,150
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund.........................................................           527.343     10,557        10,774
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio.................................................         2,339.803     40,031        43,497
     The Dreyfus Socially Responsible Growth Fund, Inc. ...............................         7,900.753    197,184       224,776
     Dreyfus Stock Index Fund:.........................................................        80,631.935  2,399,350     2,914,844
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio ....................................................         5,351.407    114,233       136,675
       International Value Portfolio ..................................................        51,455.705    922,976     1,003,387
     Federated Insurance Series:
       Capital Income Fund II .........................................................        35,333.733    319,783       343,797
       High Income Bond Fund II .......................................................       131,852.146    976,901     1,035,039
       International Equity Fund II ...................................................        25,531.056    384,046       436,837
     Janus Aspen Series:
       Growth and Income  Portfolio....................................................        46,663.887    737,753       870,748
       International Growth Portfolio..................................................        25,780.582  1,132,992     1,320,223
       Large Cap Growth Portfolio .....................................................        66,244.237  1,248,146     1,531,567
       Mid Cap Growth Portfolio........................................................        37,377.433    950,483     1,232,334
       Worldwide Growth Portfolio .....................................................        38,787.888    987,883     1,259,443
     Lazard Retirement Series, Inc.:
       Emerging Markets Portfolio......................................................        28,494.111    580,372       646,532
       Equity Portfolio................................................................        15,998.000    188,836       205,734
       International Equity Portfolio..................................................         8,409.156    118,929       125,212
       Small Cap Portfolio.............................................................        39,332.935    614,675       680,853
     Legg Mason Partners Variable Portfolios I, Inc.:
       All Cap Fund....................................................................           541.672      9,311        10,574
       Global High Yield Bond Fund.....................................................        12,714.974    126,270       124,988
       Large Cap Growth Fund...........................................................         1,379.312     17,533        17,711
       Strategic Bond Fund.............................................................        17,549.378    181,777       179,706
       Total Return Fund...............................................................           210.900      2,464         2,590

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                                                SHARES       COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Lord Abbett Series Fund, Inc.:
       America's Value Portfolio.......................................................         4,813.324    $71,711    $   73,548
       Growth and Income Portfolio.....................................................        55,128.037  1,481,296     1,617,457
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio..............................................................           299.080      4,414         4,346
       High Income Bond Portfolio......................................................         1,300.598     12,685        12,811
       Limited Maturity Bond Portfolio.................................................        44,305.320    563,858       565,336
       Mid Cap Growth Portfolio........................................................        24,709.873    511,333       574,752
       Partners Portfolio..............................................................        46,698.529    979,680       988,141
       Regency Portfolio...............................................................        10,878.479    170,412       176,340
       Socially Responsive Portfolio...................................................         5,832.147     89,172        97,455
     PIMCO Variable Insurance Trust:
       Money Market Fund...............................................................       639,101.820    639,102       639,102
       Real Return Fund................................................................        26,322.910    329,633       314,032
       Short Term Fund.................................................................        32,526.710    326,227       326,568
       Total Return Fund...............................................................        71,052.210    721,186       719,048
     Pioneer Variable Contracts Trust:
       Core Bond Portfolio.............................................................           470.255      4,675         4,618
       Equity Income Portfolio.........................................................        39,299.262    893,703       985,233
       Fund Portfolio..................................................................        15,084.167    328,901       373,032
       High Yield Portfolio............................................................        18,854.991    201,528       207,594
       International Value Portfolio...................................................         8,568.147    141,717       142,745
       Mid Cap Value Portfolio.........................................................         1,650.197     33,446        33,400
     Royce Capital Fund:
       Micro-Cap Portfolio.............................................................        21,727.896    303,602       312,882
       Small-Cap Portfolio.............................................................        70,802.677    669,685       755,465
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund.....................................................         1,086.346     41,991        38,924
       CLS AdvisorOne Clermont Fund....................................................           327.026     10,347         9,778
       Banking Fund....................................................................           184.550      5,810         5,986
       Basic Materials Fund............................................................         7,823.725    252,556       260,765
       Commodities Fund................................................................           377.768      8,159         6,856
       Consumer Products Fund..........................................................         1,867.172     67,241        68,246
       Dynamic Dow Fund................................................................         2,646.375     69,691        71,161
       Dynamic OTC Fund................................................................         4,891.479    117,826       114,754
       Dynamic S&P 500 Fund............................................................        13,334.619    285,318       289,495
       Dynamic Weakening Dollar Fund...................................................           265.143      7,299         7,294
       Electronics Fund................................................................         2,022.664     27,610        28,358
       Energy Fund.....................................................................        18,054.615    735,061       598,331
       Energy Services Fund............................................................        11,596.781    407,590       345,468
       Europe Advantage Fund...........................................................        12,693.317    370,691       375,721
       Financial Services Fund.........................................................         4,332.945    141,605       139,434
       Government Long Bond Advantage Fund.............................................        15,458.997    183,530       178,705
       Health Care Fund................................................................         5,503.833    156,863       156,364
       Internet Fund...................................................................         3,003.562     46,016        48,568
       Inverse Dynamic Dow Fund........................................................           924.507     36,920        30,823
       Inverse Government Long Bond Fund...............................................        19,661.887    444,331       423,714
       Inverse Mid-Cap Fund............................................................           195.476      7,693         7,224
       Inverse OTC Fund................................................................           728.952     15,413        14,426
       Inverse Russell 2000 Fund.......................................................         1,211.237     47,523        41,921
       Inverse S&P 500 Fund............................................................         1,920.984      9,247         8,433
       Japan Advantage Fund............................................................         5,319.421    156,561       144,316
       Large Cap Growth Fund...........................................................         5,180.724    138,446       138,222
       Large Cap Value Fund............................................................        15,730.313    500,807       499,910
       Leisure Fund....................................................................         3,552.999     89,149        93,054
       Mid Cap Advantage Fund..........................................................         2,370.403     66,066        57,364
       Mid-Cap Growth Fund.............................................................         2,069.580     63,200        60,701
       Mid-Cap Value Fund..............................................................        13,553.354    291,983       303,324

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                                                SHARES       COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
       Nova Fund.......................................................................        52,087.286 $  493,394     $ 525,561
       OTC Fund........................................................................        31,248.182    453,146       480,908
       Precious Metals Fund............................................................        46,521.417    563,516       585,240
       Real Estate Fund................................................................         4,008.589    207,405       201,431
       Retailing Fund..................................................................           175.414      5,362         5,224
       Russell 2000 Advantage Fund.....................................................         3,891.354    160,197       160,090
       Sector Rotation Fund............................................................         4,512.005     63,015        60,777
       Small-Cap Growth Fund...........................................................         5,509.120    165,911       164,833
       Small-Cap Value Fund............................................................         4,644.568    137,573       132,835
       Technology Fund.................................................................         2,551.906     37,330        37,615
       Telecommunications Fund.........................................................         1,045.062     22,646        22,897
       Transportation Fund.............................................................         1,628.326     53,019        57,073
       U.S. Government Money Market Fund...............................................       756,440.535    756,441       756,440
       Utilities Fund..................................................................        19,550.919    427,870       437,550
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio........................................        23,297.687    326,211       390,002
       Global Technology Portfolio.....................................................        10,441.361    123,010       165,288
     Third Avenue Variable Series Trust:
       Value Portfolio.................................................................        35,486.975    960,648     1,058,931
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund..................................................         2,953.978     29,567        31,430
       Worldwide Bond Fund ............................................................        22,175.512    254,997       261,228
       Worldwide Emerging Markets Fund.................................................        64,401.994  1,295,651     1,608,762
       Worldwide Hard Assets Fund .....................................................        35,740.960    949,105     1,169,087
       Worldwide Real Estate Fund .....................................................        26,907.087    433,410       506,661
     Wells Fargo Advantage VT Funds:
       Discovery Fund..................................................................        50,286.300    626,648       826,707
       Opportunity Fund................................................................        39,737.771    837,938       954,500
------------------------------------------------------------------------------------------------------------------------------------
         Total investments in portfolio shares.........................................                                $58,942,561
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
   Amounts payable to Jefferson National Life Insurance Company........................                                         19
------------------------------------------------------------------------------------------------------------------------------------
           Net assets..................................................................                                $58,942,542
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                                               UNIT                      SUB-ACCOUNT
                                                                                 UNITS         VALUE          VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: Contract owners' deferred annuity reserves:
     40|86 Series Trust:
       Balanced Portfolio
         Standard.......................................................      102,453.553    $17.508650    $1,793,823
         GMDB ..........................................................       13,176.995     17.133908       225,773
         GMDB & GMIB....................................................        5,123.343     16.767429        85,905    $ 2,105,501
                                                                                                                        ------------
       Equity Portfolio
         Standard.......................................................       82,415.809     24.540455     2,022,521
         GMDB ..........................................................       12,354.935     24.018189       296,743
         GMDB & GMIB....................................................        3,086.172     23.507295        72,548      2,391,812
                                                                                                                        ------------
       Fixed Income Portfolio
         Standard.......................................................       52,054.991     14.170434       737,642
         GMDB ..........................................................        6,942.378     13.868818        96,283
         GMDB & GMIB....................................................          108.130     13.573768         1,468        835,393
                                                                                                                        ------------
       Government Securities Portfolio
         Standard.......................................................       73,499.489     12.949027       951,747
         GMDB ..........................................................        3,167.140     12.673368        40,138
         GMDB & GMIB....................................................        5,322.396     12.403750        66,018      1,057,903
                                                                                                                        ------------
       Money Market Portfolio
         Standard.......................................................      238,227.367     11.837525     2,820,022
         GMDB ..........................................................       12,239.633     11.585539       141,803
         GMDB & GMIB....................................................       10,158.780     11.339064       115,191      3,077,016
                                                                                                                        ------------
     AIM Variable Insurance Funds:
       Basic Value Fund
         Standard.......................................................        4,510.559     16.341551        73,710         73,710
                                                                                                                        ------------
       Core Equity Fund
         Standard.......................................................       22,132.277     10.860812       240,374        240,374
                                                                                                                        ------------
       Financial Services Fund
         Standard.......................................................       15,562.497     13.353606       207,815
         GMDB ..........................................................           65.075     13.128409           854
         GMDB & GMIB....................................................        1,725.905     12.907180        22,277        230,946
                                                                                                                        ------------
       Global Health Care Fund
         Standard.......................................................       10,663.857     11.268947       120,170
         GMDB ..........................................................          142.954     11.078838         1,584        121,754
                                                                                                                        ------------
       Global Real Estate Fund
         Standard.......................................................       30,506.390     30.971426       944,826
         GMDB ..........................................................          981.127     30.449446        29,875
         GMDB & GMIB....................................................        1,024.793     29.936637        30,679      1,005,380
                                                                                                                        ------------
       High Yield Fund
         Standard.......................................................       33,349.542     11.910599       397,213
         GMDB ..........................................................          274.649     11.815648         3,245
         GMDB & GMIB....................................................           22.053     11.721559           258        400,716
                                                                                                                        ------------
       Mid Cap Core Equity Fund
         Standard.......................................................        8,763.122     16.081656       140,926        140,926
                                                                                                                        ------------
       Technology Fund
         Standard.......................................................        8,546.273      6.154687        52,600
         GMDB ..........................................................        1,228.976      6.050830         7,436
         GMDB & GMIB....................................................        1,313.443      5.948796         7,813         67,849
                                                                                                                        ------------
     The Alger American Fund:
       Growth Portfolio
         Standard.......................................................       85,131.885     14.072585     1,198,026
         GMDB ..........................................................        9,490.854     13.772862       130,716
         GMDB & GMIB....................................................        3,345.316     13.479731        45,094      1,373,836
                                                                                                                        ------------
       Leveraged AllCap Portfolio
         Standard.......................................................       59,479.818     19.665932     1,169,726
         GMDB ..........................................................        8,355.444     19.247103       160,818
         GMDB & GMIB....................................................          540.805     18.837414        10,187      1,340,731
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                                                UNIT                    SUB-ACCOUNT
                                                                                 UNITS          VALUE         VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     The Alger American Fund: (continued)
       MidCap Growth Portfolio
         Standard.......................................................        57,693.983    $21.224720    $1,224,539
         GMDB ..........................................................        14,903.311     20.772751       309,583
         GMDB & GMIB....................................................         1,809.753     20.330697        36,794   $ 1,570,916
                                                                                                                        ------------
       Small Capitalization Portfolio
         Standard.......................................................       65,237.323     12.650187       825,264
         GMDB ..........................................................        6,895.288     12.380636        85,368
         GMDB & GMIB....................................................            4.616     12.117048            56        910,688
                                                                                                                        ------------
     Alliance Variable Products Series Fund, Inc.:
       Growth and Income Portfolio
         Standard.......................................................        3,626.925     13.554140        49,160
         GMDB ..........................................................        3,294.930     13.345099        43,971        93,131
                                                                                                                        ------------
     American Century Variable Portfolios, Inc.:
       Balanced Fund
         Standard.......................................................          786.869     11.457428         9,015          9,015
                                                                                                                        ------------
       Income & Growth Fund
         Standard.......................................................       42,218.912     15.049281       635,364
         GMDB ..........................................................        4,453.032     14.729242        65,590
         GMDB & GMIB....................................................          659.644     14.416199         9,510        710,464
                                                                                                                        ------------
       Inflation Protection Fund
         Standard.......................................................        3,576.373     10.586665        37,862         37,862
                                                                                                                        ------------
       International Fund
         Standard.......................................................       37,801.050     15.486608       585,410
         GMDB ..........................................................        1,655.337     15.156881        25,090
         GMDB & GMIB....................................................        1,333.682     14.834298        19,784        630,284
                                                                                                                        ------------
       Value Fund
         Standard.......................................................       93,471.082     19.383520     1,811,799
         GMDB ..........................................................        9,404.527     18.970922       178,413
         GMDB & GMIB....................................................        3,335.868     18.567370        61,938      2,052,150
                                                                                                                        ------------
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund
         Standard.......................................................          986.144     10.925004        10,774         10,774
                                                                                                                        ------------
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio
         Standard.......................................................        3,354.693     12.966019        43,497         43,497
                                                                                                                        ------------
     The Dreyfus Socially Responsible Growth Fund, Inc.
         Standard.......................................................       13,376.147     10.567646       141,354
         GMDB ..........................................................        7,253.116     10.342579        75,016
         GMDB & GMIB....................................................          830.443     10.122413         8,406        224,776
                                                                                                                        ------------
     Dreyfus Stock Index Fund:
         Standard.......................................................      165,235.015     13.880632     2,293,566
         GMDB ..........................................................       32,839.065     13.585045       446,120
         GMDB & GMIB....................................................       13,173.751     13.295974       175,158      2,914,844
                                                                                                                        ------------
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio
         Standard.......................................................        9,882.421     11.362805       112,292
         GMDB ..........................................................        1,831.786     11.120823        20,371
         GMDB & GMIB....................................................          368.581     10.884144         4,012        136,675
                                                                                                                        ------------
       International Value Portfolio
         Standard.......................................................       53,948.672     17.742459       957,182
         GMDB ..........................................................        2,653.939     17.364692        46,085
         GMDB & GMIB....................................................            7.039     16.995123           120      1,003,387
                                                                                                                        ------------
     Federated Insurance Series:
       Capital Income Fund II
         Standard.......................................................       30,318.194     10.084775       305,752
         GMDB ..........................................................        3,840.741      9.870068        37,908
         GMDB & GMIB....................................................           14.182      9.660077           137        343,797
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                                                UNIT                    SUB-ACCOUNT
                                                                                 UNITS          VALUE         VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Federated Insurance Series: (continued)
       High Income Bond Fund II
         Standard.......................................................        72,352.869    $13.008882    $ 941,230
         GMDB ..........................................................         6,001.035     12.731348       76,401
         GMDB & GMIB....................................................         1,397.143     12.459834       17,408    $ 1,035,039
                                                                                                                        ------------
       International Equity Fund II
         Standard.......................................................        23,984.521     15.583309      373,758
         GMDB ..........................................................         3,606.288     15.251470       55,001
         GMDB & GMIB....................................................           541.165     14.926862        8,078        436,837
                                                                                                                        ------------
     Janus Aspen Series:
       Growth and Income Portfolio
         Standard.......................................................        47,093.022     15.982248      752,652
         GMDB ..........................................................         5,126.542     15.802056       81,010
         GMDB & GMIB....................................................         2,373.646     15.624083       37,086        870,748
                                                                                                                        ------------
       International Growth Portfolio
         Standard.......................................................        40,185.565     32.030888    1,287,179
         GMDB ..........................................................           854.663     31.669956       27,067
         GMDB & GMIB....................................................           190.885     31.313500        5,977      1,320,223
                                                                                                                        ------------
       Large Cap Growth Portfolio
         Standard ......................................................       100,810.497     12.320629    1,242,049
         GMDB ..........................................................        22,413.910     12.058146      270,270
         GMDB & GMIB....................................................         1,630.969     11.801408       19,248      1,531,567
                                                                                                                        ------------
       Mid Cap Growth Portfolio
         Standard.......................................................        60,291.013     16.051977      967,790
         GMDB ..........................................................        15,739.142     15.709908      247,260
         GMDB & GMIB....................................................         1,124.143     15.375346       17,284      1,232,334
                                                                                                                        ------------
       Worldwide Growth Portfolio
         Standard.......................................................        72,515.248     13.845431    1,004,005
         GMDB ..........................................................        17,766.105     13.550569      240,741
         GMDB & GMIB....................................................         1,108.220     13.262153       14,697      1,259,443
                                                                                                                        ------------
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio
         Standard.......................................................        27,955.109     22.509795      629,264
         GMDB ..........................................................           728.760     22.330434       16,274
         GMDB & GMIB....................................................            44.859     22.152714          994        646,532
                                                                                                                        ------------
       Equity Portfolio
         Standard.......................................................        12,235.662     13.803665      168,897
         GMDB & GMIB....................................................         2,785.974     13.222344       36,837        205,734
                                                                                                                        ------------
       International Equity Portfolio
         Standard.......................................................         7,186.358     14.888023      106,991
         GMDB ..........................................................           436.477     14.769333        6,446
         GMDB & GMIB....................................................             4.040     14.651723           59        113,496
                                                                                                                        ------------
       Small Cap Portfolio
         Standard.......................................................        28,850.674     19.687281      567,991
         GMDB ..........................................................         3,520.621     19.268206       67,836
         GMDB & GMIB....................................................         2,387.610     18.858276       45,026        680,853
                                                                                                                        ------------
     Legg Mason Partners Variable Portfolios I, Inc:
       All Cap Fund
         Standard.......................................................           387.792     12.784889        4,958
         GMDB ..........................................................            28.831     12.683038          366         5,324
                                                                                                                        ------------
       Global High Yield Bond Fund
         Standard.......................................................        10,856.966     11.512250      124,988        124,988
                                                                                                                        ------------
       Large Cap Growth Fund
         Standard.......................................................         1,673.558     10.582583       17,711         17,711
                                                                                                                        ------------
       Strategic Bond Fund
         Standard.......................................................        15,888.024     11.107146      176,471
         GMDB ..........................................................           293.601     11.018561        3,235        179,706
                                                                                                                        ------------
       Total Return Fund
         Standard.......................................................           216.145     11.981408        2,590          2,590
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED


DECEMBER 31, 2006

====================================================================================================================================

                                                                                                UNIT                    SUB-ACCOUNT
                                                                                 UNITS          VALUE         VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio
         Standard.......................................................         4,214.014    $16.219380    $ 68,349
         GMDB & GMIB....................................................           327.668     15.866643       5,199      $  73,548
                                                                                                                        ------------
       Growth and Income Portfolio
         Standard.......................................................        77,252.148     17.852221   1,379,122
         GMDB ..........................................................        12,510.468     17.472146     218,585
         GMDB & GMIB....................................................         1,154.946     17.100412      19,750      1,617,457
                                                                                                                        ------------
     Neuberger Berman Advisers Management Trust:
       Fasciano Portfolio
         Standard.......................................................           298.245     14.570762       4,346          4,346
                                                                                                                        ------------
       High Income Bond Portfolio
         Standard.......................................................         1,171.141     10.938735      12,811         12,811
                                                                                                                        ------------
       Limited Maturity Bond Portfolio
         Standard.......................................................        41,438.986     12.390307     513,442
         GMDB ..........................................................         4,124.834     12.126557      50,020
         GMDB & GMIB....................................................           157.932     11.868612       1,874        565,336
                                                                                                                        ------------
       Mid Cap Growth Portfolio
         Standard.......................................................        46,713.763     11.023424     514,946
         GMDB ..........................................................         3,142.419     10.837432      34,056
         GMDB & GMIB....................................................         2,416.750     10.654744      25,750        574,752
                                                                                                                        ------------
       Partners Portfolio
         Standard.......................................................        64,203.244     15.259083     979,683        979,683
                                                                                                                        ------------
       Regency Portfolio
         Standard.......................................................         9,261.988     19.039155     176,340        176,340
                                                                                                                        ------------
       Socially Responsive Portfolio
         Standard.......................................................         7,302.658     13.345136      97,455         97,455
                                                                                                                        ------------
     PIMCO Variable Insurance Trust:
       Money Market Fund
         Standard ......................................................        55,802.128     10.430336     582,035
         GMDB ..........................................................           572.728     10.347141       5,926
         GMDB & GMIB....................................................           670.167     10.264750       6,879        594,840
                                                                                                                        ------------
       Real Return Fund
         Standard.......................................................        26,038.015     11.291640     294,012
         GMDB ..........................................................         1,265.801     11.168014      14,136
         GMDB & GMIB....................................................           140.768     11.045886       1,555        309,703
                                                                                                                        ------------
       Short Term Fund
         Standard.......................................................        28,767.856     10.406741     299,380
         GMDB ..........................................................         2,633.544     10.323774      27,188
         GMDB & GMIB....................................................             0.000     10.241550           0        326,568
                                                                                                                        ------------
       Total Return Fund
         Standard.......................................................        64,200.212     10.819080     694,587
         GMDB ..........................................................           765.720     10.700627       8,194
         GMDB & GMIB....................................................         1,535.214     10.583642      16,248        719,029
                                                                                                                        ------------
     Pioneer Variable Contracts Trust:
       Core Bond Portfolio
         Standard.......................................................           452.880     10.196640       4,618          4,618
                                                                                                                        ------------
       Equity Income Portfolio
         Standard.......................................................        74,024.202     13.103035     969,942
         GMDB ..........................................................           187.457     12.869210       2,412
         GMDB & GMIB....................................................         1,018.900     12.639730      12,879        985,233
                                                                                                                        ------------
       Fund Portfolio
         Standard.......................................................        30,674.001     11.139486     341,693
         GMDB ..........................................................         1,583.614     10.940630      17,326
         GMDB & GMIB....................................................           570.369     10.745447       6,129        365,148
                                                                                                                        ------------
       High Yield Portfolio
         Standard.......................................................        17,979.569     11.148809     200,451
         GMDB ..........................................................           643.881     11.093145       7,143       207,594
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                                                UNIT                    SUB-ACCOUNT
                                                                                 UNITS          VALUE         VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Pioneer Variable Contracts Trust: (continued)
       International Value Portfolio
         Standard ......................................................        14,205.586   $10.048534     $142,745    $   142,745
       Mid Cap Value Portfolio
         Standard.......................................................         2,359.617    12.072593       28,487
         GMDB ..........................................................           408.984    12.012323        4,913         33,400
                                                                                                                        ------------
     Royce Capital Fund:
       Micro-Cap Portfolio
         Standard.......................................................        12,936.832    21.769925      281,634
         GMDB ..........................................................         1,043.467    21.531831       22,468
         GMDB & GMIB....................................................           412.290    21.296632        8,780        312,882
                                                                                                                        ------------
       Small-Cap Portfolio
         Standard.......................................................        32,412.433    20.939368      678,696
         GMDB ..........................................................         2,644.321    20.710348       54,765
         GMDB & GMIB....................................................         1,074.218    20.484120       22,004        755,465
                                                                                                                        ------------
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund
         Standard.......................................................         3,118.562    12.481333       38,924         38,924
                                                                                                                        ------------
       CLS AdvisorOne Clermont Fund
         Standard.......................................................           869.163    11.250083        9,778          9,778
                                                                                                                        ------------
       Banking Fund
         Standard.......................................................           491.624    12.176934        5,986          5,986
                                                                                                                        ------------
       Basic Materials Fund
         Standard.......................................................        17,041.112    15.302098      260,765        260,765
                                                                                                                        ------------
       Commodities Fund
         Standard.......................................................           878.598     7.803363        6,856          6,856
                                                                                                                        ------------
       Consumer Products Fund
         Standard.......................................................         5,767.870    11.832029       68,246         68,246
                                                                                                                        ------------
       Dynamic Dow Fund
         Standard.......................................................         4,871.720    13.478689       65,664
         GMDB & GMIB....................................................           413.809    13.283968        5,497         71,161
                                                                                                                        ------------
       Dynamic OTC Fund
         Standard.......................................................         8,448.632    11.975261      101,175
         GMDB ..........................................................         1,143.075    11.879755       13,579        114,754
                                                                                                                        ------------
       Dynamic S&P 500 Fund
         Standard.......................................................        20,070.594    14.374860      288,512
         GMDB & GMIB....................................................            69.461    14.146741          983        289,495
                                                                                                                        ------------
       Dynamic Weakening Dollar Fund
         Standard.......................................................           533.441    11.117230        5,930
         GMDB & GMIB....................................................           123.563    11.038092        1,364          7,294
                                                                                                                        ------------
       Electronics Fund
         Standard.......................................................         3,010.955     9.418135       28,358         28,358
                                                                                                                        ------------
       Energy Fund
         Standard ......................................................        32,731.857    18.239351      597,008
         GMDB & GMIB....................................................            73.685    17.949955        1,323        598,331
                                                                                                                        ------------
       Energy Services Fund
         Standard.......................................................        17,860.176    19.342935      345,468        345,468
                                                                                                                        ------------
       Europe Advantage Fund
         Standard.......................................................        23,111.313    16.124456      372,657
         GMDB & GMIB....................................................           193.112    15.868586        3,064        375,721
                                                                                                                        ------------
       Financial Services Fund
         Standard.......................................................        10,286.429    13.459507      138,450
         GMDB & GMIB....................................................            74.311    13.245915          984        139,434
                                                                                                                        ------------
       Government Long Bond Advantage Fund
         Standard.......................................................        15,947.467    10.487140      167,243
         GMDB ..........................................................         1,105.099    10.372289       11,462        178,705
                                                                                                                        ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                                                UNIT                    SUB-ACCOUNT
                                                                                 UNITS          VALUE         VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Health Care Fund
         Standard.......................................................        12,671.050    $11.376103    $144,147
         GMDB ..........................................................         1,082.530     11.285360      12,217      $ 156,364
                                                                                                                        ------------
       Internet Fund
         Standard.......................................................         4,125.695     11.771984      48,568         48,568
                                                                                                                        ------------
       Inverse Dynamic Dow Fund
         Standard.......................................................         1,350.654      6.734742       9,096
         GMDB & GMIB....................................................         3,273.415      6.637348      21,727         30,823
                                                                                                                        ------------
       Inverse Government Long Bond Fund
         Standard.......................................................        49,092.719      8.630887     423,714        423,714
                                                                                                                        ------------
       Inverse Mid-Cap Fund
         Standard ......................................................           710.934      7.508987       5,338
         GMDB & GMIB....................................................           254.841      7.400420       1,886          7,224
                                                                                                                        ------------
       Inverse OTC Fund
         Standard.......................................................         1,559.003      8.383409      13,070
         GMDB & GMIB....................................................           164.375      8.250293       1,356         14,426
                                                                                                                        ------------
       Inverse Russell 2000 Fund
         Standard.......................................................         2,640.715      7.020686      18,540
         GMDB & GMIB....................................................         3,379.243      6.919150      23,381         41,921
                                                                                                                        ------------
       Inverse S&P 500 Fund
         Standard.......................................................         1,330.734      6.337426       8,433          8,433
                                                                                                                        ------------
       Japan Advantage Fund
         Standard.......................................................        11,366.858     12.696188     144,316        144,316
                                                                                                                        ------------
       Large Cap Growth
         Standard.......................................................        12,631.775     10.942386     138,222        138,222
                                                                                                                        ------------
       Large Cap Value Fund
         Standard.......................................................        37,476.737     13.313182     498,935
         GMDB & GMIB....................................................            74.300     13.120865         975        499,910
                                                                                                                        ------------
       Leisure Fund
         Standard.......................................................         5,768.920     13.142953      75,821
         GMDB ..........................................................         1,005.422     13.038178      13,109
         GMDB & GMIB....................................................           318.817     12.934360       4,124         93,054
                                                                                                                        ------------
       Mid Cap Advantage Fund
         Standard.......................................................         2,150.228     21.879945      47,047
         GMDB ..........................................................           381.956     21.640641       8,266
         GMDB & GMIB....................................................            95.819     21.404252       2,051         57,364
                                                                                                                        ------------
       Mid-Cap Growth Fund
         Standard.......................................................         4,909.398     12.364228      60,701         60,701
                                                                                                                        ------------
       Mid-Cap Value
         Standard.......................................................        21,659.376     13.959735     302,359
         GMDB & GMIB....................................................            70.118     13.758099         965        303,324
                                                                                                                        ------------
       Nova Fund
         Standard.......................................................        38,072.311     13.523473     514,870
         GMDB & GMIB....................................................           822.833     12.992752      10,691        525,561
                                                                                                                        ------------
       OTC Fund
         Standard.......................................................        28,750.744     14.643047     420,998
         GMDB ..........................................................         2,481.321     14.352576      35,613
         GMDB & GMIB....................................................         1,727.128     14.068055      24,297        480,908
                                                                                                                        ------------
       Precious Metals Fund
         Standard.......................................................        34,462.882     16.354341     563,618
         GMDB ..........................................................         1,332.696     16.223888      21,622        585,240
       Real Estate Fund
         Standard.......................................................        11,006.807     18.214588     200,484
         GMDB & GMIB....................................................            52.822     17.925696         947        201,431
                                                                                                                        ------------
       Retailing Fund
         Standard.......................................................           433.826     12.041386       5,224          5,224
                                                                                                                        ------------
       Russell 2000 Advantage Fund
         Standard.......................................................         6,712.681     23.848931     160,090        160,090
                                                                                                                        ------------

10

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                                                UNIT                    SUB-ACCOUNT
                                                                                 UNITS          VALUE         VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Sector Rotation Fund
         Standard.......................................................         3,546.362    $16.805598    $ 59,599
         GMDB & GMIB....................................................            71.673     16.440121       1,178      $  60,777
                                                                                                                        ------------
       Small-Cap Growth Fund
         Standard.......................................................        12,849.233     12.828226     164,833        164,833
                                                                                                                        ------------
       Small-Cap Value Fund
         Standard.......................................................         9,616.717     13.812883     132,835        132,835
                                                                                                                        ------------
       Technology Fund
         Standard.......................................................         3,385.846     11.109404      37,615         37,615
                                                                                                                        ------------
       Telecommunications Fund
         Standard.......................................................         1,798.367     12.732218      22,897         22,897
                                                                                                                        ------------
       Transportation Fund
         Standard.......................................................         4,010.886     14.229489      57,073         57,073
                                                                                                                        ------------
       U.S. Government Money Market Fund
         Standard.......................................................        65,913.174      9.986686     658,254
         GMDB ..........................................................         7,180.075      9.818202      70,495
         GMDB & GMIB....................................................         2,868.706      9.652685      27,691        756,440
                                                                                                                        ------------
       Utilities Fund
         Standard.......................................................        28,586.860     14.994230     428,638
         GMDB & GMIB....................................................           603.925     14.756333       8,912        437,550
                                                                                                                        ------------
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio
         Standard.......................................................        45,218.499      7.152523     323,426
         GMDB ..........................................................         8,171.541      7.010606      57,287
         GMDB & GMIB....................................................         1,351.849      6.871613       9,289        390,002
                                                                                                                        ------------
       Global Technology Portfolio
         Standard.......................................................        21,094.582      5.892553     124,301
         GMDB ..........................................................         5,866.100      5.775646      33,881
         GMDB & GMIB....................................................         1,255.148      5.661141       7,106        165,288
                                                                                                                        ------------
     Third Avenue Variable Series Trust:
       Value Portfolio
         Standard.......................................................        49,005.766     20.971191   1,027,709
         GMDB ..........................................................         1,060.192     20.741828      21,990
         GMDB & GMIB....................................................           450.017     20.515241       9,232      1,058,931
                                                                                                                        ------------
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund
         Standard.......................................................         1,086.668     10.332341      11,228
         GMDB ..........................................................         1,451.100     10.219245      14,829
         GMDB & GMIB....................................................           304.560     10.107506       3,078         29,135
                                                                                                                        ------------
       Worldwide Bond Fund
         Standard.......................................................        16,456.763     14.214119     233,918
         GMDB ..........................................................         1,829.237     13.911576      25,448
         GMDB & GMIB....................................................           136.721     13.615623       1,862        261,228
                                                                                                                        ------------
       Worldwide Emerging Markets Fund
         Standard.......................................................        64,924.923     23.887382   1,550,886
         GMDB ..........................................................         1,329.890     23.378692      31,091
         GMDB & GMIB....................................................         1,170.592     22.881192      26,785      1,608,762
                                                                                                                        ------------
       Worldwide Hard Assets Fund
         Standard.......................................................        43,819.584     25.135306   1,101,419
         GMDB ..........................................................         2,609.158     24.600382      64,186
         GMDB & GMIB....................................................           144.619     24.077177       3,482      1,169,087
                                                                                                                        ------------
       Worldwide Real Estate Fund
         Standard.......................................................        16,865.795     26.236223     442,495
         GMDB ..........................................................         1,721.900     25.677862      44,215
         GMDB & GMIB....................................................           793.856     25.131702      19,951        506,661
                                                                                                                        ------------

                                                                              11

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2006

====================================================================================================================================

                                                                                                UNIT                    SUB-ACCOUNT
                                                                                 UNITS          VALUE         VALUE        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Wells Fargo Advantage VT Funds:
       Discovery Fund
         Standard.......................................................        64,397.414    $12.837579    $826,707
         GMDB & GMIB....................................................             0.000     12.705227           0    $   826,707
                                                                                                                        ------------
       Opportunity Fund
         Standard.......................................................        43,235.147     19.341331     836,225
         GMDB ..........................................................         3,069.331     18.929548      58,101
         GMDB & GMIB....................................................         3,247.957     18.526777      60,174        954,500
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves.....................................     $58,844,600
------------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves: (standard contracts only)
     AIM Variable Insurance Funds:
       Basic Value Fund............................................................................................          $7,640
     Alger American Fund:
       Small Capitalization Portfolio..............................................................................           6,108
     Lazard Retirement Series, Inc.:
       International Equity Portfolio..............................................................................          11,716
     Legg Mason Partners Variable Portfolios I, Inc.:
       All Cap Fund................................................................................................           5,250
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio..........................................................................................           8,458
     PIMCO Variable Insurance Trust:
       Money Market Fund...........................................................................................          15,131
       Real Return Fund............................................................................................           4,329
     Pioneer Variable Contracts Trust:
       Fund Portfolio..............................................................................................           7,884
     Van Eck Worldwide Insurance Trust:
       Worldwide Absolute Return Fund..............................................................................           2,295
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves......................................     $    68,811
------------------------------------------------------------------------------------------------------------------------------------
   Contract owners' death payment reserves: (standard contracts only)
     PIMCO Variable Insurance Trust:
       Money Market Fund...........................................................................................     $    29,131
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' death benefit reserves........................................     $    29,131
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' reserves......................................................     $58,942,542
====================================================================================================================================

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================


                                                                                              40|86 SERIES TRUST
                                                                         -----------------------------------------------------------


                                                                                                    FIXED     GOVERNMENT     HIGH
                                                                          BALANCED     EQUITY       INCOME    SECURITIES   YIELD (A)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $  38,981   $  13,167    $  46,989   $  41,355   $  34,841
Expenses:
   Mortality and expense risk fees ...................................      30,730      35,929       14,173      15,314       7,982
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................       8,251     (22,762)      32,816      26,041      26,859
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................     115,447     175,190       (9,037)    (12,457)    (96,266)
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................          --          --           --          --          --
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................          --     285,769           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...     115,447     460,959       (9,037)    (12,457)    (96,266)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................     100,829    (144,834)       6,430       5,358      75,831
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......   $ 224,527   $ 293,363    $  30,209   $  18,942   $   6,424
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================






                                                                                     40|86 SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                    FIXED     GOVERNMENT     HIGH
                                                                          BALANCED     EQUITY       INCOME    SECURITIES   YIELD (A)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................... $     8,251 $   (22,762) $    32,816 $    26,041 $    26,859
   Net realized gain (loss) on investments in portfolio shares .......     115,447     460,959       (9,037)    (12,457)    (96,266)
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................     100,829    (144,834)       6,430       5,358      75,831
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .........     224,527     293,363       30,209      18,942       6,424
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     176,648     306,854       32,914      61,504       7,929
   Contract redemptions ..............................................    (217,050)   (241,502)    (161,901)    (94,678)    (52,376)
   Net transfers (including mortality transfers) .....................    (196,102)   (366,840)    (177,852)   (119,604)   (976,533)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................    (236,504)   (301,488)    (306,839)   (152,778) (1,020,980)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................     (11,977)     (8,125)    (276,630)   (133,836) (1,014,556)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................   2,117,478   2,399,937    1,112,023   1,191,739   1,014,556
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ................................. $ 2,105,501 $ 2,391,812  $   835,393 $ 1,057,903  $       --
====================================================================================================================================

a)   For the period January 1, 2006 through August 31, 2006 (liquidation of fund).
b)   For the period April 28, 2006 (inception of fund) through December 31,
     2006.
c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).
d)   Formerly AIM VI Real Estate prior to its name change on July 3, 2006.


   The accompanying notes are an integral part of these financial statements.

     ===============================================================================================================================

         40|86
         SERIES
         TRUST
      (CONTINUED)                                              AIM VARIABLE INSURANCE FUNDS
     =============  ================================================================================================================

                                                                                              GLOBAL
         MONEY                           CORE          CORE       FINANCIAL     GLOBAL         REAL         HIGH         MID CAP
         MARKET       BASIC VALUE     EQUITY (B)      STOCK (C)   SERVICES    HEALTH CARE    ESTATE (D)     YIELD      CORE EQUITY
     ===============================================================================================================================

     $    146,208       $    102      $  1,282      $  1,587     $  3,416      $   --       $  9,545      $ 32,299     $   1,049

           46,452          1,200         1,560           672         2,691        1,861         9,033        5,062         1,943
     -------------------------------------------------------------------------------------------------------------------------------
           99,756         (1,098)         (278)          915           725       (1,861)          512       27,237          (894)
     -------------------------------------------------------------------------------------------------------------------------------


               --          2,051           135        22,174        13,200        6,608        96,072       (3,321)        1,008

               --            223          --            --            --           --           4,693         --           1,866

               --          3,314          --            --           1,319         --          28,270         --          13,117
     -------------------------------------------------------------------------------------------------------------------------------
               --          5,588           135        22,174        14,519        6,608       129,035       (3,321)       15,991
     -------------------------------------------------------------------------------------------------------------------------------

               --          3,587        14,000       (14,833)        9,234       (1,862)       99,146        8,014        (2,685)
     -------------------------------------------------------------------------------------------------------------------------------
         $ 99,756       $  8,077      $ 13,857      $  8,256      $ 24,478     $  2,885      $228,693     $ 31,930      $ 12,412
     ===============================================================================================================================

     ===============================================================================================================================

         40|86
         SERIES
         TRUST
      (CONTINUED)                                              AIM VARIABLE INSURANCE FUNDS
     =============  ================================================================================================================

                                                                                              GLOBAL
         MONEY                           CORE          CORE       FINANCIAL     GLOBAL         REAL         HIGH         MID CAP
         MARKET       BASIC VALUE     EQUITY (B)      STOCK (C)   SERVICES    HEALTH CARE    ESTATE (D)     YIELD      CORE EQUITY
     ===============================================================================================================================


      $    99,756   $     (1,098)  $      (278)   $      915    $      725    $  (1,861)   $      512    $  27,237   $      (894)
               --          5,588           135        22,174        14,519        6,608       129,035       (3,321)       15,991

               --          3,587        14,000       (14,833)        9,234       (1,862)       99,146        8,014        (2,685)
     -------------------------------------------------------------------------------------------------------------------------------
           99,756          8,077        13,857         8,256        24,478        2,885       228,693       31,930        12,412
     -------------------------------------------------------------------------------------------------------------------------------

          309,796          1,261           164            83           395          546        33,735        1,747           886
         (423,846)        (3,915)       (6,954)         (441)       (4,680)        (923)     (123,268)     (19,642)       (6,674)
         (407,493)        (6,464)      233,307      (143,891)       43,238       (1,671)      417,461       67,500         4,980
     -------------------------------------------------------------------------------------------------------------------------------

         (521,543)        (9,118)      226,517      (144,249)       38,953       (2,048)      327,928       49,605          (808)
     -------------------------------------------------------------------------------------------------------------------------------
         (421,787)        (1,041)      240,374      (135,993)       63,431          837       556,621       81,535        11,604
     -------------------------------------------------------------------------------------------------------------------------------
        3,498,803         82,391            --       135,993       167,515      120,917       448,759      319,181       129,322
     -------------------------------------------------------------------------------------------------------------------------------
      $ 3,077,016    $    81,350   $   240,374    $       --    $  230,946    $ 121,754    $1,005,380    $ 400,716 $     140,926
     ===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   AIM
                                                                 VARIABLE
                                                              INSURANCE FUNDS
                                                                (CONTINUED)                   THE ALGER AMERICAN FUNDS
                                                             -----------------  ----------------------------------------------------



                                                                                            LEVERAGED      MIDCAP         SMALL
                                                                 TECHNOLOGY      GROWTH      ALLCAP        GROWTH     CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $      --    $   2,079    $      --      $      --      $      --
Expenses:
   Mortality and expense risk fees .............................        733       21,702       17,424         25,629         11,628
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .........................       (733)     (19,623)     (17,424)       (25,629)       (11,628)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .......................................      3,176       79,835      118,498         82,345        105,383
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................         --           --           --        187,843             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................         --           --           --         70,063             --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares      3,176       79,835      118,498        340,251        105,383
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..........................      2,787      (28,195)      96,242       (183,325)        34,946
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from operations  $   5,230    $  32,017    $ 197,316      $ 131,297      $ 128,701
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   AIM
                                                                 VARIABLE
                                                              INSURANCE FUNDS
                                                                (CONTINUED)                   THE ALGER AMERICAN FUNDS
                                                             -----------------  ----------------------------------------------------



                                                                                            LEVERAGED      MIDCAP         SMALL
                                                                 TECHNOLOGY      GROWTH      ALLCAP        GROWTH     CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
CHANGES FROM OPERATIONS:
   Net investment income (expense) .........................     $     (733)  $  (19,623)  $  (17,424)   $   (25,629)   $   (11,628)
   Net realized gain (loss) on investments in
     portfolio shares ......................................          3,176       79,835      118,498        340,251        105,383
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ....................          2,787      (28,195)      96,242       (183,325)        34,946
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations          5,230       32,017      197,316        131,297        128,701
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....             62      105,649        6,343         61,301          2,657
   Contract redemptions ....................................         (4,793)     (58,855)    (120,364)      (206,725)       (69,866)
   Net transfers (including mortality transfers) ...........         22,226     (289,754)     (38,123)      (402,264)       126,251
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .....................         17,495     (242,960)    (152,144)      (547,688)        59,042
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............         22,725     (210,943)      45,172       (416,391)       187,743
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................         45,124    1,584,779    1,295,559      1,987,307        729,053
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .......................     $   67,849   $1,373,836   $1,340,731    $ 1,570,916    $   916,796
====================================================================================================================================

a) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond Fund prior to their name change on April 28, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

    ALLIANCE
     VARIABLE                                                                                                 DREYFUS
     PRODUCTS                                AMERICAN CENTURY                               DIREXION        INVESTMENT
      SERIES                                VARIABLE PORTFOLIOS                        INSURANCE TRUST (A)  PORTFOLIOS
   -----------      ---------------------------------------------------------------    ------------------   ----------
                                                                                                                           DREYFUS
                                                                                                                          SOCIALLY
     GROWTH AND                    INCOME &     INFLATION                                DYNAMIC VP         SMALL CAP   RESPONSIBLE
      INCOME        BALANCED       GROWTH       PROTECTION    INTERNATIONAL   VALUE      HY BOND (A)       STOCK INDEX    GROWTH
------------------------------------------------------------------------------------------------------------------------------------


     $    1,056    $       --     $   11,214     $    2,409    $    6,918    $   24,263   $      488    $      295     $      345

          1,226           398          9,369            836         6,826        27,191          185           476          3,800
------------------------------------------------------------------------------------------------------------------------------------
           (170)         (398)         1,845          1,573            92        (2,928)         303          (181)        (3,455)
------------------------------------------------------------------------------------------------------------------------------------



            884         3,624         35,149         (2,429)       68,071        22,811          164         1,020          6,723

             --            --             --             --            --        80,078           --           286             --

          3,838            --             --             --            --        72,976           --         1,386             --
------------------------------------------------------------------------------------------------------------------------------------
          4,722         3,624         35,149         (2,429)       68,071       175,865          164         2,692          6,723
------------------------------------------------------------------------------------------------------------------------------------

          7,808           690         62,839            895        39,182       127,835          238         3,207         12,346
------------------------------------------------------------------------------------------------------------------------------------
     $   12,360    $    3,916     $   99,833     $       39    $  107,345    $  300,772   $      705    $    5,718     $   15,614

====================================================================================================================================






====================================================================================================================================

    ALLIANCE
     VARIABLE                                                                                                 DREYFUS
     PRODUCTS                                AMERICAN CENTURY                               DIREXION        INVESTMENT
      SERIES                                VARIABLE PORTFOLIOS                        INSURANCE TRUST (A)  PORTFOLIOS
   -----------      ---------------------------------------------------------------    ------------------   ----------


                                                                                                                           DREYFUS
                                                                                                                          SOCIALLY
      GROWTH AND                    INCOME &      INFLATION                                DYNAMIC VP       SMALL CAP    RESPONSIBLE
       INCOME        BALANCED       GROWTH       PROTECTION   INTERNATIONAL    VALUE       HY BOND (A)     STOCK INDEX     GROWTH
------------------------------------------------------------------------------------------------------------------------------------

     $     (170)   $     (398)    $    1,845     $    1,573    $       92    $   (2,928)  $      303    $     (181)   $   (3,455)

          4,722         3,624         35,149         (2,429)       68,071       175,865          164         2,692         6,723

          7,808           690         62,839            895        39,182       127,835          238         3,207        12,346
------------------------------------------------------------------------------------------------------------------------------------
         12,360         3,916         99,833             39       107,345       300,772          705         5,718        15,614
------------------------------------------------------------------------------------------------------------------------------------

             --            42          4,136             --         2,354        41,865           --            --           399
         (2,642)         (657)       (21,920)        (4,801)      (72,980)     (246,711)         (45)       (9,993)      (14,216)
          9,014         5,714         28,422         (1,982)      175,124       190,605       (1,386)       32,958       (46,698)
------------------------------------------------------------------------------------------------------------------------------------

          6,372         5,099         10,638         (6,783)      104,498       (14,241)      (1,431)       22,965       (60,515)
------------------------------------------------------------------------------------------------------------------------------------
         18,732         9,015        110,471         (6,744)      211,843       286,531         (726)       28,683       (44,901)
------------------------------------------------------------------------------------------------------------------------------------
         74,399            --        599,993         44,606       418,441     1,765,619       11,500        14,814       269,677
------------------------------------------------------------------------------------------------------------------------------------
     $   93,131    $    9,015     $  710,464     $   37,862    $  630,284    $2,052,150   $   10,774    $   43,497    $  224,776

====================================================================================================================================

                                                                              17

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                               DREYFUS VARIABLE                 FEDERATED
                                                                               INVESTMENT FUNDS              INSURANCE SERIES
                                                                           --------------------------    ------------------------

                                                              DREYFUS                                                    HIGH
                                                               STOCK       DISCIPLINED  INTERNATIONAL     CAPITAL       INCOME
                                                               INDEX          STOCK         VALUE        INCOME II      BOND II
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ..  $   44,808   $    1,249    $   15,558     $    8,354     $   59,930

Expenses:
   Mortality and expense risk fees ........................      40,127        1,982        14,993          2,913         12,870
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................       4,681         (733)          565          5,441         47,060
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
 shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................      76,659        3,729        72,307         18,108          6,199
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................          --           --        22,501             --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................          --           --        65,404             --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares ..............................      76,659        3,729       160,212         18,108          6,199
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .....................     267,327       14,594        25,863          5,649         34,353
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ................................  $  348,667   $   17,590    $  186,640     $   29,198     $   87,612
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================


                                                                               DREYFUS VARIABLE                 FEDERATED
                                                                               INVESTMENT FUNDS              INSURANCE SERIES
                                                                         ----------------------------   ------------------------

                                                              DREYFUS                                                    HIGH
                                                               STOCK       DISCIPLINED  INTERNATIONAL     CAPITAL       INCOME
                                                               INDEX          STOCK         VALUE        INCOME II      BOND II
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ........................  $    4,681   $     (733)   $      565     $    5,441     $   47,060
   Net realized gain (loss) on investments
     in portfolio shares ..................................      76,659        3,729       160,212         18,108          6,199
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................     267,327       14,594        25,863          5,649         34,353
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations    348,667       17,590       186,640         29,198         87,612
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....     128,904          131         9,998            144          1,270
   Contract redemptions ...................................     (96,716)     (13,737)     (114,557)        (5,719)      (122,014)
   Net transfers (including mortality transfers) ..........    (172,900)     (19,758)      281,457        181,496        426,925
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ...............................    (140,712)     (33,364)      176,898        175,921        306,181
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..............     207,955      (15,774)      363,538        205,119        393,793
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................   2,706,889      152,449       639,849        138,678        641,246
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................  $2,914,844   $  136,675    $1,003,387     $  343,797     $1,035,039
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
      FEDERATED
      INSURANCE                                                                                     LAZARD RETIREMENT
  SERIES (CONTINUED)                          JANUS ASPEN SERIES                                     SERIES PORTFOLIOS
-------------------  -----------------------------------------------------------------   -------------------------------------------

  INTERNATIONAL     GROWTH AND    INTERNATIONAL    LARGE CAP    MID CAP       WORLDWIDE      EMERGING                 INTERNATIONAL
    EQUITY II         INCOME         GROWTH         GROWTH      GROWTH         GROWTH         MARKETS     EQUITY         EQUITY
------------------------------------------------------------------------------------------------------------------------------------


     $      627    $   15,418     $   19,783     $    7,194    $       --    $   21,314   $    2,451    $    1,107  $    1,060

          5,788        13,511         12,054         21,665        18,804        17,990        7,478         3,114       1,747
------------------------------------------------------------------------------------------------------------------------------------
         (5,161)        1,907          7,729        (14,471)      (18,804)        3,324       (5,027)       (2,007)       (687)
------------------------------------------------------------------------------------------------------------------------------------

         44,767        86,805        133,581         47,057       132,330        52,435      108,860        21,809       5,513

             --            --             --             --            --            --       12,999            --       1,278

             --            --             --             --            --            --       19,159            --       3,134
------------------------------------------------------------------------------------------------------------------------------------

         44,767        86,805        133,581         47,057       132,330        52,435      141,018        21,809       9,925
------------------------------------------------------------------------------------------------------------------------------------

         21,302       (25,446)       145,188        108,714        30,130       132,460      (14,382)        7,226        (354)
------------------------------------------------------------------------------------------------------------------------------------
     $   60,908    $   63,266     $  286,498     $  141,300    $  143,656    $  188,219   $  121,609    $   27,028  $    8,884
====================================================================================================================================








====================================================================================================================================
      FEDERATED
      INSURANCE                                                                                     LAZARD RETIREMENT
  SERIES (CONTINUED)                          JANUS ASPEN SERIES                                     SERIES PORTFOLIOS
-------------------  -----------------------------------------------------------------   -------------------------------------------

  INTERNATIONAL     GROWTH AND    INTERNATIONAL    LARGE CAP    MID CAP       WORLDWIDE      EMERGING                 INTERNATIONAL
    EQUITY II         INCOME         GROWTH         GROWTH      GROWTH         GROWTH         MARKETS     EQUITY         EQUITY
------------------------------------------------------------------------------------------------------------------------------------


     $   (5,161)   $    1,907     $    7,729     $  (14,471)   $  (18,804)   $    3,324   $   (5,027)   $   (2,007) $     (687)

         44,767        86,805        133,581         47,057       132,330        52,435      141,018        21,809       9,925

         21,302       (25,446)       145,188        108,714        30,130       132,460      (14,382)        7,226        (354)
------------------------------------------------------------------------------------------------------------------------------------
         60,908        63,266        286,498        141,300       143,656       188,219      121,609        27,028       8,884
------------------------------------------------------------------------------------------------------------------------------------

         (2,975)        6,795        135,444         18,740         8,617        23,759       33,056        10,507       2,771
        (15,352)      (77,142)      (107,850)      (127,579)     (119,837)     (164,314)     (36,355)       (8,848)    (20,963)
         25,852       (79,751)       672,327        (51,447)     (173,341)      (46,064)     (45,123)       26,221      27,927
------------------------------------------------------------------------------------------------------------------------------------

          7,525      (150,098)       699,921       (160,286)     (284,561)     (186,619)     (48,422)       27,880       9,735
------------------------------------------------------------------------------------------------------------------------------------
         68,433       (86,832)       986,419        (18,986)     (140,905)        1,600       73,187        54,908      18,619
------------------------------------------------------------------------------------------------------------------------------------
        368,404       957,580        333,804      1,550,553     1,373,239     1,257,843      573,345       150,826     106,593
------------------------------------------------------------------------------------------------------------------------------------
     $  436,837    $  870,748     $1,320,223     $1,531,567    $1,232,334    $1,259,443   $  646,532    $  205,734  $  125,212
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                             LAZARD
                                                            RETIREMENT
                                                              SERIES
                                                            PORTFOLIOS
                                                            (CONTINUED)          LEGG MASON PARTNERS VARIABLE PORTFOLIOS (A)
                                                           -------------  ----------------------------------------------------------

                                                                                                          GLOBAL
                                                                           AGGRESSIVE                   HIGH YIELD     LARGE CAP
                                                             SMALL CAP       GROWTH        ALL CAP       BOND (B)       GROWTH
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ..  $       --   $       --    $      137     $    7,131     $       --
Expenses:

   Mortality and expense risk fees ........................      10,873            2           186          3,056            118
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................     (10,873)          (2)          (49)         4,075           (118)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
 shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................      28,310          531           992         (5,888)         1,573
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................      28,794           --            27             --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................      30,616           --           346            713             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares ..............................      87,720          531         1,365         (5,175)         1,573
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .....................      20,613         (399)          722         21,185            178
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operation ................................  $   97,460   $      130    $    2,038     $   20,085     $    1,633
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                             LAZARD
                                                            RETIREMENT
                                                              SERIES
                                                            PORTFOLIOS
                                                            (CONTINUED)          LEGG MASON PARTNERS VARIABLE PORTFOLIOS (A)
                                                           -------------  ----------------------------------------------------------

                                                                                                          GLOBAL
                                                                           AGGRESSIVE                   HIGH YIELD     LARGE CAP
                                                             SMALL CAP       GROWTH        ALL CAP       BOND (B)       GROWTH
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ........................  $  (10,873)  $       (2)   $      (49)    $    4,075     $     (118)
   Net realized gain (loss) on investments in
      portfolio shares ....................................      87,720          531         1,365         (5,175)         1,573
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................      20,613         (399)          722         21,185            178
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations       97,460          130         2,038         20,085          1,633
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....      19,606           --           528             --             --
   Contract redemptions ...................................    (140,491)          --        (2,262)       (23,845)        (1,230)
   Net transfers (including mortality transfers) ..........     (45,318)      (7,524)       (4,433)      (232,308)        17,308
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .................    (166,203)      (7,524)       (6,167)      (256,153)        16,078
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..............     (68,743)      (7,394)       (4,129)      (236,068)        17,711
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     749,596        7,394        14,703        361,056             --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ........................  $  680,853   $       --    $   10,574     $  124,988     $   17,711
====================================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.
b) Formerly High Yield Bond prior to its name change effective
   September 1, 2006.
c) Formerly SB Government prior to its name change effective May 1, 2006.



   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                LEGG MASON
         LEGG MASON              PARTNERS
      PARTNERS VARIABLE         INVESTMENT                                                     NEUBERGER BERMAN
 PORTFOLIOS (CONTINUED) (A)     SERIES (A)      LORD ABBETT SERIES FUNDS                   ADVISERS MANAGEMENT TRUST
----------------------------  --------------  ----------------------------  --------------------------------------------------------

                                                                                                          LIMITED
    STRATEGIC        TOTAL                      AMERICA'S    GROWTH AND                    HIGH INCOME    MATURITY        MIDCAP
      BOND          RETURN    GOVERNMENT (C)      VALUE        INCOME        FASCIANO         BOND          BOND          GROWTH
------------------------------------------------------------------------------------------------------------------------------------


   $  9,612         $  53        $  --          $   1,552     $  21,319       $   --        $   691       $ 36,291      $     --


      3,049           127          126              1,631        24,014           85            104         13,621         7,043
------------------------------------------------------------------------------------------------------------------------------------
      6,563           (74)        (126)               (79)       (2,695)         (85)           587         22,670        (7,043)
------------------------------------------------------------------------------------------------------------------------------------


     (7,155)          661           60             15,166        97,104         (380)             2        (20,362)       48,937

         --            --           --                421         2,147           --             --             --            --

        250            47           --                872        54,980           78             --             --            --
------------------------------------------------------------------------------------------------------------------------------------

     (6,905)          708           60             16,459       154,231         (302)             2        (20,362)       48,937
------------------------------------------------------------------------------------------------------------------------------------
      7,727            65           --              1,247        91,489         (156)           126         24,776         8,296
------------------------------------------------------------------------------------------------------------------------------------
   $  7,385         $ 699        $ (66)         $  17,627     $ 243,025       $ (543)        $  715       $ 27,084      $ 50,190
====================================================================================================================================






====================================================================================================================================
                                LEGG MASON
         LEGG MASON              PARTNERS
      PARTNERS VARIABLE         INVESTMENT                                                     NEUBERGER BERMAN
 PORTFOLIOS (CONTINUED) (A)     SERIES (A)      LORD ABBETT SERIES FUNDS                   ADVISERS MANAGEMENT TRUST
----------------------------  --------------  ----------------------------  --------------------------------------------------------

                                                                                                          LIMITED
    STRATEGIC        TOTAL                      AMERICA'S    GROWTH AND                    HIGH INCOME    MATURITY        MIDCAP
      BOND          RETURN    GOVERNMENT (C)      VALUE        INCOME        FASCIANO         BOND          BOND          GROWTH
------------------------------------------------------------------------------------------------------------------------------------


   $  6,563     $     (74)     $  (126)         $     (79)  $    (2,695)    $    (85)      $    587     $   22,670     $  (7,043)
     (6,905)          708           60             16,459       154,231         (302)             2        (20,362)        48,937

      7,727            65           --              1,247        91,489         (156)           126         24,776         8,296
------------------------------------------------------------------------------------------------------------------------------------
      7,385           699          (66)            17,627       243,025         (543)           715         27,084        50,190
------------------------------------------------------------------------------------------------------------------------------------
      1,788            --           --                125         1,928           --             --          3,141         5,299
    (22,405)         (808)        (430)           (45,309)     (147,495)         (27)            --       (151,638)       (5,889)
     34,438        (3,851)     (66,719)             2,808          (692)       2,060         12,096         30,004        99,025
------------------------------------------------------------------------------------------------------------------------------------

     13,821        (4,659)     (67,149)           (42,376)     (146,259)       2,033         12,096       (118,493)       98,435
------------------------------------------------------------------------------------------------------------------------------------
     21,206        (3,960)     (67,215)           (24,749)       96,766        1,490         12,811        (91,409)      148,625
------------------------------------------------------------------------------------------------------------------------------------
    158,500         6,550       67,215             98,297     1,520,691        2,856             --        656,745       426,127
------------------------------------------------------------------------------------------------------------------------------------
   $ 179,706    $   2,590     $     --          $  73,548   $ 1,617,457     $  4,346       $ 12,811     $  565,336     $ 574,752
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                       NEUBERGER BERMAN ADVISERS                PIMCO VARIABLE
                                                                       MANAGEMENT TRUST (CONTINUED)             INSURANCE TRUST
                                                                    -------------------------------------  -------------------------

                                                                                               SOCIALLY        MONEY         REAL
                                                                     PARTNERS     REGENCY     RESPONSIVE       MARKET       RETURN
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $   6,818    $     742     $     214     $  22,955    $  14,741
Expenses:
   Mortality and expense risk fees ...............................     14,198        2,636         1,644         6,832        4,907
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................     (7,380)      (1,894)       (1,430)       16,123        9,834
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares ..........................     67,222         (141)        6,471            --      (10,336)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ........................     11,238        1,213            55            --        8,760
   Net realized long-term capital gain distributions
     from investments in portfolio shares ........................     93,775        9,074         1,467            --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares    172,235       10,146         7,993            --       (1,576)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................    (63,420)       7,755         3,877            --       (9,859)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...  $ 101,435    $  16,007     $  10,440     $  16,123    $  (1,601)
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                       NEUBERGER BERMAN ADVISERS                PIMCO VARIABLE
                                                                       MANAGEMENT TRUST (CONTINUED)             INSURANCE TRUST
                                                                    -------------------------------------  -------------------------

                                                                                               SOCIALLY        MONEY         REAL
                                                                     PARTNERS     REGENCY     RESPONSIVE       MARKET       RETURN
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................     $   (7,380)    $ (1,894)    $  (1,430)    $  16,123    $   9,834
   Net realized gain (loss) on investments in portfolio shares        172,235       10,146         7,993            --       (1,576)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................        (63,420)       7,755         3,877            --       (9,859)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....        101,435       16,007        10,440        16,123       (1,601)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......          5,716          105            --       124,814       50,382
   Contract redemptions ......................................       (128,386)     (15,439)      (10,534)      (76,642)     (17,242)
   Net transfers (including mortality transfers) .............        (95,844)      (9,426)       (5,973)      380,891      (16,429)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .....................       (218,514)     (24,760)      (16,507)      429,063       16,711
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................       (117,079)      (8,753)       (6,067)      445,186       15,110
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      1,105,220      185,093       103,522       193,916      298,922
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................     $  988,141     $176,340      $ 97,455      $639,102    $ 314,032
====================================================================================================================================

a) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

b)   For the period December 15, 2006 (inception of fund) through December 31,
     2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

       PIMCO VARIABLE
       INSURANCE TRUST
         (CONTINUED)                                             PIONEER VARIABLE CONTRACTS TRUST
----------------------------  ------------------------------------------------------------------------------------------------------

     SHORT         TOTAL        CORE          EQUITY                                      HIGH       INTERNATIONAL     MID CAP
     TERM          RETURN       BOND          INCOME      EUROPE (A)        FUND          YIELD        VALUE (B)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

  $  33,817     $  31,043      $    64      $  15,218     $   1,769      $   4,179      $   4,690      $     --        $    --

     10,911         9,825           21          9,175           621          5,273          1,280            76            993
------------------------------------------------------------------------------------------------------------------------------------
     22,906        21,218           43          6,043         1,148         (1,094)         3,410           (76)          (993)
------------------------------------------------------------------------------------------------------------------------------------


     (1,166)      (30,960)          --         49,666        14,195         27,854             63            --         (3,567)

         --         4,059           --             --            --             --            241            --          3,890

         --            --           --          6,712            --             --            264            --          9,643
------------------------------------------------------------------------------------------------------------------------------------
     (1,166)      (26,901)          --         56,378        14,195         27,854            568            --          9,966
------------------------------------------------------------------------------------------------------------------------------------

        621        13,093          (36)        80,731          (380)        24,108          6,103         1,028           (941)
------------------------------------------------------------------------------------------------------------------------------------
  $  22,361     $   7,410      $     7      $ 143,152      $ 14,963      $  50,868       $ 10,081      $    952        $ 8,032
====================================================================================================================================









====================================================================================================================================

       PIMCO VARIABLE
       INSURANCE TRUST
         (CONTINUED)                                             PIONEER VARIABLE CONTRACTS TRUST
----------------------------  ------------------------------------------------------------------------------------------------------

     SHORT         TOTAL        CORE          EQUITY                                      HIGH       INTERNATIONAL     MID CAP
     TERM          RETURN       BOND          INCOME      EUROPE (A)        FUND          YIELD        VALUE (B)        VALUE
------------------------------------------------------------------------------------------------------------------------------------

  $  22,906     $  21,218      $    43       $  6,043     $   1,148      $  (1,094)      $  3,410   $       (76)   $      (993)
     (1,166)      (26,901)          --         56,378        14,195         27,854            568            --          9,966

        621        13,093          (36)        80,731          (380)        24,108          6,103         1,028           (941)
------------------------------------------------------------------------------------------------------------------------------------
     22,361         7,410            7        143,152        14,963         50,868         10,081           952          8,032
------------------------------------------------------------------------------------------------------------------------------------

    108,303        41,932           --          1,243            --          2,263              4            --             --
     (5,907)      (51,950)          --        (54,956)       (1,108)       (14,462)       (18,134)           --        (37,970)
     74,609       189,127        3,375        398,119       (17,647)       (53,248)       180,310       141,793        (31,643)
------------------------------------------------------------------------------------------------------------------------------------

    177,005       179,109        3,375        344,406       (18,755)       (65,447)       162,180       141,793        (69,613)
------------------------------------------------------------------------------------------------------------------------------------
    199,366       186,519        3,382        487,558        (3,792)       (14,579)       172,261       142,745        (61,581)
------------------------------------------------------------------------------------------------------------------------------------
    127,202       532,510        1,236        497,675         3,792        387,611         35,333            --         94,981
------------------------------------------------------------------------------------------------------------------------------------
  $ 326,568     $ 719,029      $ 4,618       $985,233     $      --       $373,032       $207,594   $   142,745    $    33,400
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                       PIONEER
                                                                       VARIABLE
                                                                       CONTRACTS
                                                                         TRUST             ROYCE
                                                                      (CONTINUED)       CAPITAL FUND          RYDEX VARIABLE TRUST
                                                                      -----------  ----------------------  -------------------------

                                                                                                               CLS           CLS
                                                                         MONEY                              ADVISORONE    ADVISORONE
                                                                         MARKET     MICRO-CAP   SMALL-CAP    AMERIGO       CLERMONT
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $     --     $    561    $    443    $     34       $   197
Expenses:
   Mortality and expense risk fees ...................................        --        4,532      11,196          33             8
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...................................        --       (3,971)    (10,753)          1           189
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ................................................        --       38,880      31,418         (19)           (1)
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................        --        2,553      10,870         481           119
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................        --       14,521      22,083       2,713           284
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...        --       55,954      64,371       3,175           402
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        --       (9,968)     43,091      (3,068)         (569)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $     --     $ 42,015    $ 96,709    $    108       $    22
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                       PIONEER
                                                                       VARIABLE
                                                                       CONTRACTS
                                                                         TRUST             ROYCE
                                                                      (CONTINUED)       CAPITAL FUND          RYDEX VARIABLE TRUST
                                                                      -----------  ----------------------  -------------------------

                                                                                                               CLS           CLS
                                                                         MONEY                              ADVISORONE    ADVISORONE
                                                                         MARKET     MICRO-CAP   SMALL-CAP    AMERIGO       CLERMONT
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $    --    $  (3,971)  $ (10,753)  $       1     $     189
   Net realized gain (loss) on investments in portfolio shares .......        --       55,954      64,371       3,175           402
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................        --       (9,968)     43,091      (3,068)         (569)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .........        --       42,015      96,709         108            22
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
       Net contract purchase payments (including breakage) ...........        --        5,398      13,683          --            --
       Contract redemptions ..........................................    (3,632)   (41,465)      (69,761)       (205)           --
       Net transfers (including mortality transfers) .................     3,632     81,065       (82,282)     39,021         9,756
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
         contract owners' transactions ...............................        --       44,998    (138,360)     38,816         9,756
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................        --       87,013     (41,651)     38,924         9,778
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, beginning of period ...................................        --      225,869     797,116          --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................................   $    --    $ 312,882   $ 755,465   $  38,924     $   9,778
====================================================================================================================================

a) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

b)   Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

c)   Formerly Titan 500 Fund prior to its name change effective May 1, 2006.

d) Formerly Weakening Dollar Fund prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================


                                                    RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                DYNAMIC
                BASIC                                    CONSUMER     DYNAMIC      DYNAMIC        DYNAMIC      WEAKENING
 BANKING      MATERIALS   BIOTECHNOLOGY   COMMODITIES    PRODUCTS     DOW (A)      OTC (B)      S&P 500 (C)    DOLLAR (D)
------------------------------------------------------------------------------------------------------------------------------------


$    104      $  2,384     $     --      $     --      $    494      $    389      $    257      $  2,874     $    220

     135         2,340          328            90           512           766         1,233         1,610           91
------------------------------------------------------------------------------------------------------------------------------------
     (31)           44         (328)          (90)          (18)         (377)         (976)        1,264          129
------------------------------------------------------------------------------------------------------------------------------------


   1,280        25,143       (7,728)           (5)        3,637        21,374        10,964         9,726           71

      --           975           --            --           342         6,569            --        11,320            1

      --         2,477           --            --           247         1,446            --            --              2
------------------------------------------------------------------------------------------------------------------------------------
   1,280        28,595       (7,728)           (5)        4,226        29,389        10,964        21,046           74
------------------------------------------------------------------------------------------------------------------------------------

     469         8,514          (69)       (1,183)          932         1,907        (1,228)        3,572           (5)
------------------------------------------------------------------------------------------------------------------------------------
$  1,718      $ 37,153     $ (8,125)     $ (1,278)     $  5,140      $ 30,919      $  8,760      $ 25,882     $    198
====================================================================================================================================








====================================================================================================================================


                                                    RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                DYNAMIC
                BASIC                                    CONSUMER     DYNAMIC      DYNAMIC        DYNAMIC      WEAKENING
 BANKING      MATERIALS   BIOTECHNOLOGY   COMMODITIES    PRODUCTS     DOW (A)      OTC (B)      S&P 500 (C)    DOLLAR (D)
------------------------------------------------------------------------------------------------------------------------------------


$    (31)    $      44    $    (328)    $     (90)    $     (18)    $    (377)    $    (976)    $   1,264    $     129
   1,280        28,595       (7,728)           (5)        4,226        29,389        10,964        21,046           74

     469         8,514          (69)       (1,183)          932         1,907        (1,228)        3,572           (5)
------------------------------------------------------------------------------------------------------------------------------------
   1,718        37,153       (8,125)       (1,278)        5,140        30,919         8,760        25,882          198
------------------------------------------------------------------------------------------------------------------------------------

     497            --           --            --            --           434           408           581           --
    (157)      (16,726)      (2,195)           --        (1,934)       (1,664)       (1,632)       (6,213)          (6)
 (54,236)       60,393      (21,725)        1,651        50,711        26,926        39,734       133,614        7,102
------------------------------------------------------------------------------------------------------------------------------------

 (53,896)       43,667      (23,920)        1,651        48,777        25,696        38,510       127,982        7,096
-----------------------------------------------------------------------------------------------------------------------------------
 (52,178)       80,820      (32,045)          373        53,917        56,615        47,270       153,864        7,294
------------------------------------------------------------------------------------------------------------------------------------
  58,164       179,945       32,045         6,483        14,329        14,546        67,484       135,631           --
------------------------------------------------------------------------------------------------------------------------------------
$  5,986     $ 260,765    $      --     $   6,856     $  68,246     $  71,161     $ 114,754     $ 289,495    $   7,294
====================================================================================================================================

                                                                              25

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                       -------------------------------------------------------------


                                                                                                    ENERGY       EUROPE    FINANCIAL
                                                                        ELECTRONICS     ENERGY     SERVICES   ADVANTAGE (A) SERVICES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ................$    --      $    --      $    --     $   6,055  $   1,516
Expenses:
   Mortality and expense risk fees ......................................      625       10,551        9,078       2,268        413
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ......................................     (625)     (10,551)      (9,078)      3,787      1,103
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ...................................................   (8,068)      98,371       88,182       1,756      7,185
   Net realized short-term capital gain distributions from investments
     in portfolio shares ................................................     --         68,533        2,778       9,424      4,872
   Net realized long-term capital gain distributions from investments
     in portfolio shares ................................................     --         84,473       48,939         430        535
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ......   (8,068)     251,377      139,899      11,610     12,592
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ..................................................      434     (194,653)    (103,116)      5,032     (7,299)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......... $ (8,259)   $  46,173    $  27,705   $  20,429  $   6,396
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                       -------------------------------------------------------------


                                                                                                    ENERGY       EUROPE    FINANCIAL
                                                                        ELECTRONICS     ENERGY     SERVICES   ADVANTAGE (A) SERVICES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $    (625)   $ (10,551)   $  (9,078)  $   3,787  $   1,103
   Net realized gain (loss) on investments in portfolio shares .......      (8,068)     251,377      139,899      11,610     12,592
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................         434     (194,653)    (103,116)      5,032     (7,299)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .............      (8,259)      46,173       27,705      20,429      6,396
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        --         90,705       88,979       9,104         10
   Contract redemptions ..............................................      (5,932)     (62,224)    (122,223)    (89,343)    (2,997)
   Net transfers (including mortality transfers) .....................      27,511     (316,607)    (124,025)    435,531     57,537
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................................      21,579     (288,126)    (157,269)    355,292     54,550
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .........................      13,320     (241,953)    (129,564)    375,721     60,946
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, beginning of period ...................................      15,038      840,284      475,032        --       78,488
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................................   $  28,358    $ 598,331    $ 345,468   $ 375,721  $ 139,434
====================================================================================================================================

a) Formerly Large-Cap Europe Fund prior to its name change effective May 1, 2006.

b) Formerly U.S. Government Bond Fund prior to its name change effective May 1, 2006.

c) Formerly Inverse Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

d)   Formerly Juno Fund prior to its name change effective May 1, 2006.

e)   Formerly Arktos Fund prior to its name change effective May 1, 2006.

f) Formerly Inverse Small-Cap Fund prior to its name change effective May 1, 2006.

g)   Formerly Ursa Fund prior to its name change effective May 1, 2006.

====================================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT                                  INVERSE     INVERSE
LONG BOND      HEALTH                       DYNAMIC    GOVERNMENT     INVERSE       INVERSE       INVERSE         INVERSE
ADVANTAGE (B)   CARE         INTERNET       DOW (C)   LONG BOND (D)   MID-CAP       OTC (E)   RUSSELL 2000 (F)   S&P 500 (G)
------------------------------------------------------------------------------------------------------------------------------------

$  7,768      $     --        $   --        $  406      $ 16,863      $    130     $     946      $  1,348      $    662

   3,028         1,618           432           361         6,571           173           346           439           127
------------------------------------------------------------------------------------------------------------------------------------
   4,740        (1,618)         (432)           45        10,292           (43)          600           909           535
------------------------------------------------------------------------------------------------------------------------------------


 (12,588)       18,815             7           596        31,745          (425)       (3,370)       (2,006)       (1,032)

    --           5,978            --            --            --            --            --            --            --

    --              --            --            --            --            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
 (12,588)       24,793             7           596        31,745          (425)       (3,370)       (2,006)       (1,032)
------------------------------------------------------------------------------------------------------------------------------------


  (3,771)      (12,425)        2,653        (5,852)      (12,405)          107          (626)       (5,291)         (687)
------------------------------------------------------------------------------------------------------------------------------------
$(11,619)     $ 10,750      $  2,228      $ (5,211)     $ 29,632      $   (361)    $  (3,396)     $ (6,388)     $ (1,184)
====================================================================================================================================







====================================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT                                  INVERSE     INVERSE
LONG BOND      HEALTH                       DYNAMIC    GOVERNMENT     INVERSE       INVERSE       INVERSE         INVERSE
ADVANTAGE (B)   CARE         INTERNET       DOW (C)   LONG BOND (D)   MID-CAP       OTC (E)   RUSSELL 2000 (F)   S&P 500 (G)
------------------------------------------------------------------------------------------------------------------------------------

$  4,740      $ (1,618)    $    (432)    $      45     $  10,292     $     (43)    $     600     $     909     $     535
 (12,588)       24,793             7           596        31,745          (425)       (3,370)       (2,006)       (1,032)

  (3,771)      (12,425)        2,653        (5,852)      (12,405)          107          (626)       (5,291)         (687)
------------------------------------------------------------------------------------------------------------------------------------
 (11,619)       10,750         2,228        (5,211)       29,632          (361)       (3,396)       (6,388)       (1,184)
------------------------------------------------------------------------------------------------------------------------------------

     368           454            --            --         7,769            --            52            --            --
 (26,027)      (22,372)          (52)         (835)      (15,685)          (73)         (832)         (921)         (504)
  17,832      (154,726)       33,177        25,973       (51,519)       (2,144)       12,549        35,697         3,116
------------------------------------------------------------------------------------------------------------------------------------

  (7,827)     (176,644)       33,125        25,138       (59,435)       (2,217)       11,769        34,776         2,612
------------------------------------------------------------------------------------------------------------------------------------
 (19,446)     (165,894)       35,353        19,927       (29,803)       (2,578)        8,373        28,388         1,428
------------------------------------------------------------------------------------------------------------------------------------
 198,151       322,258        13,215        10,896       453,517         9,802         6,053        13,533         7,005
------------------------------------------------------------------------------------------------------------------------------------
$178,705      $156,364     $  48,568     $  30,823     $ 423,714     $   7,224     $  14,426     $  41,921      $  8,433
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------

                                                                           JAPAN      LARGE CAP  LARGE CAP                MID CAP
                                                                       ADVANTAGE (a)   GROWTH      VALUE      LEISURE  ADVANTAGE (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $  3,967    $     --    $  2,540     $     --     $    373
Expenses:
   Mortality and expense risk fees ...................................      1,698         824       1,428          305        1,668
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................      2,269        (824)      1,112         (305)      (1,295)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ................................................     30,510       1,452       7,884           11       (3,199)
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................     17,991       1,701       3,090        2,025       21,557
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................      2,109         354       5,037        1,109        4,787
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...     50,610       3,507      16,011        3,145       23,145
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................    (34,030)       (159)       (893)       4,156      (12,764)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......   $ 18,849    $  2,524    $ 16,230     $  6,996     $  9,086
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------

                                                                           JAPAN      LARGE CAP  LARGE CAP                MID CAP
                                                                       ADVANTAGE (a)   GROWTH      VALUE      LEISURE  ADVANTAGE (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $   2,269   $    (824)  $   1,112    $    (305)   $  (1,295)
   Net realized gain (loss) on investments in portfolio shares .......     50,610       3,507      16,011        3,145       23,145
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................    (34,030)       (159)       (893)       4,156      (12,764)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .............     18,849       2,524      16,230        6,996        9,086
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      3,317         193        --            187       (1,693)
   Contract redemptions ..............................................    (15,451)    (22,871)    (20,702)        (126)      (9,278)
   Net transfers (including mortality transfers) .....................   (179,197)    126,132     503,127       83,243      (14,959)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................   (191,331)    103,454     482,425       83,304      (25,930)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................   (172,482)    105,978     498,655       90,300      (16,844)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................    316,798      32,244       1,255        2,754       74,208
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................................  $ 144,316   $ 138,222   $ 499,910    $  93,054    $  57,364
====================================================================================================================================

a) Formerly Large-Cap Japan Fund prior to its name change effective May 1, 2006.

b)   Formerly Medius Fund prior to its name change effective May 1, 2006.

c)   Formerly Mekros Fund prior to its name change effective May 1, 2006.

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

MID-CAP        MID-CAP                                 PRECIOUS        REAL                    RUSSELL 2000     SECTOR
GROWTH          VALUE         NOVA          OTC         METALS        ESTATE      RETAILING    ADVANTAGE (c)   ROTATION
------------------------------------------------------------------------------------------------------------------------------------

$     --      $  1,829      $  7,512     $     --        $   --      $  3,543      $     --      $  1,059      $     --

     446         2,134         7,336        6,595         5,247         1,247           124         1,394         1,401
------------------------------------------------------------------------------------------------------------------------------------
    (446)         (305)          176       (6,595)       (5,247)        2,296          (124)         (335)       (1,401)
------------------------------------------------------------------------------------------------------------------------------------


   3,644         3,232        62,235       (1,906)        3,911         1,628           934          (528)        4,883

   2,436            --            --           --            --         2,595            42            --           283

   1,246            --            --           --            --         4,290           145            --         2,585
------------------------------------------------------------------------------------------------------------------------------------
   7,326         3,232        62,235       (1,906)        3,911         8,513         1,121          (528)        7,751
------------------------------------------------------------------------------------------------------------------------------------

  (3,828)       11,756        19,836       14,440        12,773        (4,208)         (463)           --        (3,899)
------------------------------------------------------------------------------------------------------------------------------------
$  3,052      $ 14,683      $ 82,247     $  5,939      $ 11,437      $  6,601      $    534      $   (863)     $  2,451
====================================================================================================================================





====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

MID-CAP        MID-CAP                                 PRECIOUS        REAL                    RUSSELL 2000     SECTOR
GROWTH          VALUE         NOVA          OTC         METALS        ESTATE      RETAILING    ADVANTAGE (c)   ROTATION
------------------------------------------------------------------------------------------------------------------------------------

$   (446)    $    (305)    $     176    $  (6,595)    $  (5,247)    $   2,296     $    (124)    $    (335)    $  (1,401)
   7,326         3,232        62,235       (1,906)        3,911         8,513         1,121          (528)        7,751

  (3,828)       11,756        19,836       14,440        12,773        (4,208)         (463)         --          (3,899)
------------------------------------------------------------------------------------------------------------------------------------
   3,052        14,683        82,247        5,939        11,437         6,601           534          (863)        2,451
------------------------------------------------------------------------------------------------------------------------------------

      83          --             843        1,344         9,384         5,459          --          (3,392)        1,788
 (11,808)      (10,583)      (68,193)     (46,710)      (16,795)      (19,077)          (38)       (2,009)       (2,163)
 (51,042)      297,990        78,045       59,157       379,102       146,525          (513)      160,914       (44,677)
------------------------------------------------------------------------------------------------------------------------------------

 (62,767)      287,407        10,695       13,791       371,691       132,907          (551)      155,513       (45,052)
------------------------------------------------------------------------------------------------------------------------------------
 (59,715)      302,090        92,942       19,730       383,128       139,508           (17)      154,650       (42,601)
------------------------------------------------------------------------------------------------------------------------------------
 120,416         1,234       432,619      461,178       202,112        61,923         5,241         5,440       103,378
------------------------------------------------------------------------------------------------------------------------------------
$ 60,701     $ 303,324     $ 525,561    $ 480,908     $ 585,240     $ 201,431     $   5,224     $ 160,090     $  60,777
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================



                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ------------------------------------------------------------


                                                                                                                TELE-
                                                                         SMALL-CAP   SMALL-CAP                 COMMUNI-    TRANSPOR-
                                                                          GROWTH       VALUE      TECHNOLOGY   CATIONS      TATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $      --    $   1,193    $      --   $     291   $      --
Expenses:
   Mortality and expense risk fees ...................................        541        1,416          320         244         871
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................       (541)        (223)        (320)         47        (871)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ................................................       (264)       2,046        3,962       2,318       4,418
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................        735        5,368           --         285          --
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................      2,182        7,119           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...      2,653       14,533        3,962       2,603       4,418
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       (375)      (4,080)      (1,039)        340      (7,080)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $   1,737    $  10,230    $   2,603   $   2,990   $  (3,533)
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================



                                                                                    RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ------------------------------------------------------------


                                                                                                                TELE-
                                                                         SMALL-CAP   SMALL-CAP                 COMMUNI-    TRANSPOR-
                                                                          GROWTH       VALUE      TECHNOLOGY   CATIONS      TATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $    (541)   $    (223)   $    (320)  $      47   $    (871)
   Net realized gain (loss) on investments in portfolio shares .......      2,653       14,533        3,962       2,603       4,418
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................       (375)      (4,080)      (1,039)        340      (7,080)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .............      1,737       10,230        2,603       2,990      (3,533)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............       --           --            166        --          --
   Contract redemptions ..............................................    (12,318)     (20,516)        (500)       (208)     (4,578)
   Net transfers (including mortality transfers) .....................    136,159      132,143       22,953       4,998     (51,616)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................................    123,841      111,627       22,619       4,790     (56,194)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .........................    125,578      121,857       25,222       7,780     (59,727)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     39,255       10,978       12,393      15,117     116,800
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................................  $ 164,833    $ 132,835     $ 37,615    $ 22,897   $  57,073
====================================================================================================================================

====================================================================================================================================

                                                           THIRD
                                                          AVENUE
      RYDEX VARIABLE                                     VARIABLE
     TRUST (CONTINUED)       SELIGMAN PORTFOLIOS        SERIES TRUST            VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------------------  ---------------------------  ---------------  -------------------------------------------------------------

     U.S.
  GOVERNMENT                COMMUNICATION
    MONEY                        AND          GLOBAL                       ABSOLUTE                     EMERGING         HARD
    MARKET      UTILITIES    INFORMATION    TECHNOLOGY        VALUE         RETURN          BOND         MARKETS        ASSETS
------------------------------------------------------------------------------------------------------------------------------------

  $  41,417     $   9,199     $      --      $      --      $   9,883      $      --      $  20,289     $   6,070      $     735

     17,429         4,318         4,246          2,286         11,193          1,083          9,092        15,651         15,945
------------------------------------------------------------------------------------------------------------------------------------
     23,988         4,881        (4,246)        (2,286)        (1,310)        (1,083)        11,197        (9,581)       (15,210)
------------------------------------------------------------------------------------------------------------------------------------


         --        12,898        33,835          4,867         47,872          3,630         12,009       186,522        235,884

         --            --            --             --            461             --             --        11,090         20,878

         --         4,078            --             --         33,201            193             --        84,479         41,683
------------------------------------------------------------------------------------------------------------------------------------
         --        16,976        33,835          4,867         81,534          3,823         12,009       282,091        298,445
------------------------------------------------------------------------------------------------------------------------------------

         --        21,285        25,864         20,488         26,779          1,828         14,988        69,202        (77,492)
------------------------------------------------------------------------------------------------------------------------------------
  $  23,988     $  43,142     $  55,453      $  23,069      $ 107,003      $   4,568      $  38,194      $341,712      $ 205,743
====================================================================================================================================







====================================================================================================================================

                                                           THIRD
                                                          AVENUE
      RYDEX VARIABLE                                     VARIABLE
     TRUST (CONTINUED)       SELIGMAN PORTFOLIOS        SERIES TRUST            VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------------------  ---------------------------  ---------------  -------------------------------------------------------------

   U.S.
GOVERNMENT                COMMUNICATION
  MONEY                        AND          GLOBAL                       ABSOLUTE                     EMERGING         HARD
  MARKET      UTILITIES    INFORMATION    TECHNOLOGY        VALUE         RETURN          BOND         MARKETS        ASSETS
------------------------------------------------------------------------------------------------------------------------------------

$    23,988     $   4,881     $  (4,246)    $   (2,286)   $    (1,310)   $    (1,083)   $    11,197   $    (9,581)   $   (15,210)
       --          16,976        33,835          4,867         81,534          3,823         12,009       282,091        298,445

       --          21,285        25,864         20,488         26,779          1,828         14,988        69,202        (77,492)
------------------------------------------------------------------------------------------------------------------------------------
     23,988        43,142        55,453         23,069        107,003          4,568         38,194       341,712        205,743
------------------------------------------------------------------------------------------------------------------------------------

    116,861        51,540        46,017            649         95,468         13,173         (2,609)       36,947         57,793
     (9,339)      (35,733)      (31,217)        (3,111)       (85,741)        (2,317)       (52,155)      (87,034)      (165,553)
 (2,722,645)      146,855        66,660          2,177        245,665        (11,953)        26,249       388,468         87,080
------------------------------------------------------------------------------------------------------------------------------------

 (2,615,123)      162,662        81,460           (285)       255,392         (1,097)       (28,515)      338,381        (20,680)
------------------------------------------------------------------------------------------------------------------------------------
 (2,591,135)      205,804       136,913         22,784        362,395          3,471          9,679       680,093        185,063
------------------------------------------------------------------------------------------------------------------------------------
  3,347,575       231,746       253,089        142,504        696,536         27,959        251,549       928,669        984,024
------------------------------------------------------------------------------------------------------------------------------------
$   756,440     $ 437,550     $ 390,002      $  165,288    $ 1,058,931    $    31,430    $   261,228   $ 1,608,762    $ 1,169,087
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                          VAN ECK
                                                                         WORLDWIDE
                                                                         INSURANCE
                                                                         TRUST FUNDS           WELLS FARGO
                                                                         (CONTINUED)         ADVANTAGE VT FUND
                                                                        -------------   ------------------------------
                                                                             REAL                                        COMBINED
                                                                            ESTATE        DISCOVERY      OPPORTUNITY       TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............    $    5,064      $       --       $     --      $  990,392
Expenses:
   Mortality and expense risk fees ...................................         6,192          11,727         15,781         818,574
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................        (1,128)        (11,727)       (15,781)        171,818
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ................................................         2,676          32,542         57,490       3,036,373
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................         7,342            --             --           595,306
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................        86,971            --          120,051       1,356,355
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...        96,989          32,542        177,541       4,988,034
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        10,073          83,290        (56,943)      1,161,224
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......    $  105,934      $  104,105     $  104,817      $6,321,076
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                          VAN ECK
                                                                         WORLDWIDE
                                                                         INSURANCE
                                                                         TRUST FUNDS           WELLS FARGO
                                                                         (CONTINUED)         ADVANTAGE VT FUND
                                                                        -------------   ------------------------------
                                                                             REAL                                        COMBINED
                                                                            ESTATE        DISCOVERY      OPPORTUNITY       TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................................   $   (1,128)    $   (11,727)   $   (15,781)   $    171,818
   Net realized gain (loss) on investments in portfolio shares ........       96,989          32,542        177,541       4,988,034
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares ..............................................       10,073          83,290        (56,943)      1,161,224
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ............      105,934         104,105        104,817       6,321,076
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ................       12,368           9,722         13,018       2,590,676
   Contract redemptions ...............................................      (52,379)        (78,983)      (165,190)     (5,746,246)
   Net transfers (including mortality transfers) ......................      130,541         (70,100)      (161,973)        419,644
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..................................       90,530        (139,361)      (314,145)     (2,735,926)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..........................      196,464         (35,256)      (209,328)      3,585,150
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................................      310,197         861,963      1,163,828      55,357,392
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ....................................   $  506,661     $   826,707    $   954,500    $ 58,942,542
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                             40|86 SERIES TRUST
                                                                        ------------------------------------------------------------


                                                                                                   FIXED                  GOVERNMENT
                                                                        BALANCED     EQUITY        INCOME   FOCUS 20 (A)  SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $  35,895   $  11,396    $  63,910    $      --   $  44,553
Expenses:
   Mortality and expense risk fees ...................................     31,540      31,930       20,834          785      17,501
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................      4,355     (20,534)      43,076         (785)     27,052
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................     81,251     230,966       (9,194)     (19,216)    (19,463)
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................         --          --           --           --          --
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................         --     225,506           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...     81,251     456,472       (9,194)     (19,216)    (19,463)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................      5,690    (255,187)     (23,383)       8,967      (7,120)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $  91,296   $ 180,751    $  10,499    $ (11,034)  $     469
====================================================================================================================================



STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                             40|86 SERIES TRUST
                                                                        ------------------------------------------------------------


                                                                                                   FIXED                  GOVERNMENT
                                                                        BALANCED     EQUITY        INCOME   FOCUS 20 (A)  SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................... $    4,355  $  (20,534) $    43,076    $    (785) $   27,052
   Net realized gain (loss) on investments in portfolio shares .......     81,251     456,472       (9,194)     (19,216)    (19,463)
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................      5,690    (255,187)     (23,383)       8,967      (7,120)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .........     91,296     180,751       10,499      (11,034)        469
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     52,951     154,154       21,537           61     123,371
   Contract redemptions ..............................................   (265,336)   (283,604)    (123,293)      (1,535)   (150,391)
   Net transfers (including mortality transfers) .....................     79,881     212,549     (125,251)    (132,086)    (77,190)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................   (132,504)     83,099     (227,007)    (133,560)   (104,210)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................    (41,208)    263,850     (216,508)    (144,594)   (103,741)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................  2,158,686   2,136,087    1,328,531      144,594   1,295,480
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ................................. $2,117,478  $2,399,937  $ 1,112,023    $    --    $1,191,739
====================================================================================================================================

a)   For the period January 1, 2005 through May 31, 2005 (liquidation of funds).



    The accompanying notes are an integral part of these financial statements

====================================================================================================================================

40|86 SERIES TRUST (CONTINUED)                                    AIM VARIABLE INSURANCE FUNDS
-----------------------------  -----------------------------------------------------------------------------------------------------

                                                                                                                           GLOBAL
    HIGH            MONEY                         CORE         FINANCIAL       GLOBAL          HIGH         MID CAP         REAL
    YIELD           MARKET      BASIC VALUE       STOCK        SERVICES    HEALTH CARE (B)     YIELD      CORE EQUITY     ESTATE (C)
------------------------------------------------------------------------------------------------------------------------------------

$     63,988       $ 99,169      $     --       $    581       $  2,228       $     --       $ 28,628       $    369       $  4,202

      15,407         49,483         1,366          2,355          2,649          2,022          4,920          1,813          5,236
------------------------------------------------------------------------------------------------------------------------------------
      48,581         49,686        (1,366)        (1,774)          (421)        (2,022)        23,708         (1,444)        (1,034)
------------------------------------------------------------------------------------------------------------------------------------


     (44,050)            --         7,192          8,775          2,797          5,480         12,642          1,784         45,356

      15,243             --           367             --             --             --             --            861          4,328

      37,519             --           555             --             --             --             --          3,153          6,381
------------------------------------------------------------------------------------------------------------------------------------
       8,712             --         8,114          8,775          2,797          5,480         12,642          5,798         56,065
------------------------------------------------------------------------------------------------------------------------------------

     (66,850)            --          (346)        (6,294)         3,613          4,302        (34,433)         2,102        (14,708)
------------------------------------------------------------------------------------------------------------------------------------
$     (9,557)      $ 49,686      $  6,402       $    707       $  5,989       $  7,760       $  1,917       $  6,456       $ 40,323
====================================================================================================================================






====================================================================================================================================

40|86 SERIES TRUST (CONTINUED)                                    AIM VARIABLE INSURANCE FUNDS
-----------------------------  -----------------------------------------------------------------------------------------------------

                                                                                                                           GLOBAL
    HIGH            MONEY                         CORE         FINANCIAL       GLOBAL          HIGH         MID CAP         REAL
    YIELD           MARKET      BASIC VALUE       STOCK        SERVICES    HEALTH CARE (B)     YIELD      CORE EQUITY     ESTATE (C)
------------------------------------------------------------------------------------------------------------------------------------

 $    48,581    $    49,686    $   (1,366)   $    (1,774)   $      (421)   $    (2,022)   $    23,708    $    (1,444)  $     (1,034)
       8,712           --           8,114          8,775          2,797          5,480         12,642          5,798         56,065

     (66,850)          --            (346)        (6,294)         3,613          4,302        (34,433)         2,102        (14,708)
------------------------------------------------------------------------------------------------------------------------------------
      (9,557)        49,686         6,402            707          5,989          7,760          1,917          6,456         40,323
------------------------------------------------------------------------------------------------------------------------------------

      13,834        442,478        19,408              2          4,021          4,115          1,992          1,437         12,233
    (103,178)      (667,211)      (34,323)       (19,729)       (42,150)       (65,977)       (45,570)       (25,975)       (12,398)
      (3,527)     1,077,973        30,686        (32,505)        (3,362)         5,170        (56,440)         6,649         80,985
------------------------------------------------------------------------------------------------------------------------------------

     (92,871)       853,240        15,771        (52,232)       (41,491)       (56,692)      (100,018)       (17,889)        80,820
------------------------------------------------------------------------------------------------------------------------------------
    (102,428)       902,926        22,173        (51,525)       (35,502)       (48,932)       (98,101)       (11,433)       121,143
------------------------------------------------------------------------------------------------------------------------------------
   1,116,984      2,595,877        60,218        187,518        203,017        169,849        417,282        140,755        327,616
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,014,556    $ 3,498,803    $   82,391    $   135,993    $   167,515    $   120,917    $   319,181    $   129,322    $   448,759
====================================================================================================================================

b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

c)   Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                           AIM
                                                                        VARIABLE
                                                                     INSURANCE FUNDS
                                                                       (CONTINUED)             THE ALGER AMERICAN FUNDS
                                                                    ----------------- ----------------------------------------------


                                                                                                                            SMALL
                                                                                                  LEVERAGED    MIDCAP      CAPITALI-
                                                                        TECHNOLOGY    GROWTH       ALLCAP      GROWTH       ZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $      --   $   3,191    $      --    $      --   $      --
Expenses:
   Mortality and expense risk fees ...................................        784      20,311       17,632       29,321       9,755
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...................................       (784)    (17,120)     (17,632)     (29,321)     (9,755)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................     (1,147)     86,993       76,585       85,610      92,570
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................         --          --           --           --          --
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................         --          --           --       80,263          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...     (1,147)     86,993       76,585      165,873      92,570
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       (530)     69,473       64,148       17,868     (15,621)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $  (2,461)  $ 139,346    $ 123,101    $ 154,420   $  67,194
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                           AIM
                                                                        VARIABLE
                                                                     INSURANCE FUNDS
                                                                       (CONTINUED)             THE ALGER AMERICAN FUNDS
                                                                    ----------------- ----------------------------------------------


                                                                                                                            SMALL
                                                                                                  LEVERAGED    MIDCAP      CAPITALI-
                                                                        TECHNOLOGY    GROWTH       ALLCAP      GROWTH       ZATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $   (784) $  (17,120) $   (17,632) $   (29,321) $   (9,755)
   Net realized gain (loss) on investments in portfolio shares .......     (1,147)     86,993       76,585      165,873      92,570
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................       (530)     69,473       64,148       17,868     (15,621)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations ................     (2,461)    139,346      123,101      154,420      67,194
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............         60     170,978        6,108       23,461      10,496
   Contract redemptions ..............................................    (38,527)   (202,761)    (209,614)    (210,913)   (200,081)
   Net transfers (including mortality transfers) .....................      5,516     140,304     (181,494)    (301,903)     18,840
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................    (32,951)    108,521     (385,000)    (489,355)   (170,745)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................    (35,412)    247,867     (261,899)    (334,935)   (103,551)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................     80,536   1,336,912    1,557,458    2,322,242     832,604
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .................................   $ 45,124  $1,584,779  $ 1,295,559  $ 1,987,307  $  729,053
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

 ALLIANCE                                                                                                               DREYFUS
 VARIABLE                                                                 DREYFUS                                       VARIABLE
 PRODUCTS                                                                INVESTMENT                                    INVESTMENT
  SERIES                AMERICAN CENTURY VARIABLE PORTFOLIOS             PORTFOLIOS                                       FUNDS
-----------  -------------------------------------------------------  ----------------                                -------------
                                                                                           DREYFUS
                                                                                          SOCIALLY        DREYFUS
GROWTH AND      INCOME &       INFLATION                                  SMALL CAP      RESPONSIBLE       STOCK        DISCIPLINED
  INCOME         GROWTH       PROTECTION    INTERNATIONAL     VALUE    STOCK INDEX (A)     GROWTH          INDEX          STOCK
------------------------------------------------------------------------------------------------------------------------------------
$   1,815      $  17,917      $   2,588      $   5,098      $  16,795      $    --        $    --        $  44,849      $    --

    1,648         11,033            892          5,941         26,425             75          4,985         42,245          4,198
------------------------------------------------------------------------------------------------------------------------------------
      167          6,884          1,696           (843)        (9,630)           (75)        (4,985)         2,604         (4,198)
------------------------------------------------------------------------------------------------------------------------------------


   13,442         58,226           (172)        18,900         20,737              1         13,396        141,970         38,631

     --             --               46           --          109,071           --             --             --             --

     --             --                9           --           85,257           --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
   13,442         58,226           (117)        18,900        215,065              1         13,396        141,970         38,631
------------------------------------------------------------------------------------------------------------------------------------

  (11,363)       (42,853)        (1,382)        25,046       (150,580)           258        (14,665)       (65,636)       (14,397)
------------------------------------------------------------------------------------------------------------------------------------
$   2,246      $  22,257      $     197      $  43,103      $  54,855      $     184      $  (6,254)     $  78,938      $  20,036
====================================================================================================================================





====================================================================================================================================

 ALLIANCE                                                                                                               DREYFUS
 VARIABLE                                                                 DREYFUS                                       VARIABLE
 PRODUCTS                                                                INVESTMENT                                    INVESTMENT
  SERIES                AMERICAN CENTURY VARIABLE PORTFOLIOS             PORTFOLIOS                                       FUNDS
-----------  -------------------------------------------------------  ----------------                                -------------
                                                                                           DREYFUS
                                                                                          SOCIALLY        DREYFUS
GROWTH AND      INCOME &       INFLATION                                  SMALL CAP      RESPONSIBLE       STOCK        DISCIPLINED
  INCOME         GROWTH       PROTECTION    INTERNATIONAL     VALUE    STOCK INDEX (A)     GROWTH          INDEX          STOCK
------------------------------------------------------------------------------------------------------------------------------------

$     167    $     6,884    $     1,696    $      (843)   $    (9,630)   $       (75)   $    (4,985)   $     2,604    $    (4,198)
   13,442         58,226           (117)        18,900        215,065              1         13,396        141,970         38,631

  (11,363)       (42,853)        (1,382)        25,046       (150,580)           258        (14,665)       (65,636)       (14,397)
------------------------------------------------------------------------------------------------------------------------------------
    2,246         22,257            197         43,103         54,855            184         (6,254)        78,938         20,036
------------------------------------------------------------------------------------------------------------------------------------

     --           26,354             (2)        12,216         44,945           --              670         74,764            244
  (16,761)      (137,108)       (10,024)       (46,907)      (326,939)          --          (88,199)      (378,579)       (72,856)
  (36,306)      (377,484)         2,354        (26,853)        51,709         14,630       (349,207)      (528,357)        (9,055)
------------------------------------------------------------------------------------------------------------------------------------

  (53,067)      (488,238)        (7,672)       (61,544)      (230,285)        14,630       (436,736)      (832,172)       (81,667)
------------------------------------------------------------------------------------------------------------------------------------
  (50,821)      (465,981)        (7,475)       (18,441)      (175,430)        14,814       (442,990)      (753,234)       (61,631)
------------------------------------------------------------------------------------------------------------------------------------
  125,220      1,065,974         52,081        436,882      1,941,049           --          712,667      3,460,123        214,080
------------------------------------------------------------------------------------------------------------------------------------
$  74,399    $   599,993    $    44,606    $   418,441    $ 1,765,619    $    14,814    $   269,677    $ 2,706,889    $   152,449
====================================================================================================================================

a)   For the period May 1, 2005 (inception of fund) through December 31, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                   DREYFUS VARIABLE
                                                                   INVESTMENT FUNDS                                        JANUS
                                                                      (CONTINUED)        FEDERATED INSURANCE SERIES     ASPEN SERIES
                                                                   ---------------- ----------------------------------- ------------


                                                                                                   HIGH
                                                                     INTERNATIONAL   CAPITAL      INCOME   INTERNATIONAL  GROWTH AND
                                                                         VALUE      INCOME II     BOND II     EQUITY II    INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $      --   $   9,420    $  65,302    $      --   $   5,448
Expenses:
   Mortality and expense risk fees ...................................     11,488       2,200       12,763        5,585      12,243
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................    (11,488)      7,220       52,539       (5,585)     (6,795)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................     91,241       6,737       (7,926)      46,610      63,267
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................      4,585          --           --           --          --
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................      8,747          --           --           --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...    104,573       6,737       (7,926)      46,610      63,267
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................    (31,930)     (8,455)     (30,177)     (17,899)     23,882
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $  61,155   $   5,502    $  14,436    $  23,126   $  80,354
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                   DREYFUS VARIABLE
                                                                   INVESTMENT FUNDS                                        JANUS
                                                                      (CONTINUED)        FEDERATED INSURANCE SERIES     ASPEN SERIES
                                                                   ---------------- ----------------------------------- ------------


                                                                                                   HIGH
                                                                     INTERNATIONAL   CAPITAL      INCOME   INTERNATIONAL  GROWTH AND
                                                                         VALUE      INCOME II     BOND II     EQUITY II    INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $ (11,488)  $   7,220   $   52,539   $   (5,585)  $  (6,795)
   Net realized gain (loss) on investments in portfolio shares .......    104,573       6,737       (7,926)      46,610      63,267
   Net change in unrealized appreciation (depreciation) of investments
       in portfolio shares ...........................................    (31,930)     (8,455)     (30,177)     (17,899)     23,882
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......     61,155       5,502       14,436       23,126      80,354
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      1,584         444       10,424          388       4,288
   Contract redemptions ..............................................   (173,210)     (9,305)    (120,232)     (33,807)    (59,502)
   Net transfers (including mortality transfers) .....................    (51,155)    (41,809)    (117,410)    (100,314)     97,972
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................   (222,781)    (50,670)    (227,218)    (133,733)     42,758
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................   (161,626)    (45,168)    (212,782)    (110,607)    123,112
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................    801,475     183,846      854,028      479,011     834,468
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .................................  $ 639,849   $ 138,678   $  641,246   $  368,404   $ 957,580
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                       LORD ABBETT
              JANUS ASPEN SERIES (CONTINUED)                       LAZARD RETIREMENT SERIES PORTFOLIOS                 SERIES FUNDS
--------------------------------------------------------  --------------------------------------------------------   ---------------


INTERNATIONAL  LARGE CAP      MID CAP        WORLDWIDE      EMERGING                  INTERNATIONAL                     AMERICA'S
  GROWTH       GROWTH (A)     GROWTH          GROWTH         MARKETS       EQUITY         EQUITY       SMALL CAP         VALUE
------------------------------------------------------------------------------------------------------------------------------------
$   1,927     $   5,343      $    --        $  16,774      $   1,073      $   1,165      $     955      $    --        $   2,040

    1,585        24,405         18,979         19,080          3,898          2,541          1,214         13,185          1,650
------------------------------------------------------------------------------------------------------------------------------------
      342       (19,062)       (18,979)        (2,306)        (2,825)        (1,376)          (259)       (13,185)           390
------------------------------------------------------------------------------------------------------------------------------------


    4,678       162,094        154,253         82,689         17,116         30,201            769         85,662          1,239

     --            --             --             --            2,209           --              561         12,604           --

     --            --             --             --           10,575           --              893         41,253            859
------------------------------------------------------------------------------------------------------------------------------------
    4,678       162,094        154,253         82,689         29,900         30,201          2,223        139,519          2,098
------------------------------------------------------------------------------------------------------------------------------------

   33,924      (117,068)       (16,030)       (35,341)        75,247        (28,782)         6,325       (131,629)        (3,129)
------------------------------------------------------------------------------------------------------------------------------------
$  38,944     $  25,964      $ 119,244      $  45,042      $ 102,322      $      43      $   8,289      $  (5,295)     $    (641)
====================================================================================================================================






====================================================================================================================================

                                                                                                                       LORD ABBETT
              JANUS ASPEN SERIES (CONTINUED)                       LAZARD RETIREMENT SERIES PORTFOLIOS                 SERIES FUNDS
--------------------------------------------------------  --------------------------------------------------------   ---------------


INTERNATIONAL  LARGE CAP      MID CAP        WORLDWIDE      EMERGING                  INTERNATIONAL                     AMERICA'S
  GROWTH       GROWTH (A)     GROWTH          GROWTH         MARKETS       EQUITY         EQUITY       SMALL CAP         VALUE
------------------------------------------------------------------------------------------------------------------------------------
$     342   $   (19,062)   $   (18,979)   $    (2,306)    $   (2,825)    $   (1,376)     $    (259)    $  (13,185)     $     390
    4,678       162,094        154,253         82,689         29,900         30,201          2,223        139,519          2,098

   33,924      (117,068)       (16,030)       (35,341)        75,247        (28,782)         6,325       (131,629)        (3,129)
------------------------------------------------------------------------------------------------------------------------------------
   38,944        25,964        119,244         45,042        102,322             43          8,289         (5,295)          (641)
------------------------------------------------------------------------------------------------------------------------------------

    5,300        16,053         17,447         74,552         12,925          9,500         19,746         24,131             28
  (16,883)     (219,515)      (198,400)       (87,557)       (27,277)       (47,131)       (15,927)      (159,183)        (6,865)
  229,623      (388,938)      (165,446)      (406,206)       406,185          9,188         83,993       (454,427)        30,219
------------------------------------------------------------------------------------------------------------------------------------

  218,040      (592,400)      (346,399)      (419,211)       391,833        (28,443)        87,812       (589,479)        23,382
------------------------------------------------------------------------------------------------------------------------------------
  256,984      (566,436)      (227,155)      (374,169)       494,155        (28,400)        96,101       (594,774)        22,741
------------------------------------------------------------------------------------------------------------------------------------
   76,820     2,116,989      1,600,394      1,632,012         79,190        179,226         10,492      1,344,370         75,556
------------------------------------------------------------------------------------------------------------------------------------
$ 333,804   $ 1,550,553    $ 1,373,239    $ 1,257,843      $ 573,345      $ 150,826      $ 106,593      $ 749,596       $ 98,297
====================================================================================================================================

a) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                      LORD ABBETT
                                                                     SERIES FUNDS                  NEUBERGER BERMAN
                                                                      (CONTINUED)              ADVISERS MANAGEMENT TRUST
                                                                    --------------  ------------------------------------------------

                                                                                                 LIMITED
                                                                       GROWTH AND                MATURITY      MIDCAP
                                                                         INCOME      FASCIANO      BOND        GROWTH      PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $  14,575   $      --    $  19,188    $      --   $   9,856
Expenses:
   Mortality and expense risk fees ...................................     26,354         111       11,135        6,568      12,696
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................    (11,779)       (111)       8,053       (6,568)     (2,840)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................    131,101      (1,366)     (17,962)      50,284     108,612
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................         --           7           --           --          --
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................     89,048           6           --           --         229
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...    220,149      (1,353)     (17,962)      50,284     108,841
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................   (199,697)         87        9,297      (10,075)     20,999
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $   8,673   $  (1,377)   $    (612)   $  33,641   $ 127,000
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                      LORD ABBETT
                                                                     SERIES FUNDS                  NEUBERGER BERMAN
                                                                      (CONTINUED)              ADVISERS MANAGEMENT TRUST
                                                                    --------------  ------------------------------------------------

                                                                                                 LIMITED
                                                                       GROWTH AND                MATURITY      MIDCAP
                                                                         INCOME      FASCIANO      BOND        GROWTH      PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................... $  (11,779)   $   (111)  $    8,053    $  (6,568) $   (2,840)
   Net realized gain (loss) on investments in portfolio shares .......    220,149      (1,353)     (17,962)      50,284     108,841
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................   (199,697)         87        9,297      (10,075)     20,999
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .........      8,673      (1,377)        (612)      33,641     127,000
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
         Net contract purchase payments (including breakage) .........      5,998       1,558        2,989      106,897      12,512
   Contract redemptions ..............................................   (284,128)       (494)    (132,240)    (147,297)   (148,038)
   Net transfers (including mortality transfers) .....................   (521,674)    (24,306)    (207,596)    (338,349)    536,869
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................   (799,804)    (23,242)    (336,847)    (378,749)    401,343
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................   (791,131)    (24,619)    (337,459)    (345,108)    528,343
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................  2,311,822      27,475      994,204      771,235     576,877
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ................................. $1,520,691    $  2,856   $  656,745    $ 426,127  $1,105,220
====================================================================================================================================

a)   For the period July 15, 2005 (inception of fund) through December 31, 2005.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

      NEUBERGER BERMAN
 ADVISERS MANAGEMENT TRUST                                                                    PIONEER VARIABLE
        (CONTINUED)                    PIMCO VARIABLE INSURANCE TRUST                          CONTRACTS TRUST
--------------------------  ---------------------------------------------------  -----------------------------------------

                SOCIALLY       MONEY         REAL          SHORT        TOTAL         CORE          EQUITY
  REGENCY     RESPONSIBLE      MARKET       RETURN         TERM         RETURN       BOND (A)       INCOME        EUROPE
------------------------------------------------------------------------------------------------------------------------------------
$      408      $     --      $  3,061     $  8,141      $  2,040      $ 16,638      $     17      $  8,565      $     17

     4,049           673         1,339        4,023           944         6,617             6         5,867           103
------------------------------------------------------------------------------------------------------------------------------------
    (3,641)         (673)        1,722        4,118         1,096        10,021            11         2,698           (86)
------------------------------------------------------------------------------------------------------------------------------------


    (1,676)        2,209            --        1,793           (31)       (1,270)           --        37,740         1,411

    10,310            --            --        3,124            --         4,922            --            --            --

    19,766           226            --           50            --         4,256            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
    28,400         2,435            --        4,967           (31)        7,908            --        37,740         1,411
------------------------------------------------------------------------------------------------------------------------------------

    (9,190)        4,406            --       (6,916)         (200)      (15,732)          (21)      (22,639)       (1,630)
------------------------------------------------------------------------------------------------------------------------------------
$   15,569      $  6,168      $  1,722     $  2,169      $    865      $  2,197      $    (10)     $ 17,799      $   (305)
====================================================================================================================================





====================================================================================================================================

      NEUBERGER BERMAN
 ADVISERS MANAGEMENT TRUST                                                                    PIONEER VARIABLE
        (CONTINUED)                    PIMCO VARIABLE INSURANCE TRUST                          CONTRACTS TRUST
--------------------------  ---------------------------------------------------  -----------------------------------------

                SOCIALLY       MONEY         REAL          SHORT        TOTAL         CORE          EQUITY
  REGENCY     RESPONSIBLE      MARKET       RETURN         TERM         RETURN       BOND (A)       INCOME        EUROPE
------------------------------------------------------------------------------------------------------------------------------------
$   (3,641) $       (673) $      1,722    $   4,118     $   1,096     $  10,021     $      11     $   2,698     $     (86)
    28,400         2,435            --        4,967           (31)        7,908          --          37,740         1,411

    (9,190)        4,406            --       (6,916)         (200)      (15,732)          (21)      (22,639)       (1,630)
------------------------------------------------------------------------------------------------------------------------------------
    15,569         6,168         1,722        2,169           865         2,197           (10)       17,799          (305)
------------------------------------------------------------------------------------------------------------------------------------

     6,746          --          84,069       50,144        52,452        16,890          --           6,974           (10)
   (11,529)       (4,068)      (33,915)     (52,895)         (576)      (70,493)         --        (114,312)       (6,833)
    74,337       101,422       142,040      114,298        35,575       270,868         1,246       213,463       (11,399)
------------------------------------------------------------------------------------------------------------------------------------

    69,554        97,354       192,194      111,547        87,451       217,265         1,246       106,125       (18,242)
------------------------------------------------------------------------------------------------------------------------------------
    85,123       103,522       193,916      113,716        88,316       219,462         1,236       123,924       (18,547)
------------------------------------------------------------------------------------------------------------------------------------
    99,970          --            --        185,206        38,886       313,048          --         373,751        22,339
------------------------------------------------------------------------------------------------------------------------------------
$  185,093 $     103,522 $     193,916    $ 298,922     $ 127,202     $ 532,510     $   1,236     $ 497,675      $  3,792
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================
                                                                                                             DIREXION
                                                                               PIONEER VARIABLE              INSURANCE     ROYCE
                                                                          CONTRACTS TRUST (CONTINUED)        TRUST (B)  CAPITAL FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      HIGH      MID CAP      DYNAMIC VP
                                                                          FUND      YIELD (A)   VALUE (A) HY BOND (A)(B)  MICRO-CAP
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $   4,034    $     641    $      --   $     142   $   1,269
Expenses:
   Mortality and expense risk fees ...................................      5,012          183          464          47       3,596
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................       (978)         458         (464)         95      (2,327)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................     41,988           (1)           3           1      (4,385)
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................         --           --           --          --       1,978
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................         --           --           --          --       1,856
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...     41,988           (1)           3           1        (551)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................    (31,953)         (38)         896         (21)     13,059
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $   9,057    $     419    $     435   $      75   $  10,181
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================
                                                                                                             DIREXION
                                                                               PIONEER VARIABLE              INSURANCE     ROYCE
                                                                          CONTRACTS TRUST (CONTINUED)        TRUST (B)  CAPITAL FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      HIGH      MID CAP      DYNAMIC VP
                                                                          FUND      YIELD (A)   VALUE (A) HY BOND (A)(B)  MICRO-CAP
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $    (978)   $     458    $    (464)  $      95   $  (2,327)
   Net realized gain (loss) on investments in portfolio shares .......     41,988           (1)           3           1        (551)
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................    (31,953)         (38)         896         (21)     13,059
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .........      9,057          419          435          75      10,181
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     13,959            1           (1)         --       7,407
   Contract redemptions ..............................................    (83,575)          --           --         (18)    (67,982)
   Net transfers (including mortality transfers) .....................    (48,365)      34,913       94,547      11,443    (240,452)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................   (117,981)      34,914       94,546      11,425    (301,027)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................   (108,924)      35,333       94,981      11,500    (290,846)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................    496,535           --           --          --     516,715
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .................................  $ 387,611    $  35,333    $  94,981   $  11,500   $ 225,869
====================================================================================================================================

a)   For the period October 21, 2005 (inception of fund) through December 31,
     2005.

b) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond Fund prior to their name changes on April 28, 2006.

c)   Formerly Arktos prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

   ROYCE
CAPITAL FUND
(CONTINUED)                                                   RYDEX VARIABLE TRUST
-------------  ---------------------------------------------------------------------------------------------------------------------
                 INVERSE                       BASIC                                      CONSUMER
SMALL-CAP        OTC (C)       BANKING       MATERIALS    BIOTECHNOLOGY  COMMODITIES (A)  PRODUCTS     ELECTRONICS        ENERGY
------------------------------------------------------------------------------------------------------------------------------------
$      --     $       --      $      --      $     195      $      --     $       19      $      41      $    --        $     152

   10,940            182             59            719             62              6            187            316         10,313
------------------------------------------------------------------------------------------------------------------------------------
  (10,940)          (182)           (59)          (524)           (62)            13           (146)          (316)       (10,161)
------------------------------------------------------------------------------------------------------------------------------------


   55,221         (5,529)          (804)            91            142             --          1,240          4,026         63,720

    3,749             --             --          7,941             --             --            109             --         42,335

    5,330             --             --            135             --             --            141             --          1,390
------------------------------------------------------------------------------------------------------------------------------------
   64,300         (5,529)          (804)         8,167            142             --          1,490          4,026        107,445
------------------------------------------------------------------------------------------------------------------------------------

    2,523           (360)          (967)        (3,690)            69           (120)            72            314         48,700
------------------------------------------------------------------------------------------------------------------------------------
$  55,883      $  (6,071)     $  (1,830)     $   3,953      $     149      $    (107)     $   1,416      $   4,024      $ 145,984
====================================================================================================================================





====================================================================================================================================

   ROYCE
CAPITAL FUND
(CONTINUED)                                                   RYDEX VARIABLE TRUST
-------------  ---------------------------------------------------------------------------------------------------------------------
                 INVERSE                       BASIC                                      CONSUMER
SMALL-CAP        OTC (C)       BANKING       MATERIALS    BIOTECHNOLOGY  COMMODITIES (A)  PRODUCTS     ELECTRONICS        ENERGY
------------------------------------------------------------------------------------------------------------------------------------

$ (10,940)   $      (182)   $       (59)     $    (524)     $     (62)     $      13      $    (146)     $    (316)     $ (10,161)
   64,300         (5,529)          (804)         8,167            142             --          1,490          4,026        107,445

    2,523           (360)          (967)        (3,690)            69           (120)            72            314         48,700
------------------------------------------------------------------------------------------------------------------------------------
   55,883         (6,071)        (1,830)         3,953            149           (107)         1,416          4,024        145,984
------------------------------------------------------------------------------------------------------------------------------------

   34,680             13            297             --             --             --             (1)            (2)       163,179
  (36,838)        (2,686)          (165)        (2,300)           (63)            --           (375)        (1,465)       (46,102)
   84,299         14,797         41,018        148,050         31,959          6,590         13,289         12,481        425,973
------------------------------------------------------------------------------------------------------------------------------------

   82,141         12,124         41,150        145,750         31,896          6,590         12,913         11,014        543,050
------------------------------------------------------------------------------------------------------------------------------------
  138,024          6,053         39,320        149,703         32,045          6,483         14,329         15,038        689,034
------------------------------------------------------------------------------------------------------------------------------------
  659,092             --         18,844         30,242             --             --             --             --        151,250
------------------------------------------------------------------------------------------------------------------------------------
$ 797,116    $     6,053   $     58,164      $ 179,945      $  32,045      $   6,483      $  14,329      $  15,038      $ 840,284
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------
                                                                                                                            INVERSE
                                                                         ENERGY      FINANCIAL    HEALTH                    DYNAMIC
                                                                        SERVICES     SERVICES      CARE      INTERNET       DOW (A)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $    --      $     40    $    --      $   --      $     174
Expenses:
         Mortality and expense risk fees .............................      5,233         270        1,175         326          109
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................     (5,233)       (230)      (1,175)       (326)          65
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................     69,036         267        1,805          46       (1,565)
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................       --           270         --         1,270         --
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................       --            54         --           282         --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...     69,036         591        1,805       1,598       (1,565)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................     37,503       4,673       11,921        (381)        (245)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $ 101,306    $  5,034    $  12,551    $    891    $  (1,745)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                      --------------------------------------------------------------
                                                                                                                            INVERSE
                                                                         ENERGY      FINANCIAL    HEALTH                    DYNAMIC
                                                                        SERVICES     SERVICES      CARE      INTERNET       DOW (A)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $  (5,233)   $   (230)   $  (1,175)   $   (326)   $      65
   Net realized gain (loss) on investments in portfolio shares .......     69,036         591        1,805       1,598       (1,565)
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................     37,503       4,673       11,921        (381)        (245)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .........    101,306       5,034       12,551         891       (1,745)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............    330,140          91          494          --       10,150
   Contract redemptions ..............................................    (32,552)       (522)      (1,022)     (1,617)        (151)
   Net transfers (including mortality transfers) .....................    (54,159)     68,706      310,158       7,138        2,642
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................    243,429      68,275      309,630       5,521       12,641
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................    344,735      73,309      322,181       6,412       10,896
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................    130,297       5,179           77       6,803           --
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .................................  $ 475,032    $ 78,488    $ 322,258    $ 13,215    $  10,896
====================================================================================================================================

a) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

b)   Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

c)   Formerly Juno prior to its name change effective May 1, 2006.

d)   Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

e)   Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

f) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.


====================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                INVERSE
   INVERSE       INVERSE       GOVERNMENT        EUROPE      LARGE CAP      JAPAN       LARGE CAP                     DYNAMIC
   MID-CAP   RUSSELL 2000 (B)  LONG BOND (C)  ADVANTAGE (D)   GROWTH     ADVANTAGE (E)    VALUE        LEISURE        DOW (F)
------------------------------------------------------------------------------------------------------------------------------------
 $       308      $    216      $     --     $      45      $     55      $     --      $      7      $     --       $   108

         108            99         8,038           324           771           652           480           156           116
------------------------------------------------------------------------------------------------------------------------------------
         200           117        (8,038)         (279)         (716)         (652)         (473)         (156)           (8)
------------------------------------------------------------------------------------------------------------------------------------


      (1,020)         (741)      (92,530)         (456)         (351)        4,140        (7,361)        2,300        (2,237)

          --            --            --            66         1,516            --            32           181         1,011

          --            --            --            --            27            --             3            30           636
------------------------------------------------------------------------------------------------------------------------------------
      (1,020)         (741)      (92,530)         (390)        1,192         4,140        (7,326)        2,511          (590)
------------------------------------------------------------------------------------------------------------------------------------

        (575)         (311)       53,814         2,601           (97)       21,698            (5)       (2,951)         (369)
------------------------------------------------------------------------------------------------------------------------------------
 $    (1,395)     $   (935)     $(46,754)     $  1,932      $    379      $ 25,186      $ (7,804)     $   (596)      $  (967)
====================================================================================================================================






====================================================================================================================================

                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                INVERSE
   INVERSE       INVERSE       GOVERNMENT        EUROPE      LARGE CAP      JAPAN       LARGE CAP                     DYNAMIC
   MID-CAP   RUSSELL 2000 (B)  LONG BOND (C)  ADVANTAGE (D)   GROWTH     ADVANTAGE (E)    VALUE        LEISURE        DOW (F)
------------------------------------------------------------------------------------------------------------------------------------
   $     200     $     117     $  (8,038)    $    (279)    $    (716)    $    (652)    $    (473)    $    (156)    $      (8)
      (1,020)         (741)      (92,530)         (390)        1,192         4,140        (7,326)        2,511          (590)

        (575)         (311)       53,814         2,601           (97)       21,698            (5)       (2,951)         (369)
------------------------------------------------------------------------------------------------------------------------------------
      (1,395)         (935)      (46,754)        1,932           379        25,186        (7,804)         (596)         (967)
------------------------------------------------------------------------------------------------------------------------------------

      10,148        10,148       141,342           153           116           128            43           187            33
         (19)          (19)     (177,600)       (5,739)      (11,805)       (4,638)       (6,566)         (277)         (739)
       1,068         4,339      (205,184)      (29,040)       42,901       295,183        15,582       (14,178)       (8,344)
------------------------------------------------------------------------------------------------------------------------------------

      11,197        14,468      (241,442)      (34,626)       31,212       290,673         9,059       (14,268)       (9,050)
------------------------------------------------------------------------------------------------------------------------------------
       9,802        13,533      (288,196)      (32,694)       31,591       315,859         1,255       (14,864)      (10,017)
------------------------------------------------------------------------------------------------------------------------------------
          --            --       741,713        32,694           653           939          --          17,618        24,563
------------------------------------------------------------------------------------------------------------------------------------
   $   9,802     $  13,533     $ 453,517     $      --     $  32,244     $ 316,798     $   1,255     $   2,754     $  14,546
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                        MID CAP     RUSSELL 2000   MID-CAP     MID-CAP
                                                                     ADVANTAGE (B)  ADVANTAGE (C)  GROWTH      VALUE        NOVA
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $     --    $  3,395    $     --    $      8    $  2,518
Expenses:
   Mortality and expense risk fees ...................................      1,427       1,000         527          56       6,408
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................     (1,427)      2,395        (527)        (48)     (3,890)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................................     20,793      13,314       6,631      (2,344)     56,768
   Net realized short-term capital gain distributions from investments
     in portfolio shares .............................................         --          --          --         371          --
   Net realized long-term capital gain distributions from investments
     in portfolio shares .............................................        463          --          --          50          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...     21,256      13,314       6,631      (1,923)     56,768
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................     (6,894)    (22,080)      1,328        (414)    (33,829)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......   $ 12,935    $ (6,371)   $  7,432    $ (2,385)   $ 19,049
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

====================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------


                                                                        MID CAP     RUSSELL 2000   MID-CAP     MID-CAP
                                                                     ADVANTAGE (B)  ADVANTAGE (C)  GROWTH      VALUE        NOVA
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $  (1,427)  $   2,395   $    (527)   $    (48)  $  (3,890)
   Net realized gain (loss) on investments in portfolio shares .......     21,256      13,314       6,631      (1,923)     56,768
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares .............................................     (6,894)    (22,080)      1,328        (414)    (33,829)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .........     12,935      (6,371)      7,432      (2,385)     19,049
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............      1,317          (3)         25        --         4,736
   Contract redemptions ..............................................    (55,174)    (57,669)     (6,620)       --       (57,396)
   Net transfers (including mortality transfers) .....................    (67,151)   (231,050)    119,579       3,619    (289,397)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................   (121,008)   (288,722)    112,984       3,619    (342,057)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................   (108,073)   (295,093)    120,416       1,234    (323,008)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................    182,281     300,533        --          --       755,627
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .................................  $  74,208   $   5,440   $ 120,416    $  1,234   $ 432,619
====================================================================================================================================

a)   For the period October 21, 2005 (inception of fund) through December 31,
     2005.

b)   Formerly Medius Fund prior to its name change effective May 1, 2006.

c)   Formerly Mekros prior to its name change effective May 1, 2006.

d) Formerly Strengthening Dollar prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      DYNAMIC
                PRECIOUS        REAL                       SECTOR       SMALL-CAP    SMALL-CAP     STRENGTHENING
    OTC          METALS        ESTATE       RETAILING     ROTATION       GROWTH        VALUE       DOLLAR (A)(D)  TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
$       --      $     --      $  2,920      $     --      $     --      $     --      $     --      $     --      $     --

     7,676           663           821           125           200           951           615             3           263
------------------------------------------------------------------------------------------------------------------------------------
    (7,676)         (663)        2,099          (125)         (200)         (951)         (615)           (3)         (263)
------------------------------------------------------------------------------------------------------------------------------------


    34,807        12,318        (4,755)       (2,186)        3,802        26,128        15,485           (75)        1,233

        --            --            --            --            --         2,579         2,091            --            --

        --            --            --            55            --           157           162            --            --
------------------------------------------------------------------------------------------------------------------------------------
    34,807        12,318        (4,755)       (2,131)        3,802        28,864        17,738           (75)        1,233
------------------------------------------------------------------------------------------------------------------------------------

   (72,868)        9,144        (2,311)          325        (4,222)         (703)         (659)           --         1,325
------------------------------------------------------------------------------------------------------------------------------------
$  (45,737)     $ 20,799      $ (4,967)     $ (1,931)     $   (620)     $ 27,210      $ 16,464      $    (78)     $  2,295
====================================================================================================================================





====================================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      DYNAMIC
                PRECIOUS        REAL                       SECTOR       SMALL-CAP    SMALL-CAP     STRENGTHENING
    OTC          METALS        ESTATE       RETAILING     ROTATION       GROWTH        VALUE       DOLLAR (A)(D)  TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
$   (7,676)    $    (663)     $  2,099      $   (125)    $    (200)     $   (951)    $    (615)     $     (3)       $    (263)
    34,807        12,318        (4,755)       (2,131)        3,802        28,864        17,738           (75)           1,233

   (72,868)        9,144        (2,311)          325        (4,222)         (703)         (659)           --            1,325
------------------------------------------------------------------------------------------------------------------------------------
   (45,737)       20,799        (4,967)       (1,931)         (620)       27,210        16,464           (78)           2,295
------------------------------------------------------------------------------------------------------------------------------------

     5,752             3        11,305             3            14           (42)            2            --               (2)
  (133,058)       (4,190)          (90)       (3,243)       (1,252)       (7,544)       (4,629)           --           (1,380)
  (380,109)      181,140        51,115        10,412        50,377        19,631          (859)           78           11,480
------------------------------------------------------------------------------------------------------------------------------------

  (507,415)      176,953        62,330         7,172        49,139        12,045        (5,486)           78           10,098
------------------------------------------------------------------------------------------------------------------------------------
  (553,152)      197,752        57,363         5,241        48,519        39,255        10,978            --           12,393
------------------------------------------------------------------------------------------------------------------------------------
 1,014,330         4,360         4,560          --          54,859          --            --              --               --
------------------------------------------------------------------------------------------------------------------------------------
$  461,178     $ 202,112      $ 61,923      $  5,241     $ 103,378      $ 39,255     $  10,978      $     --        $  12,393
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


===================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                          -------------------------------------------------------------------------

                                                                                                        GOVERNMENT       U.S.
                                                               TELE-         DYNAMIC                     LONG BOND    GOVERNMENT
                                                          COMMUNICATIONS   S&P 500 (A) TRANSPORTATION  ADVANTAGE (B) MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..............................................  $        --   $        43   $         --   $    10,242   $    68,851
Expenses:
   Mortality and expense risk fees .......................          326         1,261            345         4,637        48,852
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................         (326)       (1,218)          (345)        5,605        19,999
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................        1,643           531          5,287        (1,036)           --
   Net realized short-term capital gain distributions
     from investments in portfolio shares ................        1,049         1,915             --            --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................          211         1,812             --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares .............................        2,903         4,258          5,287        (1,036)           --
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ....................          (88)          540         10,253          (619)           --
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ....................................  $     2,489   $     3,580   $     15,195   $     3,950     $  19,999
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


===================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (continued)
                                                          -------------------------------------------------------------------------

                                                                                                        GOVERNMENT       U.S.
                                                               TELE-         DYNAMIC                     LONG BOND    GOVERNMENT
                                                          COMMUNICATIONS   S&P 500 (A) TRANSPORTATION  ADVANTAGE (B) MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................  $       (326)  $    (1,218)  $       (345)  $      5,605   $    19,999
   Net realized gain (loss) on investments in
     portfolio shares ...................................         2,903         4,258          5,287         (1,036)           --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .................           (88)          540         10,253           (619)           --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .....................................         2,489         3,580         15,195          3,950        19,999
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..            (1)          205             --        122,942       193,276
   Contract redemptions .................................        (1,669)       (6,720)          (817)       (56,263)      (68,743)
   Net transfers (including mortality transfers) ........        14,298       133,858         91,101         31,566      (418,299)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ..................        12,628       127,343         90,284         98,245      (293,766)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........        15,117       130,923        105,479        102,195      (273,767)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................            --         4,708         11,321         95,956     3,621,342
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ....................  $     15,117   $   135,631   $    116,800   $    198,151   $ 3,347,575
===================================================================================================================================

a) Formerly Titan 500 Fund prior to its name change effective May 1, 2006.

b) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

c) Formerly Ursa prior to its name change effective May 1, 2006.

d) Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

e) Formerly Salomon Brothers Variable Series prior to its name change effective May 1, 2006.

f) For the period May 1, 2005 (inception of fund) through December 31, 2005.

g) Formerly SB Government prior to its name change effective May 1, 2006.


   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                LEGG
                                                MASON
                                              PARTNERS
                                             INVESTMENT
      RYDEX VARIABLE TRUST (CONTINUED)       SERIES (E)                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS (E)
---------------------------------------   ----------------   ----------------------------------------------------------------------
   INVERSE                      DYNAMIC                      AGGRESSIVE                    HIGH YIELD     LARGE CAP      STRATEGIC
 S&P 500 (C)     UTILITIES      OTC (D)   GOVERNMENT (F)(G)  GROWTH (F)       ALL CAP       BOND (F)       GROWTH          BOND
-----------------------------------------------------------------------------------------------------------------------------------
 $      --      $  1,144       $      --          $   --         $   --        $   111    $   21,386        $    --       $ 7,608

       444         3,294             913              --             21            149           757            183         1,199
-----------------------------------------------------------------------------------------------------------------------------------

      (444)       (2,150)           (913)             --            (21)           (38)       20,629           (183)        6,409
-----------------------------------------------------------------------------------------------------------------------------------


    (2,391)       24,459           9,671              --              1            437            54           (638)         (328)

        --            --              --              --             --             --         1,436             --         1,695

        --            --              --              --             --              9         4,523             --         2,170
-----------------------------------------------------------------------------------------------------------------------------------

    (2,391)       24,459           9,671              --              1            446         6,013           (638)        3,537
-----------------------------------------------------------------------------------------------------------------------------------

        25       (22,730)         (2,646)             --            399            266       (22,467)            --        (9,289)
-----------------------------------------------------------------------------------------------------------------------------------
 $  (2,810)     $   (421)      $   6,112          $   --         $  379        $   674    $    4,175        $  (821)    $     657
===================================================================================================================================


===================================================================================================================================

                                                LEGG
                                                MASON
                                              PARTNERS
                                             INVESTMENT
     RYDEX VARIABLE TRUST (continued)        SERIES (e)                 LEGG MASON PARTNERS VARIABLE PORTFOLIOS (e)
---------------------------------------   ----------------   ----------------------------------------------------------------------

   INVERSE                      DYNAMIC                       AGGRESSIVE                    HIGH YIELD     LARGE CAP      STRATEGIC
 S&P 500 (C)     UTILITIES      OTC (D)   GOVERNMENT (F)(G)   GROWTH (F)       ALL CAP       BOND (F)       GROWTH          BOND
-----------------------------------------------------------------------------------------------------------------------------------
    $   (444)    $  (2,150)      $   (913)    $       --     $     (21)       $   (38)    $   20,629    $     (183)    $   6,409
      (2,391)       24,459          9,671             --             1            446          6,013          (638)        3,537

          25       (22,730)        (2,646)            --           399            266        (22,467)           --        (9,289)
-----------------------------------------------------------------------------------------------------------------------------------

      (2,810)         (421)         6,112             --           379            674          4,175          (821)          657
-----------------------------------------------------------------------------------------------------------------------------------


       5,074       121,808             28             --             1          8,257             --            25         2,081
         (19)      (50,696)        (4,916)            --            --         (3,467)        (4,120)         (389)       (3,379)
       2,726        28,420         53,988         67,215         7,014          6,170        361,001         1,185       146,730
-----------------------------------------------------------------------------------------------------------------------------------


       7,781        99,532         49,100         67,215         7,015         10,960        356,881           821       145,432
-----------------------------------------------------------------------------------------------------------------------------------
       4,971        99,111         55,212         67,215         7,394         11,634        361,056            --       146,089
-----------------------------------------------------------------------------------------------------------------------------------

       2,034       132,635         12,272             --            --          3,069             --            --        12,411
-----------------------------------------------------------------------------------------------------------------------------------

    $  7,005     $ 231,746       $ 67,484     $   67,215     $   7,394      $  14,703     $  361,056    $       --     $ 158,500
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005

===================================================================================================================================

                                                            LEGG MASON
                                                             PARTNERS                                     STRONG         THIRD
                                                             VARIABLE                                    VARIABLE       AVENUE
                                                          PORTFOLIOS (B)                                 INSURANCE     VARIABLE
                                                            (CONTINUED)       SELIGMAN PORTFOLIOS          FUNDS     SERIES TRUST
                                                          -------------  --------------------------   ------------  ---------------

                                                                         COMMUNICATIONS
                                                               TOTAL           AND         GLOBAL         MID CAP
                                                              RETURN       INFORMATION   TECHNOLOGY    GROWTH II (A)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares .............................................  $        130   $         --   $         --   $        --   $     6,337
Expenses:
   Mortality and expense risk fees ......................           100          3,994          2,233         4,019         6,199
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..................            30         (3,994)        (2,233)       (4,019)          138
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................            44         22,372          3,743       134,750        12,707
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............             7             --             --            --         5,198
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............            29             --             --            --         5,123
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...............................            80         22,372          3,743       134,750        23,028
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................          (126)        (6,692)         6,140      (191,616)       43,810
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ...................................  $        (16)  $     11,686   $      7,650   $   (60,885)  $    66,976
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2005


===================================================================================================================================

                                                            LEGG MASON
                                                             PARTNERS                                     STRONG         THIRD
                                                             VARIABLE                                    VARIABLE       AVENUE
                                                          PORTFOLIOS (B)                                 INSURANCE     VARIABLE
                                                            (CONTINUED)       SELIGMAN PORTFOLIOS          FUNDS     SERIES TRUST
                                                          -------------  --------------------------   ------------  ---------------

                                                                         COMMUNICATIONS
                                                               TOTAL           AND         GLOBAL         MID CAP
                                                              RETURN       INFORMATION   TECHNOLOGY    GROWTH II (A)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................  $         30   $    (3,994)  $     (2,233)  $     (4,019)  $       138
   Net realized gain (loss) on investments in
     portfolio shares ...................................            80        22,372          3,743        134,750        23,028
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .................          (126)       (6,692)         6,140       (191,616)       43,810
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .....................................           (16)       11,686          7,650        (60,885)       66,976
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..            --         4,472          1,229          4,965        32,448
   Contract redemptions .................................          (371)      (94,022)       (32,158)       (15,931)      (76,768)
   Net transfers (including mortality transfers) ........        (6,652)      (16,039)        (6,752)      (993,206)      414,058
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ..................        (7,023)     (105,589)       (37,681)    (1,004,172)      369,738
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........        (7,039)      (93,903)       (30,031)    (1,065,057)      436,714
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................        13,589       346,992        172,535      1,065,057       259,822
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ....................  $      6,550   $   253,089   $    142,504   $         --   $   696,536
===================================================================================================================================

a) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

b) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                         VARIABLE             WELLS FARGO
                                                                         INSURANCE        ADVANTAGE VARIABLE
                 VAN ECK WORLDWIDE INSURANCE TRUST                         FUNDS              TRUST FUNDS
-----------------------------------------------------------------     -------------  -----------------------------

                                                                          CHOICE
ABSOLUTE                     EMERGING         HARD          REAL          MARKET                                     COMBINED
 RETURN          BOND         MARKETS        ASSETS        ESTATE       NEUTRAL (A)   DISCOVERY (B)OPPORTUNITY (C)     TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
  $  --      $  16,611    $     6,986   $     2,368    $    6,235     $       --    $       --       $     --      $   803,464

    336          3,709         11,142        11,150         4,001            244         9,193         17,847          781,613
-----------------------------------------------------------------------------------------------------------------------------------

   (336)        12,902         (4,156)       (8,782)        2,234           (244)       (9,193)       (17,847)          21,851
-----------------------------------------------------------------------------------------------------------------------------------




    103           (883)       138,789       138,583        33,782         (8,574)       19,158        113,053        2,953,819

     --             --             --            --         1,231             --            --             --          246,268

     --             --             --            --         1,723             --            --             --          640,922
-----------------------------------------------------------------------------------------------------------------------------------


     103          (883)       138,789       138,583        36,736        (8,574)        19,158        113,053        3,841,009
-----------------------------------------------------------------------------------------------------------------------------------


      (9)      (23,669)        69,623       197,597         9,812          7,253       116,769        (21,055)        (850,871)
-----------------------------------------------------------------------------------------------------------------------------------


  $ (242)    $ (11,650)   $   204,256   $   327,398    $   48,782     $   (1,565)   $  126,734       $ 74,151      $ 3,011,989
===================================================================================================================================


===================================================================================================================================

                                                                         VARIABLE             WELLS FARGO
                                                                         INSURANCE        ADVANTAGE VARIABLE
                 VAN ECK WORLDWIDE INSURANCE TRUST                         FUNDS              TRUST FUNDS
------------------------------------------------------------------     ------------  -----------------------------

                                                                          CHOICE
ABSOLUTE                     EMERGING         HARD          REAL          MARKET                                     COMBINED
 RETURN          BOND         MARKETS        ASSETS        ESTATE       NEUTRAL (A)   DISCOVERY (B)OPPORTUNITY (C)     TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
 $    (336)    $  12,902     $  (4,156)   $    (8,782)  $     2,234    $      (244)   $   (9,193)  $    (17,847) $     21,851

       103          (883)      138,789        138,583        36,736         (8,574)       19,158        113,053     3,841,009

        (9)      (23,669)       69,623        197,597         9,812          7,253       116,769        (21,055)     (850,871)
-----------------------------------------------------------------------------------------------------------------------------------

      (242)      (11,650)      204,256        327,398        48,782         (1,565)      126,734         74,151     3,011,989
-----------------------------------------------------------------------------------------------------------------------------------


     4,652         2,093        21,366         34,200        17,031            218         3,507         64,471     3,156,080
    (1,990)       (7,496)     (170,329)       (53,240)      (16,847)          (546)     (190,211)      (150,635)   (7,790,373)
    10,223        55,082        53,357         63,086       (32,644)       (52,195)      921,933       (243,001)      244,937
-----------------------------------------------------------------------------------------------------------------------------------


    12,885        49,679       (95,606)        44,046       (32,460)       (52,523)      735,229       (329,165)   (4,389,356)
-----------------------------------------------------------------------------------------------------------------------------------

    12,643        38,029       108,650        371,444        16,322        (54,088)      861,963       (255,014)   (1,377,367)
-----------------------------------------------------------------------------------------------------------------------------------

    15,316       213,520       820,019        612,580       293,875         54,088            --      1,418,842    56,734,759
-----------------------------------------------------------------------------------------------------------------------------------

 $  27,959     $ 251,549     $ 928,669    $   984,024   $   310,197    $        --    $  861,963   $  1,163,828  $ 55,357,392
===================================================================================================================================

a) For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

b) For the period April 8, 2005 (inception of fund) through December 31, 2005.

c) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006 AND 2005

================================================================================

(1) GENERAL

   Jefferson National Life Annuity Account H ("Account H) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account H was established on November 1, 1999, and commenced operations on February 11, 2000, as a segregated investment account for individual variable annuity contracts, which are registered under the Securities Act of 1933. The operations of Account H are included in the operations of Jefferson National Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., ("JNF Holdings") a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

   As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings, collectively.

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

   Currently, however, there are no legal proceedings to which Account H is a party or to which the assets of Account H are subject. Neither the Company nor Jefferson National Financial Securities Corporation (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006), the distributor of the Account H's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account H.

   The following investment options are available to new investors as of December 31, 2006:

40|86 SERIES TRUST

   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund

DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II

JANUS ASPEN SERIES
   Growth and Income Portfolio
   International Growth Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (SERIES I)
   Aggressive Growth Fund
   All Cap Fund
   Global High Yield Bond Fund
   Large Cap Growth Fund
   Strategic Bond Fund
   Total Return Fund

LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Government Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006 AND 2005

===============================================================================

LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   High Income Bond Portfolio
   Limited Maturity Bond Portfolio
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST
   Money Market Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Bond

PIONEER VARIABLE CONTRACTS TRUST
   Core Bond Portfolio
   Equity Income Portfolio
   Fund Portfolio
   High Yield Portfolio
   International Value Portfolio
   Mid Cap Value Portfolio
   Money Market Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Fund
   Consumer Products Fund
   Dynamic Dow Fund
   Dynamic OTC Fund
   Dynamic S&P 500 Fund
   Dynamic Strengthening Dollar Fund
   Dynamic Weakening Dollar Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe Advantage Fund
   Financial Services Fund
   Government Long Bond Advantage Fund
   Health Care Fund
   Internet Fund
   Inverse Dynamic Dow Fund
   Inverse Government Long Bond Fund
   Inverse Mid-Cap Fund
   Inverse OTC Fund
   Inverse Russell 2000 Fund
   Inverse S&P 500 Fund
   Japan Advantage Fund
   Large-Cap Growth Fund
   Large-Cap Value Fund
   Leisure Fund
   Mid Cap Advantage Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000 Advantage Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account H does not hold any investments that are restricted as to resale.

   Net investment income and net capital realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account H as of the beginning of the valuation period.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006 AND 2005


================================================================================

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account H are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account H and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 2006 and 2005 were $60,127,988 and $46,442,468, respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 2006 and 2005 were $60,722,805 and $49,940,527, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account H a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account H, for assuming the mortality and expense risks on standard contracts which do not contain the guaranteed minimum death benefit or the guaranteed minimum income benefit. For contracts with the guaranteed minimum death benefit, the fee is 1.70 percent. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is 2.00 percent. The total fees for all contracts were $818,574 and $781,613 for the years ended December 31, 2006 and 2005, respectively.

   Pursuant to an agreement between Account H and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account H. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The sales and administrative charges for the years ended December 31, 2006 and 2005 were $323,340 and $368,513, respectively.

(5) FINANCIAL HIGHLIGHTS

   The following table discloses total returns, investment income and expense ratios for each offered fund in Account H.

   The total return is presented using the minimum and maximum expense ratio unit values. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

   The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

   The expense ratio consists of the mortality and expense charge for each period indicated for the minimum and maximum ratios. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO        (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced Portfolio
     December 31, 2006.........     121        $17.51    $16.77       1.40%      2.00% $2,106         11.53%     10.84%      1.84%
     December 31, 2005.........     135         15.70     15.13       1.40%      2.00%  2,118          4.11%      3.56%      1.65%
     December 31, 2004.........     144         15.08     14.61       1.40%      2.00%  2,159          9.35%      8.62%      1.97%
     December 31, 2003.........     166         13.79     13.45       1.40%      2.00%  2,283         21.58%     20.85%      2.29%
     December 31, 2002.........     192         11.35     11.13       1.40%      2.00%  2,174        -14.13%    -14.66%      3.11%
   Equity Portfolio
     December 31, 2006.........      98         24.54     23.51       1.40%      2.00%  2,392         13.04%     12.38%      0.53%
     December 31, 2005.........     111         21.71     20.92       1.40%      2.00%  2,400          9.92%      9.24%      0.52%
     December 31, 2004.........     109         19.75     19.15       1.40%      2.00%  2,136         19.23%     18.50%      0.31%
     December 31, 2003.........     138         16.57     16.16       1.40%      2.00%  2,273         35.27%     34.46%      0.25%
     December 31, 2002.........     146         12.25     12.02       1.40%      2.00%  1,784        -14.62%    -15.13%      0.28%
   Fixed Income Portfolio
     December 31, 2006.........      59         14.17     13.57       1.40%      2.00%    835          2.98%      2.34%      4.74%
     December 31, 2005.........      81         13.76     13.26       1.40%      2.00%  1,112          0.88%      0.30%      4.47%
     December 31, 2004.........      98         13.64     13.22       1.40%      2.00%  1,328          3.27%      2.64%      4.39%
     December 31, 2003.........     109         13.21     12.88       1.40%      2.00%  1,437          7.81%      7.16%      4.86%
     December 31, 2002.........     166         12.25     12.02       1.40%      2.00%  2,023          3.23%      2.61%      5.92%
   Government Securities Portfolio
     December 31, 2006.........      82         12.95     12.40       1.40%      2.00%  1,058          2.05%      1.39%      3.92%
     December 31, 2005.........      94         12.69     12.23       1.40%      2.00%  1,192          0.32%     -0.33%      3.72%
     December 31, 2004.........     103         12.65     12.27       1.40%      2.00%  1,295          1.03%      0.49%      3.33%
     December 31, 2003.........     133         12.52     12.21       1.40%      2.00%  1,661         -0.05%     -0.65%      3.39%
     December 31, 2002.........     263         12.53     12.29       1.40%      2.00%  3,289          7.81%      7.17%      3.76%
   Money Market Portfolio
     December 31, 2006.........     261         11.84     11.34       1.40%      2.00%  3,077          3.14%      2.53%      4.51%
     December 31, 2005.........     306         11.48     11.06       1.40%      2.00%  3,499          1.50%      0.82%      2.87%
     December 31, 2004.........     230         11.31     10.97       1.40%      2.00%  2,596         -0.49%     -0.99%      0.88%
     December 31, 2003.........     239         11.37     11.08       1.40%      2.00%  2,712         -0.77%     -1.36%      0.67%
     December 31, 2002.........     697         11.45     11.24       1.40%      2.00%  7,969         -0.16%     -0.76%      1.26%
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2006.........       5         16.34     15.99       1.40%      2.00%     81         11.38%     10.73%      0.12%
     December 31, 2005.........       5         14.67     14.44       1.40%      2.00%     80          3.97%      3.36%      0.00%
     December 31, 2004.........       4         14.11     13.97       1.40%      2.00%     60          9.27%      8.63%      0.00%
     December 31, 2003.........       6         12.91     12.86       1.40%      2.00%     73         29.13%     28.62%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A
   Core Equity Fund
     December 31, 2006.........      22         10.86     10.82       1.40%      2.00%    240          8.17%      7.77%      0.78%
     Inception April 28, 2006..      --         10.04     10.04       N/A        N/A       --          N/A        N/A        N/A
   Financial Services Fund
     December 31, 2006.........      17         13.35     12.91       1.40%      2.00%    231         14.79%     14.15%      1.86%
     December 31, 2005 ........      14         11.63     11.31       1.40%      2.00%    168          4.40%      3.86%      1.25%
     December 31, 2004.........      18         11.14     10.89       1.40%      2.00%    203          7.21%      6.45%      0.63%
     December 31, 2003.........      17         10.39     10.23       1.40%      2.00%    178         27.78%     27.02%      0.39%
     December 31, 2002.........      42          8.13      8.05       1.40%      2.00%    345        -16.09%    -16.59%      0.55%
   Global Health Care Fund
     December 31, 2006.........      11         11.27     10.89       1.40%      2.00%    122          3.78%      3.13%      0.00%
     December 31, 2005.........      11         10.86     10.56       1.40%      2.00%    121          6.68%      6.02%      0.00%
     December 31, 2004.........      17         10.18      9.96       1.40%      2.00%    170          6.05%      5.40%      0.00%
     December 31, 2003.........      14          9.60      9.45       1.40%      2.00%    132         26.01%     25.25%      0.00%
     December 31, 2002.........      22          7.62      7.54       1.40%      2.00%    164        -25.50%    -25.95%      0.00%


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO        (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:  (CONTINUED)
   Global Real Estate Fund
     December 31, 2006.........      32        $30.97    $29.94       1.40%      2.00% $1,005         40.64%     39.78%      1.52%
     December 31, 2005.........      20         22.02     21.42       1.40%      2.00%    449         12.63%     12.03%      1.17%
     December 31, 2004.........      17         19.55     19.12       1.40%      2.00%    328         34.67%     33.80%      0.88%
     December 31, 2003.........      14         14.52     14.29       1.40%      2.00%    206         36.89%     36.08%      1.39%
     December 31, 2002.........      19         10.60     10.50       1.40%      2.00%    203          4.90%      4.27%      1.02%
   High Yield Fund
     December 31, 2006.........      34         11.91     11.72       1.40%      2.00%    401          9.17%      8.52%      8.93%
     December 31, 2005.........      29         10.91     10.80       1.40%      2.00%    319          1.30%      0.75%      8.22%
     December 31, 2004.........      39         10.77     10.72       1.40%      2.00%    417          8.02%      7.52%      2.74%
     Inception May 1, 2004.....      --          9.97      9.97       N/A        N/A       --          N/A        N/A        N/A
   Mid Cap Core Equity Fund
     December 31, 2006.........       9         16.08     15.73       1.40%      2.00%    141          9.46%      8.78%      0.76%
     December 31, 2005.........       9         14.69     14.46       1.40%      2.00%    129          5.76%      5.16%      0.28%
     December 31, 2004.........      10         13.89     13.75       1.40%      2.00%    141         11.98%     11.34%      0.02%
     December 31, 2003.........       8         12.40     12.35       1.40%      2.00%    100         24.56%     24.07%      0.04%
     Inception May 1, 2003.....      --          9.96      9.96       N/A        N/A       --          N/A        N/A        N/A
   Technology Fund
     December 31, 2006.........      11          6.15      5.95       1.40%      2.00%     68          8.85%      8.38%      0.00%
     December 31, 2005.........       8          5.65      5.49       1.40%      2.00%     45          0.71%      0.18%      0.00%
     December 31, 2004.........      14          5.61      5.48       1.40%      2.00%     80          3.24%      2.43%      0.00%
     December 31, 2003.........      16          5.43      5.35       1.40%      2.00%     85         43.27%     42.42%      0.00%
     December 31, 2002.........      12          3.79      3.75       1.40%      2.00%     45        -47.59%    -47.90%      0.00%

The Alger American Fund:
   Growth Portfolio
     December 31, 2006.........      98         14.07     13.48       1.40%      2.00%  1,374          3.68%      3.06%      0.14%
     December 31, 2005.........     117         13.57     13.08       1.40%      2.00%  1,585         10.50%      9.82%      0.23%
     December 31, 2004.........     109         12.28     11.91       1.40%      2.00%  1,337          3.99%      3.39%      0.00%
     December 31, 2003.........      86         11.81     11.52       1.40%      2.00%  1,010         33.28%     32.49%      0.00%
     December 31, 2002.........      97          8.86      8.69       1.40%      2.00%    862        -33.92%    -34.32%      0.04%
   Leveraged AllCap Portfolio
     December 31, 2006.........      68         19.67     18.84       1.40%      2.00%  1,341         17.64%     16.95%      0.00%
     December 31, 2005.........      78         16.72     16.11       1.40%      2.00%  1,295         12.82%     12.19%      0.00%
     December 31, 2004.........     105         14.82     14.36       1.40%      2.00%  1,557          6.71%      6.06%      0.00%
     December 31, 2003.........     160         13.89     13.54       1.40%      2.00%  2,223         32.85%     32.06%      0.00%
     December 31, 2002.........     133         10.45     10.26       1.40%      2.00%  1,384        -34.83%    -35.22%      0.01%
   MidCap Portfolio
     December 31, 2006.........      74         21.22     20.33       1.40%      2.00%  1,571          8.60%      7.97%      0.00%
     December 31, 2005.........     102         19.54     18.83       1.40%      2.00%  1,987          8.31%      7.66%      0.00%
     December 31, 2004.........     129         18.04     17.49       1.40%      2.00%  2,322         11.45%     10.77%      0.00%
     December 31, 2003.........     137         16.19     15.79       1.40%      2.00%  2,221         45.74%     44.87%      0.00%
     December 31, 2002.........     156         11.11     10.90       1.40%      2.00%  1,723        -30.52%    -30.94%      0.00%
   Small Capitalization Portfolio
     December 31, 2006.........      72         12.65     12.12       1.40%      2.00%    917         18.33%     17.67%      0.00%
     December 31, 2005.........      68         10.69     10.30       1.40%      2.00%    727         15.32%     14.57%      0.00%
     December 31, 2004.........      90          9.27      8.99       1.40%      2.00%    833         14.90%     14.23%      0.00%
     December 31, 2003.........     151          8.07      7.87       1.40%      2.00%  1,217         40.37%     39.53%      0.00%
     December 31, 2002.........      49          5.75      5.64       1.40%      2.00%    282        -27.25%    -27.69%      0.00%
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
     December 31, 2006.........       7         13.55     13.14       1.40%      2.00%     93         15.61%     14.96%      1.33%
     December 31, 2005.........       6         11.72     11.43       1.40%      2.00%     74          3.44%      2.79%      1.77%
     December 31, 2004.........      11         11.33     11.12       1.40%      2.00%    125          9.89%      9.23%      0.88%
     December 31, 2003.........      13         10.31     10.18       1.40%      2.00%    131         30.66%     29.88%      0.00%
     December 31, 2002.........      10          7.89      7.84       1.40%      2.00%     76        -23.14%    -23.60%      0.81%

#
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO       (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
   Balanced Fund
     December 31, 2006.........       1        $11.46    $11.34       1.40%      2.00%   $  9          8.11%      7.39%      0.00%
     December 31, 2005.........      --         10.60     10.56       1.40%      2.00%     --          5.58%      5.18%      0.00%
     Inception May 1, 2005.....      --         10.04     10.04       N/A        N/A       --          N/A        N/A        N/A
   Income & Growth Fund
     December 31, 2006.........      47         15.05     14.42       1.40%      2.00%    711         15.50%     14.81%      1.71%
     December 31, 2005.........      46         13.03     12.56       1.40%      2.00%    600          3.17%      2.53%      2.34%
     December 31, 2004.........      85         12.63     12.25       1.40%      2.00%  1,066         11.40%     10.76%      1.65%
     December 31, 2003.........      67         11.34     11.06       1.40%      2.00%    753         27.57%     26.82%      1.13%
     December 31, 2002.........      92          8.89      8.72       1.40%      2.00%    818        -20.49%    -20.97%      1.08%
   Inflation Protection Fund
     December 31, 2006.........       4         10.59     10.42       1.40%      2.00%     38          0.19%     -0.38%      4.02%
     December 31, 2005.........       4         10.57     10.46       1.40%      2.00%     45          0.19%     -0.48%      4.05%
     December 31, 2004.........       5         10.55     10.51       1.40%      2.00%     52          5.08%      4.68%      1.98%
     Inception May 1, 2004.....      --         10.04     10.04       N/A        N/A       --          N/A        N/A        N/A
   International Fund
     December 31, 2006.........      41         15.49     14.83       1.40%      2.00%    630         23.33%     22.56%      1.44%
     December 31, 2005.........      33         12.56     12.10       1.40%      2.00%    418         11.64%     11.01%      1.24%
     December 31, 2004.........      39         11.25     10.90       1.40%      2.00%    437         13.35%     12.60%      0.60%
     December 31, 2003.........      40          9.92      9.68       1.40%      2.00%    393         22.78%     22.05%      0.14%
     December 31, 2002.........      53          8.08      7.93       1.40%      2.00%    430        -21.48%    -21.95%      0.77%
   Value Fund
     December 31, 2006.........     106         19.38     18.57       1.40%      2.00%  2,052         16.96%     16.35%      1.29%
     December 31, 2005.........     107         16.57     15.96       1.40%      2.00%  1,766          3.63%      2.97%      0.93%
     December 31, 2004.........     122         15.99     15.50       1.40%      2.00%  1,941         12.71%     11.99%      1.00%
     December 31, 2003.........     128         14.19     13.84       1.40%      2.00%  1,812         27.17%     26.41%      1.12%
     December 31, 2002.........     144         11.16     10.95       1.40%      2.00%  1,601        -13.84%    -14.35%      1.12%
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
     December 31, 2006.........       1         10.93     10.82       1.40%      2.00%     11          4.79%      4.14%      3.91%
     December 31, 2005.........       1         10.43     10.39       1.40%      2.00%     12          3.68%      3.28%      2.95%
     Inception May 1, 2005.....      --         10.06     10.06       N/A        N/A       --          N/A        N/A        N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
     December 31, 2006.........       3         12.97     12.84       1.40%      2.00%     43         12.88%     12.14%      0.86%
     December 31, 2005.........       1         11.49     11.45       1.40%      2.00%     15         13.43%     13.03%      0.00%
     Inception May 1, 2005.....      --         10.13     10.13       N/A        N/A       --          N/A        N/A        N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2006.........      21         10.57     10.12       1.40%      2.00%    225          7.75%      6.98%      0.14%
     December 31, 2005.........      28          9.81      9.46       1.40%      2.00%    270          2.19%      1.61%      0.00%
     December 31, 2004.........      74          9.60      9.31       1.40%      2.00%    713          4.69%      4.14%      0.72%
     December 31, 2003.........      38          9.17      8.94       1.40%      2.00%    351         24.25%     23.51%      0.11%
     December 31, 2002.........      43          7.38      7.24       1.40%      2.00%    319        -29.94%    -30.36%      0.20%
DREYFUS STOCK INDEX FUND
     December 31, 2006.........     211         13.88     13.30       1.40%      2.00%  2,915         13.86%     13.29%      1.65%
     December 31, 2005.........     223         12.19     11.74       1.40%      2.00%  2,707          3.31%      2.62%      1.56%
     December 31, 2004.........     294         11.80     11.44       1.40%      2.00%  3,460          9.06%      8.41%      1.90%
     December 31, 2003.........     261         10.82     10.55       1.40%      2.00%  2,816         26.58%     25.82%      1.45%
     December 31, 2002.........     391          8.55      8.39       1.40%      2.00%  3,335        -23.44%    -23.90%      1.32%
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     December 31, 2006.........      12         11.36     10.88       1.40%      2.00%    137         14.17%     13.45%      0.92%
     December 31, 2005.........      15          9.95      9.59       1.40%      2.00%    152          4.74%      4.24%      0.00%
     December 31, 2004.........      23          9.50      9.20       1.40%      2.00%    214          6.42%      5.67%      1.62%
     December 31, 2003.........      17          8.93      8.71       1.40%      2.00%    151         21.81%     21.08%      0.81%
     December 31, 2002.........      26          7.33      7.19       1.40%      2.00%    190        -23.69%    -24.15%      0.33%


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO        (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: (CONTINUED)
   International Value Portfolio
     December 31, 2006.........      57        $17.74    $17.00       1.40%      2.00% $1,003         20.84%     20.23%      1.45%
     December 31, 2005.........      44         14.68     14.14       1.40%      2.00%    640         10.38%      9.70%      0.00%
     December 31, 2004.........      60         13.30     12.89       1.40%      2.00%    801         18.35%     17.61%      1.09%
     December 31, 2003.........     105         11.24     10.96       1.40%      2.00%  1,176         34.46%     33.66%      0.74%
     December 31, 2002.........      40          8.36      8.20       1.40%      2.00%    330        -13.45%    -13.97%      0.80%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2006.........      34         10.08      9.66       1.40%      2.00%    344         14.03%     13.38%      4.13%
     December 31, 2005.........      16          8.84      8.52       1.40%      2.00%    139          4.74%      4.16%      6.39%
     December 31, 2004.........      22          8.44      8.18       1.40%      2.00%    184          8.48%      7.75%      4.93%
     December 31, 2003.........      31          7.78      7.59       1.40%      2.00%    241         18.99%     18.28%      6.43%
     December 31, 2002.........     128          6.54      6.42       1.40%      2.00%    838        -25.01%    -25.46%      7.70%
   High Income Bond Fund II
     December 31, 2006.........      80         13.01     12.46       1.40%      2.00%  1,035          9.24%      8.63%      6.68%
     December 31, 2005.........      54         11.91     11.47       1.40%      2.00%    641          1.28%      0.61%      7.51%
     December 31, 2004.........      73         11.76     11.40       1.40%      2.00%    854          8.89%      8.27%      8.73%
     December 31, 2003.........     121         10.80     10.53       1.40%      2.00%  1,301         20.52%     19.80%      6.78%
     December 31, 2002.........     188          8.96      8.79       1.40%      2.00%  1,673         -0.04%     -0.65%      7.66%
   International Equity Fund II
     December 31, 2006.........      28         15.58     14.93       1.40%      2.00%    437         17.23%     16.55%      0.16%
     December 31, 2005.........      28         13.29     12.81       1.40%      2.00%    368          7.52%      6.93%      0.00%
     December 31, 2004.........      39         12.36     11.98       1.40%      2.00%    479         12.47%     11.81%      0.00%
     December 31, 2003.........      52         10.99     10.71       1.40%      2.00%    567         30.02%     29.25%      0.00%
     December 31, 2002.........      40          8.45      8.29       1.40%      2.00%    335        -23.84%    -24.29%      0.00%
JANUS ASPEN SERIES:
   Growth and Income Portfolio
     December 31, 2006.........      55         15.98     15.62       1.40%      2.00%    871          6.53%      5.90%      1.66%
     December 31, 2005.........      64         15.00     14.75       1.40%      2.00%    958         10.78%     10.16%      0.65%
     December 31, 2004.........      62         13.54     13.39       1.40%      2.00%    834         10.35%      9.66%      0.65%
     December 31, 2003.........      68         12.26     12.21       1.40%      2.00%    833         19.90%     19.34%      1.01%
     Inception March 21, 2003..      --         10.23     10.23       N/A        N/A       --          N/A        N/A        N/A
   International Growth Portfolio
     December 31, 2006.........      41         32.03     31.31       1.40%      2.00%  1,320         45.00%     44.09%      2.30%
     December 31, 2005.........      15         22.09     21.73       1.40%      2.00%    334         30.48%     29.73%      1.70%
     December 31, 2004.........       5         16.93     16.75       1.40%      2.00%     77         17.24%     16.56%      0.95%
     December 31, 2003.........       2         14.44     14.37       1.40%      2.00%     31         42.38%     41.72%      0.03%
     Inception March 21, 2003..      --         10.14     10.14       N/A        N/A       --          N/A        N/A        N/A
   Large Cap Growth Portfolio
     December 31, 2006.........     125         12.32     11.80       1.40%      2.00%  1,532          9.80%      9.16%      0.48%
     December 31, 2005.........     139         11.22     10.81       1.40%      2.00%  1,550          2.84%      2.27%      0.32%
     December 31, 2004.........     195         10.91     10.57       1.40%      2.00%  2,117          3.12%      2.42%      0.15%
     December 31, 2003.........     220         10.58     10.32       1.40%      2.00%  2,321         29.90%     29.13%      0.09%
     December 31, 2002.........     259          8.15      7.99       1.40%      2.00%  2,102        -27.53%    -27.97%      0.00%

   MID CAP GROWTH PORTFOLIO
     December 31, 2006.........      77         16.05     15.38       1.40%      2.00%  1,232         12.00%     11.37%      0.00%
     December 31, 2005.........      96         14.33     13.81       1.40%      2.00%  1,373         10.74%     10.13%      0.00%
     December 31, 2004.........     124         12.94     12.54       1.40%      2.00%  1,600         19.04%     18.30%      0.00%
     December 31, 2003.........     125         10.86     10.60       1.40%      2.00%  1,356         33.23%     32.43%      0.00%
     December 31, 2002.........     141          8.16      8.00       1.40%      2.00%  1,149        -28.94%    -29.36%      0.00%
   Worldwide Growth Portfolio
     December 31, 2006.........      91         13.85     13.26       1.40%      2.00%  1,260         16.58%     15.81%      1.73%
     December 31, 2005.........     106         11.88     11.45       1.40%      2.00%  1,258          4.39%      3.81%      1.29%
     December 31, 2004.........     144         11.38     11.03       1.40%      2.00%  1,632          3.36%      2.70%      1.02%
     December 31, 2003.........     162         11.01     10.74       1.40%      2.00%  1,777         22.27%     21.54%      0.71%
     December 31, 2002.........     195          9.01      8.84       1.40%      2.00%  1,752        -26.54%    -26.98%      0.84%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO        (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2006.........      29        $22.51    $22.15       1.40%      2.00%  $ 647         28.12%     27.37%      0.46%
     December 31, 2005.........      33         17.57     17.39       1.40%      2.00%    573         38.89%     38.02%      0.38%
     December 31, 2004.........       6         12.65     12.60       1.40%      2.00%     79         28.82%     28.31%      0.00%
     Inception May 1, 2004.....      --          9.82      9.82       N/A        N/A       --          N/A        N/A        N/A
   Equity Portfolio
     December 31, 2006.........      15         13.80     13.22       1.40%      2.00%    206         15.87%     15.16%      0.52%
     December 31, 2005.........      13         11.91     11.48       1.40%      2.00%    151          1.88%      1.32%      0.68%
     December 31, 2004.........      15         11.69     11.33       1.40%      2.00%    179         10.26%      9.57%      0.61%
     December 31, 2003.........      19         10.60     10.34       1.40%      2.00%    204         22.29%     21.56%      0.66%
     December 31, 2002.........      21          8.67      8.51       1.40%      2.00%    181        -17.42%    -17.91%      0.09%
   International Equity Portfolio
     December 31, 2006.........       8         14.89     14.65       1.40%      2.00%    125         20.86%     20.08%      0.85%
     December 31, 2005.........       7         12.32     12.20       1.40%      2.00%    103          9.12%      8.44%      1.09%
     December 31, 2004.........       1         11.29     11.25       1.40%      2.00%     10         13.70%     13.29%      0.00%
     Inception May 1, 2004.....      --          9.93      9.93       N/A        N/A       --          N/A        N/A        N/A
   Small Cap Portfolio
     December 31, 2006.........      35         19.69     18.86       1.40%      2.00%    681         14.48%     13.82%      0.00%
     December 31, 2005.........      44         17.20     16.57       1.40%      2.00%    750          2.56%      1.91%      0.00%
     December 31, 2004.........      80         16.77     16.26       1.40%      2.00%  1,344         13.31%     12.60%      0.00%
     December 31, 2003 ........     111         14.80     14.44       1.40%      2.00%  1,633         35.32%     34.51%      0.00%
     December 31, 2002.........      90         10.94     10.73       1.40%      2.00%    984        -18.82%    -19.31%      0.00%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth Fund
     December 31, 2006.........      --         12.87     12.75       1.40%      2.00%     --          9.44%      8.88%      0.00%
     December 31, 2005.........       1         11.76     11.71       1.40%      2.00%      7         17.25%     16.75%      0.00%
     Inception May 1, 2005.....      --         10.03     10.03       N/A        N/A       --          N/A        N/A        N/A
   All Cap Value Fund
     December 31, 2006.........      --         12.78     12.58       1.40%      2.00%     11         16.39%     15.73%      1.03%
     December 31, 2005.........       1         10.98     10.87       1.40%      2.00%     13          2.62%      1.97%      1.04%
     December 31, 2004.........      --         10.70     10.66       1.40%      2.00%      3          6.26%      5.86%      0.97%
     Inception May 1, 2004.....      --         10.07     10.07       N/A        N/A       --          N/A        N/A        N/A
   Global High Yield Bond Fund
     December 31, 2006.........      11         11.51     11.40       1.40%      2.00%    125          9.10%      8.47%      3.29%
     December 31, 2005.........      34         10.55     10.51       1.40%      2.00%    361          5.39%      5.00%     26.19%
     Inception May 1, 2005.....      --         10.01     10.01       N/A        N/A       --          N/A        N/A        N/A
   Large Cap Growth Fund
     December 31, 2006.........       2         10.58     10.41       1.40%      2.00%     18          2.72%      2.16%      0.00%
     December 31, 2005.........      --         10.30     10.19       1.40%      2.00%     --          3.83%      3.14%      0.00%
     December 31, 2004.........      --          9.92      9.88       1.40%      2.00%     --          0.10%     -0.30%      0.00%
     Inception May 1, 2004.....      --          9.91      9.91       N/A        N/A       --          N/A        N/A        N/A
   Strategic Bond Fund
     December 31, 2006.........      16         11.11     10.93       1.40%      2.00%    180          3.64%      2.92%      4.41%
     December 31, 2005.........      15         10.72     10.62       1.40%      2.00%    159          1.04%      0.47%      8.85%
     December 31, 2004.........       1         10.61     10.57       1.40%      2.00%     12          6.10%      5.70%      1.53%
     Inception May 1, 2004.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A
   Total Return Fund
     December 31, 2006.........      --         11.98     11.79       1.40%      2.00%      3         11.03%     10.29%      0.65%
     December 31, 2005.........       1         10.79     10.69       1.40%      2.00%      7          1.89%      1.33%      1.93%
     December 31, 2004.........       1         10.59     10.55       1.40%      2.00%     14          5.69%      5.29%      3.89%
     Inception May 1, 2004.....      --         10.02     10.02       N/A        N/A       --          N/A        N/A        N/A
LEGG MASON PARTNERS INVESTMENT SERIES:
   Government Portfolio
     December 31, 2006.........      --         10.28     10.18       1.40%      2.00%     --          2.70%      2.11%      0.00%
     December 31, 2005.........       7         10.01      9.97       1.40%      2.00%     67          0.10%     -0.30%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO        (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2006.........       5        $16.22    $15.87       1.40%      2.00%   $ 74         12.95%     12.31%      1.35%
     December 31, 2005.........       7         14.36     14.13       1.40%      2.00%     98          2.35%      1.73%      1.76%
     December 31, 2004.........       5         14.03     13.89       1.40%      2.00%     76         14.85%     14.13%      2.73%
     December 31, 2003.........      --         12.22     12.17       1.40%      2.00%      5         22.16%     21.67%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A
   Growth and Income Portfolio
     December 31, 2006.........      91         17.85     17.10       1.40%      2.00%  1,617         15.61%     14.92%      1.28%
     December 31, 2005.........      99         15.44     14.88       1.40%      2.00%  1,521          1.85%      1.22%      0.81%
     December 31, 2004.........     153         15.16     14.70       1.40%      2.00%  2,312         11.07%     10.44%      0.80%
     December 31, 2003.........     167         13.65     13.31       1.40%      2.00%  2,267         29.19%     28.42%      0.63%
     December 31, 2002.........     201         10.56     10.36       1.40%      2.00%  2,114        -19.17%    -19.66%      0.54%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano Portfolio
     December 31, 2006.........      --         14.57     14.25       1.40%      2.00%      4          3.77%      3.11%      0.00%
     December 31, 2005.........      --         14.04     13.82       1.40%      2.00%      3          1.52%      0.88%      0.00%
     December 31, 2004.........       2         13.83     13.70       1.40%      2.00%     27         10.28%      9.69%      0.00%
     December 31, 2003.........       6         12.54     12.49       1.40%      2.00%     73         24.90%     24.41%      0.07%
     Inception May 1, 2003.....      --         10.04     10.04       N/A        N/A       --          N/A        N/A        N/A
   High Income Bond Portfolio
     December 31, 2006.........       1         10.94     10.83       1.40%      2.00%     13          6.01%      5.35%      9.11%
     December 31, 2005.........      --         10.32     10.28       1.40%      2.00%     --          3.20%      2.80%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A
   Limited Maturity Bond Portfolio
     December 31, 2006.........      46         12.39     11.87       1.40%      2.00%    565          2.74%      2.15%      3.76%
     December 31, 2005.........      55         12.06     11.62       1.40%      2.00%    657          0.08%     -0.51%      2.47%
     December 31, 2004.........      83         12.05     11.68       1.40%      2.00%    994         -0.65%     -1.27%      3.57%
     December 31, 2003.........      97         12.13     11.83       1.40%      2.00%  1,180          1.00%      0.40%      4.08%
     December 31, 2002.........     179         12.00     11.78       1.40%      2.00%  2,149          3.87%      3.25%      3.45%
   Mid-Cap Growth Portfolio
     December 31, 2006.........      52         11.02     10.65       1.40%      2.00%    575         13.03%     12.34%      0.00%
     December 31, 2005.........      44          9.75      9.48       1.40%      2.00%    426         12.20%     11.53%      0.00%
     December 31, 2004.........      89          8.69      8.50       1.40%      2.00%    771         14.70%     13.94%      0.00%
     December 31, 2003.........       9          7.58      7.46       1.40%      2.00%     68         26.29%     25.54%      0.00%
     December 31, 2002.........       5          6.00      5.94       1.40%      2.00%     28        -30.32%    -30.74%      0.00%
   Partners Portfolio
     December 31, 2006.........      64         15.26     14.62       1.40%      2.00%    988         10.66%     10.09%      0.67%
     December 31, 2005.........      79         13.79     13.28       1.40%      2.00%  1,102         16.47%     15.68%      1.08%
     December 31, 2004.........      49         11.84     11.48       1.40%      2.00%    577         17.29%     16.67%      0.01%
     December 31, 2003.........      38         10.09      9.84       1.40%      2.00%    383         33.21%     32.42%      0.00%
     December 31, 2002.........      32          7.58      7.43       1.40%      2.00%    244        -25.20%    -25.65%      0.39%
   Regency Portfolio
     December 31, 2006.........       9         19.04     18.63       1.40%      2.00%    176          9.61%      9.01%      0.39%
     December 31, 2005.........      11         17.37     17.09       1.40%      2.00%    185         10.50%      9.76%      0.14%
     December 31, 2004.........       6         15.72     15.57       1.40%      2.00%    100         20.62%     19.95%      0.04%
     December 31, 2003.........      --         13.03     12.98       1.40%      2.00%     --         30.19%     29.67%      N/A
     Inception May 1, 2003.....      --         10.01     10.01       N/A        N/A       --          N/A        N/A        N/A
   Socially Responsive Portfolio
     December 31, 2006.........       7         13.35     13.13       1.40%      2.00%     97         12.18%     11.46%      0.18%
     December 31, 2005.........       9         11.90     11.78       1.40%      2.00%    104          5.40%      4.71%      0.00%
     December 31, 2004.........      --         11.29     11.25       1.40%      2.00%     --         12.79%     12.39%      0.00%
     Inception May 1, 2004.....      --         10.01     10.01       N/A        N/A       --          N/A        N/A        N/A
PIMCO VARIABLE INSURANCE TRUST:
   Money Market Portfolio
     December 31, 2006.........      57         10.43     10.26       1.40%      2.00%    639          3.17%      2.50%      4.69%
     December 31, 2005.........      12         10.11     10.01       1.40%      2.00%    194          1.30%      0.70%      3.19%
     December 31, 2004.........      --          9.98      9.94       1.40%      2.00%     --         -0.20%     -0.60%      0.55%
     Inception May 1, 2004.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO        (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
   Real Return Portfolio
     December 31, 2006.........      27        $11.29    $11.05       1.40%      2.00%  $ 314         -0.70%     -1.25%      4.24%
     December 31, 2005.........      26         11.37     11.19       1.40%      2.00%    297          0.71%      0.09%      2.85%
     December 31, 2004.........      16         11.29     11.18       1.40%      2.00%    185          7.32%      6.78%      1.02%
     December 31, 2003.........       8         10.52     10.47       1.40%      2.00%     86          4.79%      4.37%      0.30%
     Inception May 1, 2003.....      --         10.03     10.03       N/A        N/A       --          N/A        N/A        N/A
   Short-Term Portfolio
     December 31, 2006.........      31         10.41     10.24       1.40%      2.00%    327          2.87%      2.20%      4.31%
     December 31, 2005.........      13         10.12     10.02       1.40%      2.00%    127          1.10%      0.50%      3.00%
     December 31, 2004.........       4         10.01      9.97       1.40%      2.00%     39          0.10%     -0.30%      1.30%
     Inception May 1, 2004.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A
   Total Return Portfolio
     December 31, 2006.........      67         10.82     10.58       1.40%      2.00%    719          2.37%      1.73%      4.42%
     December 31, 2005.........      50         10.57     10.40       1.40%      2.00%    533          1.05%      0.48%      3.55%
     December 31, 2004.........      30         10.46     10.35       1.40%      2.00%    313          3.46%      2.78%      1.93%
     December 31, 2003.........       3         10.11     10.07       1.40%      2.00%     34          1.02%      0.61%      0.72%
     Inception May 1, 2003.....      --         10.01     10.01       N/A        N/A       --          N/A        N/A        N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond Portfolio
     December 31, 2006.........      --         10.20     10.11       1.40%      2.00%      4          2.20%      1.61%      4.32%
     December 31, 2005.........      --          9.98      9.95       1.40%      2.00%      1         -0.20%     -0.50%      1.94%
     Inception July 15, 2005...      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A
   Equity Income Portfolio
     December 31, 2006.........      75         13.10     12.64       1.40%      2.00%    985         20.40%     19.70%      2.32%
     December 31, 2005.........      46         10.88     10.56       1.40%      2.00%    498          4.02%      3.43%      2.05%
     December 31, 2004.........      36         10.46     10.21       1.40%      2.00%    374         14.44%     13.82%      2.04%
     December 31, 2003.........      41          9.14      8.97       1.40%      2.00%    376         20.57%     19.85%      1.99%
     December 31, 2002.........      28          7.58      7.49       1.40%      2.00%    214        -17.22%    -17.71%      2.47%
   Fund Portfolio
     December 31, 2006.........      33         11.14     10.75       1.40%      2.00%    373         14.73%     14.12%      1.12%
     December 31, 2005.........      39          9.71      9.42       1.40%      2.00%    385          4.52%      3.86%      1.14%
     December 31, 2004.........      53          9.29      9.07       1.40%      2.00%    497          9.29%      8.75%      1.05%
     December 31, 2003.........      29          8.50      8.34       1.40%      2.00%    244         21.72%     21.00%      0.93%
     December 31, 2002.........      18          6.98      6.90       1.40%      2.00%    124        -20.38%    -20.85%      0.96%
   High Yield Portfolio
     December 31, 2006.........      19         11.15     11.04       1.40%      2.00%    208          6.80%      6.15%      5.15%
     December 31, 2005.........       3         10.44     10.40       1.40%      2.00%     35          4.40%      4.00%      3.47%
     Inception May 1, 2005.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A
   International Value Portfolio
     December 31, 2006.........      14         10.05     10.05       1.40%      2.00%    143          0.70%      0.70%      0.00%
     Inception November 15, 2006     --         9.98       9.98       N/A        N/A       --
   Mid Cap Value Portfolio
     December 31, 2006 ........       3         12.07     11.95       1.40%      2.00%     33         10.73%     10.04%      0.00%
     December 31, 2005.........       9         10.90     10.86       1.40%      2.00%     95          8.35%      7.95%      0.00%
     Inception May 1, 2005.....      --         10.06     10.06       N/A        N/A       --          N/A        N/A        N/A
   Money Market Portfolio
     December 31, 2006.........      --         10.40     10.30       1.40%      2.00%     --          3.07%      2.49%      0.00%
     December 31, 2005.........      --         10.09     10.05       1.40%      2.00%     --          0.90%      0.50%      0.00%
     Inception May 1, 2005.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
     December 31, 2006.........      14         21.77     21.30       1.40%      2.00%    313         19.42%     18.73%      0.18%
     December 31, 2005.........      12         18.23     17.94       1.40%      2.00%    226         10.02%      9.39%      0.51%
     December 31, 2004.........      31         16.57     16.40       1.40%      2.00%    517         12.26%     11.56%      0.00%
     December 31, 2003.........      11         14.76     14.70       1.40%      2.00%    164         46.81%     46.23%      0.00%
     Inception May 1, 2003.....      --         10.05     10.05       N/A        N/A       --          N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO        (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND: (CONTINUED)
   Small-Cap Portfolio
     December 31, 2006.........      36        $20.94    $20.48       1.40%      2.00%  $ 755         13.99%     13.27%      0.06%
     December 31, 2005.........      43         18.37     18.08       1.40%      2.00%    797          7.05%      6.42%      0.00%
     December 31, 2004.........      38         17.16     16.99       1.40%      2.00%    659         23.19%     22.49%      0.00%
     December 31, 2003.........      12         13.93     13.87       1.40%      2.00%    165         39.54%     38.99%      0.00%
     Inception May 1, 2003.....      --          9.98      9.98       N/A        N/A       --          N/A        N/A        N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2006.........       3         12.48     12.36       1.40%      2.00%     39         10.74%     10.16%      1.37%
     December 31, 2005.........      --         11.27     11.22       1.40%      2.00%     --         12.25%     11.75%      0.00%
     Inception May 1, 2005.....      --         10.04     10.04       N/A        N/A       --          N/A        N/A        N/A
   CLS AdvisorOne Clermont Fund
     December 31, 2006 ........       1         11.25     11.14       1.40%      2.00%     10          6.84%      6.30%      31.63%
     December 31, 2005.........      --         10.53     10.48       1.40%      2.00%     --          4.99%      4.49%      0.00%
     Inception May 1, 2005.....      --         10.03     10.03       N/A        N/A       --          N/A        N/A        N/A
   Banking Fund
     December 31, 2006.........      --         12.18     11.98       1.40%      2.00%      6          9.73%      9.01%      1.14%
     December 31, 2005.........       5         11.10     10.99       1.40%      2.00%     58         -4.15%     -4.68%      0.00%
     December 31, 2004.........       2         11.58     11.53       1.40%      2.00%     19         14.65%     14.27%      2.12%
     Inception May 1, 2004.....      --         10.10     10.09       N/A        N/A       --          N/A        N/A        N/A
   Basic Materials Fund
     December 31, 2006.........      17         15.30     15.06       1.40%      2.00%    261         20.57%     19.90%      1.49%
     December 31, 2005.........      14         12.69     12.56       1.40%      2.00%    180          2.59%      1.95%      0.39%
     December 31, 2004.........       2         12.37     12.32       1.40%      2.00%     30         24.07%     23.57%      0.22%
     Inception May 1, 2004.....      --          9.97      9.97       N/A        N/A       --          N/A        N/A        N/A
   Biotechnology Fund
     December 31, 2006.........      --          9.62      9.47       1.40%      2.00%     --         -4.66%     -5.21%      0.00%
     December 31, 2005.........       3         10.09      9.99       1.40%      2.00%     32          9.08%      8.47%      0.00%
     December 31, 2004.........      --          9.25      9.21       1.40%      2.00%     --         -5.61%     -5.92%      0.00%
     Inception May 1, 2004.....      --          9.80      9.79       N/A        N/A       --          N/A        N/A        N/A
   Commodities Fund
     December 31, 2006.........       1          7.80      7.75       1.40%      2.00%      7        -19.09%    -19.44%      0.00%
     December 31, 2005.........       1          9.64      9.62       1.40%      2.00%      6         -4.08%     -4.28%      0.87%
     Inception October 21, 2005      --         10.05     10.05       N/A        N/A      N/A          N/A        N/A        N/A
   Consumer Products Fund
     December 31, 2006.........       6         11.83     11.64       1.40%      2.00%     68         15.75%     15.02%      1.33%
     December 31, 2005.........       1         10.22     10.12       1.40%      2.00%     14         -1.73%     -2.32%      0.30%
     December 31, 2004.........      --         10.40     10.36       1.40%      2.00%     --          2.97%      2.57%      0.00%
     Inception May 1, 2004.....      --         10.10     10.10       N/A        N/A       --          N/A        N/A        N/A
   Dynamic Dow Fund
     December 31, 2006.........       5         13.48     13.28       1.40%      2.00%     71         28.75%     27.94%      0.72%
     December 31, 2005.........       1         10.47     10.38       1.40%      2.00%     15         -5.16%     -5.72%      1.32%
     December 31, 2004.........       2         11.04     11.01       1.40%      2.00%     25         11.29%     10.99%     15.95%
     Inception July 15, 2004...      --          9.92      9.92       N/A        N/A       --          N/A        N/A        N/A
   Dynamic OTC Fund
     December 31, 2006.........      10         11.98     11.79       1.40%      2.00%    115          3.45%      2.79%      0.29%
     December 31, 2005.........       6         11.58     11.47       1.40%      2.00%     67         -4.38%     -4.89%      0.00%
     December 31, 2004.........       1         12.11     12.06       1.40%      2.00%     12         23.95%     23.44%      0.00%
     Inception May 1, 2004.....      --          9.77      9.77       N/A        N/A       --          N/A        N/A        N/A
   Dynamic S&P 500 Fund
     December 31, 2006.........      20         14.37     14.15       1.40%      2.00%    289         21.99%     21.25%      2.49%
     December 31, 2005.........      11         11.78     11.67       1.40%      2.00%    136          1.90%      1.39%      0.05%
     December 31, 2004.........      --         11.56     11.51       1.40%      2.00%      5         15.02%     14.53%      0.00%
     Inception May 1, 2004.....      --         10.05     10.05       N/A        N/A       --          N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO        (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Dynamic Strengthening Dollar Fund
     December 31, 2006.........      --        $ 9.12    $ 9.06       1.40%      2.00%   $ --        -11.88%    -12.38%      0.00%
     December 31, 2005.........      --         10.35     10.34       1.40%      2.00%     --          2.27%      2.17%      0.00%
     Inception October 21, 2005      --         10.12     10.12       N/A        N/A       N/A         N/A        N/A        N/A
   Dynamic Weakening Dollar Fund
     December 31, 2006.........       1         11.12     11.04       1.40%      2.00%      7         15.11%     14.40%      4.47%
     December 31, 2005.........      --          9.66      9.65       1.40%      2.00%     --         -2.23%     -2.33%      0.00%
     Inception October 21, 2005      --          9.88      9.88       N/A        N/A      N/A          N/A        N/A        N/A
   Electronics Fund
     December 31, 2006.........       3          9.42      9.27       1.40%      2.00%     28          1.07%      0.43%      0.00%
     December 31, 2005.........       2          9.32      9.23       1.40%      2.00%     15          2.42%      1.88%      0.00%
     December 31, 2004.........      --          9.10      9.06       1.40%      2.00%     --         -6.57%     -6.98%      0.00%
     Inception May 1, 2004.....      --          9.74      9.74       N/A        N/A       --          N/A        N/A        N/A
   Energy Fund
     December 31, 2006.........      33         18.24     17.95       1.40%      2.00%    598         10.41%      9.72%      0.00%
     December 31, 2005.........      51         16.52     16.36       1.40%      2.00%    840         36.53%     35.77%      0.02%
     December 31, 2004.........      13         12.10     12.05       1.40%      2.00%    151         18.40%     17.91%      0.01%
     Inception May 1, 2004.....      --         10.22     10.22       N/A        N/A       --          N/A        N/A        N/A
   Energy Services Fund
     December 31, 2006.........      18         19.34     19.04       1.40%      2.00%    345          9.45%      8.80%      0.00%
     December 31, 2005.........      27         17.67     17.50       1.40%      2.00%    475         46.15%     45.35%      0.00%
     December 31, 2004.........      11         12.09     12.04       1.40%      2.00%    130         18.88%     18.39%      0.00%
     Inception May 1, 2004.....      --         10.17     10.17       N/A        N/A       --          N/A        N/A        N/A
   Europe Advantage Fund
     December 31, 2006.........      23         16.12     15.87       1.40%      2.00%    376         27.63%     26.96%      3.88%
     December 31, 2005.........      --         12.63     12.50       1.40%      2.00%     --          4.90%      4.25%      0.20%
     December 31, 2004.........       3         12.04     11.99       1.40%      2.00%     33         19.09%     18.60%     68.15%
     Inception May 1, 2004.....      --         10.11     10.11       N/A        N/A       --          N/A        N/A        N/A
   Financial Services Fund
     December 31, 2006.........      10         13.46     13.25       1.40%      2.00%    139         15.14%     14.42%      5.21%
     December 31, 2005.........       7         11.69     11.58       1.40%      2.00%     78          1.92%      1.40%      0.20%
     December 31, 2004.........      --         11.47     11.42       1.40%      2.00%      5         14.13%     13.63%      2.25%
     Inception May 1, 2004.....      --         10.05     10.05       N/A        N/A       --          N/A        N/A        N/A
   Government Long Bond Advantage Fund
     December 31, 2006.........      17         10.49     10.26       1.40%      2.00%    179         -4.46%     -5.00%      3.66%
     December 31, 2005.........      18         10.98     10.80       1.40%      2.00%    198          6.19%      5.57%      3.28%
     December 31, 2004.........       9         10.34     10.23       1.40%      2.00%     96          6.93%      6.23%      3.35%
     December 31, 2003.........       3          9.67      9.63       1.40%      2.00%     30         -3.18%     -3.57%      1.02%
     Inception May 1, 2003.....      --          9.99      9.99       N/A        N/A       --          N/A        N/A        N/A
   Health Care Fund
     December 31, 2006.........      14         11.38     11.20       1.40%      2.00%    156          3.74%      3.04%      0.00%
     December 31, 2005.........      30         10.97     10.87       1.40%      2.00%    322          9.05%      8.48%      0.00%
     December 31, 2004.........      --         10.06     10.02       1.40%      2.00%     --         -0.10%     -0.40%      0.00%
     Inception May 1, 2004.....      --         10.07     10.06       N/A        N/A       --          N/A        N/A        N/A
   Internet Fund
     December 31, 2006.........       4         11.77     11.59       1.40%      2.00%     49          8.18%      7.61%      0.00%
     December 31, 2005.........       1         10.88     10.77       1.40%      2.00%     13         -2.77%     -3.32%      0.00%
     December 31, 2004.........       1         11.19     11.14       1.40%      2.00%      7         14.30%     13.79%      0.00%
     Inception May 1, 2004.....      --          9.79      9.79       N/A        N/A       --          N/A        N/A        N/A
   Inverse Dynamic Dow Fund
     December 31, 2006.........       5          6.73      6.64       1.40%      2.00%     31        -22.91%    -23.33%      2.00%
     December 31, 2005.........       1          8.73      8.66       1.40%      2.00%     11          0.23%     -0.35%      2.53%
     December 31, 2004.........      --          8.71      8.69       1.40%      2.00%     --        -13.59%    -13.79%      0.00%
     Inception July 15, 2004...      --         10.08     10.08       N/A        N/A       --          N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO        (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Inverse Government Long Bond Fund
     December 31, 2006.........      49        $ 8.63    $ 8.44       1.40%      2.00%  $ 424          6.54%      5.90%      3.59%
     December 31, 2005.........      56          8.10      7.97       1.40%      2.00%    454         -6.47%     -7.11%      0.00%
     December 31, 2004.........      86          8.66      8.58       1.40%      2.00%    742        -11.90%    -12.41%      0.00%
     December 31, 2003.........      --          9.83      9.80       1.40%      2.00%      2         -1.64%     -2.04%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A
   Inverse Mid-Cap Fund
     December 31, 2006.........       1          7.51      7.40       1.40%      2.00%      7         -5.18%     -5.73%      1.21%
     December 31, 2005.........       1          7.92      7.85       1.40%      2.00%     10         -9.38%     -9.98%      4.71%
     December 31, 2004.........      --          8.74      8.72       1.40%      2.00%     --        -12.07%    -12.27%      0.00%
     Inception July 15, 2004...      --          9.94      9.94       N/A        N/A       --          N/A        N/A        N/A
   Inverse OTC Fund
     December 31, 2006.........       2          8.38      8.25       1.40%      2.00%     14         -2.78%     -3.40%      3.85%
     December 31, 2005.........       1          8.62      8.54       1.40%      2.00%      6         -0.12%     -0.70%      0.00%
     December 31, 2004.........      --          8.63      8.60       1.40%      2.00%     --        -14.64%    -14.94%      0.00%
     Inception May 1, 2004.....      --         10.11     10.11       N/A        N/A       --          N/A        N/A        N/A
   Inverse Russell 2000 Fund
     December 31, 2006.........       6          7.02      6.92       1.40%      2.00%     42        -13.23%    -13.72%      5.21%
     December 31, 2005.........       2          8.09      8.02       1.40%      2.00%     14         -4.37%     -4.98%      3.50%
     December 31, 2004.........      --          8.46      8.44       1.40%      2.00%     --        -15.06%    -15.26%      0.00%
     Inception July 15, 2004...      --          9.96      9.96       N/A        N/A       --          N/A        N/A        N/A
   Inverse S&P 500 Fund
     December 31, 2006.........       1          6.34      6.20       1.40%      2.00%      8         -8.78%     -9.36%      7.57%
     December 31, 2005.........       1          6.95      6.84       1.40%      2.00%      7         -2.11%     -2.70%      0.00%
     December 31, 2004.........      --          7.10      7.03       1.40%      2.00%      2        -11.47%    -12.02%      0.00%
     December 31, 2003.........      --          8.02      7.99       1.40%      2.00%      2        -19.69%    -20.01%      0.00%
     Inception May 1, 2003.....      --         10.00      9.99       N/A        N/A       --          N/A        N/A        N/A
   Japan Advantage Fund
     December 31, 2006.........      11         12.70     12.49       1.40%      2.00%    144          3.67%      3.05%      3.33%
     December 31, 2005.........      26         12.25     12.12       1.40%      2.00%    317         18.70%     17.90%      0.00%
     December 31, 2004.........      --         10.32     10.28       1.40%      2.00%      1          4.56%      4.15%      0.00%
     Inception May 1, 2004.....      --          9.87      9.87       N/A        N/A       --          N/A        N/A        N/A
   Large-Cap Growth Fund
     December 31, 2006.........      13         10.94     10.78       1.40%      2.00%    138          3.89%      3.26%      0.00%
     December 31, 2005.........       3         10.53     10.44       1.40%      2.00%     32          0.38%     -0.19%      0.10%
     December 31, 2004.........      --         10.49     10.46       1.40%      2.00%      1          5.32%      5.02%      1.67%
     Inception July 15, 2004...      --          9.96      9.96       N/A        N/A       --          N/A        N/A        N/A
   Large-Cap Value Fund
     December 31, 2006.........      38         13.31     13.12       1.40%      2.00%    500         16.04%     15.29%      2.44%
     December 31, 2005.........      --         11.47     11.38       1.40%      2.00%      1          2.69%      2.15%      0.02%
     December 31, 2004.........      --         11.17     11.14       1.40%      2.00%     --         12.15%     11.85%      0.00%
     Inception July 15, 2004...      --          9.96      9.96       N/A        N/A       --          N/A        N/A        N/A
   Leisure Fund
     December 31, 2006.........       7         13.14     12.93       1.40%      2.00%     93         21.78%     20.95%      0.00%
     December 31, 2005.........      --         10.79     10.69       1.40%      2.00%      3         -6.26%     -6.72%      0.00%
     December 31, 2004.........       2         11.51     11.46       1.40%      2.00%     18         14.87%     14.37%      0.00%
     Inception May 1, 2004 ....      --         10.02     10.02       N/A        N/A       --          N/A        N/A        N/A
   Mid Cap Advantage Fund
     December 31, 2006.........       3         21.88     21.40       1.40%      2.00%     57          8.91%      8.24%      0.32%
     December 31, 2005.........       4         20.09     19.77       1.40%      2.00%     74         12.49%     11.82%      0.00%
     December 31, 2004.........      10         17.86     17.68       1.40%      2.00%    182         20.51%     19.70%      0.00%
     December 31, 2003.........       5         14.82     14.77       1.40%      2.00%     77         48.26%     47.67%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO        (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Mid-Cap Growth Fund
     December 31, 2006.........       5        $12.36    $12.19       1.40%      2.00%   $ 61          1.64%      1.16%      0.00%
     December 31, 2005.........      10         12.16     12.05       1.40%      2.00%    120          9.95%      9.25%      0.00%
     December 31, 2004.........      --         11.06     11.03       1.40%      2.00%     --          9.94%      9.64%      0.00%
     Inception July 15, 2004...      --         10.06     10.06       N/A        N/A       --          N/A        N/A        N/A
   Mid-Cap Value Fund
     December 31, 2006.........      22         13.96     13.76       1.40%      2.00%    303         15.47%     14.76%      1.18%
     December 31, 2005.........      --         12.09     11.99       1.40%      2.00%      1          6.80%      6.20%      0.21%
     December 31, 2004.........      --         11.32     11.29       1.40%      2.00%     --         12.75%     12.45%      0.00%
     Inception July 15, 2004...      --         10.04     10.04       N/A        N/A       --          N/A        N/A        N/A
   Nova Fund
     December 31, 2006.........      39         13.52     12.99       1.40%      2.00%    526         17.57%     16.92%      1.43%
     December 31, 2005.........      38         11.50     11.11       1.40%      2.00%    433          2.59%      1.93%      0.55%
     December 31, 2004.........      67         11.21     10.90       1.40%      2.00%    756         12.98%     12.26%      0.07%
     December 31, 2003.........     124          9.92      9.71       1.40%      2.00%  1,227         37.26%     36.45%      0.00%
     December 31, 2002.........      65          7.23      7.11       1.40%      2.00%    471        -36.62%    -37.00%      9.19%
   OTC Fund
     December 31, 2006.........      33         14.64     14.07       1.40%      2.00%    481          4.27%      3.68%      0.00%
     December 31, 2005.........      33         14.04     13.57       1.40%      2.00%    461         -0.28%     -0.88%      0.00%
     December 31, 2004.........      72         14.08     13.69       1.40%      2.00%  1,014          7.83%      7.20%      0.00%
     December 31, 2003.........      85         13.06     12.77       1.40%      2.00%  1,106         43.40%     42.55%      0.00%
     December 31, 2002.........     105          9.10      8.96       1.40%      2.00%    956        -39.71%    -40.07%      0.00%
   Precious Metals Fund
     December 31, 2006.........      36         16.35     16.09       1.40%      2.00%    585         19.69%     19.01%      0.00%
     December 31, 2005.........      15         13.66     13.52       1.40%      2.00%    202         19.20%     18.49%      0.00%
     December 31, 2004 ........      --         11.46     11.41       1.40%      2.00%      4         14.60%     14.10%      0.00%
     Inception May 1, 2004.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A
   Real Estate Fund
     December 31, 2006.........      11         18.21     17.93       1.40%      2.00%    201         28.87%     28.16%      4.01%
     December 31, 2005.........       4         14.13     13.99       1.40%      2.00%     62          5.68%      5.03%      5.35%
     December 31, 2004.........      --         13.37     13.32       1.40%      2.00%      5         32.51%     32.01%      0.76%
     Inception May 1, 2004.....      --         10.09     10.09       N/A        N/A       --          N/A        N/A        N/A
   Retailing Fund
     December 31, 2006.........      --         12.04     11.85       1.40%      2.00%      5          8.57%      7.92%      0.00%
     December 31, 2005.........      --         11.09     10.98       1.40%      2.00%      5          4.03%      3.39%      0.00%
     December 31, 2004.........      --         10.66     10.62       1.40%      2.00%     --          6.71%      6.31%      0.00%
     Inception May 1, 2004.....      --          9.99      9.99       N/A        N/A       --          N/A        N/A        N/A
   Russell 2000 Advantage Fund
     December 31, 2006.........       7         23.85     23.33       1.40%      2.00%    160         19.19%     18.49%      1.05%
     December 31, 2005.........      --         20.01     19.69       1.40%      2.00%      5          2.46%      1.86%      4.93%
     December 31, 2004.........      15         19.53     19.33       1.40%      2.00%    301         23.46%     22.65%      0.00%
     December 31, 2003.........      11         15.82     15.76       1.40%      2.00%    173         57.96%     57.33%      2.52%
     Inception May 1, 2003.....      --         10.01     10.01       N/A        N/A       --          N/A        N/A        N/A
   Sector Rotation Fund
     December 31, 2006.........       4         16.81     16.44       1.40%      2.00%     61          9.87%      9.16%      0.00%
     December 31, 2005.........       7         15.30     15.06       1.40%      2.00%    103         12.17%     11.47%      0.00%
     December 31, 2004.........       4         13.64     13.51       1.40%      2.00%     55          9.12%      8.51%      0.00%
     December 31, 2003.........       6         12.50     12.45       1.40%      2.00%     70         24.67%     24.18%      0.00%
     Inception May 1, 2003.....      --         10.02     10.02       N/A        N/A       --          N/A        N/A        N/A
   Small-Cap Growth Fund
     December 31, 2006.........      13         12.83     12.64       1.40%      2.00%    165          6.21%      5.60%      0.00%
     December 31, 2005.........       3         12.08     11.97       1.40%      2.00%     39          4.77%      4.09%      0.00%
     December 31, 2004.........      --         11.53     11.50       1.40%      2.00%     --         14.61%     14.31%      0.00%
     Inception July 15, 2004...      --         10.06     10.06       N/A        N/A       --          N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                 JEFFERSON NATIONAL LIFE ACCOUNT H
-----------------------------------------------------------------------------------------------------------------------------------

                                            STANDARD   STD. WITH  STANDARD   STD. WITH             STANDARD   STD. WITH
                                            CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS     NET     CONTRACT  ALL RIDERS INVESTMENT
                                  UNITS  -----------------------  --------------------   ASSETS    --------------------   INCOME
                                  (000S)      UNIT VALUE            EXPENSE RATIO        (000S)       TOTAL RETURN         RATIO
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Small-Cap Value Fund
     December 31, 2006.........      10        $13.81    $13.61       1.40%      2.00%  $ 133         17.53%     16.82%      1.17%
     December 31, 2005.........       1         11.75     11.65       1.40%      2.00%     11          2.17%      1.57%      0.00%
     December 31, 2004.........      --         11.50     11.47       1.40%      2.00%     --         14.54%     14.24%      0.00%
     Inception July 15, 2004...      --         10.04     10.04       N/A        N/A       --          N/A        N/A        N/A
   Technology Fund
     December 31, 2006.........       3         11.11     10.93       1.40%      2.00%     38          4.42%      3.80%      0.00%
     December 31, 2005.........       1         10.64     10.53       1.40%      2.00%     12          1.72%      1.06%      0.00%
     December 31, 2004.........      --         10.46     10.42       1.40%      2.00%     --          6.30%      5.89%      0.00%
     Inception May 1, 2004.....      --          9.84      9.84       N/A        N/A       --          N/A        N/A        N/A
   Telecommunications Fund
     December 31, 2006.........       2         12.73     12.53       1.40%      2.00%     23         17.87%     17.10%      1.66%
     December 31, 2005.........       1         10.80     10.70       1.40%      2.00%     15         -0.28%     -0.83%      0.00%
     December 31, 2004.........      --         10.83     10.79       1.40%      2.00%     --          9.50%      9.10%      0.00%
     Inception May 1, 2004.....      --          9.89      9.89       N/A        N/A       --          N/A        N/A        N/A
   Transportation Fund
     December 31, 2006.........       4         14.23     14.00       1.40%      2.00%     57          5.88%      5.26%      0.00%
     December 31, 2005.........       9         13.44     13.30       1.40%      2.00%    117          7.01%      6.31%      0.00%
     December 31, 2004.........       1         12.56     12.51       1.40%      2.00%     11         25.35%     24.85%      0.00%
     Inception May 1, 2004.....      --         10.02     10.02       N/A        N/A       --          N/A        N/A        N/A
   U.S. Government Money Market Fund
     December 31, 2006.........      76          9.99      9.65       1.40%      2.00%    756          2.46%      1.79%      3.49%
     December 31, 2005.........     343          9.75      9.48       1.40%      2.00%  3,347          0.52%      0.00%      1.98%
     December 31, 2004.........     374          9.70      9.48       1.40%      2.00%  3,621         -1.12%     -1.76%      0.27%
     December 31, 2003.........      44          9.81      9.65       1.40%      2.00%    435         -1.38%     -1.96%      0.02%
     December 31, 2002.........   2,947          9.95      9.85       1.40%      2.00% 29,310         -0.93%     -1.52%      0.44%
   Utilities Fund
     December 31, 2006.........      29         14.99     14.76       1.40%      2.00%    438         19.25%     18.65%      2.98%
     December 31, 2005.........      18         12.57     12.44       1.40%      2.00%    232          9.02%      8.36%      0.49%
     December 31, 2004.........      12         11.53     11.48       1.40%      2.00%    133         14.61%     14.12%      2.04%
     Inception May 1, 2004.....      --         10.06     10.06       N/A        N/A       --          N/A        N/A        N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2006.........      55          7.15      6.87       1.40%      2.00%    390         20.37%     19.48%      0.00%
     December 31, 2005.........      43          5.94      5.75       1.40%      2.00%    253          5.88%      5.50%      0.00%
     December 31, 2004.........      62          5.61      5.45       1.40%      2.00%    347          9.36%      8.57%      0.00%
     December 31, 2003.........      69          5.13      5.02       1.40%      2.00%    353         42.06%     41.21%      0.00%
     December 31, 2002.........      83          3.61      3.55       1.40%      2.00%    298        -37.12%    -37.50%      0.00%
   Global Technology Portfolio
     December 31, 2006.........      28          5.89      5.66       1.40%      2.00%    165         15.94%     15.27%      0.00%
     December 31, 2005.........      28          5.08      4.91       1.40%      2.00%    143          6.50%      5.82%      0.00%
     December 31, 2004.........      36          4.77      4.64       1.40%      2.00%    173          2.36%      1.75%      0.00%
     December 31, 2003.........      40          4.66      4.56       1.40%      2.00%    185         34.17%     33.37%      0.00%
     December 31, 2002.........      35          3.47      3.42       1.40%      2.00%    121        -32.74%    -33.14%      0.00%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     December 31, 2006.........      51         20.97     20.52       1.40%      2.00%  1,059         14.15%     13.50%      1.24%
     December 31, 2005.........      38         18.37     18.08       1.40%      2.00%    697         13.05%     12.37%      1.44%
     December 31, 2004.........      16         16.25     16.09       1.40%      2.00%    260         18.27%     17.53%      0.56%
     December 31, 2003.........       6         13.74     13.69       1.40%      2.00%     77         37.45%     36.90%      0.19%
     Inception May 1, 2003.....      --          9.99      9.99       N/A        N/A       --          N/A        N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================
VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
     December 31, 2006.........       3        $10.33    $10.11       1.40%      2.00%   $ 31          7.16%      6.53%      0.00%
     December 31, 2005.........       3          9.64      9.49       1.40%      2.00%     27         -1.23%     -1.76%      0.00%
     December 31, 2004.........       2          9.76      9.66       1.40%      2.00%     15         -1.71%     -2.33%      0.00%
     December 31, 2003.........      --          9.93      9.89       1.40%      2.00%     --         -0.73%     -1.13%      0.00%
     Inception May 1, 2003.....      --         10.00     10.00       N/A        N/A       --          N/A        N/A        N/A
   Worldwide Bond Fund.
     December 31, 2006.........      18         14.21     13.62       1.40%      2.00%    261          4.95%      4.45%      3.13%
     December 31, 2005.........      19         13.54     13.04       1.40%      2.00%    252         -4.38%     -4.96%      6.43%
     December 31, 2004.........      15         14.16     13.72       1.40%      2.00%    214          7.68%      6.94%      9.94%
     December 31, 2003.........      19         13.15     12.83       1.40%      2.00%    244         16.52%     15.82%      1.72%
     December 31, 2002.........      42         11.28     11.07       1.40%      2.00%    477         19.97%     19.25%      0.00%
   Worldwide Emerging Markets Fund
     December 31, 2006.........      67         23.89     22.88       1.40%      2.00%  1,609         37.54%     36.76%      0.55%
     December 31, 2005.........      54         17.37     16.73       1.40%      2.00%    929         30.21%     29.39%      0.89%
     December 31, 2004.........      62         13.34     12.93       1.40%      2.00%    820         24.09%     23.38%      0.63%
     December 31, 2003.........      72         10.75     10.48       1.40%      2.00%    776         52.05%     51.14%      0.21%
     December 31, 2002.........      57          7.07      6.93       1.40%      2.00%    405         -4.25%     -4.83%      0.02%
   Worldwide Hard Assets Fund
     December 31, 2006.........      47         25.14     24.08       1.40%      2.00%  1,169         22.81%     22.05%      0.06%
     December 31, 2005.........      48         20.47     19.73       1.40%      2.00%    984         49.53%     48.68%      0.30%
     December 31, 2004.........      45         13.69     13.27       1.40%      2.00%    613         22.23%     21.52%      0.39%
     December 31, 2003 ........      51         11.20     10.92       1.40%      2.00%    568         43.06%     42.21%      0.37%
     December 31, 2002.........      43          7.83      7.68       1.40%      2.00%    337         -4.20%     -4.77%      0.04%
   Worldwide Real Estate Fund
     December 31, 2006.........      19         26.24     25.13       1.40%      2.00%    507         29.13%     28.35%      1.20%
     December 31, 2005.........      15         20.32     19.58       1.40%      2.00%    310         19.32%     18.59%      2.29%
     December 31, 2004.........      17         17.03     16.51       1.40%      2.00%    294         34.31%     33.47%      1.43%
     December 31, 2003.........      15         12.68     12.37       1.40%      2.00%    189         32.63%     31.84%      1.95%
     December 31, 2002.........      29          9.56      9.38       1.40%      2.00%    278         -5.81%     -6.38%      1.83%
WELLS FARGO ADVANTAGE VT FUND:
   Discovery Fund
     December 31, 2006.........      64         12.84     12.71       1.40%      2.00%    827         13.03%     12.38%      0.00%
     December 31, 2005.........      76         11.36     11.31       1.40%      2.00%    862         14.75%     14.24%      0.00%
     Inception April 8, 2005...      --          9.90      9.90       N/A        N/A       --          N/A        N/A        N/A
   Opportunity Fund
     December 31, 2006.........      50         19.34     18.53       1.40%      2.00%    955         10.64%     10.04%      0.00%
     December 31, 2005.........      67         17.48     16.84       1.40%      2.00%  1,164          6.39%      5.71%      0.00%
     December 31, 2004.........      87         16.43     15.93       1.40%      2.00%  1,419         16.61%     15.94%      0.00%
     December 31, 2004.........      71         14.09     13.74       1.40%      2.00%  1,006         35.10%     34.30%      0.06%
     December 31, 2002.........     113         10.43     10.23       1.40%      2.00%  1,176        -27.84%    -28.27%      0.33%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

===================================================================================================================================

(6) UNIT PROGRESSION

   The changes in units  outstanding  for the year ended December 31, 2006, were as follows:

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ...................................................              135,304.9       23,837.7     (38,388.7)     120,753.9
   Equity .....................................................              110,911.6       36,760.6     (49,815.3)      97,856.9
   Fixed Income ...............................................               80,971.0        8,702.2     (30,567.7)      59,105.5
   Government Securities ......................................               94,257.4       11,340.1     (23,608.5)      81,989.0
   High Yield .................................................     a         68,637.8        1,622.3     (70,260.1)          -
   Money Market ...............................................              305,548.0      781,880.8    (826,803.0)     260,625.8

AIM VARIABLE INSURANCE FUNDS:
   BASIC VALUE ................................................                4,897.9        1,112.6      (1,499.9)       4,510.6
   Core Equity ................................................     b             --         23,072.9        (940.6)      22,132.3
   Core Stock .................................................     c         12,471.2            7.3     (12,478.5)          --
   Financial Services .........................................               14,454.4       10,439.5      (7,540.4)      17,353.5
   Global Health Care .........................................               11,147.5        4,284.7      (4,625.4)      10,806.8
   Global Real Estate .........................................     d         20,419.8       33,372.2     (21,279.7)      32,512.3
   High Yield .................................................               29,266.7       40,162.9     (35,783.4)      33,646.2
   Mid Cap Core ...............................................                8,801.0        1,096.7      (1,134.6)       8,763.1
   Technology .................................................                8,006.0        7,664.8      (4,582.1)      11,088.7

THE ALGER AMERICAN FUND:
   Growth .....................................................              117,091.5       22,828.6     (41,952.0)      97,968.1
   Leveraged AllCap ...........................................               77,704.8       14,657.0     (23,985.7)      68,376.1
   Midcap Growth ..............................................              102,077.7        9,897.1     (37,567.8)      74,407.0
   Small Capitalization .......................................               67,624.8       64,732.5     (60,220.1)      72,137.2

ALLIANCE VARIABLE PRODUCT SERIES, INC:
   Growth and Income ..........................................                6,393.3          753.2        (224.6)       6,921.9

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Inflation Protection .......................................                4,220.4       13,056.6     (13,700.6)       3,576.4
   Balanced ...................................................                   --          8,914.7      (8,127.8)         786.9
   Income & Growth ............................................               46,148.6       12,474.8     (11,291.8)      47,331.6
   International ..............................................               33,385.3       24,053.0     (16,648.2)      40,790.1
   Value ......................................................              106,929.2       37,344.7     (38,062.4)     106,211.5

DIREXION INSURANCE TRUST:                                           e
   Dynamic VP HY Bond .........................................     e          1,103.0          575.2        (692.1)         986.1

DREYFUS INVESTMENT PORTFOLIO:
   SMALL CAP STOCK INDEX ......................................                1,289.1        7,747.0      (5,681.4)       3,354.7

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .....................               27,678.6        6,900.5     (13,119.4)      21,459.7

DREYFUS STOCK INDEX FUND: .....................................              223,223.2       38,778.3     (50,753.7)     211,247.8

DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock ..........................................               15,369.7        1,012.8      (4,299.7)      12,082.8
   International Value ........................................               43,643.1       60,662.6     (47,696.0)      56,609.7

FEDERATED INSURANCE SERIES:
   Capital Income II ..........................................               15,752.2       35,785.9     (17,365.0)      34,173.1
   High Income Bond II ........................................               54,057.8       51,369.3     (25,676.1)      79,751.0
   International Equity II ....................................               27,805.2       34,859.6     (34,532.8)      28,132.0

JANUS ASPEN SERIES:
   Growth and Income ..........................................               63,956.3       12,778.7     (22,141.8)      54,593.2
   International Growth .......................................               15,111.5       54,299.4     (28,179.8)      41,231.1
   Large Cap Growth ...........................................              138,814.3        6,231.6     (20,190.5)     124,855.4
   Mid Cap Growth .............................................               96,221.2       14,443.0     (33,509.9)      77,154.3
   Worldwide Growth ...........................................              106,339.4        6,292.1     (21,241.9)      91,389.6

LAZARD RETIREMENT SERIES:
   Emerging Markets ...........................................               32,640.4       27,763.5     (31,675.2)      28,728.7
   Equity .....................................................               12,737.9       22,723.8     (20,440.1)      15,021.6
   International Equity .......................................                7,440.2       12,720.8     (12,534.1)       7,626.9
   Small Cap ..................................................               43,740.1        6,239.1     (15,220.3)      34,758.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006

===================================================================================================================================

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth .......................................        f            628.9           65.9        (694.8)          --
   All Cap Value ...........................................        f            710.5           40.9        (334.8)         416.6
   Global High Yield Bond ..................................     f, g         34,219.4       35,818.1     (59,180.5)      10,857.0
   Large Cap Growth ........................................        f             --          7,661.5      (5,987.9)       1,673.6
   Strategic Bond ..........................................        f         14,781.0       21,906.9     (20,506.3)      16,181.6
   Total Return ............................................        f            609.1        1,306.2      (1,699.2)         216.1

LEGG MASON PARTNERS INVESTMENT SERIES: .....................        F
   Government ..............................................     f, x          6,713.0           --        (6,713.0)          --

LORD ABBETT SERIES FUND:
   America's Value .........................................                   6,851.9        7,206.9      (9,517.1)       4,541.7
   Growth and Income .......................................                  98,836.5       41,263.7     (49,182.6)      90,917.6

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ................................................                     204.9          741.2        (647.9)         298.2
   High Income Bond ........................................                      --          1,171.1          --          1,171.1
   Limited. Maturity Bond ..................................                  54,583.4       65,905.2     (74,766.8)      45,721.8
   Mid Cap Growth ..........................................                  43,808.9       27,098.3     (18,634.3)      52,272.9
   Partners ................................................                  79,323.5       20,958.8     (36,079.1)      64,203.2
   Regency .................................................                  10,657.4        2,473.7      (3,869.1)       9,262.0
   Socially Responsive .....................................                   8,697.9        6,990.8      (8,386.0)       7,302.7

PIMCO VARIABLE INSURANCE TRUST:
   Money Market ............................................                  11,522.0      153,477.1    (107,954.1)      57,045.0
   Real Return .............................................                  25,709.9       25,764.7     (24,030.0)      27,444.6
   Short Term ..............................................                  12,568.8      129,554.9    (110,722.3)      31,401.4
   Total Return ............................................                  50,410.2      160,819.8    (144,728.9)      66,501.1

PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ...............................................                     123.9          329.0          --            452.9
   Equity Income ...........................................                  45,756.9       69,937.0     (40,463.3)      75,230.6
   Europe ..................................................        k            391.2       22,759.3     (23,150.5)          --
   Fund ....................................................                  38,873.9       10,972.3     (17,018.2)      32,828.0
   High Yield ..............................................                   3,384.2       17,393.6      (2,154.3)      18,623.5
   International Value .....................................        w             --         14,205.6          --         14,205.6
   Mid Cap Value ...........................................                   8,711.2        5,026.7     (10,969.3)       2,768.6
   Money Market ............................................                      --            357.6        (357.6)          --

ROYCE CAPITAL FUND:
   Micro Cap ...............................................                  12,400.3       19,457.0     (17,464.7)      14,392.6
   Small Cap ...............................................                  43,422.4        5,052.4     (12,343.8)      36,131.0

RYDEX VARIABLE TRUST:
   Banking .................................................                   5,240.1        2,342.0      (7,090.5)         491.6
   Basic Materials .........................................                  14,240.0       39,791.2     (36,990.1)      17,041.1
   Biotechnology ...........................................                   3,193.1       16,503.1     (19,696.2)          --
   CLS AdvisorOne Amerigo ..................................                      --          3,134.9         (16.3)       3,118.6
   CLS AdvisorOne Clermont .................................                      --            869.2          --            869.2
   Commodities .............................................                     672.9          205.7          --            878.6
   Consumer Products .......................................                   1,402.4       31,713.4     (27,347.9)       5,767.9
   Dynamic Dow .............................................        h          1,389.3       96,522.6     (92,626.4)       5,285.5
   Dynamic OTC .............................................        i          5,827.4      122,016.1    (118,251.8)       9,591.7
   Dynamic S&P 500 .........................................        j         11,509.5       22,177.6     (13,547.0)      20,140.1
   Dynamic Weakening Dollar ................................        l             --         18,831.2     (18,174.2)         657.0
   Electronics .............................................                   1,613.7       15,697.3     (14,300.0)       3,011.0
   Energy ..................................................                  50,857.0       46,793.7     (64,845.2)      32,805.5
   Energy Services .........................................                  26,883.5       43,347.2     (52,370.5)      17,860.2
   Europe Advantage ........................................        m             --         57,812.2     (34,507.8)      23,304.4
   Financial Services ......................................                   6,712.7       14,589.7     (10,941.7)      10,360.7
   Government Long Bond Advantage ..........................        n         18,076.7       58,922.7     (59,946.8)      17,052.6
   Health Care .............................................                  29,535.7       26,968.0     (42,750.1)      13,753.6
   Internet ................................................                   1,214.4        3,536.8        (625.5)       4,125.7
   Inverse Dynamic Dow .....................................        o          1,253.0       23,323.6     (19,952.5)       4,624.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse Government Long Bond ..............................      p         56,017.4       69,106.3     (76,031.0)      49,092.7
   Inverse Mid-Cap ...........................................                 1,243.4        9,804.0     (10,081.6)         965.8
   Inverse OTC ...............................................      q            702.1       33,385.9     (32,364.6)       1,723.4
   Inverse Russell 2000 ......................................      r          1,678.9       26,071.4     (21,730.3)       6,020.0
   Inverse S&P 500 ...........................................      s          1,014.1       21,550.8     (21,234.2)       1,330.7
   Japan Advantage ...........................................      t         25,878.0       53,404.9     (67,916.0)      11,366.9
   Large Cap Growth ..........................................                 3,063.8       32,634.2     (23,066.2)      12,631.8
   Large Cap Value ...........................................                   110.3       95,963.8     (58,523.1)      37,551.0
   Leisure ...................................................                   255.1        7,179.3        (341.2)       7,093.2
   Mid Cap Advantage .........................................      u          3,699.1       50,942.9     (52,014.0)       2,628.0
   Mid-Cap Growth ............................................                 9,904.3        7,954.0     (12,948.9)       4,909.4
   Mid-Cap Value .............................................                   102.9       34,731.3     (13,104.7)      21,729.5
   Nova ......................................................                37,635.5       93,616.8     (92,357.2)      38,895.1
   OTC .......................................................                32,962.3       56,969.4     (56,972.5)      32,959.2
   Precious Metals ...........................................                14,798.5       77,032.6     (56,035.5)      35,795.6
   Real Estate ...............................................                 4,383.5       36,761.4     (30,085.3)      11,059.6
   Retailing .................................................                   472.4        2,803.4      (2,842.0)         433.8
   Russell 2000 Advantage ....................................      v            271.9       69,552.9     (63,112.1)       6,712.7
   Sector Rotation ...........................................                 6,757.9       12,169.5     (15,309.4)       3,618.0
   Small-Cap Growth ..........................................                 3,250.9       27,425.8     (17,827.5)      12,849.2
   Small-Cap Value ...........................................                   935.2       35,081.7     (26,400.2)       9,616.7
   Technology ................................................                 1,164.9        9,618.9      (7,398.0)       3,385.8
   Telecommunications ........................................                 1,399.3       17,504.8     (17,105.7)       1,798.4
   Transportation ............................................                 8,692.2       19,298.5     (23,979.8)       4,010.9
   U.S. Government Money Market ..............................               343,323.9      242,311.2    (509,673.1)      75,962.0
   Utilities .................................................                18,442.5       66,705.7     (55,957.4)      29,190.8

SELIGMAN PORTFOLIO, INC:
   Communications & Information ..............................                42,632.7       32,141.0     (20,031.8)      54,741.9
   Global Technology .........................................                28,209.8        3,267.1      (3,261.1)      28,215.8

THIRD AVENUE VARIABLE SERIES TRUST:
   Value .....................................................                37,937.0       24,172.4     (11,593.4)      50,516.0

VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ...........................................                 2,579.7       17,164.6     (16,902.0)       2,842.3
   Bond ......................................................                18,631.4      116,328.7    (116,537.4)      18,422.7
   Emerging Markets ..........................................                53,542.5       49,488.4     (35,605.5)      67,425.4
   Hard Assets ...............................................                48,103.7       23,529.5     (25,059.8)      46,573.4
   Real Estate ...............................................                15,330.0       20,919.1     (16,867.5)      19,381.6

WELLS FARGO ADVANTAGE VT FUNDS
   Discovery .................................................                75,908.9        1,918.3     (13,429.8)      64,397.4
   OPPORTUNITY ...............................................                66,847.3        2,172.5     (19,467.4)      49,552.4
-----------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                 4,154,999.9    4,616,750.1  (4,870,742.8)   3,901,007.2
===================================================================================================================================

a) For the period January 1, 2006 through August 31, 2006 (liquidation of fund).

b) For the period April 28, 2006 (inception of fund) through December 31, 2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate prior to its name change effective July 3, 2006.

e) Formerly Potomac Insurance Trust and Dynamic VP HY Bond prior to their name changes on April 28, 2006.

f) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

g) Formerly LMP Variable High Yield prior to its name change effective September 1, 2006.

h) Formerly Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

i) Formerly Velocity 100 prior to its name change effective May 1, 2006.

j) Formerly Titan 500 prior to its name change effective May 1, 2006.

k) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

l) Formerly Weakening Dollar prior to its name change effective May 1, 2006.

m) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

n) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

o) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED


DECEMBER 31, 2006

p) Formerly Juno prior to its name change effective May 1, 2006.

q) Formerly Arktos prior to its name change effective May 1, 2006.

r) Formerly Inverse Small-Cap prior to its name change effective May 1, 2006.

s) Formerly Ursa prior to its name change effective May 1, 2006.

t) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

u) Formerly Medius prior to its name change effective May 1, 2006.

v) Formerly Mekros prior to its name change effective May 1, 2006.

w) For the period  December 15, 2006  (inception of fund)  through  December 31,
2006.

x) Formerly SB Government prior to its name change effective May 1, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

(6) UNIT PROGRESSION

   The changes in units  outstanding  for the year ended December 31, 2005, were as follows:

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ...................................................              143,637.3       41,854.6     (50,187.0)     135,304.9
   Equity .....................................................              108,591.5       68,075.0     (65,754.9)     110,911.6
   Fixed Income ...............................................               97,777.4       62,994.5     (79,800.9)      80,971.0
   Focus 20 ...................................................     a         47,642.8          466.8     (48,109.6)          --
   Government Securities ......................................              102,734.4       42,439.1     (50,916.1)      94,257.4
   High Yield .................................................               75,452.8       82,125.7     (88,940.7)      68,637.8
   Money Market ...............................................              230,146.5      739,148.3    (663,746.8)     305,548.0

AIM VARIABLE INSURANCE FUNDS:
   Basic Value ................................................                4,277.8        8,297.5      (7,677.4)       4,897.9
   Core Stock .................................................               17,606.5          701.6      (5,836.9)      12,471.2
   Financial Services .........................................               18,295.1        2,603.9      (6,444.6)      14,454.4
   Global Health Care .........................................     b         16,691.9        1,962.0      (7,506.4)      11,147.5
   High Yield .................................................               38,758.2       10,786.5     (20,278.0)      29,266.7
   Mid Cap Core ...............................................               10,132.7          929.6      (2,261.3)       8,801.0
   Global Real Estate .........................................     k         16,802.4       14,322.5     (10,705.1)      20,419.8
   Technology .................................................               14,376.7        2,072.0      (8,442.7)       8,006.0

THE ALGER AMERICAN FUND:
   Growth .....................................................              109,086.8       60,108.5     (52,103.8)     117,091.5
   Leveraged AllCap ...........................................              105,442.0       35,233.8     (62,971.0)      77,704.8
   Midcap Growth ..............................................              129,081.5       53,900.7     (80,904.5)     102,077.7
   Small Capitalization .......................................               89,935.4       56,889.4     (79,200.0)      67,624.8

ALLIANCE VARIABLE PRODUCT SERIES, INC:
   Growth and Income ..........................................               11,131.4           --        (4,738.1)       6,393.3

AMERICAN CENTURY VARIABLE PORTFOLIO, INC:
   Income & Growth ............................................               84,574.3        9,032.4     (47,458.1)      46,148.6
   Inflation Protection .......................................                4,935.0        4,991.6      (5,706.2)       4,220.4
   International ..............................................               38,954.0        6,996.4     (12,565.1)      33,385.3
   Value ......................................................              121,735.8       31,870.3     (46,676.9)     106,929.2

DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ......................................     c             --          1,289.1          --          1,289.1

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .....................               74,387.5       35,513.3     (82,222.2)      27,678.6

DREYFUS STOCK INDEX FUND: .....................................              294,063.0      104,434.8    (175,274.6)     223,223.2

DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock ..........................................               22,620.3       53,300.7     (60,551.3)      15,369.7
   International Value ........................................               60,351.1       41,907.9     (58,615.9)      43,643.1

FEDERATED INSURANCE SERIES:
   Capital Income II ..........................................               21,933.5        1,582.5      (7,763.8)      15,752.2
   High Income Bond II ........................................               72,939.8      112,232.6    (131,114.6)      54,057.8
   International Equity II ....................................               38,894.9       41,069.7     (52,159.4)      27,805.2

JANUS ASPEN SERIES:
   Growth and Income ..........................................               61,726.2       31,645.8     (29,415.7)      63,956.3
   International Growth .......................................                4,537.7       12,438.1      (1,864.3)      15,111.5
   Large Cap Growth ...........................................     d        194,647.6       29,006.7     (84,840.0)     138,814.3
   Mid Cap Growth .............................................              124,120.0       38,289.7     (66,188.5)      96,221.2
   Worldwide Growth ...........................................              143,925.5       24,588.0     (62,174.1)     106,339.4

LAZARD RETIREMENT SERIES:
   Emerging Markets ...........................................                6,258.5       39,679.4     (13,297.5)      32,640.4
   Equity .....................................................               15,403.4       14,432.1     (17,097.6)      12,737.9
   International Equity .......................................                  929.2        7,727.7      (1,216.7)       7,440.2
   Small Cap ..................................................               80,488.4        7,816.5     (44,564.8)      43,740.1

LORD ABBETT SERIES FUND:
   America's Value ............................................                5,389.7       10,878.4      (9,416.2)       6,851.9
   Growth and Income ..........................................              152,944.3       33,094.3     (87,202.1)      98,836.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano .................................................                  1,985.9          205.8      (1,986.8)         204.9
   LTD. MAT. BOND ...........................................       C         82,603.4       15,333.0     (43,353.0)      54,583.4
   Mid-Cap Growth ...........................................                 88,770.8       29,350.5     (74,312.4)      43,808.9
   Partners .................................................                 48,719.2       90,483.4     (59,879.1)      79,323.5
   Regency ..................................................                  6,357.5       37,354.0     (33,054.1)      10,657.4
   Socially Responsive ......................................                     --         14,319.1      (5,621.2)       8,697.9

PIMCO VARIABLE INSURANCE TRUST:
   Money Market .............................................                     --         19,342.2      (7,820.2)      11,522.0
   Real Return ..............................................                 16,400.4       30,860.8     (21,551.3)      25,709.9
   Short Term ...............................................                  3,884.4       10,306.1      (1,621.7)      12,568.8
   Total Return .............................................                 29,956.7       49,315.8     (28,862.3)      50,410.2

PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ................................................       e             --            123.9          --            123.9
   Equity Income ............................................                 35,771.5       50,926.2     (40,940.8)      45,756.9
   Europe ...................................................                  2,441.5          980.5      (3,030.8)         391.2
   Fund .....................................................                 53,459.5       23,765.8     (38,351.4)      38,873.9
   High Yield ...............................................       c             --          3,384.2          --          3,384.2
   Mid Cap Value ............................................       c             --          8,711.2          --          8,711.2

DIREXION INSURANCE TRUSTS: (I)

   Dynamic VP HY Bond .......................................     c,l             --          1,103.0          --          1,103.0

ROYCE CAPITAL FUND:
   Micro Cap ................................................                 31,198.3        7,229.7     (26,027.7)      12,400.3
   Small Cap ................................................                 38,418.1       30,089.5     (25,085.2)      43,422.4

RYDEX VARIABLE TRUST:
   Inverse OTC ..............................................       m             --         13,198.8     (12,496.7)         702.1
   Banking ..................................................                  1,627.9        5,253.7      (1,641.5)       5,240.1
   Basic Materials ..........................................                  2,445.3       12,019.8        (225.1)      14,240.0
   Biotechnology ............................................                     --          3,868.0        (674.9)       3,193.1
   Commodities ..............................................       f                           672.9          --            672.9
   Consumer Products ........................................                     --         11,281.5      (9,879.1)       1,402.4
   Energy ...................................................                 12,506.6      107,276.7     (68,926.3)      50,857.0
   Electronics ..............................................                     --          5,266.1      (3,652.4)       1,613.7
   Energy Services ..........................................                 10,781.3       57,853.9     (41,751.7)      26,883.5
   Financial Services .......................................                    451.5        6,873.9        (612.7)       6,712.7
   Health Services ..........................................                      7.7       45,591.9     (16,063.9)      29,535.7
   Internet .................................................                    608.0        3,388.9      (2,782.5)       1,214.4
   Inverse Dynamic Dow ......................................       n             --          4,934.5      (3,681.5)       1,253.0
   Inverse Mid-Cap ..........................................                     --          3,461.0      (2,217.6)       1,243.4
   Inverse Russell 2000 .....................................       o             --          3,247.7      (1,568.8)       1,678.9
   Inverse Government Long Bond .............................       p         85,611.0       58,660.9     (88,254.5)      56,017.4
   Europe Advantage .........................................       q          2,716.0        6,788.1      (9,504.1)          --
   Large Cap Growth .........................................                     62.3       34,744.1     (31,742.6)       3,063.8
   Japan Advantage ..........................................       r             91.0       32,717.8      (6,930.8)      25,878.0
   Large Cap Value ..........................................                     --         28,175.9     (28,065.6)         110.3
   Leisure ..................................................                  1,531.1        3,963.3      (5,239.3)         255.1
   Dynamic Dow ..............................................       s          2,225.4        3,737.4      (4,573.5)       1,389.3
   Mid Cap Advantage ........................................       t         10,211.3       12,766.8     (19,279.0)       3,699.1
   Russell 2000 Advantage ...................................       w         15,413.4       12,609.9     (27,751.4)         271.9
   Mid-Cap Growth ...........................................                     --         26,298.7     (16,394.4)       9,904.3
   Mid-Cap Value ............................................                     --          4,648.6      (4,545.7)         102.9
   Nova .....................................................                 67,414.5       85,703.9    (115,482.9)      37,635.5
   OTC ......................................................                 72,156.8       54,249.3     (93,443.8)      32,962.3
   Precious Metals ..........................................                    380.6       27,569.8     (13,151.9)      14,798.5

   Real Estate ..............................................                    341.0       22,123.3     (18,080.8)       4,383.5
   Retailing ................................................                     --          7,292.1      (6,819.7)         472.4
   Sector Rotation ..........................................                  4,021.4        6,351.3      (3,614.8)       6,757.9
   Small-Cap Growth .........................................                     --         54,395.9     (51,145.0)       3,250.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===================================================================================================================================

                                                                              NUMBER                                     NUMBER
                                                                             OF UNITS                                   OF UNITS
                                                                             BEGINNING        UNITS         UNITS          END
                                                                NOTES       OF THE YEAR     PURCHASED     REDEEMED     OF THE YEAR
-----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Small-Cap Value ............................................                   --         45,835.8     (44,900.6)         935.2
   Dynamic Strengthening Dollar ...............................     f,aa          --            380.2        (380.2)          --
   Technology .................................................                   --          2,685.8      (1,520.9)       1,164.9
   Telecommunications .........................................                   --          3,559.9      (2,160.6)       1,399.3
   Dynamic S&P 500 ............................................     v            407.3       36,621.1     (25,518.9)      11,509.5
   Transportation .............................................                  901.3       12,113.5      (4,322.6)       8,692.2
   Government Long Bond Advantage .............................     w          9,290.4      116,418.2    (107,631.9)      18,076.7
   U.S. Government Money Market ...............................              373,637.4      201,187.9    (231,501.4)     343,323.9
   Inverse S&P500 .............................................     x            286.4        9,066.9      (8,339.2)       1,014.1
   Utilities ..................................................               11,504.8       49,148.3     (42,210.6)      18,442.5
   Dynamic OTC ................................................     y          1,013.4       17,458.3     (12,644.3)       5,827.4

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (Z):
   Aggressive Growth ..........................................     c             --            628.9          --            628.9
   All Cap Value I ............................................                  286.9        2,221.9      (1,798.3)         710.5
   High Yield Bond ............................................     c             --         34,610.4        (391.0)      34,219.4
   Large Cap Growth I .........................................                   --         13,841.8     (13,841.8)          --
   Strategic Bond I ...........................................                1,170.1       19,161.8      (5,550.9)      14,781.0
   Total Return I .............................................                1,282.7          232.8        (906.4)         609.1

LEGG MASON PARTNERS INVESTMENT SERIES (z):
   Government .................................................     c,ab          --          6,713.0          --          6,713.0

SELIGMAN PORTFOLIO, INC:
   Communications & Information ...............................               61,966.9        2,062.0     (21,396.2)      42,632.7
   Global Technology ..........................................               36,292.1          382.5      (8,464.8)      28,209.8

STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II ..........................................     g         83,221.0          512.7     (83,733.7)          --

THIRD AVENUE VARIABLE SERIES TRUST:
   Value ......................................................               15,999.4       28,344.9      (6,407.3)      37,937.0

VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ............................................                1,572.9        3,916.0      (2,909.2)       2,579.7
   Bond .......................................................               15,124.5        8,285.5      (4,778.6)      18,631.4
   Emerging Markets ...........................................               61,515.5       24,027.4     (32,000.4)      53,542.5
   Hard Assets ................................................               44,914.1       37,325.7     (34,136.1)      48,103.7
   Real Estate ................................................               17,318.2       10,245.1     (12,233.3)      15,330.0

VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund .................................     h          6,692.8          255.6      (6,948.4)          --

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS:
   Discovery ..................................................     i             --         97,529.2     (21,620.3)      75,908.9
   Opportunity ................................................     J         86,583.5        9,284.5     (29,020.7)      66,847.3
-----------------------------------------------------------------------------------------------------------------------------------
                                    TOTALS                                 4,574,913.7    3,962,958.7  (4,382,872.5)   4,154,999.9
===================================================================================================================================

a) For the period January 1, 2005 through May 31, 2005 (liquidation of fund).

b) Formerly AIM VIF Health Science Fund prior to its name change effective July 1, 2005.

c) For the period May 1, 2005 (inception of fund) through December 31, 2005.

d) Formerly Janus Aspen Growth Fund prior to its name change effective May 1, 2005.

e) For the period July 15, 2005 (inception of fund) through December 31, 2005.

f) For the period  October 21, 2005  (inception  of Fund)  through  December 31,
2005.

g) For the period January 1, 2005 through April 8, 2005 (fund merged into Wells Fargo Advantage Discovery).

h) For the period January 1, 2005 through May 8, 2005 (liquidation of fund).

i) For the period April 8, 2005 (inception of fund) through December 31, 2005.

j) Formerly Strong Opportunity II Fund prior to its name change effective April 8, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2006


===============================================================================

k) Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

l) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond Fund prior to their name changes on April 28, 2006.

m) Formerly Arktos prior to its name change effective May 1, 2006.

n) Formerly Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

o) Formerly Inverse Small-Cap Fund prior to its name change effective May 1, 2006.

p) Formerly Juno prior to its name change effective May 1, 2006.

q) Formerly Large-Cap Europe prior to its name change effective May 1, 2006.

r) Formerly Large-Cap Japan prior to its name change effective May 1, 2006.

s) Formerly Long Dynamic Dow 30 Fund prior to its name change effective May 1, 2006.

t) Formerly Medius Fund prior to its name change effective May 1, 2006.

u) Formerly Mekros prior to its name change effective May 1, 2006.

v) Formerly Titan 500 Fund prior to its name change effective May 1, 2006.

w) Formerly U.S. Government Bond prior to its name change effective May 1, 2006.

x) Formerly Ursa prior to its name change effective May 1, 2006.

y) Formerly Velocity 100 Fund prior to its name change effective May 1, 2006.

z) Formerly Salomon Brothers Variable Series prior to the name change effective May 1, 2006.

aa)Formerly Strengthening Dollar prior to its name change effective May 1, 2006.

ab)Formerly SB Government prior to its name change effective May 1, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


===============================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

   We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account H as of December 31, 2006, the related statements of operations and changes in net assets for the years ended December 31, 2006 and 2005, and the financial highlights for each of the two years for the period ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account H as of December 31, 2006, the results of its operations, changes in its net assets for the years ended December 31, 2006 and 2005, and financial highlights for each of the two years for the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

   /s/ BDO Seidman, LLP
   ---------------------------
   New York, New York
   March 31, 2007

===============================================================================

                         JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

                         SPONSOR
                         Jefferson National Life Insurance Company

                         DISTRIBUTOR
                         Jefferson National Financial Securities Corporation

                         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS BDO Seidman, LLP

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2006 and 2005, and for the years then ended.

The financial statements of Jefferson National Life Annuity Account H at December 31, 2006 and for each of the two years in the period ended December 31, 2006.

(b)      Exhibits

(1)        (a)            Resolution of Board of Directors of the Company authorizing the establishment of the Separate   (2)
                          Account.

           (b)            Resolution Changing the Name of the Separate Account                                            (1)

(2)                       Not Applicable.

(3)        (a)     (i)    Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and  (1)
                          Inviva Securities Corporation.

                   (ii)   Form of Amendment to the Principal Underwriter's Agreement

           (b)            Form of Selling Agreement (1)

(4)        (a)            Form of Individual Contract Fixed and Variable Accounts. (CVIC-2000)                            (1)

           (b)            Form of Guaranteed Minimum Death Benefit Rider. (CVIC-4001)                                     (1)

           (c)            Form of Guaranteed Minimum Income Benefit Rider. (CVIC-4002)                                    (1)

           (d)            Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider.                     (1)

           (e)            Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.         (1)
                          (CVIC-4020)

           (f)            Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)     (1)

           (g)            Form of IRA Endorsement (1)

           (h)            Form of Roth IRA Endorsement (1)

           (i)            Form of TSA Endorsement (1)

           (j)            Form of Removal of Subaccount Limitation Endorsement (JNL-ADV SERIES-END-1)                     (10)

           (k)            Form of Death Benefit - Adjusted Partial Withdrawal Endorsement (JNL-ADV SERIES-END-2)          (10)

           (l)            Form of CDSC modification Endorsement (JNL-ADV SERIES-END 3)                                    (10)

(5)                       Application for Individual Annuity Contract.                                                    (1)

(6)        (a)            Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.           (1)

           (b)            Amended and Restated By-Laws of the Company.                                                    (1)

(7)                       Not Applicable.

(8)        (a)            Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco    (1)

                          Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

                   (i)    Form of Amendment  dated May 1, 2006 to the  Participation  Agreement dated October 23, 2002 by (12)
                          and among 40|86 Series Trust,  40|86 Advisors,  Inc. and Jefferson National Life Insurance
                          Company.

          (b)      (i)    Form of  Participation  Agreement by and among A I M Distributors,  Inc.,  Jefferson  National  (3)
                          Life Insurance Company, on behalf of itself and its separate accounts,  and Inviva Securities
                          Corporation dated May 1, 2003.

                   (ii)   Form of  Amendment  dated  April 6, 2004 to the  Participation  Agreement  by and among A I M   (1)
                          Distributors,  Inc.,  Jefferson  National  Life  Insurance  Company,  on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

                   (iii)  Form of  Amendment  dated May 1,  2006 to the  Participation  Agreement  by and among A I M     (12)
                          Distributors,  Inc.,  Jefferson  National  Life  Insurance  Company,  on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

           (c)     (i)    Form of  Participation  Agreement  among the Alger  American  Fund,  Great  American  Reserve   (4)
                          Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

                   (ii)   Form of  Amendment  dated  November 5, 1999 to the  Participation  Agreement  among the Alger   (5)
                          American Fund, Great American Reserve  Insurance  Company and Fred Alger and Company,  Inc.
                          dated March 31, 1995.

                   (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger         (5)
                          American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                          dated March 31, 1995.

                   (iv)   Form of Amendments August 4, 2003 and March 22, 2004  to the Participation Agreement among the  (1)
                          Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                          dated March 31, 1995.

                   (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American     (12)
                          Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated
                          March 31, 1995.

           (d)     (i)    Form of Participation Agreement between Great American Reserve Insurance Company and American   (4)
                          Century Investment Services as of 1997.

                   (ii)   Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American (5)
                          Reserve Insurance Company and American Century Investment Services as of 1997.

                   (iii)  Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American (5)
                          Reserve Insurance Company and American Century Investment Services as of 1997.

                   (iv)   Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American  (5)
                          Reserve Insurance Company and American Century Investment Services as of 1997.

                   (v)    Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American  (5)
                          Reserve Insurance Company and American Century Investment Services as of 1997.

                   (vi)   Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement        (1)
                          between Great American Reserve Insurance Company and American Century Investment Services
                          as of 1997.

                   (vii)  Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson National   (10)
                          Life Insurance Company and American Century Investment Services as of 1997.

                   (viii) Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National   (12)
                          Life Insurance Company and American Century Investment Services as of 1997.

                   (ix)   Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National   (13)
                          Life Insurance Company and American Century Investment Services.

           (e)     (i)    Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance       (5)
                          Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc.,
                          Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

                   (ii)   Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and  (5)
                          among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                          Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
                          Portfolios.

                   (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and     (1)
                          among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                          Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
                          Portfolios.

                   (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among      (1)
                          Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                          Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                          Investment Portfolios.

                   (v)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and     (10)
                          among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                          Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                          Investment Portfolios.

           (f)     (i)    Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve         (4)
                          Insurance Company and Insurance Management Series, Federated Securities Corp.

                   (ii)   Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among    (5)
                          Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

                   (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by  (5)
                          and among Conseco Variable Insurance Company, Federated Insurance Series and Federated
                          Securities Corp.

                   (iv)   Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among    (1)
                          Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

                   (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and   (12)
                          among Jefferson National Life Insurance Company, Federated Insurance Series and Federated
                          Securities Corp.

           (g)     (i)    Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First   (6)
                          American Asset Management and Conseco Variable Insurance Company dated 2001.

                   (ii)   Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First        (5)
                          American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                          Insurance Company dated 2001.

                   (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American  (1)
                          Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance
                          Company dated 2001.

           (h)     (i)    Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance  (1)
                          Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

                   (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement Janus Aspen Series and       (10)
                          Jefferson National Life Insurance Company dated May 1, 2003.

                   (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series,    (12)
                          Janus Distributors LLC and Jefferson National Life
                          Insurance Company dated February 1, 2001.

           (i)     (i)    Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management,  (1)
                          LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated
                          May 1, 2003.

                   (ii)   Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement   (1)
                          Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson
                          National Life Insurance Company dated May 1, 2003.

           (j)     (i)    Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great  (4)
                          American Reserve Insurance Company.

                   (ii)   Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by (7)
                          and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

                   (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and  (1)
                          among Lord, Abbett & Co. and Great American Reserve Insurance Company.

           (k)     (i)    Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers     (5)
                          Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great
                          American Reserve Insurance Company.

                   (ii)   Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and  (5)
                          among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman
                          Management Incorporated and Conseco Variable Insurance Company.

                   (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by (5)
                          and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman
                          Management Incorporated and Conseco Variable Insurance Company.

                   (iv)   Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and  (8)
                          among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                          Jefferson National Life Insurance Company.

                   (v)    Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by    (1)
                          and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated
                          and Jefferson National Life Insurance Company.

                   (vi)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and  (10)
                          among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated
                          and Jefferson National Life Insurance Company.

                   (vii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and  (12)
                          among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated
                          and Jefferson National Life Insurance Company.

                   (viii) Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and  (13)
                          among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated
                          and Jefferson National Life Insurance Company.

           (l)     (i)    Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust,  (1)
                          PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.

                   (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and     (10)
                          among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National
                          Life Insurance Company.

                   (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and     (12)
                          among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National
                          Life Insurance Company.

           (m)     (i)    Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,        (1)
                          Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
                          Funds Distributor, Inc.

                   (ii)   Form of Amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract  (10)
                          Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and
                          Pioneer Funds Distributor, Inc.

                   (iii)  Form of amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract  (12)
                          Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and
                          Pioneer Funds Distributor, Inc.

           (n)            Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce &      (1)
                          Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation
                          and Form of Amendment dated April 5, 2004 thereto.

                   (i)    Form of amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce  (12)
                          & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities
                          Corporation.

           (o)     (i)    Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance    (9)
                          Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

                   (ii)   Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24,   (1)
                          2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial
                          Services, Inc.

                   (iii)  Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 (10)
                          by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO
                          Financial Services, Inc.

                   (iv)   Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 (12)
                          by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO
                          Financial Services, Inc.

           (p)     (i)    Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance      (1)
                          Company and Citigroup Global Markets Inc.

                   (ii)   Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between (10)
                          Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

                   (iii)  Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004      (13)
                          between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

           (q)     (i)    Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc.,       (6)
                          Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                   (ii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by    (5)
                          and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
                          Company.

                   (iii)  Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and  (1)
                          among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                   (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and            (1)

                          among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

                   (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and     (12)
                          among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance
                          Company.

           (r)     (i)    Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve        (5)
                          Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong
                          Capital Management, Inc. and Strong Funds Distributors, Inc.

                   (ii)   Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by    (5)
                          and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc.,
                          Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds
                          Distributors, Inc.

                   (iii)  Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by    (5)
                          and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                          Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

                   (iv)   Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and    (5)
                          among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                          Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

                   (v)    Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated     (1)
                          April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance
                          Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong
                          Investments, Inc.

           (s)     (i)    Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC (8)
                          and Jefferson National Life Insurance Company.

                   (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by  (1)
                          and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

           (t)     (i)    Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance (5)
                          Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

                   (ii)   Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by  (5)
                          and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck
                          Associates Corporation.

                   (iii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by  (5)
                          and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck
                          Associates Corporation.

                   (iv)   Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among (8)
                          Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life
                          Insurance Company.

           (u)     (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund   (1)
                          Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

                   (ii)   Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life     (1)
                          Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance
                          funds dated May 1, 2003.

           (v)     (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo  (10)
                          Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

                   (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life  (12)
                          Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust

                          dated April 8, 2005.

           (w)     (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty     (10)
                          Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

                   (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life  (12)
                          Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

           (x)     (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance     (12)
                          Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc.
                          dated May 1, 2006.

           (y)     (i)    Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National   (13)
                          Life Insurance Company dated May 1, 2007

(9)                       Opinion and Consent of Counsel.                                                                 (13)

(10)                      Consent of Independent Registered Public Accounting Firm.                                       (13)

(11)                      Financial Statements omitted from Item 23 above.                                                N/A

(12)                      Initial Capitalization Agreement. N/A

(13)               (i)    Powers of Attorney.                                                                             (1)

                   (ii)   Powers of Attorney- Laurence Greenberg (11)

                   (iii)  Powers of Attorney - Robert Jefferson                                                           (12)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 7 and 9 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N- 4 on April 30, 2004 (Accession Number 0000912057-04-000484).

(2) Incorporated herein by reference to the Initial Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on November 12, 1999. (Accession Number 0000928389-99-000274).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 8 and 10 to the Registration Statement for Jefferson

National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 22, 2005 (Accession Number
0000930413-05-002830).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 11 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003364).

(13) Filed Herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                     POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow              Director, Chairman of the Board
Tracey Hecht Smilow         Director
Laurence P. Greenberg       Director, Chief Executive Officer and President
Timothy D. Rogers           Chief Financial Officer and Treasurer
Craig A. Hawley (1)         General Counsel and Secretary
David Lau (1)               Chief Operating Officer
Brian Heaphy                Director--Mergers & Acquisitions
Jeff Fritsche               Tax Director
Michael Girouard            Chief Investment Officer
Joseph Vap (1)              Controller
Jo Ann Heppermann (1)       Director - Operations
Matthew Grove               Chief Marketing Officer
Dean C. Kehler (2)          Director
Robert Jefferson (3)        Director


(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


----------------------
   SMILOW & HECHT                                                         ORGANIZATIONAL CHART
AND FAMILY MEMBERS(1)
----------------------
         |
         | 100%
----------- ---------------- ----------- ----------- ----------- ----------- -----------
  INVIVA,     INVIVA, INC.    SERIES A    SERIES B    SERIES C    SERIES D     SECURED
   L.L.C.      MANAGEMENT     PREFERRED   PREFERRED   PREFERRED   PREFERRED     NOTES
    (CA)          AND          STOCK(3)    STOCK(4)    STOCK(5)    STOCK(6)
-----------   EMPLOYEES(2)   ----------- ----------- ----------- ----------- -----------
     |      ----------------      |           |          |            |           |
     | 77%        | 23%           |           |          |            |           |
     |            |               |           |          |            |           |
---------------------------------------------------------------------------------------
                                    INVIVA, INC.
                                        (DE)
---------------------------------------------------------------------------------------
                                         | 100%
         -----------------------------------------------------------------------------------------------------------
         |           |            |             |              |           |           |            |              |
         |           |            |             |              |           |           |            |              |
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
     LIFCO     JNF HOLDING     INVIVA        INVIVA         INVIVA       INVIVA      INVIVA       INVIVA       INVIVA
    HOLDING      COMPANY,    INSURANCE      STATUTORY      STATUTORY    STATUTORY   STATUTORY    STATUTORY    STATUTORY
    COMPANY,    INC. (DE)   AGENCY, INC.  TRUST I (DE)(7)  TRUST III    TRUST IV     TRUST V      TRUST VI    TRUST VII
    INC. (DE)                   (DE)                        (CT)(7)      (DE)(7)     (DE)(7)      (DE)(7)      (DE)(7)
  ----------- ------------- ------------- --------------- ----------- ------------ ----------- ------------ -------------
               100% |
              -------------
               JEFFERSON
                NATIONAL
               FINANCIAL
              CORP. (DE)(8)
              -------------
                   |        100%
       ----------------------------------------------------------------------
       |                                |                                   |
------------------------------   --------------------------------------  ---------------------------
     JEFFERSON NATIONAL            JEFFERSON NATIONAL LIFE INSURANCE       JNF ADVISORS, INC. (DE)
  SECURITIES CORPORATION (DE)                 COMPANY (TX)
------------------------------   --------------------------------------  ---------------------------

(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten
         (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members;
         (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

(8) Jefferson National Financial Corp. is owned 75% by JNF Holding Company, Inc. and 25% by Inviva, Inc.





ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 9, 2007, the number of The Advantage Plus contract funded by Jefferson National Life Annuity Account H was 1,627 of which 1,154 were qualified contracts and 473 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account I


(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

       NAME                              POSITIONS AND OFFICES
Craig A. Hawley           President, General Counsel and Secretary
Robert B. Jefferson*      Director*
Edward J. O'Brien, IV     Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, Pennsylvania 19147.




     (c)  JNSC retains no compensation or commissions from the registrant.

                                                                    COMPENSATION
                                                                         ON
                                        NET UNDERWRITING             REDEMPTION
         NAME OF PRINCIPAL               DISCOUNTS AND                   OR                    BROKERAGE
            UNDERWRITER                   COMMISSIONS               ANNUITIZATION             COMMISSIONS          COMPENSATION
Jefferson National Securities                 None                      None                      None                 None
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 10 and 12 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 16th day of April, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:   /s/ Laurence P. Greenberg*
Name:  Laurence P. Greenberg
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                                                    TITLE                                         DATE
/s/ David A. Smilow*                         Chairman of the Board                                                    4/16/07
Name: David Smilow

/s/ Tracey Hecht Smilow*                     Director                                                                 4/16/07
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*                   Director, Chief Executive Officer and President                          4/16/07
Name: Laurence Greenberg

/s/ Timothy D. Rogers*                       Chief Financial Officer and Treasurer                                    4/16/07
Name: Timothy D. Rogers

/s/ Dean C. Kehler*                          Director                                                                 4/16/07
Name: Dean C. Kehler

/s/ Robert Jefferson*                        Director                                                                 4/16/07
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                                                                                4/16/07
Attorney in Fact

                                  EXHIBIT INDEX

(8)   (d)  (ix)  Form of Amendment dated May 1, 2007 to the
                 Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.

      (k) (viii) Form of Amendment dated May 1, 2007 to the Participation
                 Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

      (p)  (iii) Form of Amendment dated April 28, 2007 to Form of
                 Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

      (y)   (i)  Form of Participation Agreement between Northern Lights
                 Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007.

(9)              Opinion and Consent of Counsel.

(10)             Consent of Independent Registered Public Accounting Firm.